UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

CONSULTING GROUP CAPITAL MARKETS FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices)(Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Consulting Group

Capital Markets Funds

Semi-Annual Report

»	February 28, 2017

•	Large Cap Equity Fund

•	Small-Mid Cap Equity Fund

•	International Equity Fund

•	Emerging Markets Equity Fund

•	Core Fixed Income Fund

•	High Yield Fund

•	International Fixed Income Fund

•	Municipal Bond Fund

•	Inflation-Linked Fixed Income Fund

•	Ultra-Short Term Fixed Income Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Consulting Group

Capital Markets Funds

DEAR SHAREHOLDER,

Large Cap Equity Fund rose 8.6% over the six-month semi-annual period, underperforming both the Russell 1000® Index i, which increased 10.1% in the period, and the average performance of mutual funds included in the Lipper Large-Cap Core xi investment category, which rose 9.3%. Overall, stock selection detracted from returns while sector positioning was relatively neutral. The fund’s underperformance and underweighting in the Financials (banks) sector detracted value relative to the index, as did the fund’s underperformance in Industrials (road and rail) and Information Technology (IT services). The fund’s underweighting in the REITs sector and outperformance in Energy added value relative to the index.

Small-Mid Cap Equity Fund increased 10.3% over the semi-annual performance period, as compared to the 10.7% increase of the Russell 2500® Index ii and the 12.0% return of the average mutual fund included in the Lipper Small-Cap Core xii investment category. The fund’s underweight exposure and negative stock selection in the Financials (banks and insurance) sector detracted value relative to the index, as did the fund’s underperformance in Information Technology (software). The fund’s outperformance and underweighting in REITs added value.

International Equity Fund returned 2.5% in the semi-annual reporting period that ended on February 28, 2017, as compared to the 4.9% increase of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) iii and the 3.8% return of the average mutual fund included in the Lipper International Large-Cap Core xiii investment category. Underperformance in Australia and Germany detracted value, as did the fund’s underperformance in Industrials and Materials. Outperformance in Health Care added value relative to the index.

Emerging Markets Equity Fund registered a six-month return of 4.7%, matching the return of the MSCI Emerging Markets Index (Net) iv and outperforming the 4.1% return of the average mutual fund included in the Lipper Emerging Markets xiv investment category. Relative to the index, the fund’s stock selection in Korea, South Africa, and China were top contributors, while the fund’s underperformance in Brazil detracted value. Favorable stock selection in the Consumer Discretionary and Information Technology sectors added value relative to the index, while underperformance in Materials and Financials detracted value.

Core Fixed Income Fund declined 1.8% in the six-month period, outperforming the 2.2% decline of the Barclays Capital U.S. Aggregate BondTM Index v, but slightly underperforming the 1.7% decline for the average mutual fund included in the Lipper Core Bond xv investment category. The fund benefited from its overweight position in MBS and a slightly lower average quality versus the benchmark, while security selection detracted slightly. The fund ended the period with a duration slightly below that of the benchmark and an underweight position in Treasuries.

High Yield Fund returned 5.7% in the semi-annual reporting period, ahead of the 5.4% return of the Barclays Capital U.S. Corporate High-Yield Bond Index vi and 4.7% average return of mutual funds included in the Lipper High Yield xvi investment category. The fund benefited from positive security selection over the period, while sector selection detracted from returns. From a quality perspective, the fund ended the period overweighted in BBB securities and underweighted in BB and CCC securities.

International Fixed Income Fund declined 1.2% on an absolute basis, but outperformed the 2.4% loss of the Citigroup Non-USD World Government Bond Index (USD) Hedged vii and the 2.3% loss for the average mutual fund included in the Lipper International Income xvii investment category. Relative to the benchmark, the fund was underweight duration in the Eurozone and neutral on duration in Japan, favoring positions designed to benefit from a steeper yield curve. The fund’s underweight to investment-grade corporate credits was balanced by select positions in non-investment-grade corporates. The fund also benefited from exposure to non-Agency MBS and TIPS.

I

Municipal Bond Fund’s six-month loss of 3.6% in the period ended February 28, 2017 fell short of the 2.8% loss of the Barclays Capital U.S. Municipal Bond Index viii, as well as the 3.2% decrease in the average mutual fund included in the Lipper General & Insured Municipal Debt xviii investment category. The fund’s primary detractors included an overweight position in long-dated securities, particularly 20 years and longer, which detracted from performance amid yield curve steepening, as well as the fund’s longer duration posture in the AA-rated category. Contributors included an overweight position in the Hospital and Power sectors and an overweight posture in single-A rated securities.

Inflation-Linked Fixed Income Fund returned 0.1%, outperforming the 0.6% loss of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index ix, but underperforming the 0.3% return of the average mutual fund included in the Lipper Inflation Protected Bond xix category. The fund benefited from positive security selection over the six-month period. The fund ended the period with a modest underweight duration position, while continuing to overweight real duration exposure in the U.S. The fund also maintained exposures to diversifying sources of real duration, such as non-U.S. inflation-linked bonds, which in some cases offer higher real yields. The fund’s spread sector positioning focused primarily on high-quality sources of yield such as corporate issues concentrated within financials.

Ultra-Short Fixed Income Fund returned 1.4%, outperforming the Citigroup 3-Month U.S. Treasury Bill Index x, which returned 0.2%, and the average mutual fund included in the Lipper Ultra-Short Obligations xx category, which returned 0.6%. Relative to the index, the fund benefitted from holdings in investment grade credit and select holdings of high yield and securitized credit.

We thank you for your continued confidence in Morgan Stanley Wealth Management and support as shareholders of the CGCM Funds.

Sincerely,

Paul Ricciardelli

Chief Executive Officer

II

Although the statements of fact and data contained herein have been obtained from, and are based upon, sources the firm believes reliable, we do not guarantee their accuracy, and any such information may be incomplete or condensed. All opinions included in this report constitute the firm’s judgment as of the date herein, and are subject to change without notice. This material is for informational purposes only, and is not intended as an offer or solicitation with respect to the purchase or sale of any security. This report may contain forward-looking statements, and there can be no guarantee that they will come to pass. The index returns shown are preliminary and subject to change. Past performance is not a guarantee of future results.

Index Definitions

i.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.
ii.	The Russell 2500® Index includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
iii.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
iv.	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
v.	The Barclays Capital U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
vi	The Barclays Capital U.S. Corporate High-Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
vii.	The Citigroup Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the Citigroup World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
viii.	The Barclays Capital U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
ix.	Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index – The Barclays US TIPS Index is an unmanaged market index comprised of all US Treasury Inflation Protected Securities rated investment grade (Baa3 / BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding.
x.	The Citigroup 3-Month U.S. Treasury Bill Index – Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization.
xi.	The Lipper Large-Cap Core Funds Average are equally weighted total returns using all the active funds available within the category of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500® Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xii.	The Lipper Small-Cap Core Funds Average are equally weighted total returns using all the active funds available within the category of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600® Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xiii.	The Lipper International Large-Cap Core Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE® Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xiv.	The Lipper Emerging Markets Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xv.	The Lipper Core Bond Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that invest at least 85% of their assets in domestic investment-grade debt issues (rated in top four grades) with any remaining in investment in nonbenchmark sectors such as high-yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xvi.	The Lipper High Yield Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xvii.	The Lipper International Income Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xviii.

The Lipper General & Insured Municipal Debt Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt

III

issues insured as to timely payment. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xix.	Lipper Inflation Protected Bond Funds Average – These are equally weighted total returns using all the active funds available within the category Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Inflation protected bond funds invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.
xx.	Lipper Ultra-Short Obligations Funds Average – These are equally weighted total returns using all the active funds available within the category. Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Ultra short obligations funds invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

IV

Risk Considerations

Equity securities may fluctuate in response to news on companies, industries, market conditions, and general economic environment.

Investing in foreign markets entails risks not typically associated with domestic markets, such as currency fluctuations and controls, restrictions on foreign investments, less governmental supervision and regulation, and the potential for political instability. These risks may be magnified in countries with emerging markets and frontier markets, since these countries may have relatively unstable governments and less established markets and economies.

Investing in small- to medium-sized companies entails special risks, such as limited product lines, markets, and financial resources, and greater volatility than securities of larger, more established companies.

The value of fixed income securities will fluctuate and, upon a sale, may be worth more or less than their original cost or maturity value. Bonds are subject to interest rate risk, call risk, reinvestment risk, liquidity risk, and credit risk of the issuer.

High yield bonds (bonds rated below investment grade) may have speculative characteristics and present significant risks beyond those of other securities, including greater credit risk, price volatility, and limited liquidity in the secondary market. High yield bonds should comprise only a limited portion of a balanced portfolio.

Yields are subject to change with economic conditions. Yield is only one factor that should be considered when making an investment decision.

Asset allocation and diversification do not assure a profit or protect against loss in declining financial markets.

The indices are unmanaged. An investor cannot invest directly in an index. They are shown for illustrative purposes only and do not represent the performance of any specific investment.

Because of their narrow focus, sector investments tend to be more volatile than investments that diversify across many sectors and companies.

Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected.

V

Performance of the Consulting Group Capital Markets Funds For the Six Months Ended February 28, 2017†* (unaudited)

Large Cap Equity Fund	8.58%
Russell 1000® Index (1)	10.10

Small-Mid Cap Equity Fund	10.33
Russell 2500® Index (2)	10.72

International Equity Fund	2.52
MSCI EAFE® Index (Net) (3)	4.90

Emerging Markets Equity Fund	4.71
MSCI Emerging Markets Index (Net) (4)	5.51

Core Fixed Income Fund	-1.80
Barclays Capital U.S. Aggregate BondTM Index (5)	-2.19

High Yield Fund	5.65
Barclays Capital U.S. Corporate High-Yield Index (6)	5.43

International Fixed Income Fund	-1.23
Citigroup Non-USD World Government Bond Index (USD) Hedged (7)	-2.43

Municipal Bond Fund	-3.57
Barclays Capital U.S. Municipal Bond Index (8)	-2.80

Inflation-Linked Fixed Income Fund	0.06
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (9)	-0.58

Ultra-Short Term Fixed Income Fund	1.39
Citigroup 3-Month U.S. Treasury Bill Index (10)	0.18

See pages VI through VII for all footnotes.

VI

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/cgcm.

*	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.50%.

**	Consulting Group Advisory Services, LLC (“CGAS”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.

1.	The Russell 1000® Index is composed of the 1,000 largest U.S. companies by market capitalization. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

2.	The Russell 2500® Index includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4.	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5.	The Barclays Capital U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6.	The Barclays Capital U.S. Corporate High-Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VII

7.	The Citigroup Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the Citigroup World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8.	The Barclays Capital U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9.	The Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) Index.

10.	The Citigroup 3-Month U.S. Treasury Bill Index.

VIII

Fund Expenses

(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees. Which may be up to 2.50%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on September 1, 2016 and held for the six months ended February 28, 2017.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Fund	Total Return Without Annual Advisory Program Fees(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Large Cap Equity Fund	8.58%	$1,000.00	$1,085.80	0.49%	$2.53
Small-Mid Cap Equity Fund	10.33%	1,000.00	1,103.30	0.65%	3.39
International Equity Fund	2.52%	1,000.00	1,025.20	0.66%	3.31
Emerging Markets Equity Fund	4.71%	1,000.00	1,047.10	0.88%	4.47
Core Fixed Income Fund	-1.80%	1,000.00	982.00	0.56%	2.75
High Yield Fund	5.65%	1,000.00	1,056.50	0.67%	3.42
International Fixed Income Fund	-1.23%	1,000.00	987.70	0.93%	4.58
Municipal Bond Fund	-3.57%	1,000.00	964.30	0.76%	3.70
Inflation-Linked Fixed Income Fund	0.06%	1,000.00	1,000.60	1.06%	5.26
Ultra-Short Term Fixed Income Fund	1.39%	1,000.00	1,013.90	0.76%	3.79

(1)	For the six months ended February 28, 2017.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which may be up to 2.50% depending on the particular program through which you invest. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expenses reimbursements, the total return would have been lower.
(3)	Annualized Expense Ratios are based on the most recent 6 month expense ratios which may differ from net expense ratios in the Financial Highlights.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided 365 (to reflect the one-half year period).

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Large Cap Equity Fund	5.00%	$1,000.00	$1,022.36	0.49%	$2.46
Small-Mid Cap Equity Fund	5.00%	1,000.00	1,021.57	0.65%	3.26
International Equity Fund	5.00%	1,000.00	1,021.52	0.66%	3.31
Emerging Markets Equity Fund	5.00%	1,000.00	1,020.43	0.88%	4.41
Core Fixed Income Fund	5.00%	1,000.00	1,022.02	0.56%	2.81
High Yield Fund	5.00%	1,000.00	1,021.47	0.67%	3.36
International Fixed Income Fund	5.00%	1,000.00	1,020.18	0.93%	4.66
Municipal Bond Fund	5.00%	1,000.00	1,021.03	0.76%	3.81
Inflation-Linked Fixed Income Fund	5.00%	1,000.00	1,019.54	1.06%	5.31
Ultra-Short Term Fixed Income Fund	5.00%	1,000.00	1,021.03	0.76%	3.81

(1)	For the six months ended February 28, 2017.
(2)	Annualized Expense Ratios are based on the most recent 6 month expense ratios which may differ from net expense ratios in the Financial Highlights.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided 365 (to reflect the one-half year period).

Schedules of Investments

February 28, 2017 (unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS — 94.7%
CONSUMER DISCRETIONARY — 11.1%
Auto Components — 0.6%
3,716	Adient PLC*	$249,455
8,575	BorgWarner Inc.	361,779
49,887	Delphi Automotive PLC	3,797,897
11,380	Gentex Corp.	239,321
91,971	Goodyear Tire & Rubber Co. (The)	3,223,584
2,924	Lear Corp.	415,179
17,593	Tenneco Inc.*	1,131,406
1,404	Visteon Corp.*	130,109

	Total Auto Components	9,548,730

Automobiles — 0.3%
148,860	Ford Motor Co.	1,865,216
53,544	General Motors Co.	1,972,561
7,175	Harley-Davidson Inc.	404,526
4,724	Tesla Inc.*(a)	1,180,953
1,899	Thor Industries Inc.	210,447

	Total Automobiles	5,633,703

Distributors — 0.1%
5,084	Genuine Parts Co.	486,590
12,088	LKQ Corp.*	381,739
1,623	Pool Corp.	186,174

	Total Distributors	1,054,503

Diversified Consumer Services — 0.0%
177	Graham Holdings Co., Class B Shares	95,270
8,184	H&R Block Inc.	168,263
7,538	Service Corp. International	231,643
5,444	ServiceMaster Global Holdings Inc.*	216,835

	Total Diversified Consumer Services	712,011

Hotels, Restaurants & Leisure — 1.4%
9,683	Aramark	346,070
1,949	Brinker International Inc.(a)	82,326
15,621	Carnival Corp.	873,995
1,116	Chipotle Mexican Grill Inc., Class A Shares*	467,314
1,302	Choice Hotels International Inc.	78,901
4,595	Darden Restaurants Inc.	343,155
17,068	Domino’s Pizza Inc.	3,239,677
3,684	Dunkin’ Brands Group Inc.	202,657
3,156	Extended Stay America Inc.	54,599
2,096	Hilton Grand Vacations Inc.*	62,754
6,989	Hilton Worldwide Holdings Inc.	399,771
1,287	Hyatt Hotels Corp., Class A Shares*	66,074
3,830	International Game Technology PLC	103,410
13,862	Las Vegas Sands Corp.	733,993
12,327	Marriott International Inc., Class A Shares	1,072,326
31,930	McDonald’s Corp.	4,075,864
17,341	MGM Resorts International*	455,895
6,393	Norwegian Cruise Line Holdings Ltd.*	324,125
898	Panera Bread Co., Class A Shares*	207,258
6,137	Royal Caribbean Cruises Ltd.	589,766
2,875	Six Flags Entertainment Corp.	174,254
140,048	Starbucks Corp.	7,964,530

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 11.1% — (continued)
Hotels, Restaurants & Leisure — 1.4% — (continued)
1,515	Vail Resorts Inc.	$274,488
8,629	Wendy’s Co. (The)	120,288
4,399	Wyndham Worldwide Corp.	366,173
3,074	Wynn Resorts Ltd.	295,565
11,937	Yum China Holdings Inc.*	317,405
12,751	Yum! Brands Inc.	832,895

	Total Hotels, Restaurants & Leisure	24,125,528

Household Durables — 0.5%
3,018	CalAtlantic Group Inc.	106,626
13,490	DR Horton Inc.	431,680
4,478	Garmin Ltd.(a)	231,110
2,726	Harman International Industries Inc.	304,276
5,063	Leggett & Platt Inc.	248,998
7,183	Lennar Corp., Class A Shares	350,459
425	Lennar Corp., Class B Shares	16,707
2,115	Mohawk Industries Inc.*	478,751
17,174	Newell Brands Inc.	842,041
138	NVR Inc.*	267,026
13,266	PulteGroup Inc.	292,515
2,149	Tempur Sealy International Inc.*(a)	99,262
6,212	Toll Brothers Inc.*	212,078
2,014	Tupperware Brands Corp.	121,625
23,871	Whirlpool Corp.	4,263,122

	Total Household Durables	8,266,276

Internet & Direct Marketing Retail — 2.5%
22,159	Amazon.com Inc.*	18,725,241
4,391	Expedia Inc.	522,705
15,000	Groupon Inc., Class A Shares*	63,450
2,139	Liberty Expedia Holdings Inc., Class A Shares*	92,576
164,619	Liberty Interactive Corp. QVC Group, Class A Shares*	3,108,007
3,208	Liberty Ventures, Series A*	140,703
15,646	Netflix Inc.*	2,223,766
10,847	Priceline Group Inc. (The)*	18,701,638
4,518	TripAdvisor Inc.*	187,361

	Total Internet & Direct Marketing Retail	43,765,447

Leisure Products — 0.1%
3,635	Brunswick Corp.	217,700
3,878	Hasbro Inc.	375,662
13,598	Mattel Inc.	349,876
2,419	Polaris Industries Inc.(a)	206,123
2,425	Vista Outdoor Inc.*	49,058

	Total Leisure Products	1,198,419

Media — 1.8%
2,407	AMC Networks Inc., Class A Shares*	143,963
197	Cable One Inc.	123,208
14,310	CBS Corp., Class B Shares	943,315
7,779	Charter Communications Inc., Class A Shares*	2,513,084
4,292	Cinemark Holdings Inc.	179,706
1,598	Clear Channel Outdoor Holdings Inc., Class A Shares	7,670
185,843	Comcast Corp., Class A Shares	6,954,245
6,136	Discovery Communications Inc., Class A Shares*	176,471
8,767	Discovery Communications Inc., Class C Shares*	246,090

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 11.1% — (continued)
Media — 1.8% — (continued)
7,755	DISH Network Corp., Class A Shares*	$480,810
16,080	Interpublic Group of Cos., Inc. (The)	387,528
1,809	John Wiley & Sons Inc., Class A Shares	94,430
1,003	Liberty Broadband Corp., Class A Shares*	84,513
4,077	Liberty Broadband Corp., Class C Shares*	350,377
3,587	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	141,077
7,237	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	281,736
1,911	Lions Gate Entertainment Corp., Class A Shares	51,157
4,223	Lions Gate Entertainment Corp., Class B Shares*	105,491
5,269	Live Nation Entertainment Inc.*	149,692
17,606	Madison Square Garden Co. (The), Class A Shares*	3,157,812
14,535	News Corp., Class A Shares	186,339
4,110	News Corp., Class B Shares	54,252
8,929	Omnicom Group Inc.	759,858
3,274	Regal Entertainment Group, Class A Shares(a)	70,653
3,311	Scripps Networks Interactive Inc., Class A Shares	267,430
70,311	Sirius XM Holdings Inc.(a)	357,883
8,372	TEGNA Inc.	214,574
30,237	Time Warner Inc.	2,969,576
3,231	Tribune Media Co., Class A Shares	111,534
43,000	Twenty-First Century Fox Inc., ADR, Class A Shares	1,286,560
16,981	Twenty-First Century Fox Inc., Class B Shares	498,392
461	Viacom Inc., Class A Shares	20,999
13,706	Viacom Inc., Class B Shares	595,526
62,760	Walt Disney Co. (The)	6,909,248

	Total Media	30,875,199

Multiline Retail — 0.2%
774	Dillard’s Inc., Class A Shares	42,199
10,804	Dollar General Corp.	788,908
8,531	Dollar Tree Inc.*	654,157
12,721	JC Penney Co., Inc.*(a)	80,651
7,294	Kohl’s Corp.	310,870
12,313	Macy’s Inc.	409,038
4,953	Nordstrom Inc.(a)	231,107
22,657	Target Corp.	1,331,552

	Total Multiline Retail	3,848,482

Specialty Retail — 2.9%
40,210	Advance Auto Parts Inc.	6,297,288
2,610	AutoNation Inc.*	119,799
1,080	AutoZone Inc.*	795,474
5,869	Bed Bath & Beyond Inc.	237,108
9,988	Best Buy Co., Inc.	440,770
2,823	Burlington Stores Inc.*	251,275
2,012	Cabela’s Inc.*	94,242
7,104	CarMax Inc.*	458,492
2,970	CST Brands Inc.	142,946
3,510	Dick’s Sporting Goods Inc.	171,815
5,338	Foot Locker Inc.	403,926
4,129	GameStop Corp., Class A Shares	100,913
8,450	Gap Inc. (The)	209,729
48,039	Home Depot Inc. (The)	6,961,332
8,723	L Brands Inc.	459,004
119,993	Lowe’s Cos., Inc.	8,923,879

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 11.1% — (continued)
Specialty Retail — 2.9% — (continued)
3,798	Michaels Cos., Inc. (The)*	$76,302
1,493	Murphy USA Inc.*	95,104
3,644	O’Reilly Automotive Inc.*	990,111
1,602	Penske Automotive Group Inc.	80,581
80,377	Ross Stores Inc.	5,512,255
5,873	Sally Beauty Holdings Inc.*	128,443
2,749	Signet Jewelers Ltd.	174,809
25,454	Staples Inc.	228,831
4,323	Tiffany & Co.	397,154
92,120	TJX Cos., Inc. (The)	7,226,814
81,305	Tractor Supply Co.	5,765,338
10,873	Ulta Beauty Inc.*	2,973,004
3,636	Urban Outfitters Inc.*	94,645
3,551	Williams-Sonoma Inc.	172,543

	Total Specialty Retail	49,983,926

Textiles, Apparel & Luxury Goods — 0.7%
2,012	Carter’s Inc.	177,076
11,155	Coach Inc.	424,894
15,095	Hanesbrands Inc.	302,051
5,247	Kate Spade & Co.*	125,193
3,835	lululemon athletica Inc.*	250,272
6,501	Michael Kors Holdings Ltd.*	237,287
149,145	NIKE Inc., Class B Shares	8,525,128
3,199	PVH Corp.	293,028
2,294	Ralph Lauren Corp., Class A Shares	181,983
5,259	Skechers U.S.A. Inc., Class A Shares*	134,999
7,165	Under Armour Inc., Class A Shares*(a)	147,742
7,443	Under Armour Inc., Class C Shares*	138,142
12,226	V.F. Corp.	641,254

	Total Textiles, Apparel & Luxury Goods	11,579,049

	TOTAL CONSUMER DISCRETIONARY	190,591,273

CONSUMER STAPLES — 9.1%
Beverages — 2.2%
2,183	Brown-Forman Corp., Class A Shares	108,823
7,338	Brown-Forman Corp., Class B Shares	357,801
404,810	Coca-Cola Co. (The)	16,985,828
6,446	Constellation Brands Inc., Class A Shares	1,023,689
6,683	Dr Pepper Snapple Group Inc.	624,459
82,128	Molson Coors Brewing Co., Class B Shares	8,244,830
106,998	Monster Beverage Corp.*	4,433,997
56,095	PepsiCo Inc.	6,191,766

	Total Beverages	37,971,193

Food & Staples Retailing — 2.1%
1,553	Casey’s General Stores Inc.	177,943
34,511	Costco Wholesale Corp.	6,114,659
112,171	CVS Health Corp.	9,038,739
36,427	Kroger Co. (The)	1,158,378
41,341	Rite Aid Corp.*	248,046
5,202	Sprouts Farmers Market Inc.*	96,029
20,215	Sysco Corp.	1,065,735
1,800	US Foods Holding Corp.*	49,590
162,553	Walgreens Boots Alliance Inc.	14,041,328

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES — 9.1% — (continued)
Food & Staples Retailing — 2.1% — (continued)
58,181	Wal-Mart Stores Inc.	$4,126,778
12,722	Whole Foods Market Inc.	390,184

	Total Food & Staples Retailing	36,507,409

Food Products — 3.0%
167,303	Archer-Daniels-Midland Co.	7,858,222
2,449	Blue Buffalo Pet Products Inc.*	59,854
5,523	Bunge Ltd.	452,058
7,412	Campbell Soup Co.	439,902
16,315	Conagra Brands Inc.	672,341
6,964	Flowers Foods Inc.(a)	134,127
23,058	General Mills Inc.	1,392,011
4,017	Hain Celestial Group Inc. (The)*	142,121
5,153	Hershey Co. (The)	558,328
10,796	Hormel Foods Corp.	380,559
2,862	Ingredion Inc.	345,987
4,150	J.M. Smucker Co. (The)	588,180
9,395	Kellogg Co.	695,888
210,513	Kraft Heinz Co. (The)	19,264,045
5,850	Lamb Weston Holdings Inc.	229,262
4,585	McCormick & Co., Inc.	451,256
6,690	Mead Johnson Nutrition Co., Class A Shares	587,315
202,396	Mondelez International Inc., Class A Shares	8,889,232
2,467	Pilgrim’s Pride Corp.(a)	50,277
4,642	Pinnacle Foods Inc.	265,197
2,577	Post Holdings Inc.*	210,979
69,675	TreeHouse Foods Inc.*	5,927,949
11,056	Tyson Foods Inc., Class A Shares	691,663
6,902	WhiteWave Foods Co. (The), Class A Shares*	380,162

	Total Food Products	50,666,915

Household Products — 0.9%
9,136	Church & Dwight Co., Inc.	455,338
4,766	Clorox Co. (The)	652,036
33,297	Colgate-Palmolive Co.	2,430,015
2,521	Energizer Holdings Inc.	138,302
13,895	Kimberly-Clark Corp.	1,841,782
99,207	Procter & Gamble Co. (The)	9,034,782
1,001	Spectrum Brands Holdings Inc.	135,856

	Total Household Products	14,688,111

Personal Products — 0.1%
18,358	Coty Inc., Class A Shares	344,763
2,351	Edgewell Personal Care Co.*	173,598
7,980	Estee Lauder Cos., Inc. (The), Class A Shares	661,143
2,964	Herbalife Ltd.*(a)	167,436
2,222	Nu Skin Enterprises Inc., Class A Shares	110,078

	Total Personal Products	1,457,018

Tobacco — 0.8%
76,015	Altria Group Inc.	5,695,044
59,619	Philip Morris International Inc.	6,519,338
31,779	Reynolds American Inc.	1,956,633

	Total Tobacco	14,171,015

	TOTAL CONSUMER STAPLES	155,461,661

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY — 6.5%
Energy Equipment & Services — 2.0%
16,554	Baker Hughes Inc.	$997,875
52,900	Core Laboratories NV	6,052,818
2,689	Diamond Offshore Drilling Inc.*(a)	45,283
1,497	Dril-Quip Inc.*	91,841
12,359	Ensco PLC, Class A Shares	120,377
1,548	Frank’s International NV(a)	18,886
151,328	Halliburton Co.	8,089,995
3,905	Helmerich & Payne Inc.	266,985
11,171	Nabors Industries Ltd.	163,543
131,451	National Oilwell Varco Inc.	5,313,249
10,008	Noble Corp. PLC	66,853
3,969	Oceaneering International Inc.	112,402
5,900	Patterson-UTI Energy Inc.	162,958
5,079	Rowan Cos. PLC, Class A Shares*	92,032
2,504	RPC Inc.(a)	50,080
154,437	Schlumberger Ltd.	12,410,557
6,234	Superior Energy Services Inc.*	102,861
13,937	Transocean Ltd.*	192,609
38,606	Weatherford International PLC*	218,510

	Total Energy Equipment & Services	34,569,714

Oil, Gas & Consumable Fuels — 4.5%
21,365	Anadarko Petroleum Corp.	1,381,247
7,043	Antero Resources Corp.*	168,891
13,919	Apache Corp.	732,000
18,456	Cabot Oil & Gas Corp.	404,186
7,934	Cheniere Energy Inc.*	381,229
24,749	Chesapeake Energy Corp.*(a)	134,882
128,891	Chevron Corp.	14,500,238
3,694	Cimarex Energy Co.	464,410
5,567	Concho Resources Inc.*	737,349
173,667	ConocoPhillips	8,261,339
9,119	CONSOL Energy Inc.*	141,983
3,482	Continental Resources Inc.*	157,386
19,156	Devon Energy Corp.	830,604
3,114	Diamondback Energy Inc.*	314,078
3,897	Energen Corp.*	204,593
67,424	EOG Resources Inc.	6,539,454
6,893	EQT Corp.	412,822
161,063	Exxon Mobil Corp.	13,097,643
5,126	Gulfport Energy Corp.*	88,885
11,135	Hess Corp.	572,784
6,529	HollyFrontier Corp.	191,169
74,363	Kinder Morgan Inc.	1,584,676
7,086	Kosmos Energy Ltd.*	43,508
5,890	Laredo Petroleum Inc.*	81,459
273,394	Marathon Oil Corp.	4,374,304
20,002	Marathon Petroleum Corp.	992,099
6,558	Murphy Oil Corp.	185,526
7,977	Newfield Exploration Co.*	290,841
16,797	Noble Energy Inc.	611,579
116,368	Occidental Petroleum Corp.	7,627,922
8,260	ONEOK Inc.	446,453
6,547	Parsley Energy Inc., Class A Shares*	198,963
3,964	PBF Energy Inc., Class A Shares	97,078

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY — 6.5% — (continued)
Oil, Gas & Consumable Fuels — 4.5% — (continued)
17,415	Phillips 66	$1,361,679
6,158	Pioneer Natural Resources Co.	1,145,203
9,337	QEP Resources Inc.*	128,477
8,225	Range Resources Corp.	227,175
4,785	Rice Energy Inc.*	89,240
3,814	SM Energy Co.	94,015
19,792	Southwestern Energy Co.*	148,638
109,779	Suncor Energy Inc.	3,439,376
6,516	Targa Resources Corp.	368,154
4,777	Tesoro Corp.	406,953
18,023	Valero Energy Corp.	1,224,663
8,253	Whiting Petroleum Corp.*	89,545
27,218	Williams Cos., Inc. (The)	771,358
2,774	World Fuel Services Corp.	100,336
13,135	WPX Energy Inc.*	169,442

	Total Oil, Gas & Consumable Fuels	76,015,834

	TOTAL ENERGY	110,585,548

FINANCIALS — 12.2%
Banks — 3.7%
5,886	Associated Banc-Corp.	151,564
394,706	Bank of America Corp.	9,741,344
1,680	Bank of Hawaii Corp.	141,893
4,009	BankUnited Inc.	158,877
173,013	BB&T Corp.	8,342,687
986	BOK Financial Corp.	81,306
8,002	CIT Group Inc.	343,286
106,250	Citigroup Inc.	6,354,812
20,928	Citizens Financial Group Inc.	782,079
5,947	Comerica Inc.	423,902
3,532	Commerce Bancshares Inc.	208,459
2,157	Cullen/Frost Bankers Inc.	199,458
5,663	East West Bancorp Inc.	306,482
30,205	Fifth Third Bancorp	828,825
979	First Hawaiian Inc.	31,015
9,257	First Horizon National Corp.	184,585
5,759	First Republic Bank	540,367
42,482	Huntington Bancshares Inc.	600,695
140,460	JPMorgan Chase & Co.	12,728,485
42,603	KeyCorp	799,658
5,650	M&T Bank Corp.	943,380
4,767	PacWest Bancorp	262,662
12,423	People’s United Financial Inc.	238,522
18,906	PNC Financial Services Group Inc. (The)	2,405,410
4,114	Popular Inc.	181,263
50,090	Regions Financial Corp.	764,874
2,123	Signature Bank*	334,394
18,522	SunTrust Banks Inc.	1,101,874
1,684	SVB Financial Group*	321,459
4,911	Synovus Financial Corp.	207,342
6,307	TCF Financial Corp.	109,742
62,605	US Bancorp	3,443,275
176,365	Wells Fargo & Co.	10,208,006
3,841	Western Alliance Bancorp*	198,349

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.2% — (continued)
Banks — 3.7% — (continued)
8,089	Zions Bancorporation	$363,196

	Total Banks	64,033,527

Capital Markets — 3.1%
19,233	Affiliated Managers Group Inc.	3,229,798
48,642	Ameriprise Financial Inc.	6,396,423
1,514	Artisan Partners Asset Management Inc., Class A Shares	43,073
182,209	Bank of New York Mellon Corp. (The)	8,589,332
4,741	BlackRock Inc., Class A Shares	1,836,948
3,254	CBOE Holdings Inc.	253,975
272,631	Charles Schwab Corp. (The)	11,017,019
13,149	CME Group Inc., Class A Shares	1,597,078
1,026	Donnelley Financial Solutions Inc.*	23,711
10,959	E*Trade Financial Corp.*	378,195
4,408	Eaton Vance Corp.	205,545
1,579	FactSet Research Systems Inc.	280,904
3,800	Federated Investors Inc., Class B Shares	103,246
12,919	Franklin Resources Inc.	556,034
14,733	Goldman Sachs Group Inc. (The)	3,654,668
2,602	Interactive Brokers Group Inc., Class A Shares	95,519
82,919	Intercontinental Exchange Inc.	4,737,163
14,623	Invesco Ltd.	470,714
5,119	Lazard Ltd., Class A Shares	220,424
4,254	Legg Mason Inc.	160,461
3,530	LPL Financial Holdings Inc.	139,576
1,473	MarketAxess Holdings Inc.	287,574
6,270	Moody’s Corp.	698,290
55,467	Morgan Stanley(b)	2,533,178
709	Morningstar Inc.	56,883
3,605	MSCI Inc., Class A Shares	340,997
4,432	Nasdaq Inc.	315,160
7,643	Northern Trust Corp.	667,616
4,990	Raymond James Financial Inc.	392,014
10,103	S&P Global Inc.	1,308,035
5,041	SEI Investments Co.	253,814
15,216	State Street Corp.	1,212,867
9,142	T. Rowe Price Group Inc.	651,002
9,819	TD Ameritrade Holding Corp.	383,923
11,944	Thomson Reuters Corp.	505,231

	Total Capital Markets	53,596,390

Consumer Finance — 0.4%
17,357	Ally Financial Inc.	390,359
31,010	American Express Co.	2,482,661
18,334	Capital One Financial Corp.	1,720,829
359	Credit Acceptance Corp.*(a)	71,965
15,761	Discover Financial Services	1,121,238
11,909	Navient Corp.	183,518
2,267	OneMain Holdings Inc., Class A Shares*(a)	63,521
4,542	Santander Consumer USA Holdings Inc.*	67,131
16,812	SLM Corp.*	201,576
32,056	Synchrony Financial	1,161,709

	Total Consumer Finance	7,464,507

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.2% — (continued)
Diversified Financial Services — 1.6%
153,207	Berkshire Hathaway Inc., Class B Shares*	$26,262,744
13,213	Leucadia National Corp.	351,730
8,219	Voya Financial Inc.	338,869

	Total Diversified Financial Services	26,953,343

Insurance — 3.3%
75,011	Aflac Inc.	5,427,046
590	Alleghany Corp.*	381,022
3,514	Allied World Assurance Co. Holdings AG	185,609
101,779	Allstate Corp. (The)	8,362,163
2,699	American Financial Group Inc.	253,868
38,562	American International Group Inc.	2,464,883
321	American National Insurance Co.	38,552
3,616	AmTrust Financial Services Inc.	83,168
10,180	Aon PLC	1,177,317
4,527	Arch Capital Group Ltd.*	428,118
6,862	Arthur J. Gallagher & Co.	390,791
2,415	Aspen Insurance Holdings Ltd.	135,361
22,001	Assurant Inc.	2,178,099
5,439	Assured Guaranty Ltd.	223,597
3,658	Axis Capital Holdings Ltd.	253,499
4,677	Brown & Brown Inc.	201,579
17,904	Chubb Ltd.	2,473,796
5,921	Cincinnati Financial Corp.	431,996
1,198	CNA Financial Corp.	51,370
2,568	Endurance Specialty Holdings Ltd.	238,644
596	Erie Indemnity Co., Class A Shares	70,692
1,628	Everest Re Group Ltd.	382,808
4,361	First American Financial Corp.	170,384
10,458	FNF Group	400,855
1,726	Hanover Insurance Group Inc. (The)	155,375
14,172	Hartford Financial Services Group Inc. (The)	692,869
78,242	Lincoln National Corp.	5,489,459
11,067	Loews Corp.	519,928
539	Markel Corp.*	528,074
116,261	Marsh & McLennan Cos., Inc.	8,542,858
35,864	MetLife Inc.	1,880,708
9,712	Old Republic International Corp.	201,136
10,026	Principal Financial Group Inc.	627,026
2,184	ProAssurance Corp.	129,074
21,265	Progressive Corp. (The)	833,163
17,104	Prudential Financial Inc.	1,890,676
2,567	Reinsurance Group of America Inc., Class A Shares	333,864
1,662	RenaissanceRe Holdings Ltd.	245,378
4,719	Torchmark Corp.	365,864
11,333	Travelers Cos., Inc. (The)	1,385,346
9,399	Unum Group	458,953
3,019	Validus Holdings Ltd.	174,076
167	White Mountains Insurance Group Ltd.	156,355
32,437	Willis Towers Watson PLC	4,165,884
3,850	WR Berkley Corp.	273,427
10,392	XL Group Ltd.	420,772

	Total Insurance	55,875,482

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.2% — (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
13,332	AGNC Investment Corp.	$261,707
40,638	Annaly Capital Management Inc.	451,082
7,531	Chimera Investment Corp.	144,896
14,863	MFA Financial Inc.	119,201
9,872	Starwood Property Trust Inc.	225,674
13,649	Two Harbors Investment Corp.	126,936

	Total Mortgage Real Estate Investment Trusts (REITs)	1,329,496

Thrifts & Mortgage Finance — 0.0%
18,738	New York Community Bancorp Inc.	286,317
2,294	TFS Financial Corp.	38,975

	Total Thrifts & Mortgage Finance	325,292

	TOTAL FINANCIALS	209,578,037

HEALTH CARE — 14.0%
Biotechnology — 2.8%
62,204	AbbVie Inc.	3,846,695
3,868	ACADIA Pharmaceuticals Inc.*	147,409
1,216	Agios Pharmaceuticals Inc.*	58,903
39,682	Alexion Pharmaceuticals Inc.*	5,208,262
5,937	Alkermes PLC*	335,441
2,833	Alnylam Pharmaceuticals Inc.*	146,296
28,970	Amgen Inc.	5,114,074
34	AquaBounty Technologies Inc.*	483
17,490	Biogen Inc.*	5,047,614
6,743	BioMarin Pharmaceutical Inc.*	633,370
4,263	Bioverativ Inc.*	222,017
70,750	Celgene Corp.*	8,738,333
50,882	Gilead Sciences Inc.	3,586,163
6,140	Incyte Corp.*	817,234
28,642	Intercept Pharmaceuticals Inc.*(a)	3,654,433
2,292	Intrexon Corp.*(a)	51,020
4,581	Ionis Pharmaceuticals Inc.*(a)	227,996
2,592	Juno Therapeutics Inc.*(a)	62,312
3,529	Neurocrine Biosciences Inc.*	155,841
13,169	OPKO Health Inc.*(a)	110,488
2,977	Regeneron Pharmaceuticals Inc.*	1,111,910
3,797	Seattle Genetics Inc.*	249,273
14,617	Shire PLC, ADR	2,641,292
1,771	United Therapeutics Corp.*	261,612
62,459	Vertex Pharmaceuticals Inc.*	5,660,035

	Total Biotechnology	48,088,506

Health Care Equipment & Supplies — 3.0%
221,907	Abbott Laboratories	10,003,568
1,594	ABIOMED Inc.*	188,044
3,487	Alere Inc.*	133,552
2,850	Align Technology Inc.*	292,866
18,981	Baxter International Inc.	966,513
8,075	Becton Dickinson and Co.	1,478,129
51,233	Boston Scientific Corp.*	1,257,770
1,897	Cooper Cos., Inc. (The)	377,769
2,902	CR Bard Inc.	711,686
23,558	Danaher Corp.	2,015,387
8,143	DENTSPLY SIRONA Inc.	517,243

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 14.0% — (continued)
Health Care Equipment & Supplies — 3.0% — (continued)
37,017	DexCom Inc.*	$2,893,249
89,153	Edwards Lifesciences Corp.*	8,383,948
2,631	Hill-Rom Holdings Inc.	174,830
11,091	Hologic Inc.*	450,073
3,478	IDEXX Laboratories Inc.*	504,101
1,409	Intuitive Surgical Inc.*	1,038,433
192,076	Medtronic PLC	15,540,869
5,546	ResMed Inc.	399,478
13,105	Stryker Corp.	1,684,779
1,755	Teleflex Inc.	335,521
1,505	Varex Imaging Corp.*	52,404
3,763	Varian Medical Systems Inc.*	315,678
2,887	West Pharmaceutical Services Inc.	238,091
6,852	Zimmer Biomet Holdings Inc.	802,232

	Total Health Care Equipment & Supplies	50,756,213

Health Care Providers & Services — 3.0%
2,958	Acadia Healthcare Co., Inc.*	132,282
47,246	Aetna Inc.	6,083,395
6,503	AmerisourceBergen Corp., Class A Shares	595,089
37,530	Anthem Inc.	6,185,695
7,492	Brookdale Senior Living Inc.*	107,885
95,900	Cardinal Health Inc.	7,803,383
5,808	Centene Corp.*	409,464
9,761	Cigna Corp.	1,453,413
5,811	DaVita Inc.*	403,341
4,641	Envision Healthcare Corp.*	324,870
112,263	Express Scripts Holding Co.*	7,931,381
11,644	HCA Holdings Inc.*	1,015,823
3,234	Henry Schein Inc.*	554,825
5,738	Humana Inc.	1,212,152
3,652	Laboratory Corp. of America Holdings*	519,533
1,470	LifePoint Health Inc.*	94,153
8,635	McKesson Corp.	1,296,373
3,616	MEDNAX Inc.*	257,423
3,379	Patterson Cos., Inc.	153,576
1,786	Premier Inc., Class A Shares*	56,134
75,391	Quest Diagnostics Inc.	7,346,099
3,315	Tenet Healthcare Corp.*	63,979
36,300	UnitedHealth Group Inc.	6,003,294
3,398	Universal Health Services Inc., Class B Shares	426,789
3,123	VCA Inc.*	283,881
1,779	WellCare Health Plans Inc.*	251,195

	Total Health Care Providers & Services	50,965,427

Health Care Technology — 0.0%
7,651	Allscripts Healthcare Solutions Inc.*	93,189
1,561	athenahealth Inc.*(a)	184,089
10,523	Cerner Corp.*	579,186
2,440	Inovalon Holdings Inc., Class A Shares*(a)	29,280
3,876	Veeva Systems Inc., Class A Shares*	169,342

	Total Health Care Technology	1,055,086

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 14.0% — (continued)
Life Sciences Tools & Services — 0.6%
12,845	Agilent Technologies Inc.	$658,949
857	Bio-Rad Laboratories Inc., Class A Shares*	166,806
1,499	Bio-Techne Corp.	159,374
4,305	Bruker Corp.	103,966
1,892	Charles River Laboratories International Inc.*	164,547
31,516	Illumina Inc.*	5,275,778
918	Mettler-Toledo International Inc.*	437,170
1,310	Patheon NV*	41,265
4,285	PerkinElmer Inc.	232,504
8,829	QIAGEN NV*	251,273
5,634	Quintiles IMS Holdings Inc.*	436,015
15,239	Thermo Fisher Scientific Inc.	2,402,886
3,249	VWR Corp.*	91,297
3,033	Waters Corp.*	470,085

	Total Life Sciences Tools & Services	10,891,915

Pharmaceuticals — 4.6%
3,460	Akorn Inc.*	72,003
12,962	Allergan PLC	3,173,357
161,105	Bristol-Myers Squibb Co.	9,136,265
37,656	Eli Lilly & Co.	3,118,293
8,262	Endo International PLC*	112,776
163,460	Johnson & Johnson	19,976,447
4,306	Mallinckrodt PLC*	225,720
213,611	Merck & Co., Inc.	14,070,557
16,710	Mylan NV*	699,313
5,438	Perrigo Co. PLC	406,599
654,049	Pfizer Inc.	22,316,152
91,426	Zoetis Inc., Class A Shares	4,873,920

	Total Pharmaceuticals	78,181,402

	TOTAL HEALTH CARE	239,938,549

INDUSTRIALS — 9.0%
Aerospace & Defense — 1.9%
17,350	Arconic Inc.	499,506
4,136	B/E Aerospace Inc.	263,050
22,985	Boeing Co. (The)	4,142,587
3,747	BWX Technologies Inc.	174,011
9,375	General Dynamics Corp.	1,779,469
812	HEICO Corp.	66,706
1,538	HEICO Corp., Class A Shares	109,121
3,724	Hexcel Corp.	204,746
1,850	Huntington Ingalls Industries Inc.	404,225
3,028	L3 Technologies Inc.	509,673
9,811	Lockheed Martin Corp.	2,615,416
34,277	Northrop Grumman Corp.	8,469,504
2,303	Orbital ATK Inc.	212,843
56,049	Raytheon Co.	8,639,953
4,444	Rockwell Collins Inc.	424,802
4,905	Spirit AeroSystems Holdings Inc., Class A Shares	302,197
10,665	Textron Inc.	504,454
1,979	TransDigm Group Inc.	503,062
29,778	United Technologies Corp.	3,351,514

	Total Aerospace & Defense	33,176,839

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 9.0% — (continued)
Air Freight & Logistics — 0.7%
5,650	CH Robinson Worldwide Inc.	$454,090
7,220	Expeditors International of Washington Inc.	407,064
9,635	FedEx Corp.	1,859,362
81,513	United Parcel Service Inc., Class B Shares	8,620,815

	Total Air Freight & Logistics	11,341,331

Airlines — 0.3%
4,732	Alaska Air Group Inc.	462,884
19,688	American Airlines Group Inc.	912,736
1,286	Copa Holdings SA, Class A Shares	136,946
29,872	Delta Air Lines Inc.	1,491,509
12,890	JetBlue Airways Corp.*	257,285
24,664	Southwest Airlines Co.	1,425,579
2,868	Spirit Airlines Inc.*	149,738
12,196	United Continental Holdings Inc.*	903,602

	Total Airlines	5,740,279

Building Products — 0.5%
3,746	Allegion PLC	271,922
5,730	AO Smith Corp.	288,563
1,898	Armstrong World Industries Inc.*	87,308
6,048	Fortune Brands Home & Security Inc.	349,756
141,660	Johnson Controls International PLC	5,941,220
1,595	Lennox International Inc.	262,569
13,280	Masco Corp.	448,598
4,608	Owens Corning	269,522
3,611	USG Corp.*	121,799

	Total Building Products	8,041,257

Commercial Services & Supplies — 1.0%
3,443	Cintas Corp.	406,308
2,132	Clean Harbors Inc.*	123,571
128,474	Copart Inc.*	7,597,952
4,707	Covanta Holding Corp.	76,253
5,436	KAR Auction Services Inc.	243,642
1,115	LSC Communications Inc.	31,688
7,608	Pitney Bowes Inc.	103,773
8,988	Republic Services Inc., Class A Shares	556,807
3,934	Rollins Inc.	143,827
2,975	RR Donnelley & Sons Co.	49,891
3,282	Stericycle Inc.*	272,012
111,289	Waste Management Inc.	8,159,710

	Total Commercial Services & Supplies	17,765,434

Construction & Engineering — 0.2%
52,626	AECOM*	1,912,955
4,178	Chicago Bridge & Iron Co. NV	140,255
5,602	Fluor Corp.	310,295
4,813	Jacobs Engineering Group Inc.	271,501
5,620	KBR Inc.	84,581
5,790	Quanta Services Inc.*	216,083
876	Valmont Industries Inc.	137,751

	Total Construction & Engineering	3,073,421

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 9.0% — (continued)
Electrical Equipment — 0.7%
13,822	Acuity Brands Inc.	$2,920,589
9,156	AMETEK Inc.	494,149
80,597	Eaton Corp. PLC	5,801,372
24,307	Emerson Electric Co.	1,460,851
2,206	Hubbell Inc., Class B Shares	261,676
1,821	Regal Beloit Corp.	135,573
4,710	Rockwell Automation Inc.	711,681

	Total Electrical Equipment	11,785,891

Industrial Conglomerates — 1.1%
22,881	3M Co.	4,263,874
2,434	Carlisle Cos., Inc.	251,432
354,432	General Electric Co.	10,565,618
29,502	Honeywell International Inc.	3,672,999
3,692	Roper Technologies Inc.	772,367

	Total Industrial Conglomerates	19,526,290

Machinery — 0.9%
2,799	AGCO Corp.	170,515
5,685	Allison Transmission Holdings Inc.	204,546
21,408	Caterpillar Inc.	2,069,297
4,077	Colfax Corp.*	155,130
2,015	Crane Co.	145,664
5,792	Cummins Inc.	860,054
12,054	Deere & Co.	1,319,792
5,099	Donaldson Co., Inc.	219,002
6,028	Dover Corp.	482,843
5,222	Flowserve Corp.	242,562
11,976	Fortive Corp.	690,416
2,243	Graco Inc.	203,575
3,054	IDEX Corp.	281,548
11,251	Illinois Tool Works Inc.	1,485,245
9,368	Ingersoll-Rand PLC	743,445
3,707	ITT Inc.	151,876
2,501	Lincoln Electric Holdings Inc.	210,609
5,224	Manitowoc Foodservice Inc.*	99,569
2,276	Middleby Corp. (The)*	315,704
2,292	Nordson Corp.	275,132
2,872	Oshkosh Corp.	194,980
12,544	PACCAR Inc.	838,065
4,857	Parker-Hannifin Corp.	752,058
6,530	Pentair PLC	379,132
1,969	Snap-on Inc.	334,080
5,412	Stanley Black & Decker Inc.	688,136
4,373	Terex Corp.	136,613
2,775	Timken Co. (The)	122,655
4,332	Toro Co. (The)	260,830
6,079	Trinity Industries Inc.	163,160
2,123	WABCO Holdings Inc.*	238,370
3,397	Wabtec Corp.	272,168
6,982	Xylem Inc.	335,974

	Total Machinery	15,042,745

Marine — 0.0%
2,122	Kirby Corp.*	146,842

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 9.0% — (continued)
Professional Services — 0.5%
1,462	Dun & Bradstreet Corp. (The)	$154,299
4,681	Equifax Inc.	613,726
2,640	ManpowerGroup Inc.	256,186
13,072	Nielsen Holdings PLC	579,874
5,121	Robert Half International Inc.	247,037
2,237	TransUnion*	82,970
81,603	Verisk Analytics Inc., Class A Shares*	6,766,521

	Total Professional Services	8,700,613

Road & Rail — 0.6%
241	AMERCO	93,098
33,639	Avis Budget Group Inc.*	1,163,237
36,539	CSX Corp.	1,774,334
2,303	Genesee & Wyoming Inc., Class A Shares*	170,744
35,908	Hertz Global Holdings Inc.*	815,830
3,469	JB Hunt Transport Services Inc.	340,552
4,320	Kansas City Southern	382,882
1,710	Landstar System Inc.	148,428
11,118	Norfolk Southern Corp.	1,345,611
2,722	Old Dominion Freight Line Inc.*	249,771
2,162	Ryder System Inc.	164,636
32,485	Union Pacific Corp.	3,506,431

	Total Road & Rail	10,155,554

Trading Companies & Distributors — 0.6%
59,911	AerCap Holdings NV*	2,713,968
3,912	Air Lease Corp., Class A Shares	152,294
91,513	Fastenal Co.	4,578,395
8,082	HD Supply Holdings Inc.*	347,526
1,033	Herc Holdings Inc.*	53,396
1,736	MSC Industrial Direct Co., Inc., Class A Shares	174,624
3,485	United Rentals Inc.*	446,185
1,025	Watsco Inc.	151,977
1,813	WESCO International Inc.*	126,003
2,186	WW Grainger Inc.	542,041

	Total Trading Companies & Distributors	9,286,409

Transportation Infrastructure — 0.0%
3,000	Macquarie Infrastructure Corp.	230,820

	TOTAL INDUSTRIALS	154,013,725

INFORMATION TECHNOLOGY — 23.4%
Communications Equipment — 2.6%
1,581	Arista Networks Inc.*	188,123
52,866	ARRIS International PLC*	1,363,943
16,266	Brocade Communications Systems Inc.	200,234
712,868	Cisco Systems Inc.	24,365,828
61,362	CommScope Holding Co., Inc.*	2,334,824
1,880	EchoStar Corp., Class A Shares*	100,148
2,638	F5 Networks Inc.*	377,946
4,931	Harris Corp.	541,917
14,669	Juniper Networks Inc.	410,732
137,802	Motorola Solutions Inc.	10,882,224
26,472	Palo Alto Networks Inc.*	4,021,097

	Total Communications Equipment	44,787,016

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 23.4% — (continued)
Electronic Equipment, Instruments & Components — 0.8%
11,248	Amphenol Corp., Class A Shares	$778,474
3,588	Arrow Electronics Inc.*	259,054
5,117	Avnet Inc.	235,791
5,518	CDW Corp.	325,010
3,263	Cognex Corp.	250,631
225,375	Corning Inc.	6,222,604
2,067	Dolby Laboratories Inc., Class A Shares	101,056
5,313	Fitbit Inc., Class A Shares*	32,994
4,070	FLIR Systems Inc.	149,410
1,411	IPG Photonics Corp.*	166,921
7,571	Jabil Circuit Inc.	193,136
6,952	Keysight Technologies Inc.*	261,395
4,190	National Instruments Corp.	135,086
62,803	TE Connectivity Ltd.	4,676,939
9,937	Trimble Inc.*	308,345
4,448	VeriFone Systems Inc.*	91,940
2,095	Zebra Technologies Corp., Class A Shares*	190,038

	Total Electronic Equipment, Instruments & Components	14,378,824

Internet Software & Services — 4.7%
6,281	Akamai Technologies Inc.*	393,191
49,180	Alibaba Group Holding Ltd., ADR*	5,060,622
37,326	Alphabet Inc., Class A Shares*	31,537,857
11,437	Alphabet Inc., Class C Shares*	9,415,053
571	CommerceHub Inc., Series A*	9,422
1,142	CommerceHub Inc., Series C*	18,672
1,284	CoStar Group Inc.*	260,883
319,958	eBay Inc.*	10,846,576
124,322	Facebook Inc., Class A Shares*	16,850,604
1,884	GoDaddy Inc., Class A Shares*	69,425
2,830	IAC/InterActiveCorp*	209,250
1,231	Match Group Inc.*(a)	19,893
16,074	MercadoLibre Inc.	3,389,524
595	Nutanix Inc., Class A Shares*(a)	17,844
9,006	Pandora Media Inc.*	111,494
770	Twilio Inc., Class A Shares*(a)	24,424
22,824	Twitter Inc.*	359,934
3,766	VeriSign Inc.*	310,582
33,309	Yahoo! Inc.*	1,520,889
2,757	Yelp Inc., Class A Shares*	92,911
2,020	Zillow Group Inc., Class A Shares*	67,933
4,239	Zillow Group Inc., Class C Shares*(a)	143,872

	Total Internet Software & Services	80,730,855

IT Services — 3.7%
23,902	Accenture PLC, Class A Shares	2,927,995
2,280	Alliance Data Systems Corp.	553,994
5,756	Amdocs Ltd.	349,101
17,521	Automatic Data Processing Inc.	1,798,005
1,029	Black Knight Financial Services Inc., Class A Shares*(a)	39,616
4,638	Booz Allen Hamilton Holding Corp., Class A Shares	165,901
4,681	Broadridge Financial Solutions Inc.	324,534
104,007	Cognizant Technology Solutions Corp., Class A Shares*	6,164,495
5,386	Computer Sciences Corp.	369,264
7,994	Conduent Inc.*	128,623

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 23.4% — (continued)
IT Services — 3.7% — (continued)
3,575	CoreLogic Inc.*	$140,104
6,599	CSRA Inc.	196,782
1,318	DST Systems Inc.	157,633
2,011	Euronet Worldwide Inc.*	166,471
12,340	Fidelity National Information Services Inc.	1,015,212
12,651	First Data Corp., Class A Shares*	203,681
8,552	Fiserv Inc.*	986,901
3,377	FleetCor Technologies Inc.*	574,090
3,176	Gartner Inc.*	327,795
6,043	Genpact Ltd.*	146,482
5,345	Global Payments Inc.	425,943
33,995	International Business Machines Corp.	6,112,981
3,099	Jack Henry & Associates Inc.	290,593
5,209	Leidos Holdings Inc.	277,640
37,234	MasterCard Inc., Class A Shares	4,112,868
12,283	Paychex Inc.	754,422
226,122	PayPal Holdings Inc.*	9,497,124
8,324	Sabre Corp.	182,379
2,306	Square Inc., Class A Shares*	39,940
5,209	Teradata Corp.*	162,000
6,666	Total System Services Inc.	363,164
6,179	Vantiv Inc., Class A Shares*	403,983
227,258	Visa Inc., Class A Shares	19,985,069
169,632	Western Union Co. (The)	3,331,572
1,564	WEX Inc.*	173,964

	Total IT Services	62,850,321

Semiconductors & Semiconductor Equipment — 3.5%
11,556	Analog Devices Inc.	946,783
41,809	Applied Materials Inc.	1,514,322
39,577	Broadcom Ltd.	8,347,977
4,031	Cree Inc.*	109,401
12,755	Cypress Semiconductor Corp.	169,259
3,056	First Solar Inc.*	110,597
361,525	Intel Corp.	13,087,205
5,791	KLA-Tencor Corp.	521,885
5,790	Lam Research Corp.	686,347
9,074	Linear Technology Corp.	585,999
16,176	Marvell Technology Group Ltd.	252,346
10,364	Maxim Integrated Products Inc.	459,125
7,811	Microchip Technology Inc.	566,454
39,148	Micron Technology Inc.*	917,629
31,125	Microsemi Corp.*	1,612,897
49,751	NVIDIA Corp.	5,048,731
16,564	ON Semiconductor Corp.*	250,613
4,945	Qorvo Inc.*	326,864
204,900	QUALCOMM Inc.	11,572,752
86,942	Skyworks Solutions Inc.	8,242,971
2,424	SunPower Corp., Class A Shares*	21,234
8,202	Teradyne Inc.	233,265
38,956	Texas Instruments Inc.	2,984,809
3,939	Versum Materials Inc.*	119,391
9,512	Xilinx Inc.	559,496

	Total Semiconductors & Semiconductor Equipment	59,248,352

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 23.4% — (continued)
Software — 4.9%
113,924	Activision Blizzard Inc.	$5,141,390
52,866	Adobe Systems Inc.*	6,256,162
3,474	ANSYS Inc.*	370,884
1,091	Atlassian Corp. PLC, Class A Shares*	31,028
7,747	Autodesk Inc.*	668,566
211,870	CA Inc.	6,837,045
11,882	Cadence Design Systems Inc.*	367,154
6,210	CDK Global Inc.	412,530
6,130	Citrix Systems Inc.*	483,963
7,693	Dell Technologies Inc., Class V Shares*	488,429
11,059	Electronic Arts Inc.*	956,603
6,180	FireEye Inc.*	69,587
5,820	Fortinet Inc.*	217,377
2,916	Guidewire Software Inc.*	159,330
9,285	Intuit Inc.	1,164,710
2,877	Manhattan Associates Inc.*	144,282
292,752	Microsoft Corp.	18,730,273
108,285	Mobileye NV*	4,929,133
9,054	Nuance Communications Inc.*	154,190
281,103	Oracle Corp.	11,972,177
4,580	PTC Inc.*	246,816
6,443	Red Hat Inc.*	533,545
81,865	Salesforce.com Inc.*	6,659,718
51,062	ServiceNow Inc.*	4,438,309
74,426	Splunk Inc.*	4,594,317
6,761	SS&C Technologies Holdings Inc.	236,770
194,497	Symantec Corp.	5,556,779
5,990	Synopsys Inc.*	427,926
2,214	Tableau Software Inc., Class A Shares*	116,766
1,328	Tyler Technologies Inc.*	201,391
1,104	Ultimate Software Group Inc. (The)*	213,503
3,265	VMware Inc., Class A Shares*(a)	293,491
4,659	Workday Inc., Class A Shares*	386,371
30,201	Zynga Inc., Class A Shares*	80,033

	Total Software	83,540,548

Technology Hardware, Storage & Peripherals — 3.2%
316,214	Apple Inc.	43,318,156
66,527	Hewlett Packard Enterprise Co.	1,518,146
64,658	HP Inc.	1,123,109
45,451	NCR Corp.*	2,184,830
11,455	NetApp Inc.	479,163
81,026	Western Digital Corp.	6,229,279
39,971	Xerox Corp.	297,384

	Total Technology Hardware, Storage & Peripherals	55,150,067

	TOTAL INFORMATION TECHNOLOGY	400,685,983

MATERIALS — 3.2%
Chemicals — 2.1%
1,226	AdvanSix Inc.*	33,445
7,502	Air Products & Chemicals Inc.	1,053,806
3,838	Albemarle Corp.	389,595
2,448	Ashland Global Holdings Inc.	295,376
6,610	Axalta Coating Systems Ltd.*	192,417
2,480	Cabot Corp.	143,791

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS — 3.2% — (continued)
Chemicals — 2.1% — (continued)
49,630	Celanese Corp., Class A Shares	$4,425,507
9,190	CF Industries Holdings Inc.	288,750
43,135	Dow Chemical Co. (The)	2,685,585
5,141	Eastman Chemical Co.	412,565
10,076	Ecolab Inc.	1,249,122
123,003	EI du Pont de Nemours & Co.	9,660,656
5,370	FMC Corp.	309,419
8,139	Huntsman Corp.	183,941
3,150	International Flavors & Fragrances Inc.	395,955
13,328	LyondellBasell Industries NV, Class A Shares	1,216,047
16,929	Monsanto Co.	1,927,028
12,162	Mosaic Co. (The)	379,333
290	NewMarket Corp.	126,350
6,980	Platform Specialty Products Corp.*	92,066
67,976	PPG Industries Inc.	6,962,782
10,884	Praxair Inc.	1,292,040
5,146	RPM International Inc.	274,230
1,814	Scotts Miracle-Gro Co. (The)	164,403
3,061	Sherwin-Williams Co. (The)	944,441
3,133	Valspar Corp. (The)	348,452
1,381	Valvoline Inc.(a)	30,962
1,544	Westlake Chemical Corp.	97,936
2,831	WR Grace & Co.	200,548

	Total Chemicals	35,776,548

Construction Materials — 0.1%
1,928	Eagle Materials Inc.	199,953
2,216	Martin Marietta Materials Inc.	478,545
5,233	Vulcan Materials Co.	631,152

	Total Construction Materials	1,309,650

Containers & Packaging — 0.8%
2,484	AptarGroup Inc.	185,083
3,465	Avery Dennison Corp.	279,660
6,033	Ball Corp.	443,606
3,852	Bemis Co., Inc.	190,944
4,857	Berry Plastics Group Inc.*	244,453
165,241	Crown Holdings Inc.*	8,855,265
12,813	Graphic Packaging Holding Co.	171,053
14,961	International Paper Co.	788,445
54,917	Owens-Illinois Inc.*	1,087,357
3,689	Packaging Corp. of America	340,974
7,893	Sealed Air Corp.	366,867
705	Silgan Holdings Inc.	42,032
4,059	Sonoco Products Co.	216,426
9,750	WestRock Co.	523,770

	Total Containers & Packaging	13,735,935

Metals & Mining — 0.2%
5,933	Alcoa Corp.	205,223
1,348	Compass Minerals International Inc.	102,178
49,691	Freeport-McMoRan Inc.*	665,859
20,173	Newmont Mining Corp.	690,724
11,584	Nucor Corp.	724,811
2,793	Reliance Steel & Aluminum Co.	236,428

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS — 3.2% — (continued)
Metals & Mining — 0.2% — (continued)
2,606	Royal Gold Inc.	$172,126
3,482	Southern Copper Corp.	127,650
8,189	Steel Dynamics Inc.	299,717
12,091	Tahoe Resources Inc.	102,411
5,850	United States Steel Corp.	226,512

	Total Metals & Mining	3,553,639

Paper & Forest Products — 0.0%
2,583	Domtar Corp.	98,386

	TOTAL MATERIALS	54,474,158

REAL ESTATE — 2.3%
Equity Real Estate Investment Trusts (REITs) — 2.2%
3,070	Alexandria Real Estate Equities Inc.	366,282
5,336	American Campus Communities Inc.	272,670
6,687	American Homes 4 Rent, Class A Shares	158,950
16,195	American Tower Corp.	1,859,024
6,150	Apartment Investment & Management Co., Class A Shares	286,159
6,602	Apple Hospitality REIT Inc.	129,663
5,175	AvalonBay Communities Inc.	951,061
5,576	Boston Properties Inc.	775,231
6,910	Brandywine Realty Trust	115,121
7,550	Brixmor Property Group Inc.	176,217
3,373	Camden Property Trust	285,524
3,455	Care Capital Properties Inc.	90,832
21,264	Colony NorthStar Inc., Class A Shares	312,156
4,881	Columbia Property Trust Inc.	112,702
3,254	CoreCivic Inc.(a)	109,660
3,726	Corporate Office Properties Trust	127,019
13,621	Crown Castle International Corp.	1,273,972
7,267	CubeSmart	198,026
2,789	CyrusOne Inc.	141,960
3,731	DCT Industrial Trust Inc.	178,491
12,684	DDR Corp.	183,411
6,283	Digital Realty Trust Inc.	678,564
5,519	Douglas Emmett Inc.	222,636
13,911	Duke Realty Corp.	356,678
4,957	Empire State Realty Trust Inc., Class A Shares	108,112
2,584	EPR Properties	198,865
2,603	Equinix Inc.	978,910
4,904	Equity Commonwealth*	153,299
3,016	Equity LifeStyle Properties Inc.	240,134
3,608	Equity One Inc.	114,229
116,212	Equity Residential	7,329,491
2,575	Essex Property Trust Inc.	604,352
4,844	Extra Space Storage Inc.	383,596
2,343	Federal Realty Investment Trust	329,730
9,179	Forest City Realty Trust Inc., Class A Shares	209,740
7,522	Gaming and Leisure Properties Inc.	240,704
22,756	GGP Inc.	565,714
18,519	HCP Inc.	607,238
5,580	Healthcare Trust of America Inc., Class A Shares	179,509
3,892	Highwoods Properties Inc.	204,291
6,499	Hospitality Properties Trust	206,538
28,661	Host Hotels & Resorts Inc.	515,611

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE — 2.3% — (continued)
Equity Real Estate Investment Trusts (REITs) — 2.2% — (continued)
10,055	Iron Mountain Inc.	$365,499
3,637	Kilroy Realty Corp.	280,595
15,777	Kimco Realty Corp.	382,592
3,237	Lamar Advertising Co., Class A Shares	244,329
5,872	Liberty Property Trust	231,592
1,840	Life Storage Inc.	163,079
5,654	Macerich Co. (The)	380,967
4,481	Mid-America Apartment Communities Inc.	460,333
5,741	National Retail Properties Inc.	259,723
7,398	Omega Healthcare Investors Inc.	241,471
5,758	Outfront Media Inc.	149,420
7,238	Paramount Group Inc.	126,158
4,193	Park Hotels & Resorts Inc.	107,089
5,817	Piedmont Office Realty Trust Inc., Class A Shares	133,442
19,275	Prologis Inc.	983,989
5,724	Public Storage	1,301,981
3,703	Quality Care Properties Inc.*	70,283
4,929	Rayonier Inc.	141,167
10,186	Realty Income Corp.	624,198
4,065	Regency Centers Corp.	285,973
9,541	Retail Properties of America Inc., Class A Shares	147,027
4,916	SBA Communications Corp., Class A Shares*	569,125
9,459	Senior Housing Properties Trust	193,910
11,628	Simon Property Group Inc.	2,144,203
3,778	SL Green Realty Corp.	425,705
19,268	Spirit Realty Capital Inc.	211,755
6,293	STORE Capital Corp.	156,759
2,564	Sun Communities Inc.	212,376
3,746	Tanger Factory Outlet Centers Inc.	126,877
2,351	Taubman Centers Inc.	164,006
10,469	UDR Inc.	382,119
4,712	Uniti Group Inc.	136,507
12,312	Ventas Inc.	800,896
38,237	VEREIT Inc.	346,810
6,158	Vornado Realty Trust	676,579
4,596	Weingarten Realty Investors	163,020
13,124	Welltower Inc.	923,667
27,260	Weyerhaeuser Co.	919,207
4,088	WP Carey Inc.	257,912

	Total Equity Real Estate Investment Trusts (REITs)	38,424,412

Real Estate Management & Development — 0.1%
11,845	CBRE Group Inc., Class A Shares*	421,919
1,453	Howard Hughes Corp. (The)*	169,086
1,809	Jones Lang LaSalle Inc.	207,492
5,866	Realogy Holdings Corp.	162,488

	Total Real Estate Management & Development	960,985

	TOTAL REAL ESTATE	39,385,397

TELECOMMUNICATION SERVICES — 1.9%
Diversified Telecommunication Services — 1.9%
398,423	AT&T Inc.	16,650,097
19,782	CenturyLink Inc.	479,911
45,607	Frontier Communications Corp.(a)	133,628
11,211	Level 3 Communications Inc.*	641,830

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
TELECOMMUNICATION SERVICES — 1.9% — (continued)
Diversified Telecommunication Services — 1.9% — (continued)
282,744	Verizon Communications Inc.	$14,032,585
6,603	Zayo Group Holdings Inc.*	208,127

	Total Diversified Telecommunication Services	32,146,178

Wireless Telecommunication Services — 0.0%
29,337	Sprint Corp.*	258,459
3,936	Telephone & Data Systems Inc.	106,390
10,803	T-Mobile US Inc.*	675,512
511	United States Cellular Corp.*	19,106

	Total Wireless Telecommunication Services	1,059,467

	TOTAL TELECOMMUNICATION SERVICES	33,205,645

UTILITIES — 2.0%
Electric Utilities — 1.4%
9,088	Alliant Energy Corp.	358,794
19,085	American Electric Power Co., Inc.	1,278,123
2,229	Avangrid Inc.	97,452
26,535	Duke Energy Corp.	2,190,464
102,768	Edison International	8,194,720
6,795	Entergy Corp.	520,905
12,218	Eversource Energy	716,708
34,399	Exelon Corp.	1,262,787
15,826	FirstEnergy Corp.	513,237
8,653	Great Plains Energy Inc.	251,456
4,369	Hawaiian Electric Industries Inc.	145,400
17,820	NextEra Energy Inc.	2,334,420
8,001	OGE Energy Corp.	294,677
19,238	PG&E Corp.	1,284,137
3,712	Pinnacle West Capital Corp.	305,089
26,325	PPL Corp.	970,866
36,144	Southern Co. (The)	1,836,838
5,682	Westar Energy Inc., Class A Shares	306,715
19,679	Xcel Energy Inc.	860,169

	Total Electric Utilities	23,722,957

Gas Utilities — 0.1%
4,033	Atmos Energy Corp.	315,744
2,961	National Fuel Gas Co.	178,548
6,720	UGI Corp.	324,106

	Total Gas Utilities	818,398

Independent Power and Renewable Electricity Producers — 0.0%
25,580	AES Corp.	294,681
13,718	Calpine Corp.*	160,638
12,653	NRG Energy Inc.	209,534

	Total Independent Power and Renewable Electricity Producers	664,853

Multi-Utilities — 0.5%
9,257	Ameren Corp.	506,265
17,132	CenterPoint Energy Inc.	468,046
9,704	CMS Energy Corp.	432,022
11,790	Consolidated Edison Inc.	908,302
23,671	Dominion Resources Inc.	1,837,816
6,876	DTE Energy Co.	697,089
7,795	MDU Resources Group Inc.	211,323

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES — 2.0% — (continued)
Multi-Utilities — 0.5% — (continued)
12,937	NiSource Inc.	$309,324
19,629	Public Service Enterprise Group Inc.	902,541
5,213	SCANA Corp.	361,522
9,715	Sempra Energy	1,071,467
3,276	Vectren Corp.	184,603
12,190	WEC Energy Group Inc.	734,691

	Total Multi-Utilities	8,625,011

Water Utilities — 0.0%
7,036	American Water Works Co., Inc.	548,808
5,383	Aqua America Inc.	170,856

	Total Water Utilities	719,664

	TOTAL UTILITIES	34,550,883

	TOTAL COMMON STOCKS (Cost — $1,174,842,642)	1,622,470,859

CLOSED END MUTUAL FUND SECURITY — 3.2%
FINANCIALS — 3.2%
Capital Markets — 3.2%
482,825	iShares Russell 1000 Value (Cost — $47,655,182)	56,321,536

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,222,497,824)	1,678,792,395

Face Amount
SHORT-TERM INVESTMENTS (c) — 2.1%
MONEY MARKET FUND — 0.5%
$8,335,876	Invesco STIT — Government & Agency Portfolio(d) (Cost — $8,335,876)	8,335,876

TIME DEPOSITS — 1.6%
9,090,963	Banco Santander SA — Frankfurt, 0.270% due 3/1/17	9,090,963
11,304,920	BNP Paribas — Paris, 0.270% due 3/1/17	11,304,920
1,992,995	Deutsche Bank AG — Grand Cayman, 0.270% due 3/1/17	1,992,995
1,805,913	JPMorgan Chase & Co. — New York, 0.270% due 3/1/17	1,805,913
2,771,904	Wells Fargo — Grand Cayman, 0.270% due 3/1/17	2,771,904

	TOTAL TIME DEPOSITS (Cost — $26,966,695)	26,966,695

	TOTAL SHORT-TERM INVESTMENTS (Cost — $35,302,571)	35,302,571

	TOTAL INVESTMENTS — 100.0% (Cost — $1,257,800,395#)	1,714,094,966

	Liabilities in Excess of Other Assets — 0.0%	(634,126)

	TOTAL NET ASSETS — 100.0%	$1,713,460,840

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security (See Note 2).
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 1.6%.
(d)	Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company

Summary of Investments by Security Sector^
Information Technology	23.4%
Financials	15.5
Health Care	14.0
Consumer Discretionary	11.1
Consumer Staples	9.1
Industrials	9.0
Energy	6.4
Materials	3.2
Real Estate	2.3
Utilities	2.0
Telecommunication Services	1.9
Short-Term Investments	2.1

100.0%

^	As a percentage of total investments.

At February 28, 2017, Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index March Futures	93	3/17	$10,987,020	$150,277
S&P MidCap 400 E-mini Index March Futures	6	3/17	1,036,620	3,754

				$154,031

At February 28, 2017, Large Cap Equity Fund had deposited cash of $508,200 with a broker or brokers as margin collateral on open exchange traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS — 97.0%
CONSUMER DISCRETIONARY — 13.3%
Auto Components — 0.5%
3,612	American Axle & Manufacturing Holdings Inc.*	$71,590
2,416	Cooper Tire & Rubber Co.	97,727
684	Cooper-Standard Holding Inc.*	76,608
6,906	Dana Inc.	130,455
1,233	Dorman Products Inc.*	96,371
1,035	Fox Factory Holding Corp.*	27,738
12,608	Gentex Corp.	265,146
1,688	Gentherm Inc.*	61,190
12,199	Goodyear Tire & Rubber Co. (The)	427,575
901	Horizon Global Corp.*	16,470
1,096	LCI Industries	118,039
3,386	Lear Corp.	480,778
664	Metaldyne Performance Group Inc.	15,471
2,378	Modine Manufacturing Co.*	26,990
915	Motorcar Parts of America Inc.*	25,959
1,440	Spartan Motors Inc.	9,576
971	Standard Motor Products Inc.	46,579
1,297	Stoneridge Inc.*	21,906
127	Strattec Security Corp.	3,778
1,229	Superior Industries International Inc.	27,530
2,409	Tenneco Inc.*	154,923
1,045	Tower International Inc.	28,894
208	Unique Fabricating Inc.	2,382
1,577	Visteon Corp.*	146,141
421	Workhorse Group Inc.*	1,208

	Total Auto Components	2,381,024

Automobiles — 0.1%
2,167	Thor Industries Inc.	240,147
1,223	Winnebago Industries Inc.(a)	40,359

	Total Automobiles	280,506

Distributors — 0.2%
1,850	Core-Mark Holding Co., Inc.	60,162
29,567	LKQ Corp.*	933,726
1,813	Pool Corp.	207,969
241	Weyco Group Inc.	6,599

	Total Distributors	1,208,456

Diversified Consumer Services — 0.8%
741	American Public Education Inc.*	17,895
460	Ascent Capital Group Inc., Class A Shares *	7,383
638	Bridgepoint Education Inc.*	5,953
28,117	Bright Horizons Family Solutions Inc.*	1,943,166
206	Cambium Learning Group Inc.*	1,003
526	Capella Education Co.	40,029
3,053	Career Education Corp.*	25,432
821	Carriage Services Inc., Class A Shares	21,157
3,704	Chegg Inc.*(a)	29,262
367	Collectors Universe Inc.	8,588
2,902	DeVry Education Group Inc.	93,299
200	Graham Holdings Co., Class B Shares	107,650
2,071	Grand Canyon Education Inc.*	127,118
9,336	H&R Block Inc.	191,948

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 13.3% — (continued)
Diversified Consumer Services — 0.8% — (continued)
5,842	Houghton Mifflin Harcourt Co.*	$64,554
1,585	K12 Inc.*	28,308
299	Liberty Tax Inc.	4,470
49,677	Regis Corp.*	611,524
8,515	Service Corp. International	261,666
6,153	ServiceMaster Global Holdings Inc.*	245,074
2,302	Sotheby’s*	103,889
495	Strayer Education Inc.*	38,382
1,152	Weight Watchers International Inc.*(a)	16,577

	Total Diversified Consumer Services	3,994,327

Hotels, Restaurants & Leisure — 2.7%
50,593	Aramark	1,808,194
3,835	Belmond Ltd., Class A Shares*	49,663
47	Biglari Holdings Inc.*	20,183
1,061	BJ’s Restaurants Inc.*	38,567
4,681	Bloomin’ Brands Inc.	79,998
896	Bob Evans Farms Inc.	50,830
366	Bojangles’ Inc.*	7,704
3,866	Boyd Gaming Corp.*	76,044
2,297	Brinker International Inc.(a)	97,025
822	Buffalo Wild Wings Inc.*	127,410
2,111	Caesars Acquisition Co., Class A Shares*	30,926
2,610	Caesars Entertainment Corp.*(a)	24,665
1,631	Carrols Restaurant Group Inc.*	25,770
1,025	Century Casions Inc.*	7,011
1,933	Cheesecake Factory Inc. (The)	118,010
1,534	Choice Hotels International Inc.	92,960
622	Churchill Downs Inc.	93,487
19,300	Chuy’s Holdings Inc.*	550,050
3,157	ClubCorp Holdings Inc.	53,985
846	Cracker Barrel Old Country Store Inc.(a)	136,198
24,058	Dave & Buster’s Entertainment Inc.*	1,375,877
1,025	Del Frisco’s Restaurant Group Inc.*	16,298
1,061	Del Taco Restaurants Inc.*	13,167
3,437	Denny’s Corp.*	43,169
820	DineEquity Inc.	49,052
2,288	Domino’s Pizza Inc.	434,285
4,142	Dunkin’ Brands Group Inc.	227,851
983	El Pollo Loco Holdings Inc.*(a)	12,288
48,259	Eldorado Resorts Inc.*(a)	786,622
60	Empire Resorts Inc.*	1,395
3,444	Extended Stay America Inc.	59,581
1,257	Fiesta Restaurant Group Inc.*	24,951
348	Fogo De Chao Inc.*	4,872
573	Golden Entertainment Inc.	6,790
728	Habit Restaurants Inc. (The), Class A Shares*(a)	9,792
1,351	Hyatt Hotels Corp., Class A Shares*	69,360
5,260	ILG Inc.	99,309
4,393	International Game Technology PLC	118,611
1,193	International Speedway Corp., Class A Shares	44,260
782	Intrawest Resorts Holdings Inc.*	18,424
26,653	Isle of Capri Casinos Inc.*	647,401
603	J Alexander’s Holdings Inc.*	5,608
1,454	Jack in the Box Inc.	136,254

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 13.3% — (continued)
Hotels, Restaurants & Leisure — 2.7% — (continued)
521	Jamba Inc.*(a)	$5,059
368	Kona Grill Inc.*(a)	2,337
3,996	La Quinta Holdings Inc.*	55,385
1,033	Lindblad Expeditions Holdings Inc.*	9,266
584	Luby’s Inc.*	1,974
895	Marcus Corp. (The)	27,924
1,045	Marriott Vacations Worldwide Corp.	98,157
28,850	MGM Resorts International*	758,466
464	Monarch Casino & Resort Inc.*	11,823
149	Nathan’s Famous Inc.*	9,238
502	Noodles & Co., Class A Shares*	1,908
1,006	Panera Bread Co., Class A Shares*	232,185
1,254	Papa John’s International Inc.	98,966
3,560	Penn National Gaming Inc.*	51,513
2,543	Pinnacle Entertainment Inc.*	44,146
787	Planet Fitness Inc., Class A Shares	16,928
773	Popeyes Louisiana Kitchen Inc.*	61,075
1,098	Potbelly Corp.*	14,329
657	Red Lion Hotels Corp.*	4,895
615	Red Robin Gourmet Burgers Inc.*	28,075
1,418	Red Rock Resorts Inc., Class A Shares	31,153
2,855	Royal Caribbean Cruises Ltd.	274,366
2,263	Ruby Tuesday Inc.*	4,300
1,430	Ruth’s Hospitality Group Inc.	24,096
2,433	Scientific Games Corp., Class A Shares*	50,241
57,112	SeaWorld Entertainment Inc.	1,100,548
728	Shake Shack Inc., Class A Shares*(a)	26,084
3,215	Six Flags Entertainment Corp.	194,861
1,646	Sonic Corp.	41,611
436	Speedway Motorsports Inc.	9,296
12,193	Texas Roadhouse Inc., Class A Shares	515,764
10,884	Vail Resorts Inc.	1,971,963
9,159	Wendy’s Co. (The)	127,676
703	Wingstop Inc.	18,489
945	Zoe’s Kitchen Inc.*(a)	16,934

	Total Hotels, Restaurants & Leisure	13,634,928

Household Durables — 2.2%
554	AV Homes Inc.*	9,141
455	Bassett Furniture Industries Inc.	12,444
1,590	Beazer Homes USA Inc.*	19,398
3,491	CalAtlantic Group Inc.	123,337
390	Cavco Industries Inc.*	46,508
766	Century Communities Inc.*	17,503
315	CSS Industries Inc.	7,743
1,148	Ethan Allen Interiors Inc.	33,005
286	Flexsteel Industries Inc.	14,380
4,760	GoPro Inc., Class A Shares*(a)	44,744
868	Green Brick Partners Inc.*	8,203
3,202	Harman International Industries Inc.	357,407
1,293	Helen of Troy Ltd.*	126,326
604	Hooker Furniture Corp.	19,932
6,700	Hovnanian Enterprises Inc., Class A Shares*	15,879
34,384	Installed Building Products Inc.*	1,617,767
7,507	iRobot Corp.*	428,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 13.3% — (continued)
Household Durables — 2.2% — (continued)
3,907	KB Home	$69,349
2,253	La-Z-Boy Inc.	60,831
6,044	Leggett & Platt Inc.	297,244
8,273	Lennar Corp., Class A Shares	403,640
459	Lennar Corp., Class B Shares	18,043
719	LGI Homes Inc.*(a)	20,858
1,046	Libbey Inc.	14,644
440	Lifetime Brands Inc.	6,380
1,118	M/I Homes Inc.*	26,385
1,922	MDC Holdings Inc.	56,103
1,788	Meritage Homes Corp.*	63,563
14,452	Mohawk Industries Inc.*	3,271,355
193	NACCO Industries Inc., Class A Shares	12,449
522	New Home Co., Inc. (The)*	5,455
158	NVR Inc.*	305,725
14,388	PulteGroup Inc.	317,255
1,449	Taylor Morrison Home Corp., Class A Shares*	29,168
2,356	Tempur Sealy International Inc.*(a)	108,824
6,936	Toll Brothers Inc.*	236,795
53,534	TopBuild Corp.*	2,247,357
6,935	TRI Pointe Group Inc.*	82,804
2,340	Tupperware Brands Corp.	141,313
624	UCP Inc., Class A Shares*	6,770
651	Universal Electronics Inc.*	44,724
1,144	William Lyon Homes, Class A Shares*	21,084
1,043	ZAGG Inc.*	6,310

	Total Household Durables	10,776,645

Internet & Direct Marketing Retail — 0.3%
938	1-800-Flowers.com Inc., Class A Shares*	9,380
474	Duluth Holdings Inc., Class B Shares*	9,997
4,835	Etsy Inc.*	58,600
6,435	Expedia Inc.	766,022
801	FTD Cos., Inc.*	19,352
379	Gaia Inc., Class A Shares*	3,240
17,441	Groupon Inc., Class A Shares*(a)	73,775
1,447	HSN Inc.	54,552
647	Lands’ End Inc.*	12,002
2,488	Liberty Expedia Holdings Inc., Class A Shares*	107,681
3,398	Liberty TripAdvisor Holdings Inc., Class A Shares*	45,703
3,514	Liberty Ventures, Series A*	154,124
1,348	Nutrisystem Inc.	62,682
662	Overstock.com Inc.*	12,214
1,003	PetMed Express Inc.(a)	21,123
1,596	Shutterfly Inc.*	72,427
1,454	Wayfair Inc., Class A Shares*(a)	54,976

	Total Internet & Direct Marketing Retail	1,537,850

Leisure Products — 0.7%
42,798	Acushnet Holdings Corp.*	749,393
2,530	American Outdoor Brands Corp.*	49,183
482	Arctic Cat Inc.*	8,917
38,534	Brunswick Corp.	2,307,801
4,424	Callaway Golf Co.	44,727
544	Escalade Inc.	7,072

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 13.3% — (continued)
Leisure Products — 0.7% — (continued)
826	JAKKS Pacific Inc.*	$4,336
220	Johnson Outdoors Inc., Class A Shares	7,718
878	Malibu Boats Inc., Class A Shares*	18,052
338	Marine Products Corp.	3,589
472	MCBC Holdings Inc.	6,929
1,428	Nautilus Inc.*	22,991
2,695	Polaris Industries Inc.(a)	229,641
860	Sturm Ruger & Co., Inc.(a)	42,871
2,819	Vista Outdoor Inc.*	57,028

	Total Leisure Products	3,560,248

Media — 1.4%
2,419	AMC Entertainment Holdings Inc., Class A Shares	75,836
2,604	AMC Networks Inc., Class A Shares*	155,745
215	Cable One Inc.	134,465
3,020	Central European Media Enterprises Ltd., Class A Shares*	8,607
4,746	Cinemark Holdings Inc.	198,715
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares	6,912
56	Daily Journal Corp.*	11,693
1,197	Entercom Communications Corp., Class A Shares	18,733
3,206	Entravision Communications Corp., Class A Shares	17,152
1,361	Eros International PLC*	15,651
2,802	EW Scripps Co. (The), Class A Shares*	64,530
5,494	Gannett Co., Inc.	47,908
2,205	Global Eagle Entertainment Inc.*	9,658
3,135	Gray Television Inc.*	42,636
199	Hemisphere Media Group Inc., Class A Shares*	2,308
16,708	IMAX Corp.*	540,504
18,498	Interpublic Group of Cos., Inc. (The)	445,802
2,059	John Wiley & Sons Inc., Class A Shares	107,480
312	Liberty Media Corp-Liberty Braves, Class A Shares *	6,873
1,561	Liberty Media Corp-Liberty Braves, Class C Shares*	34,326
1,104	Liberty Media Corp-Liberty Formula One, Class A Shares*	33,241
2,098	Liberty Media Corp-Liberty Formula One, Class C Shares*	64,409
2,194	Lions Gate Entertainment Corp., Class A Shares	58,733
39,767	Lions Gate Entertainment Corp., Class B Shares*	993,380
5,858	Live Nation Entertainment Inc.*	166,426
608	Loral Space & Communications Inc.*	24,867
6,910	Madison Square Garden Co. (The), Class A Shares*	1,239,378
2,540	MDC Partners Inc., Class A Shares	22,225
1,744	Meredith Corp.(a)	109,349
2,779	MSG Networks Inc., Class A Shares*	60,582
2,849	National CineMedia Inc.	36,553
1,832	New Media Investment Group Inc.	28,268
5,798	New York Times Co. (The), Class A Shares	83,491
20,708	Nexstar Media Group Inc., Class A Shares	1,427,817
943	Radio One Inc., Class D Shares*	2,593
846	Reading International Inc., Class A Shares*	13,485
3,743	Regal Entertainment Group, Class A Shares(a)	80,774
152	Saga Communications Inc., Class A Shares	7,585
576	Salem Media Group Inc., Class A Shares	4,118
1,265	Scholastic Corp.	57,001
3,076	Sinclair Broadcast Group Inc., Class A Shares	122,732
9,788	TEGNA Inc.	250,866
4,154	Time Inc.	72,903

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 13.3% — (continued)
Media — 1.4% — (continued)
542	Townsquare Media Inc., Class A Shares*	$5,892
3,223	Tribune Media Co., Class A Shares	111,258
1,310	tronc Inc.*(a)	19,126
1,744	World Wrestling Entertainment Inc., Class A Shares(a)	36,589

	Total Media	7,079,175

Multiline Retail — 0.4%
2,057	Big Lots Inc.(a)	105,606
798	Dillard’s Inc., Class A Shares	43,507
13,404	Dollar General Corp.	978,760
7,556	Dollar Tree Inc.*	579,394
1,786	Fred’s Inc., Class A Shares(a)	31,666
14,396	JC Penney Co., Inc.*(a)	91,271
929	Ollie’s Bargain Outlet Holdings Inc.*	29,124
591	Sears Holdings Corp.*(a)	4,634
2,436	Tuesday Morning Corp.*	8,891

	Total Multiline Retail	1,872,853

Specialty Retail — 2.6%
3,073	Aaron’s Inc.	83,831
3,181	Abercrombie & Fitch Co., Class A Shares	38,045
7,717	American Eagle Outfitters Inc.	122,314
323	America’s Car-Mart Inc.*(a)	10,288
926	Asbury Automotive Group Inc.*	60,329
8,138	Ascena Retail Group Inc.*	37,435
2,950	AutoNation Inc.*	135,405
1,751	Barnes & Noble Education Inc.*	16,810
3,092	Barnes & Noble Inc.	30,302
682	Big 5 Sporting Goods Corp.	9,173
615	Boot Barn Holdings Inc.*(a)	6,316
1,346	Buckle Inc. (The)(a)	26,718
571	Build-A-Bear Workshop Inc.*	5,168
3,143	Burlington Stores Inc.*	279,758
2,331	Cabela’s Inc.*	109,184
1,964	Caleres Inc.	58,665
424	Camping World Holdings Inc., Class A Shares	14,912
1,179	Cato Corp. (The), Class A Shares	29,487
6,094	Chico’s FAS Inc.	88,241
875	Children’s Place Inc. (The)	88,637
564	Citi Trends Inc.	9,402
945	Conn’s Inc.*	9,025
932	Container Store Group Inc. (The)*	3,914
3,331	CST Brands Inc.	160,321
1,308	Destination XL Group Inc.*	3,924
3,949	Dick’s Sporting Goods Inc.	193,304
3,153	DSW Inc., Class A Shares	66,308
32,287	Express Inc.*	362,906
1,940	Finish Line Inc. (The), Class A Shares	31,622
2,482	Five Below Inc.*	95,681
6,096	Foot Locker Inc.	461,284
1,797	Francesca’s Holdings Corp.*	30,495
4,776	GameStop Corp., Class A Shares	116,725
9,672	Genesco Inc.*	563,878
3,156	GNC Holdings Inc., Class A Shares(a)	26,195
964	Group 1 Automotive Inc.	74,893

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 13.3% — (continued)
Specialty Retail — 2.6% — (continued)
2,806	Guess? Inc.	$35,636
806	Haverty Furniture Cos., Inc.	18,699
1,045	Hibbett Sports Inc.*	30,827
609	Kirkland’s Inc.*	6,882
7,964	Lithia Motors Inc., Class A Shares	761,916
1,247	Lumber Liquidators Holdings Inc.*(a)	22,109
1,266	MarineMax Inc.*	28,485
4,344	Michaels Cos., Inc. (The)*	87,271
1,459	Monro Muffler Brake Inc.	83,892
1,726	Murphy USA Inc.*	109,946
25,200	New York & Co., Inc.*	57,960
100,887	Office Depot Inc.	420,699
4,268	O’Reilly Automotive Inc.*	1,159,658
1,232	Party City Holdco Inc.*(a)	17,802
1,799	Penske Automotive Group Inc.	90,490
3,789	Pier 1 Imports Inc.	25,500
2,354	Rent-A-Center Inc.(a)	20,409
16,198	RH*(a)	493,067
70,451	Ross Stores Inc.	4,831,530
6,516	Sally Beauty Holdings Inc.*	142,505
749	Sears Hometown and Outlet Stores Inc.*	2,771
18,942	Select Comfort Corp.*	444,948
652	Shoe Carnival Inc.	16,522
1,287	Sonic Automotive Inc., Class A Shares	27,928
1,100	Sportsman’s Warehouse Holdings Inc.*	5,335
1,154	Stage Stores Inc.(a)	2,689
28,967	Staples Inc.	260,413
1,574	Stein Mart Inc.	5,666
2,242	Tailored Brands Inc.	51,813
1,539	Tile Shop Holdings Inc.*	27,086
727	Tilly’s Inc., Class A Shares	8,019
4,159	Urban Outfitters Inc.*	108,259
1,088	Vitamin Shoppe Inc.*	23,174
682	West Marine Inc.*	6,268
3,928	Williams-Sonoma Inc.	190,862
109	Winmark Corp.	12,366
808	Zumiez Inc.*	16,483

	Total Specialty Retail	13,116,780

Textiles, Apparel & Luxury Goods — 1.4%
25,256	Carter’s Inc.	2,222,781
1,244	Columbia Sportswear Co.	68,345
36,467	Crocs Inc.*	242,506
488	Culp Inc.	16,592
9,896	Deckers Outdoor Corp.*	522,806
428	Delta Apparel Inc.*	7,494
1,928	Fossil Group Inc.*(a)	36,458
2,019	G-III Apparel Group Ltd.*	51,949
50,090	Hanesbrands Inc.	1,002,301
1,912	Iconix Brand Group Inc.*	14,742
5,960	Kate Spade & Co.*	142,206
4,352	lululemon athletica Inc.*	284,012
715	Movado Group Inc.	17,339
699	Oxford Industries Inc.	39,291
489	Perry Ellis International Inc.*	11,389

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 13.3% — (continued)
Textiles, Apparel & Luxury Goods — 1.4% — (continued)
21,923	PVH Corp.	$2,008,147
1,751	Sequential Brands Group Inc.*	6,881
5,584	Skechers U.S.A. Inc., Class A Shares*	143,341
2,858	Steven Madden Ltd.*	106,746
332	Superior Uniform Group Inc.	6,082
743	Unifi Inc.*	20,276
1,040	Vera Bradley Inc.*	10,878
939	Vince Holding Corp.*	1,643
4,503	Wolverine World Wide Inc.	113,340

	Total Textiles, Apparel & Luxury Goods	7,097,545

	TOTAL CONSUMER DISCRETIONARY	66,540,337

CONSUMER STAPLES — 2.2%
Beverages — 0.2%
408	Boston Beer Co., Inc. (The), Class A Shares*	64,729
8,361	Brown-Forman Corp., Class B Shares	407,683
218	Coca-Cola Bottling Co. Consolidated	37,511
663	Craft Brew Alliance Inc.*	9,746
581	MGP Ingredients Inc.(a)	25,698
8,153	Monster Beverage Corp.*	337,860
532	National Beverage Corp.	31,074
1,068	Primo Water Corp.*	15,315

	Total Beverages	929,616

Food & Staples Retailing — 0.8%
1,253	Andersons Inc. (The)	49,556
1,787	Casey’s General Stores Inc.	204,754
782	Chefs’ Warehouse Inc. (The)*	10,948
639	Ingles Markets Inc., Class A Shares	29,937
77,368	Kroger Co. (The)	2,460,302
26,251	Natural Grocers by Vitamin Cottage Inc.*(a)	316,850
1,742	Performance Food Group Co.*	41,111
912	PriceSmart Inc.	80,621
46,662	Rite Aid Corp.*	279,972
986	Smart & Final Stores Inc.*(a)	13,755
1,753	SpartanNash Co.	61,180
5,988	Sprouts Farmers Market Inc.*	110,539
12,401	SUPERVALU Inc.*	46,876
2,305	United Natural Foods Inc.*	99,230
2,088	US Foods Holding Corp.*	57,524
271	Village Super Market Inc., Class A Shares	8,024
470	Weis Markets Inc.	28,200

	Total Food & Staples Retailing	3,899,379

Food Products — 0.7%
1,018	AdvancePierre Foods Holdings Inc.	29,481
205	Alico Inc.	5,248
1,311	Amplify Snack Brands Inc.*(a)	13,136
3,037	B&G Foods Inc.	129,073
19,574	Blue Buffalo Pet Products Inc.*	478,389
713	Calavo Growers Inc.	40,213
1,434	Cal-Maine Foods Inc.(a)	54,420
7,625	Darling Ingredients Inc.*	99,201
4,272	Dean Foods Co.	77,921
410	Farmer Brothers Co.*	13,397

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES — 2.2% — (continued)
Food Products — 0.7% — (continued)
7,659	Flowers Foods Inc.(a)	$147,512
1,480	Fresh Del Monte Produce Inc.	85,648
1,174	Freshpet Inc.*(a)	11,857
4,554	Hain Celestial Group Inc. (The)*	161,121
3,282	Ingredion Inc.	396,761
1,017	Inventure Foods Inc.*	5,675
693	J&J Snack Foods Corp.	92,724
406	John B Sanfilippo & Son Inc.	24,928
863	Lancaster Colony Corp.	113,743
1,251	Landec Corp.*	15,763
83	Lifeway Foods Inc.*	872
432	Limoneira Co.	7,936
1,018	Omega Protein Corp.	25,908
2,756	Pilgrim’s Pride Corp.	56,167
5,247	Pinnacle Foods Inc.	299,761
2,888	Post Holdings Inc.*	236,441
923	Sanderson Farms Inc.	87,722
12	Seaboard Corp.	43,589
283	Seneca Foods Corp., Class A Shares*	10,627
3,526	Snyder’s-Lance Inc.	139,559
749	Tootsie Roll Industries Inc.(a)	29,323
2,427	TreeHouse Foods Inc.*	206,489
7,946	WhiteWave Foods Co. (The), Class A Shares*	437,666

	Total Food Products	3,578,271

Household Products — 0.2%
391	Central Garden & Pet Co.*	13,196
16,390	Central Garden & Pet Co., Class A Shares*	523,661
2,852	Energizer Holdings Inc.	156,461
5,601	HRG Group Inc.*	102,946
189	Oil-Dri Corp. of America	6,668
419	Orchids Paper Products Co.(a)	11,946
1,136	Spectrum Brands Holdings Inc.	154,178
660	WD-40 Co.	72,534

	Total Household Products	1,041,590

Personal Products — 0.2%
20,493	Avon Products Inc.*	90,169
20,909	Coty Inc., Class A Shares	392,671
2,661	Edgewell Personal Care Co.*	196,488
156	elf Beauty Inc.*(a)	4,321
3,218	Herbalife Ltd.*(a)	181,785
786	Inter Parfums Inc.	27,195
720	Lifevantage Corp.*(a)	3,989
495	Medifast Inc.	22,196
391	Natural Health Trends Corp.	10,866
462	Nature’s Sunshine Products Inc.	5,267
2,569	Nu Skin Enterprises Inc., Class A Shares	127,268
347	Nutraceutical International Corp.	11,694
560	Revlon Inc., Class A Shares*	18,816
1,153	Synutra International Inc.*	6,630
478	USANA Health Sciences Inc.*	27,748

	Total Personal Products	1,127,103

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES — 2.2% — (continued)
Tobacco — 0.1%
434	Alliance One International Inc.*	$6,228
290	Turning Point Brands Inc.*	3,820
1,016	Universal Corp.	68,783
4,286	Vector Group Ltd.	97,635

	Total Tobacco	176,466

	TOTAL CONSUMER STAPLES	10,752,425

ENERGY — 2.9%
Energy Equipment & Services — 0.6%
3,198	Archrock Inc.	43,653
2,837	Atwood Oceanics Inc.*(a)	29,817
1,586	Bristow Group Inc.	24,916
815	CARBO Ceramics Inc.*(a)	10,456
1,083	Dawson Geophysical Co.*	8,361
3,020	Diamond Offshore Drilling Inc.*(a)	50,857
1,763	Dril-Quip Inc.*	108,160
12,885	Ensco PLC, Class A Shares	125,500
852	Era Group Inc.*	11,741
1,474	Exterran Corp.*	44,869
3,752	Fairmount Santrol Holdings Inc.*	35,569
2,824	Forum Energy Technologies Inc.*	61,281
1,536	Frank’s International NV(a)	18,739
684	Geospace Technologies Corp.*	11,293
5,015	Helix Energy Solutions Group Inc.*	41,424
1,107	Hornbeck Offshore Services Inc.*	4,970
1,645	Independence Contract Drilling Inc.*	9,788
1,272	Matrix Service Co.*	20,606
43,670	McDermott International Inc.*	321,411
12,010	Nabors Industries Ltd.	175,826
578	Natural Gas Services Group Inc.*	15,057
4,074	Newpark Resources Inc.*	31,370
11,317	Noble Corp. PLC	75,598
4,583	Oceaneering International Inc.	129,791
2,406	Oil States International Inc.*	88,541
5,656	Parker Drilling Co.*	10,746
7,401	Patterson-UTI Energy Inc.	204,416
474	PHI Inc.*	6,868
3,537	Pioneer Energy Services Corp.*	18,569
503	RigNet Inc.*	8,878
5,293	Rowan Cos. PLC, Class A Shares*	95,909
2,763	RPC Inc.(a)	55,260
750	SEACOR Holdings Inc.*	51,637
17,410	Seadrill Ltd.*(a)	30,467
531	Smart Sand Inc.*	9,117
7,032	Superior Energy Services Inc.*	116,028
2,401	Tesco Corp.*	20,048
72,906	TETRA Technologies Inc.*	327,348
2,042	Tidewater Inc.*(a)	2,777
15,471	Transocean Ltd.*	213,809
2,408	Unit Corp.*	65,353
3,333	US Silica Holdings Inc.	168,550
45,007	Weatherford International PLC*	254,740
1,549	Willbros Group Inc.*	4,647

	Total Energy Equipment & Services	3,164,761

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY — 2.9% — (continued)
Oil, Gas & Consumable Fuels — 2.3%
6,333	Abraxas Petroleum Corp.*	$13,426
128	Adams Resources & Energy Inc.	5,184
1,574	Alon USA Energy Inc.	19,140
1,580	Ardmore Shipping Corp.(a)	10,823
2,552	Bill Barrett Corp.*	14,062
1,496	California Resources Corp.*(a)	26,734
8,389	Callon Petroleum Co.*	105,869
21,892	Carrizo Oil & Gas Inc.*	712,585
27,278	Chesapeake Energy Corp.*	148,665
279	Clayton Williams Energy Inc.*(a)	37,763
4,039	Clean Energy Fuels Corp.*(a)	9,896
19,554	Cobalt International Energy Inc.*	13,883
3,304	Concho Resources Inc.*	437,615
10,195	CONSOL Energy Inc.*	158,736
1,308	Contango Oil & Gas Co.*	9,705
620	CVR Energy Inc.(a)	14,210
2,892	Delek US Holdings Inc.	69,610
16,617	Denbury Resources Inc.*	45,032
4,260	DHT Holdings Inc.	19,724
4,094	Diamondback Energy Inc.*	412,921
1,212	Dorian LPG Ltd.*	11,417
139	Earthstone Energy Inc.*	1,793
3,183	Eclipse Resources Corp.*	6,875
4,392	Energen Corp.*	230,580
1,831	EP Energy Corp., Class A Shares*(a)	8,642
401	Erin Energy Corp.*	1,343
1,370	Evolution Petroleum Corp.	11,988
7,330	EXCO Resources Inc.*	4,083
1,960	Extraction Oil & Gas Inc.*	34,692
3,174	Frontline Ltd.(a)	21,932
1,890	GasLog Ltd.(a)	29,201
1,881	Gener8 Maritime Inc.*	9,179
4,103	Golar LNG Ltd.	112,053
1,683	Green Plains Inc.	42,159
7,226	Gulfport Energy Corp.*	125,299
7,353	HollyFrontier Corp.	215,296
542	International Seaways Inc.*	10,163
51	Isramco Inc.*	6,197
2,808	Jones Energy Inc., Class A Shares*(a)	8,986
7,521	Kosmos Energy Ltd.*	46,179
6,740	Laredo Petroleum Inc.*	93,214
3,886	Matador Resources Co.*	93,536
7,377	Murphy Oil Corp.	208,695
3,788	Navios Maritime Acquisition Corp.	6,970
9,002	Newfield Exploration Co.*	328,213
4,175	Nordic American Tankers Ltd.(a)	33,149
2,554	Northern Oil and Gas Inc.*(a)	7,662
10,813	Oasis Petroleum Inc.*	153,112
1,628	Overseas Shipholding Group Inc., Class A Shares	8,140
1,384	Pacific Ethanol Inc.*	10,864
793	Panhandle Oil and Gas Inc., Class A Shares	15,622
96,882	Par Pacific Holdings Inc.*(a)	1,414,477
8,416	Parsley Energy Inc., Class A Shares*	255,762
4,576	PBF Energy Inc., Class A Shares	112,066

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY — 2.9% — (continued)
Oil, Gas & Consumable Fuels — 2.3% — (continued)
2,516	PDC Energy Inc.*	$170,056
11,331	Pioneer Natural Resources Co.	2,107,226
10,555	QEP Resources Inc.*	145,237
1,869	Renewable Energy Group Inc.*	16,634
266	REX American Resources Corp.*	22,137
5,640	Rice Energy Inc.*	105,186
2,054	Ring Energy Inc.*	25,387
4,408	RSP Permian Inc.*	174,072
2,632	Sanchez Energy Corp.*	30,268
7,728	Scorpio Tankers Inc.	29,753
3,056	SemGroup Corp., Class A Shares	107,418
2,848	Ship Finance International Ltd.(a)	42,008
4,462	SM Energy Co.	109,988
21,991	Southwestern Energy Co.*	165,152
8,711	Synergy Resources Corp.*	71,169
8,045	Targa Resources Corp.	454,543
1,854	Teekay Corp.	18,206
5,986	Teekay Tankers Ltd., Class A Shares	14,007
1,911	W&T Offshore Inc.*(a)	4,797
35,076	Western Refining Inc.	1,280,976
808	Westmoreland Coal Co.*	11,668
9,444	Whiting Petroleum Corp.*	102,467
3,082	World Fuel Services Corp.	111,476
17,464	WPX Energy Inc.*	225,286

	Total Oil, Gas & Consumable Fuels	11,510,239

	TOTAL ENERGY	14,675,000

FINANCIALS — 13.0%
Banks — 6.2%
701	1st Source Corp.	32,744
321	Access National Corp.(a)	8,863
203	ACNB Corp.	5,887
499	Allegiance Bancshares Inc.*	18,413
285	American National Bankshares Inc.	10,417
1,584	Ameris Bancorp	76,507
308	Ames National Corp.	9,918
527	Arrow Financial Corp.	18,392
6,694	Associated Banc-Corp.	172,370
959	Atlantic Capital Bancshares Inc.*	17,262
2,253	Banc of California Inc.(a)	43,821
352	BancFirst Corp.	33,563
1,413	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	39,748
1,875	Bancorp Inc. (The)*	9,712
4,039	BancorpSouth Inc.	125,209
1,878	Bank of Hawaii Corp.	158,616
285	Bank of Marin Bancorp	19,522
11,690	Bank of NT Butterfield & Son Ltd. (The)	381,094
4,005	Bank of the Ozarks Inc.	219,194
92,864	BankUnited Inc.	3,680,200
228	Bankwell Financial Group Inc.	7,490
1,399	Banner Corp.	81,310
404	Bar Harbor Bankshares	17,214
1,435	Berkshire Hills Bancorp Inc.	50,727
1,311	Blue Hills Bancorp Inc.	24,057

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 13.0% — (continued)
Banks — 6.2% — (continued)
1,892	BNC Bancorp	$68,017
1,181	BOK Financial Corp.	97,385
3,801	Boston Private Financial Holdings Inc.	65,377
778	Bridge Bancorp Inc.	27,736
3,329	Brookline Bancorp Inc.	52,765
743	Bryn Mawr Bank Corp.	30,500
116	C&F Financial Corp.	5,510
727	Camden National Corp.	30,868
1,091	Capital Bank Financial Corp., Class A Shares	44,513
423	Capital City Bank Group Inc.	8,642
1,457	Cardinal Financial Corp.	45,517
397	Carolina Financial Corp.	11,918
1,909	Cascade Bancorp*	15,749
3,097	Cathay General Bancorp	121,650
2,150	CenterState Banks Inc.	53,126
1,444	Central Pacific Financial Corp.	45,602
311	Central Valley Community Bancorp	6,388
157	Century Bancorp Inc., Class A Shares	9,938
3,047	Chemical Financial Corp.	162,314
124	Chemung Financial Corp.	4,495
44,536	CIT Group Inc.	1,910,594
396	Citizens & Northern Corp.	9,294
676	City Holding Co.	44,278
486	CNB Financial Corp.	11,679
1,980	CoBiz Financial Inc.	33,759
240	Codorus Valley Bancorp Inc.	6,242
2,392	Columbia Banking System Inc.	95,417
9,000	Comerica Inc.	641,520
3,927	Commerce Bancshares Inc.	231,772
1,979	Community Bank System Inc.	117,572
494	Community Trust Bancorp Inc.	22,675
1,219	ConnectOne Bancorp Inc.	30,597
133	County Bancorp Inc.	3,586
756	CU Bancorp*	29,711
2,379	Cullen/Frost Bankers Inc.	219,986
1,186	Customers Bancorp Inc.*	40,715
4,722	CVB Financial Corp.	112,147
1,435	Eagle Bancorp Inc.*	89,329
27,868	East West Bancorp Inc.	1,508,216
497	Enterprise Bancorp Inc.	16,471
879	Enterprise Financial Services Corp.	38,632
172	Equity Bancshares Inc., Class A Shares*	5,597
264	Farmers Capital Bank Corp.	10,256
1,496	Farmers National Banc Corp.	20,645
22,455	FCB Financial Holdings Inc., Class A Shares*	1,091,313
987	Fidelity Southern Corp.	23,264
590	Financial Institutions Inc.	20,178
1,068	First Bancorp	32,093
5,368	First Bancorp*	34,248
362	First Bancorp Inc.	9,814
1,358	First Busey Corp.	41,989
306	First Business Financial Services Inc.	7,717
326	First Citizens BancShares Inc., Class A Shares	116,151
4,082	First Commonwealth Financial Corp.	56,862

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 13.0% — (continued)
Banks — 6.2% — (continued)
712	First Community Bancshares Inc.	$19,238
912	First Community Financial Partners Inc.*	12,038
572	First Connecticut Bancorp Inc.	13,814
2,856	First Financial Bancorp	79,254
2,952	First Financial Bankshares Inc.(a)	129,888
447	First Financial Corp.	20,763
414	First Financial Northwest Inc.	8,425
1,340	First Foundation Inc.*	21,976
1,154	First Hawaiian Inc.	36,559
10,468	First Horizon National Corp.	208,732
168	First Internet Bancorp	5,166
918	First Interstate Bancsystem Inc., Class A Shares	40,254
1,903	First Merchants Corp.	76,348
189	First Mid-Illinois Bancshares Inc.	6,252
3,782	First Midwest Bancorp Inc.	92,394
630	First NBC Bank Holding Co.*(a)	2,803
825	First Northwest Bancorp*	12,738
1,067	First of Long Island Corp. (The)	29,342
27,265	First Republic Bank	2,558,275
1,339	Flushing Financial Corp.	37,412
9,749	FNB Corp.	151,792
387	Franklin Financial Network Inc.*	15,248
7,531	Fulton Financial Corp.	144,030
600	German American Bancorp Inc.	28,470
3,166	Glacier Bancorp Inc.	116,889
506	Great Southern Bancorp Inc.	25,325
2,758	Great Western Bancorp Inc.	117,877
1,063	Green Bancorp Inc.*	18,124
842	Guaranty Bancorp	20,840
3,575	Hancock Holding Co.	169,634
1,460	Hanmi Financial Corp.	48,764
688	HarborOne Bancorp Inc.*	13,581
1,004	Heartland Financial USA Inc.	49,748
1,535	Heritage Commerce Corp.	21,797
965	Heritage Financial Corp.	24,125
851	Heritage Oaks Bancorp	11,710
3,480	Hilltop Holdings Inc.	98,762
5,611	Home BancShares Inc.	157,894
362	HomeTrust Bancshares Inc.*	8,688
5,349	Hope Bancorp Inc.	114,469
939	Horizon Bancorp	24,358
104,095	Huntington Bancshares Inc.	1,471,903
1,947	IBERIABANK Corp.	165,008
2,228	Independent Bank Corp.	100,435
496	Independent Bank Group Inc.	31,397
2,551	International Bancshares Corp.	97,066
13,202	Investors Bancorp Inc.	193,145
1,711	Lakeland Bancorp Inc.	33,707
1,119	Lakeland Financial Corp.	50,791
284	LCNB Corp.	6,191
2,066	LegacyTexas Financial Group Inc.	87,991
749	Live Oak Bancshares Inc.(a)	17,190
960	Macatawa Bank Corp.	9,715
1,214	MainSource Financial Group Inc.	41,579

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 13.0% — (continued)
Banks — 6.2% — (continued)
3,360	MB Financial Inc.	$151,267
806	MBT Financial Corp.	8,544
704	Mercantile Bank Corp.	23,542
159	Merchants Bancshares Inc.	8,181
171	Middleburg Financial Corp.	6,106
133	Midland States Bancorp Inc.	4,676
501	MidWestOne Financial Group Inc.	18,271
358	MutualFirst Financial Inc.	11,331
1,188	National Bank Holdings Corp., Class A Shares	39,192
226	National Bankshares Inc.	8,565
439	National Commerce Corp.*	16,441
1,981	NBT Bancorp Inc.	79,993
435	Nicolet Bankshares Inc.*	21,202
432	Northrim BanCorp Inc.	12,593
2,088	OFG Bancorp(a)	26,935
273	Old Line Bancshares Inc.	7,658
6,235	Old National Bancorp	114,412
1,029	Old Second Bancorp Inc.	11,268
787	Opus Bank	16,999
419	Orrstown Financial Services Inc.	9,155
858	Pacific Continental Corp.	21,579
487	Pacific Mercantile Bancorp*	3,579
19,002	Pacific Premier Bancorp Inc.*	760,080
5,389	PacWest Bancorp	296,934
618	Park National Corp.	66,404
2,860	Park Sterling Corp.	33,920
853	Peapack Gladstone Financial Corp.	26,733
251	Penns Woods Bancorp Inc.	11,935
898	Peoples Bancorp Inc.	29,203
385	Peoples Financial Services Corp.(a)	16,008
14,035	People’s United Financial Inc.	269,472
641	People’s Utah Bancorp	17,051
2,003	Pinnacle Financial Partners Inc.	139,008
12,114	Popular Inc.	533,743
612	Preferred Bank	34,358
290	Premier Financial Bancorp Inc.	5,330
3,511	PrivateBancorp Inc.	198,723
2,986	Prosperity Bancshares Inc.	222,576
589	QCR Holdings Inc.	25,563
1,915	Renasant Corp.	78,592
354	Republic Bancorp Inc., Class A Shares	12,241
1,366	Republic First Bancorp Inc.*	10,928
1,585	S&T Bancorp Inc.	56,410
1,098	Sandy Spring Bancorp Inc.	47,280
1,459	Seacoast Banking Corp. of Florida*	33,893
2,142	ServisFirst Bancshares Inc.	89,043
308	Shore Bancshares Inc.	5,350
401	Sierra Bancorp	11,485
9,140	Signature Bank*	1,439,641
1,376	Simmons First National Corp., Class A Shares	79,120
1,091	South State Corp.	97,645
257	Southern First Bancshares Inc.*	8,610
360	Southern National Bancorp of Virginia Inc.	6,120
1,125	Southside Bancshares Inc.	39,634

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 13.0% — (continued)
Banks — 6.2% — (continued)
984	Southwest Bancorp Inc.	$26,224
1,632	State Bank Financial Corp.	44,276
5,882	Sterling Bancorp	145,580
977	Stock Yards Bancorp Inc.	43,183
668	Stonegate Bank	30,975
524	Suffolk Bancorp	22,291
323	Summit Financial Group Inc.	7,739
488	Sun Bancorp Inc.	12,615
2,379	SVB Financial Group*	454,127
5,639	Synovus Financial Corp.	238,079
52,141	TCF Financial Corp.	907,253
9,289	Texas Capital Bancshares Inc.*	828,114
647	Tompkins Financial Corp.	58,049
2,589	Towne Bank	84,272
960	TriCo Bancshares	34,877
1,085	TriState Capital Holdings Inc.*	25,552
761	Triumph Bancorp Inc.*	20,471
2,767	Trustmark Corp.	91,422
2,070	UMB Financial Corp.	163,157
9,895	Umpqua Holdings Corp.	186,125
1,959	Union Bankshares Corp.	71,033
178	Union Bankshares Inc.	7,369
3,020	United Bankshares Inc.	135,145
3,242	United Community Banks Inc.	93,661
1,184	Univest Corp. of Pennsylvania	32,974
10,427	Valley National Bancorp	128,982
553	Veritex Holdings Inc.*	15,843
689	Washington Trust Bancorp Inc.	37,344
339	WashingtonFirst Bankshares Inc.	9,312
13,893	Webster Financial Corp.	763,142
1,852	WesBanco Inc.	74,747
724	West Bancorporation Inc.	16,037
1,142	Westamerica Bancorporation(a)	66,065
4,218	Western Alliance Bancorp*	217,818
2,365	Wintrust Financial Corp.	174,300
420	Xenith Bankshares Inc.*	11,185
2,319	Yadkin Financial Corp.	77,826
9,211	Zions Bancorporation	413,574

	Total Banks	31,049,753

Capital Markets — 2.8%
1,757	Artisan Partners Asset Management Inc., Class A Shares	49,987
296	Associated Capital Group Inc., Class A Shares	11,041
304	B. Riley Financial Inc.	4,682
10,278	BGC Partners Inc., Class A Shares	115,936
3,703	CBOE Holdings Inc.	289,019
965	Cohen & Steers Inc.	36,294
1,145	Cowen Group Inc., Class A Shares*	16,374
150	Diamond Hill Investment Group Inc.	30,078
1,238	Donnelley Financial Solutions Inc.*	28,610
27,611	E*Trade Financial Corp.*	952,856
4,929	Eaton Vance Corp.	229,839
1,819	Evercore Partners Inc., Class A Shares	144,701
1,830	FactSet Research Systems Inc.	325,557
424	FBR & Co.	7,696

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 13.0% — (continued)
Capital Markets — 2.8% — (continued)
4,293	Federated Investors Inc., Class B Shares	$116,641
2,485	Financial Engines Inc.	110,085
2,187	GAIN Capital Holdings Inc.	17,146
241	GAMCO Investors Inc., Class A Shares	7,179
61,454	Greenhill & Co., Inc.	1,815,966
198	Hennessy Advisors Inc.	5,285
630	Houlihan Lokey Inc., Class A Shares	19,839
746	INTL. FCStone Inc.*	28,162
1,292	Investment Technology Group Inc.	25,866
6,799	Janus Capital Group Inc.	86,075
2,439	KCG Holdings Inc., Class A Shares*	33,780
3,970	Ladenburg Thalmann Financial Services Inc.*	8,813
5,557	Lazard Ltd., Class A Shares	239,284
4,618	Legg Mason Inc.	174,191
3,741	LPL Financial Holdings Inc.	147,919
909	Manning & Napier Inc., Class A Shares	5,681
5,695	MarketAxess Holdings Inc.	1,111,835
151	Medley Management Inc., Class A Shares	1,412
943	Moelis & Co., Class A Shares	34,702
4,653	Moody’s Corp.	518,205
849	Morningstar Inc.	68,115
3,916	MSCI Inc., Class A Shares	370,414
15,403	Nasdaq Inc.	1,095,307
1,960	OM Asset Management PLC	29,224
494	Oppenheimer Holdings Inc., Class A Shares	8,200
681	Piper Jaffray Cos.	48,181
825	PJT Partners Inc., Class A Shares	30,533
678	Pzena Investment Management Inc., Class A Shares	6,807
23,954	Raymond James Financial Inc.	1,881,826
888	Safeguard Scientifics Inc.*	11,233
61,285	SEI Investments Co.	3,085,700
236	Silvercrest Asset Management Group Inc., Class A Shares	3,151
2,740	Stifel Financial Corp.*	147,850
1,172	Virtu Financial Inc., Class A Shares(a)	20,334
124	Virtus Investment Partners Inc.(a)	13,597
3,787	Waddell & Reed Financial Inc., Class A Shares	72,862
373	Westwood Holdings Group Inc.	21,209
4,663	WisdomTree Investments Inc.(a)	42,480

	Total Capital Markets	13,707,759

Consumer Finance — 0.2%
380	Credit Acceptance Corp.*(a)	76,175
1,043	Encore Capital Group Inc.*(a)	34,732
1,135	Enova International Inc.*	16,287
2,458	EZCORP Inc., Class A Shares*	21,630
2,200	FirstCash Inc.	97,570
1,945	Green Dot Corp., Class A Shares*	57,008
15,209	LendingClub Corp.*	81,216
14,135	Navient Corp.	217,820
958	Nelnet Inc., Class A Shares	42,909
2,490	OneMain Holdings Inc., Class A Shares*(a)	69,770
2,151	PRA Group Inc.*	87,761
435	Regional Management Corp.*	9,131
4,943	Santander Consumer USA Holdings Inc.*	73,057
18,650	SLM Corp.*	223,613

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 13.0% — (continued)
Consumer Finance — 0.2% — (continued)
256	World Acceptance Corp.*(a)	$13,425

	Total Consumer Finance	1,122,104

Diversified Financial Services — 0.0%
3,257	FNFV Group*	40,550
507	Marlin Business Services Corp.	12,067
955	NewStar Financial Inc.	9,512
2,236	On Deck Capital Inc.*(a)	11,940
972	PICO Holdings Inc.*	13,316
1,343	Tiptree, Inc., Class A Shares	8,528

	Total Diversified Financial Services	95,913

Insurance — 2.8%
654	Alleghany Corp.*	422,353
3,864	Allied World Assurance Co. Holdings AG	204,096
376	Ambac Financial Group Inc.*	8,310
4,036	American Equity Investment Life Holding Co.	108,609
3,166	American Financial Group Inc.	297,794
368	American National Insurance Co.	44,197
927	AMERISAFE Inc.	59,606
4,253	AmTrust Financial Services Inc.	97,819
10,821	Aon PLC	1,251,449
5,266	Arch Capital Group Ltd.*	498,006
1,394	Argo Group International Holdings Ltd.	93,328
8,049	Arthur J. Gallagher & Co.	458,391
2,559	Aspen Insurance Holdings Ltd.	143,432
2,604	Assurant Inc.	257,796
6,035	Assured Guaranty Ltd.	248,099
777	Atlas Financial Holdings Inc.*	10,490
3,866	Axis Capital Holdings Ltd.	267,914
591	Baldwin & Lyons Inc., Class B Shares	14,066
631	Blue Capital Reinsurance Holdings Ltd.	12,431
5,275	Brown & Brown Inc.	227,352
2,198	Citizens Inc., Class A Shares*	20,046
7,781	CNO Financial Group Inc.	162,701
639	Crawford & Co., Class B Shares	6,914
758	Donegal Group Inc., Class A Shares	12,590
702	eHealth Inc.*	7,694
550	EMC Insurance Group Inc.	15,290
1,196	Employers Holdings Inc.	44,970
2,874	Endurance Specialty Holdings Ltd.	267,081
542	Enstar Group Ltd.*	105,012
1,061	Erie Indemnity Co., Class A Shares	125,845
1,937	Everest Re Group Ltd.	455,466
471	FBL Financial Group Inc., Class A Shares	32,193
718	Federated National Holding Co.	14,367
616	Fidelity & Guaranty Life(a)	16,386
4,903	First American Financial Corp.	191,560
46,113	FNF Group	1,767,511
21,834	Genworth Financial Inc., Class A Shares*	89,301
480	Global Indemnity Ltd.*	19,046
1,579	Greenlight Capital Re Ltd., Class A Shares*	35,212
890	Hallmark Financial Services Inc.*	9,808
1,947	Hanover Insurance Group Inc. (The)	175,269
467	HCI Group Inc.(a)	23,023

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 13.0% — (continued)
Insurance — 2.8% — (continued)
1,334	Heritage Insurance Holdings Inc.	$19,690
2,004	Horace Mann Educators Corp.	83,968
451	Independence Holding Co.	8,186
581	Infinity Property & Casualty Corp.	54,759
720	James River Group Holdings Ltd.	30,974
1,913	Kemper Corp.	81,207
104,747	Maiden Holdings Ltd.	1,618,341
6,319	MBIA Inc.*	65,212
1,239	Mercury General Corp.	72,643
2,389	National General Holdings Corp.	58,148
93	National Western Life Group Inc., Class A Shares	29,560
1,138	Navigators Group Inc. (The)	62,647
11,154	Old Republic International Corp.	230,999
1,291	OneBeacon Insurance Group Ltd., Class A Shares	21,069
596	Patriot National Inc.(a)	2,736
2,086	Primerica Inc.	168,444
2,441	ProAssurance Corp.	144,263
2,951	Reinsurance Group of America Inc., Class A Shares	383,807
1,610	RenaissanceRe Holdings Ltd.	237,700
1,818	RLI Corp.	106,262
697	Safety Insurance Group Inc.	49,487
2,135	Selective Insurance Group Inc.	94,580
858	State Auto Financial Corp.	23,020
1,466	State National Cos., Inc.	20,480
883	Stewart Information Services Corp.	39,214
3,236	Third Point Reinsurance Ltd.*	40,126
5,444	Torchmark Corp.	422,073
667	Trupanion Inc.*(a)	10,372
1,064	United Fire Group Inc.	44,922
883	United Insurance Holdings Corp.	14,940
1,586	Universal Insurance Holdings Inc.(a)	42,743
3,292	Validus Holdings Ltd.	189,817
181	White Mountains Insurance Group Ltd.	169,463
6,147	Willis Towers Watson PLC	789,459
10,198	WMIH Corp.*	13,767
4,476	WR Berkley Corp.	317,886

	Total Insurance	14,085,787

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
1,210	AG Mortgage Investment Trust Inc.	21,611
15,100	AGNC Investment Corp.	296,413
2,316	Altisource Residential Corp.	31,081
4,508	Anworth Mortgage Asset Corp.	24,524
3,398	Apollo Commercial Real Estate Finance Inc.	62,489
1,158	Ares Commercial Real Estate Corp.	15,656
1,731	ARMOUR Residential REIT Inc.	38,930
4,700	Capstead Mortgage Corp.	49,726
8,760	Chimera Investment Corp.	168,542
7,117	CYS Investments Inc.	57,078
1,820	Dynex Capital Inc.	12,485
816	Great Ajax Corp.	10,722
1,823	Hannon Armstrong Sustainable Infrastructure Capital Inc.	36,077
5,279	Invesco Mortgage Capital Inc.	82,089
1,831	Ladder Capital Corp., Class A Shares	26,421
17,472	MFA Financial Inc.	140,126

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 13.0% — (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.4% — (continued)
2,252	MTGE Investment Corp.	$37,271
13,454	New Residential Investment Corp.	226,969
5,257	New York Mortgage Trust Inc.(a)	33,277
885	Orchid Island Capital Inc., Class A Shares(a)	8,691
673	Owens Realty Mortgage Inc.	11,239
3,141	PennyMac Mortgage Investment Trust	52,957
3,635	Redwood Trust Inc.	59,505
1,455	Resource Capital Corp.	12,222
11,229	Starwood Property Trust Inc.	256,695
16,354	Two Harbors Investment Corp.	152,092
2,078	Western Asset Mortgage Capital Corp.	21,611

	Total Mortgage Real Estate Investment Trusts (REITs)	1,946,499

Thrifts & Mortgage Finance — 0.6%
4,280	Astoria Financial Corp.	79,137
1,678	Bank Mutual Corp.	16,277
626	BankFinancial Corp.	9,309
726	Bear State Financial Inc.	6,912
3,248	Beneficial Bancorp Inc.	52,942
2,793	BofI Holding Inc.*(a)	88,091
295	BSB Bancorp Inc.*	8,216
5,465	Capitol Federal Financial Inc.	82,467
534	Charter Financial Corp.	10,440
981	Clifton Bancorp Inc.	15,765
1,633	Dime Community Bancshares Inc.	35,109
526	ESSA Bancorp Inc.	8,311
3,528	Essent Group Ltd.*	122,810
4,733	EverBank Financial Corp.	92,009
422	Federal Agricultural Mortgage Corp., Class C Shares	24,299
387	First Defiance Financial Corp.	19,021
961	Flagstar Bancorp Inc.*	27,292
181	Greene County Bancorp Inc.	3,991
52	Hingham Institution for Savings	9,752
377	Home Bancorp Inc.	13,572
1,106	HomeStreet Inc.*	30,194
439	Impac Mortgage Holdings Inc.*	6,102
3,294	Kearny Financial Corp.	50,563
310	LendingTree Inc.*	36,704
1,661	Meridian Bancorp Inc.	31,642
385	Meta Financial Group Inc.	32,956
97,631	MGIC Investment Corp.*	1,039,770
1,450	Nationstar Mortgage Holdings Inc.*	26,332
2,521	NMI Holdings Inc., Class A Shares*	27,983
1,837	Northfield Bancorp Inc.	34,462
4,364	Northwest Bancshares Inc.	79,163
979	OceanFirst Financial Corp.	28,577
5,003	Ocwen Financial Corp.*	22,063
1,810	Oritani Financial Corp.	31,132
2,417	PHH Corp.*	30,503
186	Provident Bancorp Inc.*	3,627
415	Provident Financial Holdings Inc.	7,744
2,852	Provident Financial Services Inc.	75,721
9,748	Radian Group Inc.	181,410
855	SI Financial Group Inc.	12,568
211	Southern Missouri Bancorp Inc.	7,389

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 13.0% — (continued)
Thrifts & Mortgage Finance — 0.6% — (continued)
291	Territorial Bancorp Inc.	$9,376
2,522	TFS Financial Corp.	42,849
4,553	TrustCo Bank Corp. NY	38,018
2,449	United Community Financial Corp.	21,086
2,429	United Financial Bancorp Inc.	43,382
1,265	Walker & Dunlop Inc.*	51,422
978	Walter Investment Management Corp.*(a)	3,325
4,181	Washington Federal Inc.	141,527
1,097	Waterstone Financial Inc.	20,349
847	Western New England Bancorp Inc.	8,512
1,339	WSFS Financial Corp.	61,058

	Total Thrifts & Mortgage Finance	2,963,231

	TOTAL FINANCIALS	64,971,046

HEALTH CARE — 14.0%
Biotechnology — 2.6%
13,359	ACADIA Pharmaceuticals Inc.*	509,111
20,766	Acceleron Pharma Inc.*	554,868
5,426	Achillion Pharmaceuticals Inc.*	21,758
2,027	Acorda Therapeutics Inc.*	53,614
788	Adamas Pharmaceuticals Inc.*(a)	14,578
1,587	Aduro Biotech Inc.*(a)	17,854
1,745	Advaxis Inc.*(a)	15,339
1,281	Adverum Biotechnologies Inc.*	3,395
1,487	Aevi Genomic Medicine Inc.*	6,974
3,576	Agenus Inc.*(a)	15,162
1,329	Agios Pharmaceuticals Inc.*	64,377
1,275	Aimmune Therapeutics Inc.*	25,844
1,800	Akebia Therapeutics Inc.*	18,036
17,553	Alder Biopharmaceuticals Inc.*	401,086
14,721	Alkermes PLC*	831,737
3,233	Alnylam Pharmaceuticals Inc.*	166,952
1,637	AMAG Pharmaceuticals Inc.*	36,751
6,810	Amicus Therapeutics Inc.*	44,197
1,344	Anavex Life Sciences Corp.*(a)	7,715
1,733	Anthera Pharmaceuticals Inc.*	1,178
694	Applied Genetic Technologies Corp.*	5,379
808	Aptevo Therapeutics Inc.*	1,616
38	AquaBounty Technologies Inc.*	540
1,549	Ardelyx Inc.*	21,066
12,389	Arena Pharmaceuticals Inc.*	19,575
533	Argos Therapeutics Inc.*(a)	613
7,542	Array BioPharma Inc.*	86,733
2,987	Arrowhead Pharmaceuticals Inc.*	6,751
1,258	Asterias Biotherapeutics Inc.*	4,780
1,035	Atara Biotherapeutics Inc.*	15,991
2,968	Athersys Inc.*	3,562
214	Audentes Therapeutics Inc.*	3,319
179	Avexis Inc.*	10,976
1,222	Axovant Sciences Ltd.*(a)	15,532
1,044	Bellicum Pharmaceuticals Inc.*(a)	12,873
3,646	BioCryst Pharmaceuticals Inc.*	22,751
9,342	BioMarin Pharmaceutical Inc.*	877,494
297	BioSpecifics Technologies Corp.*	15,702

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 14.0% — (continued)
Biotechnology — 2.6% — (continued)
3,583	BioTime Inc.*(a)	$11,645
1,830	Bluebird Bio Inc.*	160,400
961	Blueprint Medicines Corp.*	33,808
971	Cara Therapeutics Inc.*(a)	15,565
4,142	Celldex Therapeutics Inc.*(a)	14,663
623	Cellular Biomedicine Group Inc.*	7,974
1,063	ChemoCentryx Inc.*	7,037
1,919	Chimerix Inc.*	10,900
364	Cidara Therapeutics Inc.*(a)	2,621
8,032	Clovis Oncology Inc.*	464,330
1,369	Coherus Biosciences Inc.*	32,308
913	Concert Pharmaceuticals Inc.*	8,491
238	Corvus Pharmaceuticals Inc.*	3,422
4,288	Curis Inc.*	9,905
1,672	Cytokinetics Inc.*	17,723
1,025	CytomX Therapeutics Inc.*	12,813
2,487	CytRx Corp.*	1,071
504	Dimension Therapeutics Inc.*	857
1,782	Dynavax Technologies Corp.*(a)	8,019
418	Eagle Pharmaceuticals Inc.*(a)	32,056
594	Edge Therapeutics Inc.*	5,803
260	Editas Medicine Inc.*(a)	6,482
150	Eiger BioPharmaceuticals Inc.*	1,695
1,495	Emergent BioSolutions Inc.*	46,913
765	Enanta Pharmaceuticals Inc.*	22,047
1,788	Epizyme Inc.*	25,390
506	Esperion Therapeutics Inc.*(a)	13,242
4,297	Exact Sciences Corp.*(a)	92,471
10,082	Exelixis Inc.*	217,065
2,445	FibroGen Inc.*	61,125
1,255	Five Prime Therapeutics Inc.*	57,567
1,075	Flexion Therapeutics Inc.*	21,554
1,120	Fortress Biotech Inc.*	3,461
597	Foundation Medicine Inc.*	14,806
335	Galena Biopharma Inc.*(a)	248
881	Genomic Health Inc.*	26,597
7,242	Geron Corp.*(a)	15,570
811	Global Blood Therapeutics Inc.*(a)	22,586
467	GlycoMimetics Inc.*	2,853
5,125	Halozyme Therapeutics Inc.*(a)	65,703
1,533	Heron Therapeutics Inc.*(a)	21,922
3,326	Idera Pharmaceuticals Inc.*(a)	6,220
1,538	Ignyta Inc.*	13,534
513	Immune Design Corp.*	2,616
4,218	ImmunoGen Inc.*(a)	14,341
4,606	Immunomedics Inc.*(a)	23,030
12,980	Incyte Corp.*	1,727,638
1,944	Infinity Pharmaceuticals Inc.*	5,404
685	Inotek Pharmaceuticals Corp.*	1,096
3,283	Inovio Pharmaceuticals Inc.*(a)	23,145
2,889	Insmed Inc.*	46,022
1,137	Insys Therapeutics Inc.*(a)	14,508
401	Intellia Therapeutics Inc.*(a)	5,726
686	Intercept Pharmaceuticals Inc.*(a)	87,527

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 14.0% — (continued)
Biotechnology — 2.6% — (continued)
2,608	Intrexon Corp.*(a)	$58,054
1,162	Invitae Corp.*(a)	11,980
5,404	Ionis Pharmaceuticals Inc.*(a)	268,957
6,041	Ironwood Pharmaceuticals Inc., Class A Shares*	102,032
3,007	Juno Therapeutics Inc.*(a)	72,288
909	Karyopharm Therapeutics Inc.*	9,426
3,746	Keryx Biopharmaceuticals Inc.*(a)	18,842
1,836	Kite Pharma Inc.*(a)	129,934
732	La Jolla Pharmaceutical Co.*(a)	24,529
1,922	Lexicon Pharmaceuticals Inc.*(a)	30,848
881	Ligand Pharmaceuticals Inc.*(a)	92,179
2,516	Lion Biotechnologies Inc.*	19,247
652	Loxo Oncology Inc.*	28,975
1,484	MacroGenics Inc.*	31,372
12,990	MannKind Corp.*	6,885
1,120	MediciNova Inc.*	7,213
5,482	Merrimack Pharmaceuticals Inc.*(a)	16,830
4,751	MiMedx Group Inc.*(a)	40,716
941	Minerva Neurosciences Inc.*	8,234
394	Mirati Therapeutics Inc.*	2,187
3,029	Momenta Pharmaceuticals Inc.*	46,798
3,160	Myriad Genetics Inc.*	61,399
580	NantKwest Inc.*	2,743
1,178	Natera Inc.*	11,262
25,289	Neurocrine Biosciences Inc.*	1,116,762
863	NewLink Genetics Corp.*(a)	13,558
12,789	Novavax Inc.*(a)	19,311
1,075	OncoMed Pharmaceuticals Inc.*	10,922
1,447	Ophthotech Corp.*	5,180
14,140	OPKO Health Inc.*(a)	118,635
3,615	Organovo Holdings Inc.*(a)	11,279
1,123	Osiris Therapeutics Inc.*(a)	6,457
1,185	Otonomy Inc.*	17,597
1,596	OvaScience Inc.*	2,362
8,620	PDL BioPharma Inc.	18,447
879	Pfenex Inc.*	6,355
3,427	PharmAthene Inc.	3,084
2,295	Portola Pharmaceuticals Inc.*	79,591
3,378	Progenics Pharmaceuticals Inc.*(a)	37,969
262	Protagonist Therapeutics Inc.*	3,631
234	Proteostasis Therapeutics Inc.*(a)	3,405
11,872	Prothena Corp. PLC*(a)	696,293
1,597	PTC Therapeutics Inc.*	21,767
1,174	Puma Biotechnology Inc.*	43,086
282	Ra Pharmaceuticals Inc.*	5,905
1,468	Radius Health Inc.*	61,862
1,017	REGENXBIO Inc.*	18,713
1,594	Regulus Therapeutics Inc.*	1,674
1,588	Repligen Corp.*	50,038
1,636	Retrophin Inc.*	34,798
4,759	Rigel Pharmaceuticals Inc.*	11,660
1,417	Sage Therapeutics Inc.*	95,506
2,879	Sangamo Therapeutics Inc.*(a)	13,099
2,357	Sarepta Therapeutics Inc.*	73,326

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 14.0% — (continued)
Biotechnology — 2.6% — (continued)
4,303	Seattle Genetics Inc.*	$282,492
173	Selecta Biosciences Inc.*	2,263
934	Seres Therapeutics Inc.*(a)	9,041
1,185	Sorrento Therapeutics Inc.*(a)	6,162
914	Spark Therapeutics Inc.*	58,295
3,808	Spectrum Pharmaceuticals Inc.*	24,371
629	Stemline Therapeutics Inc.*	4,403
256	Syndax Pharmaceuticals Inc.*	2,913
8,528	Synergy Pharmaceuticals Inc.*	49,377
2,963	Synthetic Biologics Inc.*	2,341
246	Syros Pharmaceuticals Inc.*	2,718
464	T2 Biosystems Inc.*	2,622
3,527	TESARO Inc.*(a)	664,381
1,887	TG Therapeutics Inc.*(a)	10,756
140	Tokai Pharmaceuticals Inc.*	115
2,233	Trevena Inc.*	9,066
1,224	Trovagene Inc.*	2,387
1,679	Ultragenyx Pharmaceutical Inc.*	142,849
2,029	United Therapeutics Corp.*	299,724
1,796	Vanda Pharmaceuticals Inc.*	25,593
800	Veracyte Inc.*(a)	6,200
1,405	Versartis Inc.*(a)	30,699
817	Vital Therapies Inc.*(a)	3,799
401	Voyager Therapeutics Inc.*	5,193
134	vTv Therapeutics Inc., Class A Shares*	808
905	XBiotech Inc.*(a)	12,208
1,625	Xencor Inc.*	40,381
926	Zafgen Inc.*	3,676
5,493	ZIOPHARM Oncology Inc.*(a)	34,881

	Total Biotechnology	12,952,210

Health Care Equipment & Supplies — 5.2%
1,018	Abaxis Inc.	50,747
1,789	ABIOMED Inc.*	211,048
106,599	Accuray Inc.*	548,985
3,824	Alere Inc.*	146,459
10,094	Align Technology Inc.*	1,037,259
6,286	Analogic Corp.	517,652
1,254	AngioDynamics Inc.*	20,503
647	Anika Therapeutics Inc.*	30,273
5,650	AtriCure Inc.*	103,113
63	Atrion Corp.	30,747
379	Avinger Inc.*	967
931	AxoGen Inc.*	9,729
16,404	Becton Dickinson and Co.	3,002,752
1,661	Cantel Medical Corp.	136,385
1,470	Cardiovascular Systems Inc.*	41,748
4,771	Cerus Corp.*(a)	19,991
1,766	ConforMIS Inc.*	8,883
1,274	CONMED Corp.	53,024
11,062	Cooper Cos., Inc. (The)	2,202,887
2,051	Corindus Vascular Robotics Inc.*	1,641
5,580	CR Bard Inc.	1,368,439
1,496	CryoLife Inc.*	23,936
536	Cutera Inc.*	10,934

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 14.0% — (continued)
Health Care Equipment & Supplies — 5.2% — (continued)
1,103	Cynosure Inc., Class A Shares*	$72,798
19,119	DexCom Inc.*	1,494,341
6,439	Edwards Lifesciences Corp.*	605,524
3,729	Endologix Inc.*	24,649
408	Entellus Medical Inc.*	5,679
504	Exactech Inc.*	12,247
1,742	GenMark Diagnostics Inc.*	19,719
776	Glaukos Corp.*	35,308
3,289	Globus Medical Inc., Class A Shares*	91,467
54,580	Haemonetics Corp.*	2,037,471
1,868	Halyard Health Inc.*	72,964
2,867	Hill-Rom Holdings Inc.	190,512
12,718	Hologic Inc.*	516,096
681	ICU Medical Inc.*	102,422
4,051	IDEXX Laboratories Inc.*	587,152
758	Inogen Inc.*	52,014
2,683	Insulet Corp.*	116,872
1,392	Integer Holdings Corp*	50,321
26,122	Integra LifeSciences Holdings Corp.*	1,116,454
1,480	Invacare Corp.	17,908
1,623	InVivo Therapeutics Holdings Corp.*(a)	6,817
191	iRadimed Corp.*	1,595
191	iRhythm Technologies Inc.*	7,357
267	IRIDEX Corp.*	4,229
1,207	K2M Group Holdings Inc.*	24,200
690	LeMaitre Vascular Inc.	15,277
20,866	Masimo Corp.*	1,885,452
1,954	Meridian Bioscience Inc.	25,109
2,012	Merit Medical Systems Inc.*	61,970
1,513	Natus Medical Inc.*	56,019
1,516	Neogen Corp.*	98,328
1,113	Nevro Corp.*	106,837
2,542	Novocure Ltd.*(a)	19,319
2,143	NuVasive Inc.*	160,211
2,989	NxStage Medical Inc.*	85,366
2,654	OraSure Technologies Inc.*	29,751
823	Orthofix International NV*	29,389
1,124	Oxford Immunotec Global PLC*	15,185
1,177	Penumbra Inc.*	90,394
1,276	Quidel Corp.*	26,796
6,389	ResMed Inc.	460,200
2,194	Rockwell Medical Inc.*	13,032
2,217	RTI Surgical Inc.*	8,314
192	Second Sight Medical Products Inc.*	321
755	Senseonics Holdings Inc.*(a)	1,774
2,004	Spectranetics Corp. (The)*	55,761
1,988	STAAR Surgical Co.*	19,781
13,772	STERIS PLC	965,830
635	Surmodics Inc.*	15,716
732	Tandem Diabetes Care Inc.*	1,757
5,715	Teleflex Inc.	1,092,594
4,101	TransEnterix Inc.*	5,372
192	Utah Medical Products Inc.	11,885
60,600	Varex Imaging Corp.*(a)	2,110,092

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 14.0% — (continued)
Health Care Equipment & Supplies — 5.2% — (continued)
3,268	West Pharmaceutical Services Inc.	$269,512
43,360	Wright Medical Group NV*	1,208,877
1,670	Zeltiq Aesthetics Inc.*	92,451

	Total Health Care Equipment & Supplies	25,882,890

Health Care Providers & Services — 2.2%
454	AAC Holdings Inc.*	4,163
11,916	Acadia Healthcare Co., Inc.*	532,884
1,435	Aceto Corp.	22,013
331	Addus HomeCare Corp.*	10,658
693	Adeptus Health Inc., Class A Shares*	4,678
1,505	Air Methods Corp.*	56,964
162	Almost Family Inc.*	8,043
1,316	Amedisys Inc.*	63,458
409	American Renal Associates Holdings Inc.*	9,243
2,198	AMN Healthcare Services Inc.*	90,448
3,048	BioScrip Inc.*	4,602
1,312	BioTelemetry Inc.*	33,390
7,984	Brookdale Senior Living Inc.*	114,970
1,464	Capital Senior Living Corp.*	24,595
727	Chemed Corp.	129,806
820	Civitas Solutions Inc.*	15,170
4,744	Community Health Systems Inc.*	46,254
497	CorVel Corp.*	20,079
1,622	Cross Country Healthcare Inc.*	25,092
2,128	Diplomat Pharmacy Inc.*	28,834
2,305	Ensign Group Inc. (The)	43,426
42,892	Envision Healthcare Corp.*	3,002,440
2,272	Genesis Healthcare Inc., Class A Shares*	7,316
1,995	HealthEquity Inc.*	87,181
3,774	HealthSouth Corp.	159,716
3,933	Kindred Healthcare Inc.	35,397
14,885	Laboratory Corp. of America Holdings*	2,117,540
478	Landauer Inc.	24,975
734	LHC Group Inc.*	35,247
1,659	LifePoint Health Inc.*	106,259
1,049	Magellan Health Inc.*	72,538
4,166	MEDNAX Inc.*	296,578
13,848	Molina Healthcare Inc.*(a)	671,766
380	National HealthCare Corp.	28,356
412	National Research Corp., Class A Shares	7,684
2,889	Nobilis Health Corp.*(a)	6,356
2,884	Owens & Minor Inc.	104,055
3,671	Patterson Cos., Inc.	166,847
1,412	PharMerica Corp.*	34,735
2,088	Premier Inc., Class A Shares*	65,626
604	Providence Service Corp. (The)*	24,534
1,714	Quorum Health Corp.*	14,655
1,992	RadNet Inc.*	11,852
4,795	Select Medical Holdings Corp.*	69,048
851	Surgery Partners Inc.*(a)	19,148
1,272	Surgical Care Affiliates Inc.*	72,148
1,012	Teladoc Inc.*	22,315
3,832	Tenet Healthcare Corp.*	73,958
60,696	Tivity Health Inc.*	1,754,114

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 14.0% — (continued)
Health Care Providers & Services — 2.2% — (continued)
1,225	Triple-S Management Corp., Class B Shares*	$22,871
921	Universal American Corp.*	9,164
588	US Physical Therapy Inc.	44,482
3,528	VCA Inc.*	320,695
2,020	WellCare Health Plans Inc.*	285,224

	Total Health Care Providers & Services	11,063,590

Health Care Technology — 0.6%
79,828	Allscripts Healthcare Solutions Inc.*	972,305
1,721	athenahealth Inc.*	202,958
1,750	Castlight Health Inc., Class B Shares*	6,213
596	Computer Programs & Systems Inc.(a)	16,032
584	Cotiviti Holdings Inc.*	21,888
736	Evolent Health Inc., Class A Shares*(a)	14,499
1,169	HealthStream Inc.*	28,605
3,975	HMS Holdings Corp.*	74,054
2,749	Inovalon Holdings Inc., Class A Shares*(a)	32,988
2,548	Medidata Solutions Inc.*	142,484
35,472	Omnicell Inc.*	1,348,823
2,402	Quality Systems Inc.*	36,655
4,247	Veeva Systems Inc., Class A Shares*	185,551
1,069	Vocera Communications Inc.*	22,118

	Total Health Care Technology	3,105,173

Life Sciences Tools & Services — 2.0%
1,041	Accelerate Diagnostics Inc.*(a)	26,545
45,183	Agilent Technologies Inc.	2,317,888
1,113	Albany Molecular Research Inc.*(a)	16,662
928	Bio-Rad Laboratories Inc., Class A Shares*	180,626
1,592	Bio-Techne Corp.	169,261
4,892	Bruker Corp.	118,142
1,479	Cambrex Corp.*	83,342
18,235	Charles River Laboratories International Inc.*	1,585,898
992	ChromaDex Corp.*	2,738
2,035	Enzo Biochem Inc.*	13,126
36,341	Fluidigm Corp.*	238,397
19,675	ICON PLC, ADR*	1,648,175
3,454	Illumina Inc.*	578,199
1,883	INC Research Holdings Inc., Class A Shares*	82,193
21,804	Luminex Corp.*	405,118
383	Medpace Holdings Inc.*	11,088
748	NanoString Technologies Inc.*	14,115
2,589	NeoGenomics Inc.*	20,893
3,765	Pacific Biosciences of California Inc.*(a)	19,013
9,668	PAREXEL International Corp.*	625,423
1,544	Patheon NV*	48,636
4,937	PerkinElmer Inc.	267,882
1,137	PRA Health Sciences Inc.*	67,094
25,568	QIAGEN NV*	727,665
6,400	Quintiles IMS Holdings Inc.*	495,296
3,647	VWR Corp.*	102,481

	Total Life Sciences Tools & Services	9,865,896

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 14.0% — (continued)
Pharmaceuticals — 1.4%
1,313	AcelRx Pharmaceuticals Inc.*	$4,005
28,140	Aclaris Therapeutics Inc.*(a)	878,812
1,295	Aerie Pharmaceuticals Inc.*	61,318
585	Agile Therapeutics Inc.*(a)	1,299
3,916	Akorn Inc.*	81,492
1,650	Amphastar Pharmaceuticals Inc.*	25,526
1,683	Ampio Pharmaceuticals Inc.*	1,380
391	ANI Pharmaceuticals Inc.*	23,096
1,663	Aratana Therapeutics Inc.*(a)	10,992
419	Axsome Therapeutics Inc.*	1,906
3,188	Bio-Path Holdings Inc.*	2,608
191,690	Cardiome Pharma Corp.*	576,987
4,655	Catalent Inc.*	133,599
2,091	Cempra Inc.*(a)	7,109
456	Clearside Biomedical Inc.*	3,580
568	Collegium Pharmaceutical Inc.*(a)	7,532
3,316	Corcept Therapeutics Inc.*	29,811
2,851	Depomed Inc.*	46,728
1,179	Dermira Inc.*	39,721
4,782	Durect Corp.*	4,925
800	Egalet Corp.*(a)	3,952
9,048	Endo International PLC*	123,505
1,819	Endocyte Inc.*(a)	3,729
386	Flex Pharma Inc.*	1,610
315	Heska Corp.*	29,213
6,792	Horizon Pharma PLC*	109,012
3,458	Impax Laboratories Inc.*	49,276
3,735	Innoviva Inc.*(a)	43,139
16,577	Intersect ENT Inc.*	225,447
1,625	Intra-Cellular Therapies Inc., Class A Shares*	21,206
1,277	Lannett Co., Inc.*(a)	28,094
660	Lipocine Inc.*	2,614
14,051	Medicines Co. (The)*	736,553
571	MyoKardia Inc.*	6,938
67,782	Nektar Therapeutics, Class A Shares*	886,589
483	Neos Therapeutics Inc.*	2,898
168	Novan Inc.*(a)	951
668	Ocular Therapeutix Inc.*(a)	5,571
2,071	Omeros Corp.*(a)	25,204
27,306	Pacira Pharmaceuticals Inc.*	1,193,272
909	Paratek Pharmaceuticals Inc.*	13,590
850	Phibro Animal Health Corp., Class A Shares	23,672
2,289	Prestige Brands Holdings Inc.*	129,603
218	Reata Pharmaceuticals Inc., Class A Shares*	5,526
933	Revance Therapeutics Inc.*(a)	19,593
2,547	SciClone Pharmaceuticals Inc.*	25,215
952	Sucampo Pharmaceuticals Inc., Class A Shares*	11,186
2,187	Supernus Pharmaceuticals Inc.*	56,206
2,095	Teligent Inc.*(a)	14,979
1,504	Tetraphase Pharmaceuticals Inc.*	7,776
6,940	TherapeuticsMD Inc.*(a)	43,583
1,724	Theravance Biopharma Inc.*	52,789
644	Titan Pharmaceuticals Inc.*(a)	2,415
373	WaVe Life Sciences Ltd.*	11,227

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 14.0% — (continued)
Pharmaceuticals — 1.4% — (continued)
26,077	Zoetis Inc., Class A Shares	$1,390,165
1,306	Zogenix Inc.*	13,517

	Total Pharmaceuticals	7,262,241

	TOTAL HEALTH CARE	70,132,000

INDUSTRIALS — 19.3%
Aerospace & Defense — 2.7%
1,514	AAR Corp.	52,112
2,752	Aerojet Rocketdyne Holdings Inc.*	53,361
23,224	Aerovironment Inc.*	627,513
916	Astronics Corp.*	30,695
4,657	B/E Aerospace Inc.	296,185
4,170	BWX Technologies Inc.	193,655
1,181	Cubic Corp.	62,062
1,981	Curtiss-Wright Corp.	193,801
2,916	DigitalGlobe Inc.*	92,291
440	Ducommun Inc.*	13,556
807	Engility Holdings Inc.*	25,267
1,375	Esterline Technologies Corp.*	122,238
908	HEICO Corp.	74,592
1,762	HEICO Corp., Class A Shares	125,014
81,145	Hexcel Corp.	4,461,352
2,137	Huntington Ingalls Industries Inc.	466,935
86,821	KEYW Holding Corp. (The)*(a)	861,264
16,700	KLX Inc.*	840,678
1,970	Kratos Defense & Security Solutions Inc.*	16,253
40,365	Mercury Systems Inc.*	1,508,036
1,480	Moog Inc., Class A Shares*	100,018
222	National Presto Industries Inc.(a)	22,111
2,648	Orbital ATK Inc.	244,728
377	Sparton Corp.*	8,743
18,217	Spirit AeroSystems Holdings Inc., Class A Shares	1,122,349
2,429	TASER International Inc.*(a)	62,353
6,225	Teledyne Technologies Inc.*	818,027
15,200	Textron Inc.	718,960
2,307	Triumph Group Inc.	64,135
531	Vectrus Inc.*	12,856
2,583	Wesco Aircraft Holdings Inc.*	31,254

	Total Aerospace & Defense	13,322,394

Air Freight & Logistics — 0.1%
2,296	Air Transport Services Group Inc.*	39,078
1,116	Atlas Air Worldwide Holdings Inc.*	63,445
1,331	Echo Global Logistics Inc.*	29,082
1,375	Forward Air Corp.	68,131
1,557	Hub Group Inc., Class A Shares*	78,629
407	Park-Ohio Holdings Corp.	18,173
1,739	Radiant Logistics Inc.*	9,738
4,354	XPO Logistics Inc.*(a)	222,010

	Total Air Freight & Logistics	528,286

Airlines — 0.6%
5,466	Alaska Air Group Inc.	534,684
609	Allegiant Travel Co., Class A Shares	106,027
1,451	Copa Holdings SA, Class A Shares	154,517

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.3% — (continued)
Airlines — 0.6% — (continued)
2,351	Hawaiian Holdings Inc.*	$114,376
14,817	JetBlue Airways Corp.*	295,747
2,309	SkyWest Inc.	81,161
25,789	Spirit Airlines Inc.*	1,346,444
8,155	United Continental Holdings Inc.*	604,204

	Total Airlines	3,237,160

Building Products — 1.6%
1,856	AAON Inc.	62,454
1,580	Advanced Drainage Systems Inc.	34,839
4,378	Allegion PLC	317,799
646	American Woodmark Corp.*	55,847
21,329	AO Smith Corp.	1,074,128
1,323	Apogee Enterprises Inc.	75,649
1,050	Armstrong Flooring Inc.*	22,438
1,868	Armstrong World Industries Inc.*	85,928
3,910	Builders FirstSource Inc.*	50,595
1,094	Caesarstone Ltd.*	36,540
1,606	Continental Building Products Inc.*	39,267
636	CSW Industrials Inc.*	23,596
6,964	Fortune Brands Home & Security Inc.	402,728
1,488	Gibraltar Industries Inc.*	61,678
1,372	Griffon Corp.	34,506
829	Insteel Industries Inc.	29,943
1,803	Lennox International Inc.	296,810
1,399	Masonite International Corp.*	109,262
118,075	NCI Building Systems Inc.*	1,889,200
9,684	Owens Corning	566,417
680	Patrick Industries Inc.*	54,298
2,277	PGT Innovations Inc.*	22,884
115,214	Ply Gem Holdings Inc.*	2,004,724
1,614	Quanex Building Products Corp.	31,554
1,935	Simpson Manufacturing Co., Inc.	83,514
1,387	Trex Co., Inc.*	94,330
930	Universal Forest Products Inc.	89,103
4,063	USG Corp.*	137,045

	Total Building Products	7,787,076

Commercial Services & Supplies — 2.4%
2,601	ABM Industries Inc.	106,095
4,855	ACCO Brands Corp.*	65,057
552	Advanced Disposal Services Inc.*	12,078
344	Aqua Metals Inc.*	5,862
1,684	ARC Document Solutions Inc.*	6,770
2,128	Brady Corp., Class A Shares	81,396
2,100	Brink’s Co. (The)	112,245
1,823	Casella Waste Systems Inc., Class A Shares*	21,293
1,470	CECO Environmental Corp.	16,611
12,709	Cintas Corp.	1,499,789
15,830	Clean Harbors Inc.*	917,507
4,402	Copart Inc.*	260,334
132,011	Covanta Holding Corp.	2,138,578
2,251	Deluxe Corp.	165,651
1,125	Ennis Inc.	18,394
1,696	Essendant Inc.	27,017

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.3% — (continued)
Commercial Services & Supplies — 2.4% — (continued)
912	G&K Services Inc., Class A Shares	$86,184
3,238	Healthcare Services Group Inc.	133,988
607	Heritage-Crystal Clean Inc.*	9,044
23,137	Herman Miller Inc.	689,483
2,099	HNI Corp.	96,176
108,384	InnerWorkings Inc.*	1,052,409
2,987	Interface Inc., Class A Shares	56,454
28,953	KAR Auction Services Inc.	1,297,673
1,820	Kimball International Inc., Class B Shares	29,848
2,210	Knoll Inc.	49,394
1,238	LSC Communications Inc.	35,184
1,347	Matthews International Corp., Class A Shares	88,700
1,052	McGrath RentCorp	39,587
2,036	Mobile Mini Inc.	66,272
1,264	MSA Safety Inc.	91,324
9,255	Multi-Color Corp.	663,584
8,805	Pitney Bowes Inc.	120,100
1,401	Quad/Graphics Inc.	38,037
4,249	Rollins Inc.	155,343
3,301	RR Donnelley & Sons Co.	55,358
805	SP Plus Corp.*	25,961
3,957	Steelcase Inc., Class A Shares	63,312
1,324	Team Inc.*	45,479
2,671	Tetra Tech Inc.	107,508
845	TRC Cos., Inc.*	8,661
611	UniFirst Corp.	81,324
1,005	US Ecology Inc.	51,004
941	Viad Corp.	44,415
484	VSE Corp.	19,689
14,930	Waste Connections Inc.	1,304,733
2,032	West Corp.	48,585

	Total Commercial Services & Supplies	12,109,490

Construction & Engineering — 1.8%
6,831	AECOM*	248,307
1,595	Aegion Corp., Class A Shares*	36,302
881	Ameresco Inc., Class A Shares*	4,449
618	Argan Inc.	42,580
4,497	Chicago Bridge & Iron Co. NV	150,964
1,699	Comfort Systems USA Inc.	64,817
1,413	Dycom Industries Inc.*	116,120
27,593	EMCOR Group Inc.	1,696,418
18,524	Granite Construction Inc.	981,957
2,352	Great Lakes Dredge & Dock Corp.*	10,231
1,060	HC2 Holdings Inc.*	5,830
299	IES Holdings Inc.*	5,606
48,441	Jacobs Engineering Group Inc.	2,732,557
51,372	KBR Inc.	773,149
125,363	Layne Christensen Co.*(a)	1,197,217
3,068	MasTec Inc.*	120,419
750	MYR Group Inc.*	28,133
340	NV5 Global Inc.*	12,512
1,240	Orion Group Holdings Inc.*	11,606
1,832	Primoris Services Corp.	45,544
6,481	Quanta Services Inc.*	241,871

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.3% — (continued)
Construction & Engineering — 1.8% — (continued)
1,754	Tutor Perini Corp.*	$53,409
4,150	Valmont Industries Inc.	652,587

	Total Construction & Engineering	9,232,585

Electrical Equipment — 0.4%
328	Allied Motion Technologies Inc.	7,921
340	American Superconductor Corp.*	2,077
571	Atkore International Group Inc.*	14,972
1,209	AZZ Inc.	70,908
2,237	Babcock & Wilcox Enterprises Inc.*	36,911
935	Encore Wire Corp.	44,413
748	Energous Corp.*(a)	11,474
1,902	EnerSys	145,940
979	FuelCell Energy Inc.*	1,517
3,038	Generac Holdings Inc.*	118,604
2,218	General Cable Corp.	37,041
2,494	Hubbell Inc., Class B Shares	295,838
1,036	LSI Industries Inc.	10,236
9,596	Plug Power Inc.*(a)	10,364
407	Powell Industries Inc.	13,285
81	Power Solutions International Inc.*(a)	429
144	Preformed Line Products Co.	6,627
1,949	Regal Beloit Corp.	145,103
2,938	Sunrun Inc.*	16,717
48,327	Thermon Group Holdings Inc.*	974,272
637	Vicor Corp.*	10,351

	Total Electrical Equipment	1,975,000

Industrial Conglomerates — 0.6%
17,367	Carlisle Cos., Inc.	1,794,011
1,665	Raven Industries Inc.	49,201
6,197	Roper Technologies Inc.	1,296,412

	Total Industrial Conglomerates	3,139,624

Machinery — 4.6%
2,727	Actuant Corp., Class A Shares	72,402
3,231	AGCO Corp.	196,832
440	Alamo Group Inc.	33,066
1,333	Albany International Corp., Class A Shares	60,451
6,347	Allison Transmission Holdings Inc.	228,365
1,159	Altra Industrial Motion Corp.	45,027
357	American Railcar Industries Inc.(a)	15,908
885	Astec Industries Inc.	55,905
2,184	Barnes Group Inc.	109,440
330	Blue Bird Corp.*(a)	5,610
1,990	Briggs & Stratton Corp.	42,586
1,424	Chart Industries Inc.*	50,680
759	CIRCOR International Inc.	47,141
4,305	Colfax Corp.*	163,805
996	Columbus McKinnon Corp.	25,707
2,178	Crane Co.	157,448
782	DMC Global Inc.	11,691
5,708	Donaldson Co., Inc.	245,159
1,036	Douglas Dynamics Inc.	34,551
1,692	Energy Recovery Inc.*(a)	14,230

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.3% — (continued)
Machinery — 4.6% — (continued)
1,006	EnPro Industries Inc.	$65,672
1,186	ESCO Technologies Inc.	64,281
462	ExOne Co. (The)*	4,583
2,834	Federal Signal Corp.	42,170
5,875	Flowserve Corp.	272,894
2,167	Franklin Electric Co., Inc.	90,797
494	FreightCar America Inc.	6,773
303	Gencor Industries Inc.*	4,318
985	Global Brass & Copper Holdings Inc.	33,145
796	Gorman-Rupp Co. (The)	24,779
2,493	Graco Inc.	226,265
362	Graham Corp.	7,939
1,255	Greenbrier Cos., Inc. (The)(a)	52,773
678	Hardinge Inc.	7,099
40,098	Harsco Corp.*	565,382
2,415	Hillenbrand Inc.	87,785
240	Hurco Cos., Inc.	6,600
446	Hyster-Yale Materials Handling Inc.	27,157
26,525	IDEX Corp.	2,445,340
14,560	ITT Inc.	596,523
21,102	John Bean Technologies Corp.	1,886,519
4,562	Joy Global Inc.	128,603
485	Kadant Inc.	30,021
3,670	Kennametal Inc.	136,120
2,761	Lincoln Electric Holdings Inc.	232,504
497	Lindsay Corp.(a)	39,795
760	Lydall Inc.*	38,532
370,495	Manitowoc Co., Inc. (The)*	2,252,610
5,982	Manitowoc Foodservice Inc.*	114,017
29,543	Meritor Inc.*	483,028
2,573	Middleby Corp. (The)*	356,901
637	Milacron Holdings Corp.*(a)	11,568
563	Miller Industries Inc.	14,075
2,650	Mueller Industries Inc.	110,823
96,488	Mueller Water Products Inc., Class A Shares	1,195,486
2,333	Navistar International Corp.*	63,061
1,160	NN Inc.	23,316
2,597	Nordson Corp.	311,744
170	Omega Flex Inc.	7,718
3,256	Oshkosh Corp.	221,050
1,151	Proto Labs Inc.*	62,845
1,052	RBC Bearings Inc.*	98,152
3,913	Rexnord Corp.*	86,751
17,268	Snap-on Inc.	2,929,861
1,922	SPX Corp.*	50,702
52,264	SPX FLOW Inc.*	1,776,976
585	Standex International Corp.	55,867
1,050	Sun Hydraulics Corp.	38,850
574	Supreme Industries Inc., Class A Shares	11,222
810	Tennant Co.	56,902
4,649	Terex Corp.	145,235
3,278	Timken Co. (The)	144,888
2,070	Titan International Inc.	27,407
4,854	Toro Co. (The)	292,259

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.3% — (continued)
Machinery — 4.6% — (continued)
2,082	TriMas Corp.*	$45,908
6,707	Trinity Industries Inc.	180,016
13,800	Twin Disc Inc.*	252,540
3,025	Wabash National Corp.	63,979
2,358	WABCO Holdings Inc.*	264,756
16,085	Wabtec Corp.	1,288,730
1,282	Watts Water Technologies Inc., Class A Shares	81,984
11,684	Woodward Inc.	823,138
8,195	Xylem Inc.	394,343

	Total Machinery	23,079,081

Marine — 0.2%
1,126	Costamare Inc.	6,880
42,700	Danaos Corp.*	102,480
2,358	Kirby Corp.*	163,173
16,477	Matson Inc.	559,065
2,909	Scorpio Bulkers Inc.*	21,527

	Total Marine	853,125

Professional Services — 1.1%
721	Acacia Research Corp.*	4,218
1,943	Advisory Board Co. (The)*	87,435
359	Barrett Business Services Inc.	22,987
2,680	CBIZ Inc.*	35,644
1,345	CEB Inc.	104,305
636	Cogint Inc.*	2,321
365	CRA International Inc.	13,089
1,646	Dun & Bradstreet Corp. (The)	173,719
13,027	Equifax Inc.	1,707,970
1,196	Exponent Inc.	68,710
449	Franklin Covey Co.*	8,060
1,961	FTI Consulting Inc.*	78,911
559	GP Strategies Corp.*	13,779
934	Heidrick & Struggles International Inc.	22,836
1,829	Hill International Inc.*	9,054
1,023	Huron Consulting Group Inc.*	44,449
851	ICF International Inc.*	36,550
727	Insperity Inc.	60,523
1,361	Kelly Services Inc., Class A Shares	29,098
1,132	Kforce Inc.	29,149
2,668	Korn/Ferry International	82,468
3,079	ManpowerGroup Inc.	298,786
76,779	Mistras Group Inc.*	1,729,063
2,245	Navigant Consulting Inc.*	52,309
2,085	On Assignment Inc.*	98,391
1,645	Resources Connection Inc.	27,801
5,799	Robert Half International Inc.	279,744
2,221	RPX Corp.*	23,876
2,472	TransUnion*	91,686
1,911	TriNet Group Inc.*	51,310
1,935	TrueBlue Inc.*	50,213
1,690	WageWorks Inc.*	130,130

	Total Professional Services	5,468,584

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.3% — (continued)
Road & Rail — 1.1%
284	AMERCO	$109,709
1,199	ArcBest Corp.	35,191
30,398	Avis Budget Group Inc.*	1,051,163
1,469	Celadon Group Inc.	11,825
438	Covenant Transportation Group Inc., Class A Shares*	8,778
2,534	Genesee & Wyoming Inc., Class A Shares*	187,871
2,160	Heartland Express Inc.(a)	44,798
3,374	Hertz Global Holdings Inc.*	76,657
6,169	JB Hunt Transport Services Inc.	605,611
3,119	Knight Transportation Inc.	101,991
1,887	Landstar System Inc.	163,792
17,601	Marten Transport Ltd.	432,105
3,069	Old Dominion Freight Line Inc.*	281,611
43	PAM Transportation Services Inc.*	784
1,683	Roadrunner Transportation Systems Inc.*	12,690
31,204	Ryder System Inc.	2,376,185
1,192	Saia Inc.*	57,633
3,456	Swift Transportation Co., Class A Shares*	75,064
346	Universal Logistics Holdings Inc.	4,723
357	USA Truck Inc.*	3,395
1,942	Werner Enterprises Inc.	54,376
1,466	YRC Worldwide Inc.*	18,823

	Total Road & Rail	5,714,775

Trading Companies & Distributors — 2.0%
4,293	Air Lease Corp., Class A Shares	167,126
2,205	Aircastle Ltd.	52,986
1,694	Applied Industrial Technologies Inc.	106,807
20,072	Beacon Roofing Supply Inc.*	912,072
2,599	BMC Stock Holdings Inc.*	54,579
705	CAI International Inc.*	10,906
601	DXP Enterprises Inc.*	21,035
1,898	GATX Corp.(a)	110,236
330	GMS Inc.*	9,926
1,548	H&E Equipment Services Inc.	40,620
32,678	HD Supply Holdings Inc.*	1,405,154
1,128	Herc Holdings Inc.*	58,306
1,254	Kaman Corp.	64,920
403	Lawson Products Inc.*	11,143
4,355	MRC Global Inc.*	88,015
2,029	MSC Industrial Direct Co., Inc., Class A Shares	204,097
564	Neff Corp., Class A Shares*	8,798
21,774	NOW Inc.*	416,754
23,642	Rush Enterprises Inc., Class A Shares*	815,176
276	Rush Enterprises Inc., Class B Shares*	8,829
530	SiteOne Landscape Supply Inc.*	20,781
119,001	Textainer Group Holdings Ltd.	1,874,266
690	Titan Machinery Inc.*	9,764
1,871	Triton International Ltd.	46,232
4,008	United Rentals Inc.*	513,144
31,342	Univar Inc.*	1,009,212
407	Veritiv Corp.*	22,650
11,607	Watsco Inc.	1,720,970
2,121	WESCO International Inc.*	147,410

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.3% — (continued)
Trading Companies & Distributors — 2.0% — (continued)
210	Willis Lease Finance Corp.*	$5,338

	Total Trading Companies & Distributors	9,937,252

Transportation Infrastructure — 0.1%
3,349	Macquarie Infrastructure Corp.	257,672

	TOTAL INDUSTRIALS	96,642,104

INFORMATION TECHNOLOGY — 18.6%
Communications Equipment — 1.8%
251	Acacia Communications Inc.*(a)	13,040
2,243	ADTRAN Inc.	47,440
1,111	Aerohive Networks Inc.*	5,277
771	Applied Optoelectronics Inc.*	35,404
1,735	Arista Networks Inc.*	206,448
94,884	ARRIS International PLC*	2,448,007
429	Bel Fuse Inc., Class B Shares	11,197
570	Black Box Corp.	5,130
18,036	Brocade Communications Systems Inc.	222,023
1,603	CalAmp Corp.*	25,985
2,086	Calix Inc.*	14,393
93,417	Ciena Corp.*	2,460,604
411	Clearfield Inc.*(a)	6,720
5,799	CommScope Holding Co., Inc.*	220,652
1,124	Comtech Telecommunications Corp.	12,825
1,211	Digi International Inc.*	14,895
1,909	EchoStar Corp., Class A Shares*	101,692
754	EMCORE Corp.	6,748
4,891	Extreme Networks Inc.*	30,569
4,763	Finisar Corp.*	159,465
3,947	Harmonic Inc.*	21,314
97,471	Infinera Corp.*	1,057,560
1,612	InterDigital Inc.	135,489
2,908	Ixia*	56,997
659	KVH Industries Inc.*	6,623
2,336	Lumentum Holdings Inc.*	107,222
1,520	NETGEAR Inc.*	83,296
4,157	NetScout Systems Inc.*	153,601
4,632	Oclaro Inc.*	39,372
1,560	Plantronics Inc.	83,554
3,042	ShoreTel Inc.*	19,773
301	Silicom Ltd.	11,438
46,957	Sonus Networks Inc.*	277,046
1,201	Ubiquiti Networks Inc.*	59,017
2,257	ViaSat Inc.*	155,372
53,656	Viavi Solutions Inc.*	537,633

	Total Communications Equipment	8,853,821

Electronic Equipment, Instruments & Components — 2.8%
597	Agilysys Inc.*	5,433
8,888	Amphenol Corp., Class A Shares	615,138
1,346	Anixter International Inc.*	112,122
4,146	Arrow Electronics Inc.*	299,341
5,812	Avnet Inc.	267,817
2,199	AVX Corp.	34,128
1,282	Badger Meter Inc.	46,921

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 18.6% — (continued)
Electronic Equipment, Instruments & Components — 2.8% — (continued)
1,816	Belden Inc.	$128,300
2,320	Benchmark Electronics Inc.*	72,152
7,443	CDW Corp.	438,393
3,664	Cognex Corp.	281,432
1,076	Coherent Inc.*	196,456
1,111	Control4 Corp.*	16,587
1,410	CTS Corp.	30,879
1,833	Daktronics Inc.	17,175
2,361	Dolby Laboratories Inc., Class A Shares	115,429
1,120	Electro Scientific Industries Inc.*	7,482
285	ePlus Inc.*	36,181
1,615	Fabrinet*	67,103
734	FARO Technologies Inc.*	25,323
5,968	Fitbit Inc., Class A Shares*	37,061
27,573	Flex Ltd.*	454,679
6,219	FLIR Systems Inc.	228,299
9,176	II-VI Inc.*	326,666
1,711	Insight Enterprises Inc.*	72,478
3,842	InvenSense Inc., Class A Shares*	47,449
1,601	IPG Photonics Corp.*	189,398
12,450	Itron Inc.*	805,515
8,487	Jabil Circuit Inc.	216,503
84,971	Keysight Technologies Inc.*	3,194,910
1,224	Kimball Electronics Inc.*	19,706
4,107	Knowles Corp.*(a)	77,746
970	Littelfuse Inc.	156,606
46,721	Maxwell Technologies Inc.*(a)	237,343
139	Mesa Laboratories Inc.	17,378
1,687	Methode Electronics Inc.	70,011
740	MTS Systems Corp.	40,663
4,499	National Instruments Corp.	145,048
1,381	Novanta Inc.*	33,558
29,230	Orbotech Ltd.*	881,285
8,614	OSI Systems Inc.*	649,668
999	Park Electrochemical Corp.	19,101
478	PC Connection Inc.	12,791
1,330	Plexus Corp.*	74,573
1,285	Radisys Corp.*	4,909
826	Rogers Corp.*	68,153
3,394	Sanmina Corp.*	132,366
1,179	ScanSource Inc.*	47,455
1,306	SYNNEX Corp.	152,698
642	Systemax Inc.	5,072
1,533	Tech Data Corp.*	133,371
11,304	Trimble Inc.*	350,763
3,388	TTM Technologies Inc.*	54,750
14,209	Universal Display Corp.*	1,205,634
23,478	VeriFone Systems Inc.*	485,290
6,357	Vishay Intertechnology Inc.	100,758
461	Vishay Precision Group Inc.*	7,422
2,307	Zebra Technologies Corp., Class A Shares*	209,268

	Total Electronic Equipment, Instruments & Components	13,780,136

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 18.6% — (continued)
Internet Software & Services — 0.8%
1,709	2U Inc.*(a)	$62,464
1,710	Actua Corp.*	23,427
438	Alarm.com Holdings Inc.*	12,501
934	Amber Road Inc.*	7,042
1,921	Angie’s List Inc.*	10,239
285	Appfolio Inc., Class A Shares*	7,082
258	Autobytel Inc.*	3,225
2,194	Bankrate Inc.*	23,915
3,781	Bazaarvoice Inc.*	16,825
580	Benefitfocus Inc.*	15,399
1,807	Blucora Inc.*	28,189
2,221	Box Inc., Class A Shares*(a)	39,134
1,464	Brightcove Inc.*	12,298
762	Carbonite Inc.*	14,821
755	Care.com Inc.*	7,701
1,202	ChannelAdvisor Corp.*	12,922
1,156	Cimpress NV*	92,723
652	CommerceHub Inc., Series A*	10,758
1,305	CommerceHub Inc., Series C*	21,337
2,327	Cornerstone OnDemand Inc.*	97,199
6,563	CoStar Group Inc.*	1,333,470
225	Coupa Software Inc.*	5,951
2,559	DHI Group Inc.*	12,667
2,694	Endurance International Group Holdings Inc.*	22,899
1,936	Envestnet Inc.*	74,826
1,569	Five9 Inc.*	24,963
479	Global Sources Ltd.*	4,191
2,186	GoDaddy Inc., Class A Shares*	80,554
2,684	Gogo Inc.*(a)	28,450
3,745	GrubHub Inc.*	131,300
1,242	GTT Communications Inc.*	34,652
2,035	Hortonworks Inc.*(a)	20,228
3,126	IAC/InterActiveCorp.*	231,136
524	Instructure Inc.*	12,000
2,067	j2 Global Inc.	168,295
2,946	Limelight Networks Inc.*	6,628
1,072	Liquidity Services Inc.*	8,737
2,599	LivePerson Inc.*	18,323
2,350	LogMeIn Inc.	215,612
1,380	Marchex Inc., Class B Shares*	3,685
1,403	Match Group Inc.*(a)	22,672
2,129	MeetMe Inc.*	10,283
660	MINDBODY Inc., Class A Shares*(a)	17,523
1,015	New Relic Inc.*	35,708
2,975	NIC Inc.	62,772
383	Numerex Corp., Class A Shares*	1,911
629	Nutanix Inc., Class A Shares*(a)	18,864
10,270	Pandora Media Inc.*	127,143
1,174	Q2 Holdings Inc.*	42,205
1,618	QuinStreet Inc.*	5,226
2,915	Quotient Technology Inc.*	34,689
1,166	RealNetworks Inc.*	5,713
303	Reis Inc.	5,848
1,869	RetailMeNot Inc.*	16,728

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 18.6% — (continued)
Internet Software & Services — 0.8% — (continued)
344	Rightside Group Ltd.*	$2,886
880	Shutterstock Inc.*	38,377
773	SPS Commerce Inc.*	42,770
757	Stamps.com Inc.*	95,458
831	TechTarget Inc.*	7,604
149	Trade Desk Inc. (The), Class A Shares*(a)	6,289
2,624	TrueCar Inc.*(a)	36,893
807	Twilio Inc., Class A Shares*(a)	25,598
1,940	Web.com Group Inc.*	37,345
1,684	WebMD Health Corp., Class A Shares*	87,400
1,073	Xactly Corp.*	13,305
1,221	XO Group Inc.*	22,503
3,177	Yelp Inc., Class A Shares*	107,065
2,424	Zillow Group Inc., Class A Shares*	81,519
4,736	Zillow Group Inc., Class C Shares*	160,740

	Total Internet Software & Services	4,130,805

IT Services — 4.3%
30,603	Acxiom Corp.*	872,798
652	ALJ Regional Holdings Inc.*	2,497
2,881	Alliance Data Systems Corp.	700,025
1,092	Black Knight Financial Services Inc., Class A Shares*(a)	42,042
2,581	Blackhawk Network Holdings Inc., Class A Shares*	94,077
5,161	Booz Allen Hamilton Holding Corp., Class A Shares	184,609
5,408	Broadridge Financial Solutions Inc.	374,937
1,059	CACI International Inc., Class A Shares*	132,799
2,090	Cardtronics PLC, Class A Shares*	92,127
505	Cass Information Systems Inc.	32,911
8,017	Computer Sciences Corp.	549,646
4,165	Convergys Corp.	91,130
33,067	CoreLogic Inc.*	1,295,896
1,498	CSG Systems International Inc.	59,036
7,442	CSRA Inc.	221,920
7,280	DST Systems Inc.	870,688
2,232	EPAM Systems Inc.*	164,342
57,363	Euronet Worldwide Inc.*	4,748,509
2,936	EVERTEC Inc.	49,472
1,534	ExlService Holdings Inc.*	68,508
490	Forrester Research Inc.	17,885
9,945	Gartner Inc.*	1,026,423
74,589	Genpact Ltd.*	1,808,037
18,753	Global Payments Inc.	1,494,427
1,037	Hackett Group Inc. (The)	20,906
1,769	Information Services Group Inc.*	5,608
26,700	InterXion Holding NV*	1,038,630
9,545	Jack Henry & Associates Inc.	895,035
6,043	Leidos Holdings Inc.	322,092
2,467	Lionbridge Technologies Inc.*	14,185
1,144	ManTech International Corp., Class A Shares	41,893
2,830	MAXIMUS Inc.	168,866
1,140	MoneyGram International Inc.*	14,546
231	NCI Inc., Class A Shares*	3,419
36,000	NeuStar Inc., Class A Shares*	1,193,400
1,683	Perficient Inc.*	30,580
716	PFSweb Inc.*	5,019

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 18.6% — (continued)
IT Services — 4.3% — (continued)
2,390	Planet Payment Inc.*	$9,775
9,357	Sabre Corp.	205,012
1,875	Science Applications International Corp.	163,069
3,090	ServiceSource International Inc.*	12,175
2,361	Square Inc., Class A Shares*	40,893
1,857	Sykes Enterprises Inc.*	50,548
1,580	Syntel Inc.	27,950
854	TeleTech Holdings Inc.	25,876
5,745	Teradata Corp.*	178,669
5,424	Travelport Worldwide Ltd.	68,885
2,436	Unisys Corp.*(a)	33,860
16,502	Vantiv Inc., Class A Shares*	1,078,901
1,299	Virtusa Corp.*	40,282
1,734	WEX Inc.*	192,873
23,980	WNS Holdings Ltd., ADR*	677,435

	Total IT Services	21,555,123

Semiconductors & Semiconductor Equipment — 3.1%
1,849	Advanced Energy Industries Inc.*	114,823
33,783	Advanced Micro Devices Inc.*	488,502
891	Alpha & Omega Semiconductor Ltd.*	17,161
1,476	Ambarella Inc.*(a)	87,010
4,668	Amkor Technology Inc.*	45,840
1,358	Axcelis Technologies Inc.*	20,981
3,149	Brooks Automation Inc.	65,688
1,086	Cabot Microelectronics Corp.	75,173
19,083	Cavium Inc.*	1,250,127
10,890	CEVA Inc.*	363,726
2,783	Cirrus Logic Inc.*	150,505
1,375	Cohu Inc.	22,894
4,630	Cree Inc.*	125,658
54,096	Cypress Semiconductor Corp.	717,854
1,720	Diodes Inc.*	41,056
791	DSP Group Inc.*	8,266
6,556	Entegris Inc.*	138,987
1,871	Exar Corp.*	19,571
3,536	First Solar Inc.*	127,968
49,691	FormFactor Inc.*	529,209
3,371	GigPeak Inc.*	10,315
200	Impinj Inc.*(a)	5,672
1,877	Inphi Corp.*	88,106
42,670	Integrated Device Technology Inc.*	1,020,240
1,239	IXYS Corp.	15,302
3,077	Kopin Corp.*	10,862
10,112	Lam Research Corp.	1,198,676
5,637	Lattice Semiconductor Corp.*	39,854
20,853	MACOM Technology Solutions Holdings Inc.*	961,115
17,815	Marvell Technology Group Ltd.	277,914
2,583	MaxLinear Inc., Class A Shares*	67,261
19,200	Mellanox Technologies Ltd.*(a)	929,280
17,816	Microsemi Corp.*	923,225
2,331	MKS Instruments Inc.	152,914
12,918	Monolithic Power Systems Inc.	1,136,396
1,127	Nanometrics Inc.*	30,666
1,517	NeoPhotonics Corp.*	15,398

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 18.6% — (continued)
Semiconductors & Semiconductor Equipment — 3.1% — (continued)
260	NVE Corp.	$20,374
18,578	ON Semiconductor Corp.*	281,085
1,232	PDF Solutions Inc.*	26,340
3,032	Photronics Inc.*	32,442
1,267	Power Integrations Inc.	80,074
18,395	Qorvo Inc.*	1,215,909
81,669	Rambus Inc.*	1,025,763
1,446	Rudolph Technologies Inc.*	31,089
3,004	Semtech Corp.*	100,484
1,790	Sigma Designs Inc.*	10,471
1,723	Silicon Laboratories Inc.*	116,302
2,834	SunPower Corp., Class A Shares*(a)	24,826
1,632	Synaptics Inc.*	86,741
9,137	Teradyne Inc.	259,856
1,249	Ultra Clean Holdings Inc.*	17,299
995	Ultratech Inc.*	28,706
28,119	Veeco Instruments Inc.*	769,055
2,704	Xcerra Corp.*	23,633
2,267	Xperi Corp.	81,272

	Total Semiconductors & Semiconductor Equipment	15,525,916

Software — 5.4%
4,055	8x8 Inc.*	61,230
2,148	A10 Networks Inc.*	20,320
5,355	ACI Worldwide Inc.*	104,797
22,951	Activision Blizzard Inc.	1,035,779
1,467	American Software Inc., Class A Shares	15,169
4,020	ANSYS Inc.*	429,175
3,455	Aspen Technology Inc.*	200,874
1,182	Atlassian Corp. PLC, Class A Shares*	33,616
963	Barracuda Networks Inc.*	22,785
1,997	Blackbaud Inc.	142,825
284	Blackline Inc.*	8,103
1,864	Bottomline Technologies de Inc.*	46,507
30,838	BroadSoft Inc.*	1,319,866
57,953	Cadence Design Systems Inc.*	1,790,748
2,575	Callidus Software Inc.*	48,539
24,784	CDK Global Inc.	1,646,401
16,418	CommVault Systems Inc.*	805,303
64,986	Covisint Corp.*	129,972
459	Digimarc Corp.*	11,567
1,167	Ebix Inc.(a)	72,937
21,797	Electronic Arts Inc.*	1,885,440
1,517	Ellie Mae Inc.*	144,965
1,037	EnerNOC Inc.*	5,652
738	Exa Corp.*	11,564
1,367	Fair Isaac Corp.	177,806
54,367	FireEye Inc.*(a)	612,172
41,764	Fortinet Inc.*	1,559,885
1,516	Gigamon Inc.*	51,620
1,175	Globant SA*	42,653
5,035	Glu Mobile Inc.*(a)	9,718
750	Guidance Software Inc.*	5,115
3,132	Guidewire Software Inc.*	171,132
1,329	HubSpot Inc.*	79,076

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 18.6% — (continued)
Software — 5.4% — (continued)
1,331	Imperva Inc.*	$54,571
2,767	Jive Software Inc.*	12,175
3,144	Manhattan Associates Inc.*	157,672
4,784	Mentor Graphics Corp.	177,486
445	MicroStrategy Inc., Class A Shares*	85,387
1,176	Mitek Systems Inc.*	7,350
1,515	MobileIron Inc.*	7,272
12,321	Mobileye NV*	560,852
975	Model N Inc.*	10,384
1,837	Monotype Imaging Holdings Inc.	37,016
9,940	Nice Ltd., ADR	678,405
78,084	Nuance Communications Inc.*	1,329,771
673	Park City Group Inc.*	9,557
2,027	Paycom Software Inc.*	109,113
1,003	Paylocity Holding Corp.*	35,366
1,674	Pegasystems Inc.	71,982
2,343	Progress Software Corp.	67,197
13,132	Proofpoint Inc.*(a)	1,034,408
1,163	PROS Holdings Inc.*	27,016
5,074	PTC Inc.*	273,438
367	QAD Inc., Class A Shares	10,074
1,263	Qualys Inc.*	44,142
1,002	Rapid7 Inc.*(a)	15,180
2,543	RealPage Inc.*	85,826
10,275	Red Hat Inc.*	850,873
2,753	RingCentral Inc., Class A Shares*	73,505
699	Rosetta Stone Inc.*	5,487
1,908	Rubicon Project Inc. (The)*	16,676
1,140	Sapiens International Corp. NV	16,507
56,800	Seachange International Inc.*	141,432
208	SecureWorks Corp., Class A Shares*	2,172
57,874	Silver Spring Networks Inc.*	709,535
5,862	Splunk Inc.*	361,861
7,562	SS&C Technologies Holdings Inc.	264,821
1,903	Synchronoss Technologies Inc.*	51,533
6,926	Synopsys Inc.*	494,793
18,149	Tableau Software Inc., Class A Shares*	957,178
3,674	Take-Two Interactive Software Inc.*	209,345
1,521	Tangoe Inc.*	8,715
1,707	Telenav Inc.*	13,912
57,813	TiVo Corp.	1,069,541
1,466	Tyler Technologies Inc.*	222,319
5,149	Ultimate Software Group Inc. (The)*	995,765
501	Varonis Systems Inc.*	13,727
20,614	VASCO Data Security International Inc.*	267,982
37,384	Verint Systems Inc.*	1,411,246
1,760	VirnetX Holding Corp.*(a)	3,960
1,080	Workiva Inc., Class A Shares*(a)	16,146
41,345	Zendesk Inc.*	1,125,824
2,104	Zix Corp.*	10,541
33,793	Zynga Inc., Class A Shares*	89,551

	Total Software	27,009,898

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 18.6% — (continued)
Technology Hardware, Storage & Peripherals — 0.4%
5,020	3D Systems Corp.*(a)	$76,304
1,660	Avid Technology Inc.*	9,329
778	CPI Card Group Inc.	3,501
1,869	Cray Inc.*	38,969
3,165	Diebold Nixdorf Inc.	95,583
787	Eastman Kodak Co.*(a)	11,293
31,586	Electronics for Imaging Inc.*	1,455,167
1,538	Immersion Corp.*	16,810
5,554	NCR Corp.*	266,981
2,977	Nimble Storage Inc.*(a)	27,001
3,014	Pure Storage Inc., Class A Shares*(a)	34,360
138,800	Quantum Corp.*	120,756
2,275	Stratasys Ltd.*	44,977
1,806	Super Micro Computer Inc.*	46,956
1,374	USA Technologies Inc.*	5,496

	Total Technology Hardware, Storage & Peripherals	2,253,483

	TOTAL INFORMATION TECHNOLOGY	93,109,182

MATERIALS — 5.6%
Chemicals — 1.8%
1,308	A Schulman Inc.	44,145
1,201	AgroFresh Solutions Inc.*	3,255
24,124	Albemarle Corp.	2,448,827
1,267	American Vanguard Corp.	19,955
2,832	Ashland Global Holdings Inc.	341,709
7,144	Axalta Coating Systems Ltd.*	207,962
1,464	Balchem Corp.	127,617
2,707	Cabot Corp.	156,952
2,371	Calgon Carbon Corp.	33,431
10,804	CF Industries Holdings Inc.	339,462
324	Chase Corp.	29,630
8,189	Chemours Co. (The)	275,642
2,965	Chemtura Corp.*	98,290
1,153	Codexis Inc.*	4,727
3,826	Ferro Corp.*	53,564
2,655	Flotek Industries Inc.*(a)	35,896
9,545	FMC Corp.	549,983
1,322	FutureFuel Corp.	17,490
3,331	GCP Applied Technologies Inc.*	87,772
436	Hawkins Inc.	21,560
2,072	HB Fuller Co.	102,378
8,858	Huntsman Corp.	200,191
1,979	Ingevity Corp.*	106,807
874	Innophos Holdings Inc.	46,313
1,097	Innospec Inc.	71,634
340	KMG Chemicals Inc.	12,498
920	Koppers Holdings Inc.*	40,342
1,382	Kraton Corp.*	37,632
1,013	Kronos Worldwide Inc.	14,040
973	LSB Industries Inc.*(a)	10,576
1,610	Minerals Technologies Inc.	124,372
326	NewMarket Corp.	142,035
7,399	Olin Corp.	229,961
2,035	OMNOVA Solutions Inc.*	18,824

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS — 5.6% — (continued)
Chemicals — 1.8% — (continued)
8,268	Platform Specialty Products Corp.*	$109,055
3,895	PolyOne Corp.	131,184
596	Quaker Chemical Corp.	78,481
2,014	Rayonier Advanced Materials Inc.	26,706
5,950	RPM International Inc.	317,075
2,027	Scotts Miracle-Gro Co. (The)	183,707
1,970	Sensient Technologies Corp.	157,482
2,437	Sherwin-Williams Co. (The)	751,912
912	Stepan Co.	68,956
3,199	TerraVia Holdings Inc.*(a)	2,997
1,070	Trecora Resources*	12,893
1,189	Tredegar Corp.	22,591
1,092	Trinseo SA	75,512
3,109	Tronox Ltd., Class A Shares	53,879
1,313	Valhi Inc.	4,372
3,588	Valspar Corp. (The)	399,057
1,159	Valvoline Inc.(a)	25,985
1,769	Westlake Chemical Corp.	112,208
3,169	WR Grace & Co.	224,492

	Total Chemicals	8,814,016

Construction Materials — 0.8%
11,681	Eagle Materials Inc.	1,211,436
388	Forterra Inc.*	7,694
41,742	Headwaters Inc.*	960,066
4,240	Martin Marietta Materials Inc.	915,628
4,830	Summit Materials Inc., Class A Shares*	115,389
126	United States Lime & Minerals Inc.	9,596
668	US Concrete Inc.*(a)	42,084
7,060	Vulcan Materials Co.	851,507

	Total Construction Materials	4,113,400

Containers & Packaging — 1.6%
2,792	AptarGroup Inc.	208,032
16,658	Avery Dennison Corp.	1,344,467
5,746	Ball Corp.	422,503
4,258	Bemis Co., Inc.	211,069
54,283	Berry Plastics Group Inc.*	2,732,063
26,263	Crown Holdings Inc.*	1,407,434
14,065	Graphic Packaging Holding Co.	187,768
1,173	Greif Inc., Class A Shares	66,896
263	Greif Inc., Class B Shares	18,318
998	Multi Packaging Solutions International Ltd.*	17,784
854	Myers Industries Inc.	11,999
7,031	Owens-Illinois Inc.*	139,214
4,276	Packaging Corp. of America	395,231
9,029	Sealed Air Corp.	419,668
1,712	Silgan Holdings Inc.	102,070
4,499	Sonoco Products Co.	239,887
377	UFP Technologies Inc.*	9,048

	Total Containers & Packaging	7,933,451

Metals & Mining — 1.3%
14,213	AK Steel Holding Corp.*	118,394
5,053	Allegheny Technologies Inc.(a)	97,068

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS — 5.6% — (continued)
Metals & Mining — 1.3% — (continued)
230	Ampco-Pittsburgh Corp.	$3,358
2,148	Carpenter Technology Corp.	87,123
2,363	Century Aluminum Co.*	33,283
88,106	Cliffs Natural Resources Inc.*	939,210
8,182	Coeur Mining Inc.*	70,283
5,340	Commercial Metals Co.	112,834
1,436	Compass Minerals International Inc.	108,849
3,080	Ferroglobe PLC	33,233
3,346	Ferroglobe Representation & Warranty Insurance Trust*(b)	—
2,477	Gold Resource Corp.(a)	12,831
50	Handy & Harman Ltd.*	1,193
576	Haynes International Inc.	22,499
17,706	Hecla Mining Co.	98,799
702	Kaiser Aluminum Corp.	55,339
938	Materion Corp.	32,689
372	Olympic Steel Inc.	8,995
1,358	Real Industry Inc.*	6,926
27,865	Reliance Steel & Aluminum Co.	2,358,772
2,812	Royal Gold Inc.	185,733
563	Ryerson Holding Corp.*	6,109
50,714	Schnitzer Steel Industries Inc., Class A Shares	1,206,993
10,687	Steel Dynamics Inc.	391,144
5,740	Stillwater Mining Co.*	97,924
2,992	SunCoke Energy Inc.*	29,172
13,978	Tahoe Resources Inc.	118,394
1,871	TimkenSteel Corp.*	39,141
6,928	United States Steel Corp.	268,252
2,088	Worthington Industries Inc.	102,416

	Total Metals & Mining	6,646,956

Paper & Forest Products — 0.1%
1,812	Boise Cascade Co.*	49,105
795	Clearwater Paper Corp.*	44,202
512	Deltic Timber Corp.	38,052
2,909	Domtar Corp.	110,804
4,025	KapStone Paper and Packaging Corp.	90,965
6,702	Louisiana-Pacific Corp.*	158,033
769	Neenah Paper Inc.	56,329
1,989	PH Glatfelter Co.	43,957
1,399	Schweitzer-Mauduit International Inc.	57,401

	Total Paper & Forest Products	648,848

	TOTAL MATERIALS	28,156,671

REAL ESTATE — 6.0%
Equity Real Estate Investment Trusts (REITs) — 5.2%
3,313	Acadia Realty Trust	106,115
1,038	Agree Realty Corp.	51,516
102	Alexander’s Inc.	44,589
3,992	Alexandria Real Estate Equities Inc.	476,286
1,546	American Assets Trust Inc.	68,024
5,954	American Campus Communities Inc.	304,249
7,764	American Homes 4 Rent, Class A Shares	184,550
7,113	Apartment Investment & Management Co., Class A Shares	330,968
7,372	Apple Hospitality REIT Inc.	144,786
1,661	Armada Hoffler Properties Inc.	23,171

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE — 6.0% — (continued)
Equity Real Estate Investment Trusts (REITs) — 5.2% — (continued)
1,057	Ashford Hospitality Prime Inc.	$13,794
137,066	Ashford Hospitality Trust Inc.	900,524
759	Bluerock Residential Growth REIT Inc., Class A Shares	9,472
8,110	Brandywine Realty Trust	135,113
8,674	Brixmor Property Group Inc.	202,451
3,894	Camden Property Trust	329,627
3,938	Care Capital Properties Inc.	103,530
2,756	CareTrust REIT Inc.	43,490
2,065	CatchMark Timber Trust Inc., Class A Shares	22,302
7,861	CBL & Associates Properties Inc.	78,846
3,736	Cedar Realty Trust Inc.	21,930
1,841	Chatham Lodging Trust	36,875
2,857	Chesapeake Lodging Trust	69,025
1,126	City Office REIT Inc.	14,672
24,305	Colony NorthStar Inc., Class A Shares	356,797
3,008	Colony Starwood Homes	98,963
5,179	Columbia Property Trust Inc.	119,583
15,693	Community Healthcare Trust Inc.	373,336
4,992	CoreCivic Inc.	168,230
592	CorEnergy Infrastructure Trust Inc.	21,128
1,572	CoreSite Realty Corp.	141,590
4,422	Corporate Office Properties Trust	150,746
15,759	Cousins Properties Inc.	134,739
7,917	CubeSmart	215,738
3,305	CyrusOne Inc.	168,225
4,016	DCT Industrial Trust Inc.	192,125
13,825	DDR Corp.	199,910
8,223	DiamondRock Hospitality Co.	89,384
6,352	Douglas Emmett Inc.	256,240
15,929	Duke Realty Corp.	408,420
3,463	DuPont Fabros Technology Inc.	178,310
1,583	Easterly Government Properties Inc.	32,721
1,298	EastGroup Properties Inc.	96,493
3,407	Education Realty Trust Inc.	143,605
5,694	Empire State Realty Trust Inc., Class A Shares	124,186
2,849	EPR Properties	219,259
5,472	Equity Commonwealth*	171,055
3,470	Equity LifeStyle Properties Inc.	276,281
4,300	Equity One Inc.	136,138
546	Farmland Partners Inc.	6,235
6,418	FelCor Lodging Trust Inc.	46,531
5,417	First Industrial Realty Trust Inc.	145,717
2,736	First Potomac Realty Trust	27,333
10,036	Forest City Realty Trust Inc., Class A Shares	229,323
34,212	Four Corners Property Trust Inc.	758,822
4,969	Franklin Street Properties Corp.	61,566
8,528	Gaming and Leisure Properties Inc.	272,896
3,287	GEO Group Inc. (The)	156,494
1,327	Getty Realty Corp.	35,020
969	Gladstone Commercial Corp.	20,165
643	Global Medical REIT Inc.	5,401
8,187	Global Net Lease Inc.	67,133
6,583	Gramercy Property Trust	184,061
4,893	Healthcare Realty Trust Inc.	156,380

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE — 6.0% — (continued)
Equity Real Estate Investment Trusts (REITs) — 5.2% — (continued)
6,007	Healthcare Trust of America Inc., Class A Shares	$193,245
1,973	Hersha Hospitality Trust, Class A Shares	38,493
4,334	Highwoods Properties Inc.	227,492
7,319	Hospitality Properties Trust	232,598
87,899	Host Hotels & Resorts Inc.	1,581,303
4,692	Hudson Pacific Properties Inc.	171,633
2,239	Independence Realty Trust Inc.	20,576
15,549	InfraREIT Inc.	258,891
5,831	Investors Real Estate Trust	37,902
11,955	Iron Mountain Inc.	434,564
3,294	iStar Inc.*	39,660
4,354	Kilroy Realty Corp.	335,911
3,854	Kite Realty Group Trust	87,293
3,732	Lamar Advertising Co., Class A Shares	281,691
4,964	LaSalle Hotel Properties	143,460
10,858	Lexington Realty Trust	121,175
6,650	Liberty Property Trust	262,276
2,025	Life Storage Inc.	179,476
1,755	LTC Properties Inc.	84,661
4,189	Mack-Cali Realty Corp.	122,109
13,695	Medical Properties Trust Inc.	183,787
20,870	Mid-America Apartment Communities Inc.	2,143,975
3,029	Monmouth Real Estate Investment Corp.	44,223
8,139	Monogram Residential Trust Inc.	83,750
1,720	National Health Investors Inc.	130,238
6,525	National Retail Properties Inc.	295,191
30,962	National Storage Affiliates Trust	749,900
3,753	New Senior Investment Group Inc.	39,782
867	NexPoint Residential Trust Inc.	20,678
1,722	NorthStar Realty Europe Corp.	20,905
8,591	Omega Healthcare Investors Inc.	280,410
772	One Liberty Properties Inc.	18,968
6,136	Outfront Media Inc.	159,229
7,602	Paramount Group Inc.	132,503
2,062	Parkway Inc.*	43,261
3,346	Pebblebrook Hotel Trust	96,198
3,283	Pennsylvania Real Estate Investment Trust	54,170
6,287	Physicians Realty Trust	125,237
6,692	Piedmont Office Realty Trust Inc., Class A Shares	153,514
1,904	Potlatch Corp.	84,252
1,225	Preferred Apartment Communities Inc., Class A Shares	16,734
915	PS Business Parks Inc.	106,332
2,181	QTS Realty Trust Inc., Class A Shares	114,721
2,891	RAIT Financial Trust	9,714
3,835	Ramco-Gershenson Properties Trust	60,056
5,229	Rayonier Inc.	149,759
4,713	Regency Centers Corp.	331,560
5,072	Retail Opportunity Investments Corp.	111,584
10,212	Retail Properties of America Inc., Class A Shares	157,367
3,081	Rexford Industrial Realty Inc.	70,801
5,696	RLJ Lodging Trust	129,641
2,022	Ryman Hospitality Properties Inc.	130,358
3,029	Sabra Health Care REIT Inc.	82,389
490	Saul Centers Inc.	31,380

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE — 6.0% — (continued)
Equity Real Estate Investment Trusts (REITs) — 5.2% — (continued)
8,068	SBA Communications Corp., Class A Shares*	$934,032
2,959	Select Income REIT	76,934
10,612	Senior Housing Properties Trust	217,546
1,174	Seritage Growth Properties, Class A Shares(a)	54,568
1,563	Silver Bay Realty Trust Corp.	33,651
21,595	Spirit Realty Capital Inc.	237,329
3,222	STAG Industrial Inc.	83,224
6,566	STORE Capital Corp.	163,559
4,054	Summit Hotel Properties Inc.	62,391
2,991	Sun Communities Inc.	247,745
10,138	Sunstone Hotel Investors Inc.	149,536
4,352	Tanger Factory Outlet Centers Inc.	147,402
2,637	Taubman Centers Inc.	183,957
2,150	Terreno Realty Corp.	59,555
2,348	Tier REIT Inc.	42,452
1,398	UMH Properties Inc.	20,760
24,806	Uniti Group Inc.	718,630
124	Universal Health Realty Income Trust	7,958
4,188	Urban Edge Properties	116,133
1,048	Urstadt Biddle Properties Inc., Class A Shares	23,349
8,831	Washington Prime Group Inc.	81,863
3,453	Washington Real Estate Investment Trust	112,948
5,265	Weingarten Realty Investors	186,750
1,279	Whitestone REIT, Class B Shares	18,111
4,707	WP Carey Inc.	296,965
4,896	Xenia Hotels & Resorts Inc.	86,023

	Total Equity Real Estate Investment Trusts (REITs)	25,942,531

Real Estate Management & Development — 0.8%
2,178	Alexander & Baldwin Inc.	97,640
569	Altisource Portfolio Solutions SA*(a)	13,673
88,375	CBRE Group Inc., Class A Shares*	3,147,918
170	Consolidated-Tomoka Land Co.	9,371
1,717	Forestar Group Inc.*	22,836
249	FRP Holdings Inc.*	9,362
1,689	HFF Inc., Class A Shares	50,079
1,575	Howard Hughes Corp. (The)*	183,283
2,004	Jones Lang LaSalle Inc.	229,859
3,814	Kennedy-Wilson Holdings Inc.	84,099
712	Marcus & Millichap Inc.*	19,473
826	RE/MAX Holdings Inc., Class A Shares	47,495
6,309	Realogy Holdings Corp.	174,759
376	RMR Group Inc. (The), Class A Shares	19,702
2,378	St Joe Co. (The)*	39,356
206	Stratus Properties Inc.*	6,149
661	Tejon Ranch Co.*	15,236
1,059	Trinity Place Holdings Inc.*(a)	9,065

	Total Real Estate Management & Development	4,179,355

	TOTAL REAL ESTATE	30,121,886

TELECOMMUNICATION SERVICES — 0.3%
Diversified Telecommunication Services — 0.3%
493	ATN International Inc.	33,716
2,049	Cincinnati Bell Inc.*	39,546

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
TELECOMMUNICATION SERVICES — 0.3% — (continued)
Diversified Telecommunication Services — 0.3% — (continued)
15,035	Cogent Communications Holdings Inc.	$623,201
2,296	Consolidated Communications Holdings Inc.(a)	51,775
932	FairPoint Communications Inc.*	14,772
52,609	Frontier Communications Corp.(a)	154,144
1,326	General Communication Inc., Class A Shares*	26,719
18,269	Globalstar Inc.*(a)	25,029
275	Hawaiian Telcom Holdco Inc.*	6,633
867	IDT Corp., Class B Shares	16,733
1,074	Intelsat SA*(a)	5,349
3,818	Iridium Communications Inc.*(a)	33,217
841	Lumos Networks Corp.*	14,894
2,911	ORBCOMM Inc.*	24,947
447	pdvWireless Inc.*	11,510
414	Straight Path Communications Inc., Class B Shares*	14,109
8,790	Vonage Holdings Corp.*	52,916
8,320	Windstream Holdings Inc.(a)	62,150
7,354	Zayo Group Holdings Inc.*	231,798

	Total Diversified Telecommunication Services	1,443,158

Wireless Telecommunication Services — 0.0%
1,780	Boingo Wireless Inc.*	19,420
3,036	NII Holdings Inc.*	6,072
2,153	Shenandoah Telecommunications Co.	60,499
903	Spok Holdings Inc.	16,435
4,085	Telephone & Data Systems Inc.	110,417
630	United States Cellular Corp.*	23,556

	Total Wireless Telecommunication Services	236,399

	TOTAL TELECOMMUNICATION SERVICES	1,679,557

UTILITIES — 1.8%
Electric Utilities — 0.6%
2,183	ALLETE Inc.	146,719
10,396	Alliant Energy Corp.	410,434
1,877	El Paso Electric Co.	91,692
615	Genie Energy Ltd., Class B Shares*	3,352
10,019	Great Plains Energy Inc.	291,152
4,792	Hawaiian Electric Industries Inc.	159,478
2,238	IDACORP Inc.	185,597
1,623	MGE Energy Inc.	103,791
9,064	OGE Energy Corp.	333,827
1,799	Otter Tail Corp.	67,642
5,056	Pinnacle West Capital Corp.	415,553
3,509	PNM Resources Inc.	127,377
3,969	Portland General Electric Co.	179,915
251	Spark Energy Inc., Class A Shares(a)	6,777
6,444	Westar Energy Inc., Class A Shares	347,847

	Total Electric Utilities	2,871,153

Gas Utilities — 0.4%
4,614	Atmos Energy Corp.	361,230
692	Chesapeake Utilities Corp.	47,713
397	Delta Natural Gas Co., Inc.	12,093
3,331	National Fuel Gas Co.	200,859
3,978	New Jersey Resources Corp.	156,733
1,269	Northwest Natural Gas Co.	76,267

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES — 1.8% — (continued)
Gas Utilities — 0.4% — (continued)
2,302	ONE Gas Inc.	$150,896
3,709	South Jersey Industries Inc.	129,889
2,109	Southwest Gas Holdings Inc.	180,383
1,962	Spire Inc.	129,296
7,868	UGI Corp.	379,474
2,259	WGL Holdings Inc.	188,604

	Total Gas Utilities	2,013,437

Independent Power and Renewable Electricity Producers — 0.5%
112,583	Atlantic Power Corp.*	264,570
2,813	Atlantica Yield PLC	61,211
16,040	Calpine Corp.*	187,828
27,473	Dynegy Inc.*	220,883
47,421	NRG Energy Inc.	785,292
1,588	NRG Yield Inc., Class A Shares	26,694
3,090	NRG Yield Inc., Class C Shares(a)	53,766
14,609	Ormat Technologies Inc.	805,394
3,144	Pattern Energy Group Inc., Class A Shares	65,364
4,599	TerraForm Global Inc., Class A Shares*	20,006
4,029	TerraForm Power Inc., Class A Shares*(a)	46,374
1,359	Vivint Solar Inc.*(a)	4,688

	Total Independent Power and Renewable Electricity Producers	2,542,070

Multi-Utilities — 0.2%
2,902	Avista Corp.	115,703
2,388	Black Hills Corp.	154,933
8,798	MDU Resources Group Inc.	238,514
2,123	NorthWestern Corp.	124,195
685	Unitil Corp.	30,551
3,740	Vectren Corp.	210,749

	Total Multi-Utilities	874,645

Water Utilities — 0.1%
1,709	American States Water Co.	76,426
8,075	Aqua America Inc.	256,301
427	Artesian Resources Corp., Class A Shares	14,070
2,240	California Water Service Group	82,320
483	Connecticut Water Service Inc.	27,555
557	Consolidated Water Co., Ltd.	5,765
370	Global Water Resources Inc.(a)	3,178
713	Middlesex Water Co.	26,844
766	SJW Group	37,174
595	York Water Co. (The)	21,420

	Total Water Utilities	551,053

	TOTAL UTILITIES	8,852,358

	TOTAL COMMON STOCKS (Cost — $391,062,707)	485,632,566

CONVERTIBLE PREFERRED STOCK — 0.1%
UTILITIES — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
3,600	Dynegy Inc., 7.000% (Cost — $373,094)	219,600

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Security	Value
RIGHT — 0.0%
HEALTH CARE — 0.0%
Health Care Equipment & Supplies — 0.0%
192		Second Sight Medical Products Inc.*(b) (Cost — $0)	$—

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $391,435,801)	485,852,166

Face Amount†
SHORT-TERM INVESTMENTS (c) — 5.2%
MONEY MARKET FUND — 2.8%
$14,353,611		Invesco STIT — Government & Agency Portfolio(d) (Cost — $14,353,611)	14,353,611

TIME DEPOSITS — 2.4%
3,257	CAD	BBH — Grand Cayman, 0.050% due 3/1/17	2,452
2,116,778		BNP Paribas — Paris, 0.270% due 3/1/17	2,116,778
9,405,595		Deutsche Bank AG — Grand Cayman, 0.270% due 3/1/17	9,405,595
334,759		Wells Fargo — Grand Cayman, 0.270% due 3/1/17	334,759

		TOTAL TIME DEPOSITS (Cost — $11,859,584)	11,859,584

		TOTAL SHORT-TERM INVESTMENTS (Cost — $26,213,195)	26,213,195

		TOTAL INVESTMENTS — 102.3% (Cost — $417,648,996#)	512,065,361

		Liabilities in Excess of Other Assets — (2.3)%	(11,622,493)

		TOTAL NET ASSETS — 100.0%	$500,442,868

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.4%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Summary of Investments by Security Sector^
Industrials	18.9%
Information Technology	18.2
Health Care	13.7
Consumer Discretionary	13.0
Financials	12.7
Real Estate	5.9
Materials	5.5
Energy	2.8
Consumer Staples	2.1
Utilities	1.8
Telecommunication Services	0.3
Short-Term Investments	5.1

100.0%

^	As a percentage of total investments.

At February 28, 2017, Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation
Contracts to Buy:
Russell 2000 Mini Index March Futures	17	3/17	$1,177,250	$9,931
S&P MidCap 400 E-mini Index March Futures	9	3/17	1,554,930	25,639

				$35,570

At February 28, 2017, Small-Mid Cap Equity Fund had deposited cash of $120,900 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS — 96.6%
Australia — 3.9%
15,014	AGL Energy Ltd.	$277,452
51,890	Alumina Ltd.	73,360
24,391	Amcor Ltd.	262,825
66,472	AMP Ltd.	248,432
24,955	APA Group	161,797
11,712	Aristocrat Leisure Ltd.	148,340
4,233	ASX Ltd.	166,052
44,841	Aurizon Holdings Ltd.	176,081
46,200	AusNet Services	57,391
63,394	Australia & New Zealand Banking Group Ltd.	1,502,556
9,423	Bank of Queensland Ltd.	85,516
9,646	Bendigo & Adelaide Bank Ltd.	90,145
69,792	BHP Billiton Ltd.	1,328,400
219,774	BHP Billiton PLC	3,527,732
23,142	Boral Ltd.	104,039
369,653	Brambles Ltd.	2,634,963
5,975	Caltex Australia Ltd.	128,770
12,360	Challenger Ltd.	108,161
41,752	CIMIC Group Ltd.	1,207,447
12,314	Coca-Cola Amatil Ltd.	96,800
1,152	Cochlear Ltd.	115,346
37,219	Commonwealth Bank of Australia	2,350,125
9,818	Computershare Ltd.	101,457
7,831	Crown Resorts Ltd.	75,915
73,720	CSL Ltd.	6,653,120
20,826	Dexus Property Group, REIT	150,453
1,325	Domino’s Pizza Enterprises Ltd.	56,321
52,790	DUET Group	111,317
1,174	Flight Centre Travel Group Ltd.	25,970
33,660	Fortescue Metals Group Ltd.	171,259
38,549	Goodman Group, REIT	222,702
39,039	GPT Group (The), REIT	147,215
11,799	Harvey Norman Holdings Ltd.	46,494
37,138	Healthscope Ltd.	63,958
35,780	Incitec Pivot Ltd.	100,722
51,233	Insurance Australia Group Ltd.	235,364
11,699	LendLease Group	136,381
6,856	Macquarie Group Ltd.	454,631
59,111	Medibank Pvt Ltd.	127,835
79,210	Mirvac Group, REIT	130,145
57,706	National Australia Bank Ltd.	1,412,394
16,776	Newcrest Mining Ltd.	286,048
32,115	Oil Search Ltd.	170,760
7,772	Orica Ltd.	108,775
37,494	Origin Energy Ltd.*	187,675
11,181	Qantas Airways Ltd.	32,122
29,081	QBE Insurance Group Ltd.	274,022
3,266	Ramsay Health Care Ltd.	174,461
1,123	REA Group Ltd.	48,535
34,240	Santos Ltd.*	99,044
118,661	Scentre Group, REIT	395,952
6,903	SEEK Ltd.	83,071
127,746	Sonic Healthcare Ltd.	2,104,915
114,144	South32 Ltd.	218,079

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia — 3.9% — (continued)
51,151	Stockland, REIT	$184,857
27,218	Suncorp Group Ltd.	277,068
23,775	Sydney Airport	110,467
18,149	Tabcorp Holdings Ltd.	59,225
31,071	Tatts Group Ltd.	96,744
588,315	Telstra Corp., Ltd.	2,172,493
7,182	TPG Telecom Ltd.	34,374
44,998	Transurban Group	380,637
15,863	Treasury Wine Estates Ltd.	144,677
71,933	Vicinity Centres, REIT	159,116
10,682	Vocus Group Ltd.	35,891
24,177	Wesfarmers Ltd.	790,952
433,045	Westfield Corp., REIT	2,917,890
198,197	Westpac Banking Corp.	5,123,503
16,658	Woodside Petroleum Ltd.	400,437
28,128	Woolworths Ltd.	554,975

	Total Australia	42,902,148

Austria — 0.1%
1,554	ANDRITZ AG	81,210
6,128	Erste Group Bank AG	178,399
3,518	OMV AG	134,400
2,665	Raiffeisen Bank International AG*	59,174
2,400	Voestalpine AG	101,079

	Total Austria	554,262

Belgium — 1.0%
4,281	Ageas	162,662
34,562	Anheuser-Busch InBev SA/NV	3,780,565
1,507	Colruyt SA	70,707
1,697	Groupe Bruxelles Lambert SA	143,904
40,519	KBC Group NV	2,480,446
3,140	Proximus SADP	92,366
1,720	Solvay SA	200,435
1,184	Telenet Group Holding NV*	66,932
23,961	UCB SA	1,703,805
38,017	Umicore SA	2,003,051

	Total Belgium	10,704,873

Canada — 2.9%
57,702	Alimentation Couche-Tard Inc., Class B Shares	2,565,982
20,068	Canadian Pacific Railway Ltd.	2,953,007
15,809	CCL Industries Inc., Class B Shares	3,360,469
64,640	Dollarama Inc.	4,978,073
367,891	Encana Corp.	4,077,521
109,447	Gildan Activewear Inc., Class A Shares	2,773,053
106,723	Goldcorp Inc.	1,691,529
110,200	Manulife Financial Corp.	1,969,013
104,378	Saputo Inc.	3,584,580
68,708	Toronto-Dominion Bank (The)	3,541,713

	Total Canada	31,494,940

Chile — 0.1%
104,419	Antofagasta PLC	1,049,812

China — 1.4%
20,773	Alibaba Group Holding Ltd., ADR*	2,137,542

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
China — 1.4% — (continued)
30,400	Baidu Inc., ADR*	$5,293,552
4,290,500	CNOOC Ltd.	5,083,546
103,100	Tencent Holdings Ltd.	2,739,059
44,900	Yangzijiang Shipbuilding Holdings Ltd.	29,726

	Total China	15,283,425

Denmark — 1.6%
85	AP Moller — Maersk AS, Class A Shares	131,961
147	AP Moller — Maersk AS, Class B Shares	239,978
2,327	Carlsberg AS, Class B Shares	204,442
2,164	Chr Hansen Holding AS	129,077
42,734	Coloplast AS, Class B Shares	3,014,139
14,678	Danske Bank AS	490,271
3,196	DONG Energy AS*(a)	117,459
4,172	DSV AS	205,495
1,213	Genmab AS*	240,412
3,639	ISS AS	141,532
112,483	Novo Nordisk AS, Class B Shares	3,983,863
66,971	Novozymes AS, Class B Shares	2,578,134
27,915	Pandora AS	3,184,676
17,496	TDC AS*	94,078
2,644	Tryg AS	49,203
14,170	Vestas Wind Systems AS	1,053,354
104,285	William Demant Holding AS*	2,136,977

	Total Denmark	17,995,051

Finland — 0.6%
3,087	Elisa OYJ	102,801
9,911	Fortum OYJ	151,927
7,526	Kone OYJ, Class B Shares(b)	337,090
2,538	Metso OYJ	74,893
2,888	Neste OYJ	100,587
647,364	Nokia OYJ	3,311,050
37,453	Nokian Renkaat OYJ	1,473,773
2,362	Orion OYJ, Class B Shares	116,489
9,499	Sampo OYJ, Class A Shares	433,081
11,740	Stora Enso OYJ, Class R Shares	126,194
11,394	UPM-Kymmene OYJ	270,908
3,167	Wartsila OYJ Abp(b)	162,883

	Total Finland	6,661,676

France — 9.9%
3,739	Accor SA	147,654
696	Aeroports de Paris	78,892
8,529	Air Liquide SA	921,303
63,502	Airbus SE	4,666,279
3,245	Alstom SA*	88,001
43,244	Amundi SA(a)	2,506,733
1,555	Arkema SA	150,809
10,586	Atos SE	1,251,066
41,985	AXA SA	991,580
118,529	BNP Paribas SA	6,929,763
17,241	Bollore SA	66,861
4,391	Bouygues SA	169,269
5,480	Bureau Veritas SA	104,594
3,633	Capgemini SA	310,737

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France — 9.9% — (continued)
12,283	Carrefour SA	$293,466
1,178	Casino Guichard Perrachon SA	62,327
1,201	Christian Dior SE	253,969
10,755	Cie de Saint-Gobain	515,702
4,010	Cie Générale des Établissements Michelin	450,801
3,469	CNP Assurances	64,286
24,830	Credit Agricole SA	298,859
74,150	Danone SA	4,908,876
63	Dassault Aviation SA	71,367
38,378	Dassault Systemes SE	3,100,387
139,382	Edenred	3,156,146
1,223	Eiffage SA	87,294
6,722	Electricite de France SA(b)	66,025
566,462	Engie SA	6,932,262
49,482	Essilor International SA	5,669,016
803	Eurazeo SA	49,596
3,760	Eutelsat Communications SA	73,955
685	Fonciere Des Regions, REIT	56,333
881	Gecina SA, REIT(b)	112,147
9,865	Groupe Eurotunnel SE, Class Registered Shares	92,014
7,418	Hermes International(b)	3,238,254
893	ICADE, REIT	63,687
15,712	Iliad SA	3,249,259
637	Imerys SA	51,454
1,168	Ingenico Group SA	104,624
1,522	JCDecaux SA	48,537
1,679	Kering	409,003
5,013	Klepierre, REIT	186,071
3,086	Lagardere SCA	77,642
56,444	Legrand SA	3,175,784
5,471	L’Oréal SA	1,017,938
36,390	LVMH Moët Hennessy Louis Vuitton SE	7,308,422
19,498	Natixis SA	106,526
43,755	Orange SA	661,525
20,126	Pernod Ricard SA	2,301,996
10,331	Peugeot SA*	196,748
4,210	Publicis Groupe SA	283,925
446	Remy Cointreau SA	39,641
4,273	Renault SA	379,290
6,307	Rexel SA	102,055
6,966	Safran SA	495,897
77,507	Sanofi	6,679,456
209,374	Schneider Electric SE	14,181,824
3,721	SCOR SE	134,475
27,471	SEB SA	3,617,989
1,335	SFR Group SA*	38,918
603	Societe BIC SA	74,601
16,492	Societe Generale SA	733,002
2,009	Sodexo SA(b)	220,521
7,170	Suez	107,378
399,770	Technicolor SA, Class Registered Shares	1,673,978
2,338	Thales SA	230,432
139,182	TOTAL SA	6,950,905
2,173	Unibail-Rodamco SE, REIT	496,101
83,201	Valeo SA	5,117,085
9,890	Veolia Environnement SA	161,644

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France — 9.9% — (continued)
10,944	Vinci SA	$788,820
22,761	Vivendi SA	400,890
679	Wendel SA	75,161
4,412	Zodiac Aerospace	129,633

	Total France	110,009,460

Germany — 9.2%
20,955	adidas AG	3,517,407
9,926	Allianz SE, Class Registered Shares	1,726,660
1,019	Axel Springer SE	53,322
106,318	BASF SE	9,883,387
67,726	Bayer AG, Class Registered Shares	7,451,187
68,781	Bayerische Motoren Werke AG	6,154,879
2,218	Beiersdorf AG	202,490
98,193	Brenntag AG	5,635,932
22,546	Commerzbank AG	172,220
37,498	Continental AG	7,616,235
1,548	Covestro AG(a)	116,337
20,913	Daimler AG, Class Registered Shares	1,522,628
29,820	Deutsche Bank AG, Class Registered Shares*	587,597
4,097	Deutsche Boerse AG*	351,135
5,048	Deutsche Lufthansa AG, Class Registered Shares	73,997
21,369	Deutsche Post AG, Class Registered Shares	732,671
364,374	Deutsche Telekom AG, Class Registered Shares	6,301,340
7,442	Deutsche Wohnen AG	255,800
43,289	E.ON SE	336,216
55,989	Evonik Industries AG	1,798,921
897	Fraport AG Frankfurt Airport Services Worldwide	56,211
31,607	Fresenius Medical Care AG & Co. KGaA	2,631,558
8,797	Fresenius SE & Co. KGaA	698,856
67,153	GEA Group AG	2,614,848
1,327	Hannover Rueck SE	149,859
30,015	HeidelbergCement AG	2,805,501
2,300	Henkel AG & Co. KGaA	248,081
469	Hochtief AG	71,601
1,424	HUGO BOSS AG	97,819
345,137	Infineon Technologies AG	6,144,618
3,073	Innogy SE*(a)	110,404
4,116	K+S AG, Class Registered Shares	96,294
1,972	Lanxess AG	133,897
21,415	Linde AG	3,479,070
755	MAN SE	77,568
2,691	Merck KGaA	294,021
3,888	METRO AG	120,618
3,534	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	667,915
1,919	OSRAM Licht AG	114,139
66,054	ProSiebenSat.1 Media SE	2,651,397
10,626	RWE AG*	151,265
165,468	SAP SE	15,426,850
16,593	Siemens AG, Class Registered Shares	2,159,585
28,855	Symrise AG	1,795,665
14,110	Telefonica Deutschland Holding AG	61,953
7,946	ThyssenKrupp AG	198,799
11,248	TUI AG	159,104
45,549	United Internet AG, Class Registered Shares	1,875,860
10,880	Volkswagen AG	1,647,313

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany — 9.2% — (continued)
10,497	Vonovia SE	$365,991
1,861	Zalando SE*(a)	74,469

	Total Germany	101,671,490

Hong Kong — 2.7%
1,046,000	AIA Group Ltd.	6,601,582
5,200	ASM Pacific Technology Ltd.	64,666
25,600	Bank of East Asia Ltd. (The)	105,720
672,500	BOC Hong Kong Holdings Ltd.	2,655,986
34,000	Cathay Pacific Airways Ltd.	49,893
15,000	Cheung Kong Infrastructure Holdings Ltd.	123,476
87,000	Cheung Kong Property Holdings Ltd.	593,301
717,377	China Merchants Port Holdings Co., Ltd.	1,998,755
719,000	China Mobile Ltd.	7,929,348
60,000	CK Hutchison Holdings Ltd.	740,432
36,500	CLP Holdings Ltd.	371,597
44,000	First Pacific Co., Ltd.	32,301
51,000	Galaxy Entertainment Group Ltd.	244,472
16,000	Hang Lung Group Ltd.	66,415
48,000	Hang Lung Properties Ltd.	121,066
17,200	Hang Seng Bank Ltd.	352,284
24,000	Henderson Land Development Co., Ltd.	139,213
64,000	HK Electric Investments & HK Electric Investments Ltd.(a)	56,045
66,000	HKT Trust & HKT Ltd.	88,099
176,000	Hong Kong & China Gas Co., Ltd.	338,438
25,099	Hong Kong Exchanges & Clearing Ltd.	622,730
26,400	Hongkong Land Holdings Ltd.	180,171
14,000	Hysan Development Co., Ltd.	65,248
5,400	Jardine Matheson Holdings Ltd.	335,286
92,540	Jardine Strategic Holdings Ltd.	3,450,071
14,500	Kerry Properties Ltd.	44,540
122,000	Li & Fung Ltd.	54,322
46,500	Link REIT	321,267
4,151	Melco Crown Entertainment Ltd., ADR	67,952
34,000	MTR Corp., Ltd.	179,499
120,000	New World Development Co., Ltd.	156,884
33,885	NWS Holdings Ltd.	61,770
90,000	PCCW Ltd.	54,814
32,000	Power Assets Holdings Ltd.	287,151
26,000	Shangri-La Asia Ltd.	33,025
66,000	Sino Land Co., Ltd.	115,253
43,000	SJM Holdings Ltd.	35,288
32,000	Sun Hung Kai Properties Ltd.	468,836
11,500	Swire Pacific Ltd., Class A Shares	118,096
24,600	Swire Properties Ltd.	73,925
30,000	Techtronic Industries Co., Ltd.	107,605
162,500	WH Group Ltd.(a)	126,876
31,000	Wharf Holdings Ltd. (The)	245,307
17,000	Wheelock & Co., Ltd.	110,446
15,500	Yue Yuen Industrial Holdings Ltd.	57,656

	Total Hong Kong	30,047,107

India — 0.7%
92,512	HDFC Bank Ltd.	1,927,513
82,375	Hero MotoCorp Ltd.	3,861,107
184,280	ICICI Bank Ltd., ADR	1,511,096

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
India — 0.7% — (continued)
107,736	Zee Entertainment Enterprises Ltd.	$819,715

	Total India	8,119,431

Ireland — 0.9%
3,664	AerCap Holdings NV*	165,979
653,723	Bank of Ireland*	155,198
18,153	CRH PLC	613,182
2,004	DCC PLC	170,319
164,256	Experian PLC	3,250,780
189,462	James Hardie Industries PLC, CDI	2,827,884
35,643	Kerry Group PLC, Class A Shares	2,739,180
1,823	Paddy Power Betfair PLC	199,694

	Total Ireland	10,122,216

Israel — 0.6%
968	Azrieli Group Ltd.	48,124
23,446	Bank Hapoalim BM	144,698
30,542	Bank Leumi Le-Israel BM*	133,989
44,036	Bezeq Israeli Telecommunication Corp., Ltd.	78,603
43,132	Check Point Software Technologies Ltd.*	4,266,186
507	Elbit Systems Ltd.	59,905
647	Frutarom Industries Ltd.	36,741
10,541	Israel Chemicals Ltd.	44,851
3,160	Mizrahi Tefahot Bank Ltd.	52,746
3,680	Mobileye NV*	167,514
1,306	Nice Ltd.	89,629
349	Taro Pharmaceutical Industries Ltd.*(b)	41,849
54,489	Teva Pharmaceutical Industries Ltd., ADR	1,908,205

	Total Israel	7,073,040

Italy — 1.3%
25,485	Assicurazioni Generali SpA	365,332
9,377	Atlantia SpA	219,680
170,711	Enel SpA	733,286
56,325	Eni SpA	870,876
2,780	Ferrari NV	181,235
1,715,200	Intesa Sanpaolo SpA	4,001,116
3,721	Luxottica Group SpA	196,112
12,861	Mediobanca SpA	103,180
12,094	Poste Italiane SpA(a)	77,695
4,483	Prysmian SpA	114,121
132,760	Saipem SpA*	60,658
56,268	Snam SpA	224,187
368,810	Telecom Italia SpA*	277,634
32,742	Terna Rete Elettrica Nazionale SpA	151,743
486,251	UniCredit SpA(b)	6,529,351
27,779	UnipolSai SpA	58,936

	Total Italy	14,165,142

Japan — 16.3%
700	ABC-Mart Inc.	42,200
8,800	Acom Co., Ltd.*	36,857
14,100	Aeon Co., Ltd.(b)	210,421
2,200	AEON Financial Service Co., Ltd.	42,619
2,500	Aeon Mall Co., Ltd.	38,434
3,000	Air Water Inc.	57,037
4,100	Aisin Seiki Co., Ltd.	203,894

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 16.3% — (continued)
12,000	Ajinomoto Co., Inc.	$243,126
4,000	Alfresa Holdings Corp.	72,021
4,000	Alps Electric Co., Ltd.	119,321
7,100	Amada Holdings Co., Ltd.	80,373
25,000	ANA Holdings Inc.	74,795
26,000	Aozora Bank Ltd.	97,523
22,000	Asahi Glass Co., Ltd.	179,995
64,000	Asahi Group Holdings Ltd.	2,263,098
26,000	Asahi Kasei Corp.	253,355
3,400	Asics Corp.	60,020
46,600	Astellas Pharma Inc.	627,902
4,300	Bandai Namco Holdings Inc.	123,870
7,000	Bank of Kyoto Ltd. (The)	57,097
1,400	Benesse Holdings Inc.	42,953
122,100	Bridgestone Corp.	4,875,945
5,100	Brother Industries Ltd.	96,250
1,700	Calbee Inc.	57,699
23,500	Canon Inc.	686,363
5,000	Casio Computer Co., Ltd.	67,622
3,200	Central Japan Railway Co.	524,083
15,000	Chiba Bank Ltd. (The)	104,987
14,200	Chubu Electric Power Co., Inc.	187,257
5,000	Chugai Pharmaceutical Co., Ltd.	166,486
3,600	Chugoku Bank Ltd. (The)	57,505
6,400	Chugoku Electric Power Co., Inc. (The)	70,593
27,500	Concordia Financial Group Ltd.	146,598
3,300	Credit Saison Co., Ltd.	62,596
2,100	CYBERDYNE Inc.*(b)	32,860
12,000	Dai Nippon Printing Co., Ltd.	130,688
6,300	Daicel Corp.	76,461
23,200	Dai-ichi Life Holdings Inc.	437,149
12,800	Daiichi Sankyo Co., Ltd.	292,031
21,600	Daikin Industries Ltd.	2,053,593
1,600	Daito Trust Construction Co., Ltd.	224,057
12,800	Daiwa House Industry Co., Ltd.	351,834
30	Daiwa House REIT Investment Corp., Class A Shares	78,017
36,000	Daiwa Securities Group Inc.	228,602
2,000	DeNA Co., Ltd.	45,004
10,100	Denso Corp.	449,413
4,900	Dentsu Inc.	271,629
2,500	Don Quijote Holdings Co., Ltd.	88,653
114,100	East Japan Railway Co.	10,324,574
5,600	Eisai Co., Ltd.	313,765
3,300	Electric Power Development Co., Ltd.	77,594
1,800	FamilyMart UNY Holdings Co., Ltd.	109,955
4,200	FANUC Corp.	828,240
1,100	Fast Retailing Co., Ltd.	348,039
12,000	Fuji Electric Co., Ltd.	65,971
89,500	Fuji Heavy Industries Ltd.	3,357,301
9,800	FUJIFILM Holdings Corp.	379,134
40,000	Fujitsu Ltd.	232,740
17,000	Fukuoka Financial Group Inc.	79,410
8,900	Hachijuni Bank Ltd. (The)	56,328
4,600	Hakuhodo DY Holdings Inc.	56,616
3,000	Hamamatsu Photonics KK	88,423
5,200	Hankyu Hanshin Holdings Inc.	174,213

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 16.3% — (continued)
400	Hikari Tsushin Inc.	$39,198
5,400	Hino Motors Ltd.	62,819
700	Hirose Electric Co., Ltd.	94,087
11,000	Hiroshima Bank Ltd. (The)	52,075
1,000	Hisamitsu Pharmaceutical Co., Inc.	53,785
2,300	Hitachi Chemical Co., Ltd.	64,875
2,300	Hitachi Construction Machinery Co., Ltd.	53,594
1,500	Hitachi High-Technologies Corp.	62,562
1,383,000	Hitachi Ltd.	7,630,589
4,600	Hitachi Metals Ltd.	65,599
4,000	Hokuriku Electric Power Co.	39,537
35,200	Honda Motor Co., Ltd.	1,093,113
1,100	Hoshizaki Corp.	87,179
65,100	Hoya Corp.	2,949,808
6,300	Hulic Co., Ltd.	60,016
2,000	Idemitsu Kosan Co., Ltd.	64,346
32,000	IHI Corp.	99,841
3,200	Iida Group Holdings Co., Ltd.	54,179
20,700	Inpex Corp.	205,964
7,100	Isetan Mitsukoshi Holdings Ltd.	91,064
12,700	Isuzu Motors Ltd.	170,248
33,400	ITOCHU Corp.	484,071
5,100	J Front Retailing Co., Ltd.	78,461
188,200	Japan Airlines Co., Ltd.	6,142,676
1,000	Japan Airport Terminal Co., Ltd.	34,967
11,300	Japan Exchange Group Inc.	156,400
8,600	Japan Post Bank Co., Ltd.	107,906
10,500	Japan Post Holdings Co., Ltd.	134,825
19	Japan Prime Realty Investment Corp., REIT	75,466
28	Japan Real Estate Investment Corp., REIT	154,346
56	Japan Retail Fund Investment Corp., REIT	112,724
66,200	Japan Tobacco Inc.	2,214,768
11,200	JFE Holdings Inc.	212,202
4,500	JGC Corp.	80,923
4,100	JSR Corp.	70,120
4,800	JTEKT Corp.	81,655
46,600	JX Holdings Inc.	222,042
20,000	Kajima Corp.	130,365
3,100	Kakaku.com Inc.	44,793
5,000	Kamigumi Co., Ltd.	46,913
6,000	Kaneka Corp.	46,856
14,500	Kansai Electric Power Co., Inc. (The)*	160,914
4,700	Kansai Paint Co., Ltd.	91,374
11,200	Kao Corp.	578,774
30,000	Kawasaki Heavy Industries Ltd.	94,297
499,300	KDDI Corp.	13,072,818
11,000	Keihan Holdings Co., Ltd.	69,546
10,000	Keikyu Corp.	110,134
12,000	Keio Corp.	94,407
3,000	Keisei Electric Railway Co., Ltd.	71,185
20,200	Keyence Corp.	7,821,717
3,000	Kikkoman Corp.	90,427
39,000	Kintetsu Group Holdings Co., Ltd.	144,904
18,500	Kirin Holdings Co., Ltd.	318,605
6,600	Kobe Steel Ltd.*	64,176
55,600	Koito Manufacturing Co., Ltd.	2,868,898

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 16.3% — (continued)
168,000	Komatsu Ltd.	$4,060,175
2,000	Konami Holdings Corp.	84,461
9,600	Konica Minolta Inc.	92,577
700	Kose Corp.	59,996
370,200	Kubota Corp.	5,898,108
7,700	Kuraray Co., Ltd.	116,904
2,200	Kurita Water Industries Ltd.	52,538
7,200	Kyocera Corp.	396,465
5,700	Kyowa Hakko Kirin Co., Ltd.	85,400
9,500	Kyushu Electric Power Co., Inc.	105,744
7,200	Kyushu Financial Group Inc.	49,355
1,400	Lawson Inc.	96,650
1,300	LINE Corp.*(b)	44,639
5,000	Lion Corp.	86,377
5,700	LIXIL Group Corp.	139,828
4,200	M3 Inc.	106,644
1,100	Mabuchi Motor Co., Ltd.	59,455
2,400	Makita Corp.	166,365
35,100	Marubeni Corp.	227,349
4,500	Marui Group Co., Ltd.	62,242
1,200	Maruichi Steel Tube Ltd.	37,988
12,300	Mazda Motor Corp.	172,608
1,500	McDonald’s Holdings Co. Japan Ltd.	42,757
20,910	Mebuki Financial Group Inc.	92,261
3,700	Medipal Holdings Corp.	61,051
2,500	MEIJI Holdings Co., Ltd.	199,922
7,300	MINEBEA MITSUMI Inc.	89,182
1,200	Miraca Holdings Inc.	57,489
5,400	MISUMI Group Inc.	94,391
29,200	Mitsubishi Chemical Holdings Corp.	224,509
33,300	Mitsubishi Corp.	752,220
41,700	Mitsubishi Electric Corp.	612,350
26,000	Mitsubishi Estate Co., Ltd.	508,181
4,000	Mitsubishi Gas Chemical Co., Inc.	84,345
68,000	Mitsubishi Heavy Industries Ltd.	269,143
3,000	Mitsubishi Logistics Corp.	43,148
2,400	Mitsubishi Materials Corp.	79,712
14,800	Mitsubishi Motors Corp.	95,904
5,000	Mitsubishi Tanabe Pharma Corp.	102,903
276,200	Mitsubishi UFJ Financial Group Inc.	1,838,791
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	57,016
37,600	Mitsui & Co., Ltd.	576,037
20,000	Mitsui Chemicals Inc.	101,789
19,000	Mitsui Fudosan Co., Ltd.	430,232
24,000	Mitsui OSK Lines Ltd.	79,384
1,000	Mixi Inc.	43,366
528,000	Mizuho Financial Group Inc.	985,916
11,400	MS&AD Insurance Group Holdings Inc.	386,133
4,100	Murata Manufacturing Co., Ltd.	589,610
2,400	Nabtesco Corp.	66,674
20,000	Nagoya Railroad Co., Ltd.	91,750
56,000	NEC Corp.	139,621
3,700	Nexon Co., Ltd.	61,602
5,600	NGK Insulators Ltd.	120,748
3,900	NGK Spark Plug Co., Ltd.	88,432
4,000	NH Foods Ltd.	106,616

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 16.3% — (continued)
48,900	Nidec Corp.	$4,570,814
137,500	Nikon Corp.	2,103,534
2,500	Nintendo Co., Ltd.	523,506
31	Nippon Building Fund Inc., REIT	173,366
9,000	Nippon Electric Glass Co., Ltd.	55,987
18,000	Nippon Express Co., Ltd.	93,027
3,500	Nippon Paint Holdings Co., Ltd.	112,991
35	Nippon Prologis REIT Inc.	75,281
18,000	Nippon Steel & Sumitomo Metal Corp.	442,930
132,300	Nippon Telegraph & Telephone Corp.	5,599,503
34,000	Nippon Yusen KK	75,163
2,300	Nissan Chemical Industries Ltd.	74,165
52,100	Nissan Motor Co., Ltd.	513,569
4,300	Nisshin Seifun Group Inc.	64,672
1,300	Nissin Foods Holdings Co., Ltd.	72,847
1,600	Nitori Holdings Co., Ltd.	186,404
3,600	Nitto Denko Corp.	303,144
2,000	NOK Corp.	45,623
78,500	Nomura Holdings Inc.	511,468
143,700	Nomura Real Estate Holdings Inc.	2,440,669
93	Nomura Real Estate Master Fund Inc., REIT	139,398
2,860	Nomura Research Institute Ltd.	98,888
9,400	NSK Ltd.	134,311
2,700	NTT Data Corp.	127,425
30,000	NTT DOCOMO Inc.	713,578
14,100	Obayashi Corp.	131,081
1,600	Obic Co., Ltd.	74,576
6,500	Odakyu Electric Railway Co., Ltd.	128,576
18,000	Oji Holdings Corp.	86,291
6,600	Olympus Corp.	233,830
4,100	Omron Corp.	176,515
9,400	Ono Pharmaceutical Co., Ltd.	208,216
800	Oracle Corp. Japan	46,618
4,600	Oriental Land Co., Ltd.	258,668
248,400	ORIX Corp.	3,868,983
42,000	Osaka Gas Co., Ltd.	162,017
1,100	Otsuka Corp.	55,849
8,700	Otsuka Holdings Co., Ltd.	395,517
47,200	Panasonic Corp.	518,761
2,200	Park24 Co., Ltd.	61,834
500	Pola Orbis Holdings Inc.	47,800
20,000	Rakuten Inc.	198,354
77,700	Recruit Holdings Co., Ltd.	3,814,251
47,500	Resona Holdings Inc.	265,490
14,200	Ricoh Co., Ltd.	123,877
800	Rinnai Corp.	64,542
1,900	Rohm Co., Ltd.	122,970
500	Ryohin Keikaku Co., Ltd.	105,670
900	Sankyo Co., Ltd.	31,871
232,300	Santen Pharmaceutical Co., Ltd.	3,332,448
4,900	SBI Holdings Inc.	68,648
4,700	Secom Co., Ltd.	342,842
4,000	Sega Sammy Holdings Inc.	58,915
3,700	Seibu Holdings Inc.	63,410
6,000	Seiko Epson Corp.	134,376
242,600	Sekisui Chemical Co., Ltd.	4,010,148

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 16.3% — (continued)
192,200	Sekisui House Ltd.	$3,075,242
16,600	Seven & i Holdings Co., Ltd.	650,739
13,000	Seven Bank Ltd.	40,427
33,000	Sharp Corp.*(b)	97,959
5,000	Shimadzu Corp.	81,588
500	Shimamura Co., Ltd.	64,759
1,500	Shimano Inc.	221,347
12,000	Shimizu Corp.	110,168
8,600	Shin-Etsu Chemical Co., Ltd.	727,852
38,000	Shinsei Bank Ltd.	69,436
6,200	Shionogi & Co., Ltd.	303,820
8,200	Shiseido Co., Ltd.	215,558
10,000	Shizuoka Bank Ltd. (The)	87,892
4,200	Showa Shell Sekiyu KK	42,259
12,400	SMC Corp.	3,520,908
18,000	SoftBank Group Corp.	1,340,247
1,600	Sohgo Security Services Co., Ltd.	60,588
7,700	Sompo Holdings Inc.	288,178
27,800	Sony Corp.	861,339
3,800	Sony Financial Holdings Inc.	66,792
3,300	Stanley Electric Co., Ltd.	93,004
3,900	Start Today Co., Ltd.	81,253
34,000	Sumitomo Chemical Co., Ltd.	189,523
26,500	Sumitomo Corp.	356,433
3,600	Sumitomo Dainippon Pharma Co., Ltd.	63,610
17,200	Sumitomo Electric Industries Ltd.	280,526
12,000	Sumitomo Heavy Industries Ltd.	85,042
11,000	Sumitomo Metal Mining Co., Ltd.	153,052
206,800	Sumitomo Mitsui Financial Group Inc.	8,059,918
6,900	Sumitomo Mitsui Trust Holdings Inc.	247,538
8,000	Sumitomo Realty & Development Co., Ltd.	220,900
3,700	Sumitomo Rubber Industries Ltd.	61,084
800	Sundrug Co., Ltd.	52,626
67,400	Suntory Beverage & Food Ltd.	2,828,093
3,800	Suruga Bank Ltd.	84,337
1,700	Suzuken Co., Ltd.	57,525
75,500	Suzuki Motor Corp.	2,957,135
3,600	Sysmex Corp.	208,379
12,500	T&D Holdings Inc.	192,145
26,000	Taiheiyo Cement Corp.	91,550
23,000	Taisei Corp.	161,474
800	Taisho Pharmaceutical Holdings Co., Ltd.	65,183
2,900	Taiyo Nippon Sanso Corp.	36,094
7,000	Takashimaya Co., Ltd.	63,059
15,700	Takeda Pharmaceutical Co., Ltd.	730,501
2,800	TDK Corp.	190,695
4,000	Teijin Ltd.	76,613
7,700	Terumo Corp.	267,263
2,500	THK Co., Ltd.	65,113
21,000	Tobu Railway Co., Ltd.	107,579
2,500	Toho Co., Ltd.	70,829
9,000	Toho Gas Co., Ltd.	64,756
10,100	Tohoku Electric Power Co., Inc.	129,764
15,100	Tokio Marine Holdings Inc.	662,249
30,400	Tokyo Electric Power Co. Holdings Inc.*	117,029
3,400	Tokyo Electron Ltd.	339,722

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 16.3% — (continued)
43,000	Tokyo Gas Co., Ltd.	$195,205
4,500	Tokyo Tatemono Co., Ltd.	63,568
23,000	Tokyu Corp.	170,513
11,000	Tokyu Fudosan Holdings Corp.	62,733
7,000	TonenGeneral Sekiyu KK	83,716
11,000	Toppan Printing Co., Ltd.	110,959
32,000	Toray Industries Inc.	286,572
87,000	Toshiba Corp.	160,972
3,100	TOTO Ltd.	119,506
3,500	Toyo Seikan Group Holdings Ltd.	63,421
1,900	Toyo Suisan Kaisha Ltd.	69,745
1,400	Toyoda Gosei Co., Ltd.	35,740
3,500	Toyota Industries Corp.	170,994
56,700	Toyota Motor Corp.	3,216,930
5,000	Toyota Tsusho Corp.	149,304
2,400	Trend Micro Inc.	105,235
800	Tsuruha Holdings Inc.	74,119
8,700	Unicharm Corp.	195,702
65	United Urban Investment Corp., REIT	101,049
4,600	USS Co., Ltd.	78,810
3,600	West Japan Railway Co.	238,527
33,700	Yahoo Japan Corp.	156,026
1,900	Yakult Honsha Co., Ltd.	103,769
13,400	Yamada Denki Co., Ltd.	68,372
4,000	Yamaguchi Financial Group Inc.	46,202
3,600	Yamaha Corp.	93,900
6,100	Yamaha Motor Co., Ltd.	141,357
7,700	Yamato Holdings Co., Ltd.	168,294
2,900	Yamazaki Baking Co., Ltd.	58,203
5,400	Yaskawa Electric Corp.	101,367
4,900	Yokogawa Electric Corp.	76,395
2,400	Yokohama Rubber Co., Ltd. (The)	47,742

	Total Japan	180,736,223

Jersey, Channel Islands — 0.0%
2,025	Randgold Resources Ltd., ADR	186,165

Jordan — 0.0%
3,532	Hikma Pharmaceuticals PLC	94,130

Luxembourg — 0.6%
266,321	ArcelorMittal*	2,346,971
214	Eurofins Scientific SE	91,346
1,422	Millicom International Cellular SA, ADR	77,632
890	RTL Group SA	68,518
110,653	SES SA, ADR, Class A Shares	2,259,385
81,893	Tenaris SA	1,340,476

	Total Luxembourg	6,184,328

Macau — 0.0%
20,400	MGM China Holdings Ltd.	37,026
55,600	Sands China Ltd.	231,733
33,600	Wynn Macau Ltd.	59,692

	Total Macau	328,451

Mexico — 0.1%
4,727	Fresnillo PLC	86,959

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Mexico — 0.1% — (continued)
151,548	Grupo Financiero Banorte SAB de CV, Class O Shares	$754,138

	Total Mexico	841,097

Netherlands — 5.4%
133,998	Aalberts Industries NV	4,624,520
93,479	ABN AMRO Group NV, Dutch Certificate, GDR(a)	2,140,609
39,515	Aegon NV	209,978
141,230	Akzo Nobel NV	9,477,535
8,352	Altice NV, Class A Shares*	176,338
2,673	Altice NV, Class B Shares*	56,460
53,748	ASML Holding NV	6,521,606
60,827	Boskalis Westminster	2,217,634
2,450	EXOR NV	116,093
37,334	Gemalto NV	2,243,167
2,131	Heineken Holding NV	161,596
45,462	Heineken NV	3,755,651
222,026	ING Groep NV	3,063,926
27,322	Koninklijke Ahold Delhaize NV	580,991
3,878	Koninklijke DSM NV	254,853
76,432	Koninklijke KPN NV	215,458
20,508	Koninklijke Philips NV	620,369
53,585	Koninklijke Vopak NV	2,265,981
6,869	NN Group NV	213,569
6,485	NXP Semiconductors NV*	666,723
4,441	QIAGEN NV*	126,667
2,457	Randstad Holding NV	143,030
336,493	Royal Dutch Shell PLC, Class A Shares	8,693,713
382,494	Royal Dutch Shell PLC, Class B Shares	10,358,961
6,463	Wolters Kluwer NV	264,926

	Total Netherlands	59,170,354

New Zealand — 0.1%
20,404	Auckland International Airport Ltd.	107,780
16,758	Contact Energy Ltd.	58,955
16,231	Fletcher Building Ltd.	112,810
15,884	Mercury NZ Ltd.	36,031
28,934	Meridian Energy Ltd.	56,206
7,999	Ryman Healthcare Ltd.	50,968
38,054	Spark New Zealand Ltd.	98,308

	Total New Zealand	521,058

Norway — 0.8%
170,997	DNB ASA	2,808,624
4,271	Gjensidige Forsikring ASA	66,859
8,424	Marine Harvest ASA*	147,454
568,332	Norsk Hydro ASA	3,223,415
18,251	Orkla ASA	160,690
1,822	Schibsted ASA, Class A Shares	48,092
2,230	Schibsted ASA, Class B Shares	54,135
132,702	Statoil ASA(b)	2,342,651
16,809	Telenor ASA	274,429
3,723	Yara International ASA	141,532

	Total Norway	9,267,881

Portugal — 0.0%
50,100	EDP — Energias de Portugal SA	154,924
5,901	Galp Energia SGPS SA, Class B Shares	86,838

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Portugal — 0.0% — (continued)
5,467	Jeronimo Martins SGPS SA	$87,969

	Total Portugal	329,731

Singapore — 0.5%
51,800	Ascendas Real Estate Investment Trust	92,569
53,100	CapitaLand Commercial Trust, REIT	59,269
58,300	CapitaLand Ltd.	151,261
59,100	CapitaLand Mall Trust, REIT	83,091
9,300	City Developments Ltd.	62,793
48,100	ComfortDelGro Corp., Ltd.	84,662
183,584	DBS Group Holdings Ltd.	2,451,330
132,000	Genting Singapore PLC	93,262
60,300	Global Logistic Properties Ltd.	114,356
158,600	Golden Agri-Resources Ltd.	42,921
104,400	Hutchison Port Holdings Trust	39,646
2,200	Jardine Cycle & Carriage Ltd.	67,232
30,700	Keppel Corp., Ltd.	149,747
68,800	Oversea-Chinese Banking Corp., Ltd.	464,517
11,100	SATS Ltd.	39,609
21,700	Sembcorp Industries Ltd.	49,688
13,700	Singapore Airlines Ltd.	97,209
17,400	Singapore Exchange Ltd.	93,137
7,400	Singapore Press Holdings Ltd.	18,514
37,500	Singapore Technologies Engineering Ltd.	98,722
176,900	Singapore Telecommunications Ltd.	498,386
13,800	StarHub Ltd.	28,353
58,600	Suntec Real Estate Investment Trust	72,287
28,000	United Overseas Bank Ltd.	429,262
11,700	UOL Group Ltd.	55,156
43,100	Wilmar International Ltd.	111,805

	Total Singapore	5,548,784

South Africa — 0.2%
12,813	Investec PLC	92,183
7,828	Mediclinic International PLC	71,999
8,211	Mondi PLC	191,972
169,858	Spar Group Ltd. (The)	2,311,813

	Total South Africa	2,667,967

South Korea — 1.4%
11,199	KT&G Corp.	1,011,824
2,666	NAVER Corp.	1,822,460
3,314	Samsung Electronics Co., Ltd.	5,598,353
32,584	SK Telecom Co., Ltd.	6,628,513

	Total South Korea	15,061,150

Spain — 2.8%
13,982	Abertis Infraestructuras SA	205,113
4,666	ACS Actividades de Construccion y Servicios SA	146,550
1,563	Aena SA(a)	223,661
73,121	Amadeus IT Group SA, Class A Shares	3,402,693
538,039	Banco Bilbao Vizcaya Argentaria SA	3,526,708
119,225	Banco de Sabadell SA	175,472
85,784	Banco Popular Espanol SA*	76,145
317,113	Banco Santander SA	1,733,305
106,472	Bankia SA	105,338
14,216	Bankinter SA	109,693

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Spain — 2.8% — (continued)
1,122,407	CaixaBank SA	$3,925,540
95,168	Cellnex Telecom SA(a)	1,430,648
14,683	Distribuidora Internacional de Alimentacion SA	81,579
756	Enagas SA	18,557
6,899	Endesa SA	146,717
10,674	Ferrovial SA	202,578
8,849	Gas Natural SDG SA	172,070
147,345	Grifols SA	3,224,627
122,925	Iberdrola SA	815,780
152,378	Industria de Diseno Textil SA	4,897,584
27,471	Mapfre SA	85,073
500,843	Prosegur Cia de Seguridad SA	2,893,550
115,346	Red Electrica Corp. SA	2,080,762
26,028	Repsol SA	386,303
101,143	Telefonica SA	1,034,668
4,867	Zardoya Otis SA	38,902

	Total Spain	31,139,616

Sweden — 2.0%
156,693	Alfa Laval AB	2,831,805
189,729	Assa Abloy AB, Class B Shares	3,693,381
120,588	Atlas Copco AB, Class A Shares	3,942,463
8,595	Atlas Copco AB, Class B Shares	254,405
6,002	Boliden AB	183,404
5,196	Electrolux AB, Series B	137,861
238,676	Elekta AB, Class B Shares	2,266,900
4,155	Getinge AB, Class B Shares	70,462
20,911	Hennes & Mauritz AB, Class B Shares	551,824
5,551	Hexagon AB, Class B Shares	223,889
9,209	Husqvarna AB, Class B Shares	78,798
1,751	ICA Gruppen AB	56,902
3,545	Industrivarden AB, Class C Shares	70,174
10,158	Investor AB, Class B Shares	403,075
5,157	Kinnevik AB, Class B Shares	139,439
656	L E Lundbergforetagen AB, Class B Shares	42,569
4,143	Lundin Petroleum AB*	84,759
65,320	Nordea Bank AB	765,501
23,216	Sandvik AB	315,224
6,780	Securitas AB, Class B Shares	103,493
32,412	Skandinaviska Enskilda Banken AB, Class A Shares	371,152
7,342	Skanska AB, Class B Shares	175,123
9,244	SKF AB, Class B Shares	175,714
12,916	Svenska Cellulosa AB SCA, Class B Shares	396,349
33,164	Svenska Handelsbanken AB, Class A Shares	461,692
19,293	Swedbank AB, Class A Shares	476,390
72,632	Swedish Match AB	2,260,120
6,877	Tele2 AB, Class B Shares	61,437
66,666	Telefonaktiebolaget LM Ericsson, Class B Shares	434,155
57,883	Telia Co. AB	232,740
34,417	Volvo AB, Class B Shares	448,466

	Total Sweden	21,709,666

Switzerland — 10.8%
458,969	ABB Ltd., Class Registered Shares*	10,389,865
2,129	Actelion Ltd., Class Registered Shares*	573,083
3,487	Adecco Group AG, Class Registered Shares	250,870

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland — 10.8% — (continued)
95,817	Aryzta AG*	$3,100,360
1,088	Baloise Holding AG, Class Registered Shares	141,659
2,132	Barry Callebaut AG, Class Registered Shares*	2,757,182
22	Chocoladefabriken Lindt & Spruengli AG	124,755
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	129,623
132,543	Cie Financiere Richemont SA, Class Registered Shares	9,770,756
95,086	Clariant AG, Class Registered Shares*	1,777,899
3,797	Coca-Cola HBC AG*	91,676
43,051	Credit Suisse Group AG, Class Registered Shares*	649,397
944	Dufry AG, Class Registered Shares*	136,280
182	EMS-Chemie Holding AG, Class Registered Shares	103,618
1,981	Galenica AG, Class Registered Shares	2,324,672
830	Geberit AG, Class Registered Shares	358,957
197	Givaudan SA, Class Registered Shares	357,958
264,729	Glencore PLC*	1,059,077
4,735	Julius Baer Group Ltd.*	231,964
1,206	Kuehne + Nagel International AG, Class Registered Shares	171,786
10,039	LafargeHolcim Ltd., Class Registered Shares*	571,864
35,302	Lonza Group AG, Class Registered Shares*	6,495,044
164,967	Nestlé SA, Class Registered Shares	12,201,158
148,396	Novartis AG, Class Registered Shares*	11,589,609
836	Pargesa Holding SA	55,168
391	Partners Group Holding AG	204,667
79,596	Roche Holding AG	19,389,050
10,533	Schindler Holding AG	2,034,467
439	Schindler Holding AG, Class Registered Shares	83,960
963	SGS SA, Class Registered Shares	2,047,730
571	Sika AG	3,216,333
18,491	Sonova Holding AG, Class Registered Shares	2,429,180
152,151	STMicroelectronics NV	2,322,330
677	Swatch Group AG (The)	224,786
1,189	Swatch Group AG (The), Class Registered Shares	77,163
700	Swiss Life Holding AG, Class Registered Shares*	220,393
1,506	Swiss Prime Site AG, Class Registered Shares*	130,818
7,040	Swiss Re AG	629,855
581	Swisscom AG, Class Registered Shares	255,961
2,018	Syngenta AG, Class Registered Shares	869,476
56,872	Temenos Group AG, Class Registered Shares*	4,396,248
314,276	UBS Group AG, Class Registered Shares	4,845,501
54,107	Wolseley PLC	3,301,787
27,511	Zurich Insurance Group AG*	7,601,514

	Total Switzerland	119,695,499

Taiwan — 0.1%
263,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,608,851

Thailand — 0.2%
1,519,100	CP ALL PCL	2,610,137

United Kingdom — 17.1%
20,315	3i Group PLC	173,548
19,035	Aberdeen Asset Management PLC	65,296
4,368	Admiral Group PLC	99,137
93,258	Aggreko PLC	1,220,556
30,204	Anglo American PLC*	474,630
10,633	Ashtead Group PLC	218,604
7,641	Associated British Foods PLC	248,083

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom — 17.1% — (continued)
141,251	AstraZeneca PLC	$8,141,392
20,834	Auto Trader Group PLC(a)	102,208
1,812,577	Aviva PLC	11,209,539
5,553	Babcock International Group PLC	65,353
391,871	BAE Systems PLC	3,068,252
907,075	Balfour Beatty PLC	3,114,837
3,388,553	Barclays PLC	9,511,131
21,151	Barratt Developments PLC	134,342
2,701	Berkeley Group Holdings PLC	98,736
407,974	BP PLC	2,300,300
181,362	British American Tobacco PLC	11,436,305
20,654	British Land Co. PLC (The), REIT	158,450
703,683	BT Group PLC	2,857,921
129,369	Bunzl PLC	3,615,592
332,338	Burberry Group PLC	7,122,008
14,637	Capita PLC	102,464
121,414	Centrica PLC	342,044
22,003	CNH Industrial NV	204,335
1,450,286	Cobham PLC	2,157,443
4,488	Coca-Cola European Partners PLC	156,387
36,213	Compass Group PLC	673,459
2,698	Croda International PLC	117,351
391,598	Diageo PLC	11,026,559
55,452	Dignity PLC	1,787,112
28,818	Direct Line Insurance Group PLC	122,914
20,077	Dixons Carphone PLC	75,530
574,776	Domino’s Pizza Group PLC	2,739,602
3,168	easyJet PLC	37,401
246,272	Essentra PLC	1,663,706
19,884	Fiat Chrysler Automobiles NV*	216,907
32,697	G4S PLC	106,369
37,750	GKN PLC	168,690
457,793	GlaxoSmithKline PLC	9,363,211
15,765	Hammerson PLC, REIT	115,044
5,304	Hargreaves Lansdown PLC	87,859
432,046	HSBC Holdings PLC	3,468,650
5,990	IMI PLC	92,281
20,999	Imperial Brands PLC	989,821
171,436	Inmarsat PLC	1,514,734
3,967	InterContinental Hotels Group PLC	186,841
19,881	International Consolidated Airlines Group SA	132,447
59,156	Intertek Group PLC	2,594,208
21,956	Intu Properties PLC, REIT	78,012
76,436	ITV PLC	192,428
36,134	J Sainsbury PLC	120,074
4,289	Johnson Matthey PLC	163,138
50,561	Kingfisher PLC	206,631
17,648	Land Securities Group PLC, REIT	233,019
131,719	Legal & General Group PLC	406,123
11,049,507	Lloyds Banking Group PLC	9,421,619
7,034	London Stock Exchange Group PLC	268,843
37,827	Marks & Spencer Group PLC	157,205
18,948	Meggitt PLC	110,663
14,209	Merlin Entertainments PLC(a)	86,786
82,497	National Grid PLC	999,262
257,821	NEX Group PLC	1,856,519

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom — 17.1% — (continued)
3,018	Next PLC	$143,402
103,127	Old Mutual PLC	279,864
18,835	Pearson PLC	157,522
7,112	Persimmon PLC	182,009
5,413	Petrofac Ltd.	59,885
3,401	Provident Financial PLC	123,299
700,388	Prudential PLC	13,982,730
90,548	Reckitt Benckiser Group PLC	8,203,796
26,503	RELX NV	470,057
24,386	RELX PLC	455,655
9,213	Rio Tinto Ltd.	437,709
26,806	Rio Tinto PLC	1,093,475
39,710	Rolls-Royce Holdings PLC*	387,367
73,494	Royal Bank of Scotland Group PLC*	217,065
282,650	Royal Mail PLC	1,454,492
21,468	RSA Insurance Group PLC	159,681
23,772	Sage Group PLC (The)	190,932
2,961	Schroders PLC	112,981
19,979	Segro PLC, REIT	122,502
5,107	Severn Trent PLC	147,975
22,678	Sky PLC	280,808
19,723	Smith & Nephew PLC	296,358
8,858	Smiths Group PLC	164,427
52,659	Spectris PLC	1,588,574
216,229	SSE PLC	4,136,968
11,556	St. James’s Place PLC	151,399
72,200	Standard Chartered PLC*	647,169
44,265	Standard Life PLC	202,690
9,760	Tate & Lyle PLC	90,149
69,007	Taylor Wimpey PLC	154,244
82,686	TechnipFMC PLC*	2,666,907
180,984	Tesco PLC*	423,430
355,975	TP ICAP PLC	2,160,113
141,639	Travis Perkins PLC	2,676,836
35,523	Unilever NV, Dutch Certificate	1,679,416
147,363	Unilever PLC	6,984,876
14,739	United Utilities Group PLC	179,101
3,711,007	Vodafone Group PLC	9,302,708
52,457	Weir Group PLC (The)	1,226,419
76,982	Whitbread PLC	3,655,309
246,789	William Hill PLC	808,377
46,201	WM Morrison Supermarkets PLC	139,140
39,658	Worldpay Group PLC(a)	133,642
27,691	WPP PLC	652,228

	Total United Kingdom	188,763,597

United States — 1.3%
74,290	Carnival Corp.	4,156,526
101,145	Carnival PLC	5,506,678
1,096	Priceline Group Inc. (The)*	1,889,646
700,800	Samsonite International SA	2,122,924
19,417	Shire PLC	1,169,453

	Total United States	14,845,227

	TOTAL COMMON STOCKS (Cost — $992,200,152)	1,069,163,985

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
PREFERRED STOCKS — 1.4%
Brazil — 0.2%
133,200		Telefonica Brasil SA, Class Preferred Shares	$1,966,875

Germany — 1.2%
1,201		Bayerische Motoren Werke AG, Class Preferred Shares	89,723
1,592		FUCHS PETROLUB SE, Class Preferred Shares	73,737
3,953		Henkel AG & Co. KGaA, Class Preferred Shares	494,112
3,307		Porsche Automobil Holding SE, Class Preferred Shares	182,837
3,572		Schaeffler AG, Class Preferred Shares	56,371
82,986		Volkswagen AG, Class Preferred Shares	12,284,147

		Total Germany	13,180,927

		TOTAL PREFERRED STOCKS (Cost — $13,157,872)	15,147,802

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,005,358,024)	1,084,311,787

Face Amount†
SHORT-TERM INVESTMENTS (c) — 2.4%
MONEY MARKET FUND — 0.7%
$8,248,366		Invesco STIT — Government & Agency Portfolio(d) (Cost — $8,248,366)	8,248,366

TIME DEPOSITS — 1.7%
186,772	AUD	ANZ National Bank — London, 0.742% due 3/1/17	143,207
3,592,816		Banco Santander SA — Frankfurt, 0.270% due 3/1/17	3,592,816
		BBH — Grand Cayman:
59,226	CHF	(1.450)% due 3/1/17	58,975
166,932	SEK	(0.983)% due 3/1/17	18,493
240,611	DKK	(0.700)% due 3/1/17	34,292
71	EUR	(0.578)% due 3/1/17	75
85	JPY	(0.200)% due 3/1/17	1
20,524	SGD	0.010% due 3/1/17	14,648
1	GBP	0.050% due 3/1/17	1
37,623	NOK	0.050% due 3/1/17	4,488
1	AUD	0.742% due 3/1/17	1
18,113	NZD	1.050% due 3/1/17	13,049
344,489	HKD	BNP Paribas — Paris, 0.005% due 3/1/17	44,376
126,023	GBP	Citibank — London, 0.050% due 3/1/17	156,381
14,288,610		Deutsche Bank AG — Grand Cayman, 0.270% due 3/1/17	14,288,610
167,009	EUR	DNB — Oslo, (0.578)% due 3/1/17	176,930
13,929,313	JPY	Skandinaviska Enskilda Banken AB — Stockholm, (0.200)% due 3/1/17	124,042

		TOTAL TIME DEPOSITS (Cost — $18,670,385)	18,670,385

		TOTAL SHORT-TERM INVESTMENTS (Cost — $26,918,751)	26,918,751

		TOTAL INVESTMENTS — 100.4% (Cost — $1,032,276,775#)	1,111,230,538

		Liabilities in Excess of Other Assets — (0.4)%	(4,238,718)

		TOTAL NET ASSETS — 100.0%	$1,106,991,820

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 1.7%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CDI	— Clearing House Electronics Systems (CHESS) Depositary Interest
GDR	— Global Depositary Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	16.0%
Financials	16.0
Consumer Discretionary	15.0
Health Care	11.2
Consumer Staples	9.8
Information Technology	8.9
Materials	6.7
Telecommunication Services	6.2
Energy	4.5
Utilities	1.9
Real Estate	1.4
Short-Term Investments	2.4

100.0%

^	As a percentage of total investments.

At February 28, 2017, International Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
EURO STOXX 50 March Futures	13	3/17	$457,788	$6,955
FTSE 100 Index March Futures	4	3/17	360,630	9,288
SPI 200 Index March Futures	2	3/17	217,910	1,572
TOPIX Index March Futures	3	3/17	409,813	(2,404)

				$15,411

At February 28, 2017, International Equity Fund had deposited cash of $79,685 with a broker or brokers as margin collateral on open exchange traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS — 94.5%
Argentina — 1.1%
72,680	Grupo Supervielle SA, ADR*	$1,114,911
164,233	YPF SA, ADR	3,407,835

	Total Argentina	4,522,746

Brazil — 8.0%
4,700	AES Tiete Energia SA	24,293
112,676	Ambev SA	646,534
467,971	Ambev SA, ADR	2,662,755
19,742	Banco Bradesco SA	207,192
634,185	Banco do Brasil SA	6,751,640
10,500	Banco Santander Brasil SA	116,040
539,356	BB Seguridade Participações SA	4,964,899
43,736	BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	267,556
14,500	BR Malls Participações SA*	69,583
13,990	BRF SA	182,778
598,659	CCR SA	3,483,240
5,700	CETIP SA — Mercados Organizados	85,891
8,600	Cia de Saneamento Basico do Estado de Sao Paulo	90,949
15,800	Cia Siderurgica Nacional SA*	60,881
438,464	Cielo SA	3,847,190
3,100	Cosan SA Indústria e Comércio	39,783
5,100	CPFL Energia SA	41,894
131,100	CVC Brasil Operadora e Agencia de Viagens SA	1,203,011
7,900	Duratex SA	21,445
7,700	EDP — Energias do Brasil SA	34,004
16,900	Embraer SA	97,461
4,100	Engie Brasil Energia SA	48,766
5,000	Equatorial Energia SA	95,719
6,300	Fibria Celulose SA	53,859
115,000	Fleury SA	1,602,329
8,800	Hypermarcas SA	76,676
18,100	JBS SA	68,113
14,000	Klabin SA	69,795
34,900	Kroton Educacional SA	153,447
125,578	Localiza Rent a Car SA	1,556,245
4,800	Lojas Americanas SA	20,688
16,200	Lojas Renner SA	133,129
900	M Dias Branco SA	40,005
108	Multiplan Empreendimentos Imobiliarios SA, ADR*	2,289
2,000	Multiplan Empreendimentos Imobiliarios SA	41,356
118,700	Natura Cosméticos SA	978,127
6,700	Odontoprev SA	25,752
47,000	Ouro Fino Saude Animal Participacoes SA	392,284
70,236	Petroleo Brasileiro SA*	360,544
2,900	Porto Seguro SA	26,956
5,500	Qualicorp SA	34,867
5,800	Raia Drogasil SA	110,810
20,300	Rumo Logistica Operadora Multimodal SA*	56,021
85,000	Smiles SA	1,687,369
4,500	Sul America SA	28,108
21,500	TIM Participações SA	67,492
9,172	Ultrapar Participações SA	192,933
32,500	Vale SA	342,028
49,000	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	406,613

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Brazil — 8.0% — (continued)
14,300	WEG SA	$78,098

	Total Brazil	33,649,437

Chile — 0.3%
64,048	AES Gener SA	24,427
65,824	Aguas Andinas SA, Class A Shares	35,136
622,256	Banco de Chile	75,627
948	Banco de Credito e Inversiones	51,303
1,670,620	Banco Santander Chile	91,642
32,110	Cencosud SA	95,053
3,735	Cia Cervecerias Unidas SA	44,194
199,393	Colbun SA	39,268
3,852	Empresa Nacional de Telecomunicaciones SA*	42,368
31,738	Empresas CMPC SA	70,870
11,495	Empresas COPEC SA	119,519
725,988	Enel Americas SA	141,222
498,330	Enel Chile SA	51,270
82,440	Enel Generacion Chile SA	56,037
3,934,534	Itau CorpBanca	31,706
7,569	Latam Airlines Group SA*	77,076
15,303	SACI Falabella	123,835

	Total Chile	1,170,553

China — 19.2%
25,000	3SBio Inc.*(a)	30,424
1,930	58.com Inc., ADR*	70,638
177,763	AAC Technologies Holdings Inc.	1,867,061
562,000	Agricultural Bank of China Ltd., Class H Shares(b)	258,887
46,000	Air China Ltd., Class H Shares(b)	35,417
89,531	Alibaba Group Holding Ltd., ADR*	9,212,740
100,000	Aluminum Corp. of China Ltd., Class H Shares*(b)	49,963
31,000	Anhui Conch Cement Co., Ltd., Class H Shares(b)	108,201
25,000	ANTA Sports Products Ltd.	75,674
53,000	AviChina Industry & Technology Co., Ltd., Class H Shares(b)	38,546
33,850	Baidu Inc., ADR*	5,894,300
1,926,000	Bank of China Ltd., Class H Shares(b)	973,634
222,000	Bank of Communications Co., Ltd., Class H Shares(b)	177,323
38,000	Beijing Capital International Airport Co., Ltd., Class H Shares(b)	40,737
400,000	Beijing Originwater Technology Co., Ltd., Class A Shares	955,882
160,000	Belle International Holdings Ltd.	110,472
16,000	BYD Co., Ltd., Class H Shares(b)	93,820
267,000	CGN Power Co., Ltd., Class H Shares(a)(b)	81,191
221,000	China Cinda Asset Management Co., Ltd., Class H Shares(b)	87,032
226,000	China CITIC Bank Corp., Ltd., Class H Shares(b)	154,993
52,000	China Coal Energy Co., Ltd., Class H Shares*(b)	27,514
112,000	China Communications Construction Co., Ltd., Class H Shares(b)	144,394
60,000	China Communications Services Corp., Ltd., Class H Shares(b)	40,130
34,000	China Conch Venture Holdings Ltd.	67,406
9,567,380	China Construction Bank Corp., Class H Shares(b)	7,864,864
79,000	China Everbright Bank Co., Ltd., Class H Shares(b)	39,963
104,000	China Evergrande Group	78,125
74,500	China Galaxy Securities Co., Ltd., Class H Shares(b)	72,947
123,000	China Huarong Asset Management Co., Ltd., Class H Shares*(a)(b)	48,315
102,000	China Huishan Dairy Holdings Co., Ltd.(c)	37,321
175,000	China Life Insurance Co., Ltd., Class H Shares(b)	534,622
40,700	China Lodging Group Ltd., ADR*	2,359,379

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China — 19.2% — (continued)
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(b)	$68,725
1,280,000	China Maple Leaf Educational Systems Ltd.(c)	843,733
1,688,000	China Medical System Holdings Ltd.	2,745,641
69,000	China Mengniu Dairy Co., Ltd.	136,165
88,500	China Merchants Bank Co., Ltd., Class H Shares(b)	235,828
149,000	China Minsheng Banking Corp., Ltd., Class H Shares(b)	170,296
74,000	China National Building Material Co., Ltd., Class H Shares(b)	53,917
46,000	China Oilfield Services Ltd., Class H Shares(b)	45,751
59,600	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	218,777
614,000	China Petroleum & Chemical Corp., Class H Shares(b)	474,963
50,000	China Railway Construction Corp., Ltd., Class H Shares(b)	70,754
101,000	China Railway Group Ltd., Class H Shares(b)	88,403
1,699,000	China Resources Phoenix Healthcare Holdings Co., Ltd.*	2,101,975
799,000	China Shenhua Energy Co., Ltd., Class H Shares(b)	1,669,177
46,000	China Southern Airlines Co., Ltd., Class H Shares(b)	29,941
352,000	China Telecom Corp., Ltd., Class H Shares(b)	165,182
33,200	China Vanke Co., Ltd., Class H Shares(b)	83,310
21,700	Chongqing Changan Automobile Co., Ltd., Class B Shares	30,639
64,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(b)	44,890
54,500	CITIC Securities Co., Ltd., Class H Shares(b)	116,418
1,349,442	CNOOC Ltd.	1,598,870
142,000	Country Garden Holdings Co., Ltd.	101,817
105,000	CRRC Corp., Ltd., Class H Shares(b)	100,806
104,000	CSPC Pharmaceutical Group Ltd.	127,107
8,875	Ctrip.com International Ltd., ADR*	421,030
68,000	Dongfeng Motor Group Co., Ltd., Class H Shares(b)	80,615
16,000	ENN Energy Holdings Ltd.	77,198
65,500	Fosun International Ltd.	102,956
1,252,000	Fu Shou Yuan International Group Ltd.	729,943
11,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(b)	36,104
135,000	Geely Automobile Holdings Ltd.	182,844
34,400	GF Securities Co., Ltd., Class H Shares(b)	75,711
313,000	GOME Electrical Appliances Holding Ltd.	43,557
78,500	Great Wall Motor Co., Ltd., Class H Shares(b)	96,508
52,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(b)	87,234
24,400	Guangzhou R&F Properties Co., Ltd., Class H Shares(b)	33,705
16,000	Haitian International Holdings Ltd.	33,613
77,600	Haitong Securities Co., Ltd., Class H Shares(b)	142,013
18,500	Hengan International Group Co., Ltd.	157,886
540,000	HengTen Networks Group Ltd.*	13,289
108,000	Huaneng Power International Inc., Class H Shares(b)	73,606
100,000	Huaneng Renewables Corp., Ltd., Class H Shares(b)	33,975
36,800	Huatai Securities Co., Ltd., Class H Shares(a)(b)	75,120
1,807,000	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	1,183,151
144,057	JD.com Inc., ADR*	4,403,822
30,000	Jiangsu Expressway Co., Ltd., Class H Shares(b)	39,547
32,000	Jiangxi Copper Co., Ltd., Class H Shares(b)	53,876
20,000	Kingsoft Corp., Ltd.	43,957
30,929	Kweichow Moutai Co., Ltd, Class A Shares	1,600,425
182,000	Lenovo Group Ltd.	109,375
37,000	Longfor Properties Co., Ltd.	59,273
18,242	NetEase Inc., ADR	5,564,905
19,500	New China Life Insurance Co., Ltd., Class H Shares(b)	95,951
3,358	New Oriental Education & Technology Group Inc., ADR*	162,561
176,000	People’s Insurance Co. Group of China Ltd., Class H Shares(b)	72,246
496,000	PetroChina Co., Ltd., Class H Shares(b)	376,832

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China — 19.2% — (continued)
106,000	PICC Property & Casualty Co., Ltd., Class H Shares(b)	$162,198
124,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	660,224
898	Qunar Cayman Islands Ltd., ADR*	27,308
69,200	Semiconductor Manufacturing International Corp.*	89,863
48,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(b)	28,860
72,000	Shanghai Electric Group Co., Ltd., Class H Shares*(b)	37,298
10,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(b)	34,377
195,000	Shanghai International Airport Co., Ltd., Class A Shares	780,409
23,100	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	33,971
17,400	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(b)	44,785
296,000	Shenzhou International Group Holdings Ltd.	1,764,063
1,386	SINA Corp.*	96,369
76,000	Sino-Ocean Group Holding Ltd.	37,733
31,500	Sinopec Engineering Group Co., Ltd., Class H Shares(b)	28,582
88,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares(b)	53,247
294,000	Sinopharm Group Co., Ltd., Class H Shares(b)	1,357,715
51,000	Sinotrans Ltd., Class H Shares(b)	23,065
52,500	SOHO China Ltd.	27,167
47,000	Sunac China Holdings Ltd.	48,812
17,000	Sunny Optical Technology Group Co., Ltd.	109,222
25,061	TAL Education Group, ADR*(c)	2,167,025
387,531	Tencent Holdings Ltd.	10,295,542
50,000	Tingyi Cayman Islands Holding Corp.	56,027
23,000	TravelSky Technology Ltd., Class H Shares(b)	50,132
10,000	Tsingtao Brewery Co., Ltd., Class H Shares(b)	45,956
10,139	Vipshop Holdings Ltd., ADR*	131,908
145,000	Want Want China Holdings Ltd.	93,313
784	Weibo Corp., ADR*(c)	39,608
1,193,600	Weichai Power Co., Ltd., Class H Shares(b)	2,097,257
46,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(b)	36,934
724	YY Inc., ADR*	32,066
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(b)	40,471
275,000	Zhengzhou Yutong Bus Co., Ltd., Class A Shares	815,284
14,000	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(b)	75,311
146,000	Zijin Mining Group Co., Ltd., Class H Shares(b)	54,996
19,000	ZTE Corp., Class H Shares(b)	30,911

	Total China	80,725,837

Colombia — 0.1%
11,531	Cementos Argos SA	46,070
2,215	Corp. Financiera Colombiana SA	22,192
123,625	Ecopetrol SA*	55,725
7,386	Grupo Argos SA	49,839
5,939	Grupo de Inversiones Suramericana SA	74,187
9,779	Interconexion Electrica SA ESP	37,401

	Total Colombia	285,414

Czech Republic — 0.0%
4,079	CEZ AS	72,099
1,924	Komercní Banka AS	69,200
1,576	O2 Czech Republic AS	16,874

	Total Czech Republic	158,173

Egypt — 0.7%
26,352	Commercial International Bank Egypt SAE, GDR	119,499
657,076	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	2,945,081

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Egypt — 0.7% — (continued)
66,557	Global Telecom Holding SAE*	$25,715
23,564	Talaat Moustafa Group	11,559

	Total Egypt	3,101,854

Georgia — 0.5%
63,000	BGEO Group PLC	2,193,854

Greece — 0.1%
34,948	Alpha Bank AE*	63,329
46,981	Eurobank Ergasias SA*	31,366
847	FF Group*	16,593
6,204	Hellenic Telecommunications Organization SA	55,688
2,580	JUMBO SA	36,477
138,699	National Bank of Greece SA*	35,281
5,636	OPAP SA	50,705
165,662	Piraeus Bank SA*	32,135
1,168	Titan Cement Co. SA	27,834

	Total Greece	349,408

Hong Kong — 4.2%
294,000	AIA Group Ltd.	1,855,512
82,000	Alibaba Health Information Technology Ltd.*	35,976
290,000	Alibaba Pictures Group Ltd.*	48,522
13,000	Beijing Enterprises Holdings Ltd.	67,802
3,968,000	Beijing Enterprises Water Group Ltd.	2,837,489
76,000	Brilliance China Automotive Holdings Ltd.	119,290
62,000	China Everbright International Ltd.	80,248
24,000	China Everbright Ltd.	47,616
44,000	China Gas Holdings Ltd.	65,274
94,000	China Jinmao Holdings Group Ltd.	29,185
32,000	China Merchants Port Holdings Co., Ltd.	89,158
150,500	China Mobile Ltd.	1,659,759
85,037	China Mobile Ltd., ADR	4,699,145
92,000	China Overseas Land & Investment Ltd.	282,919
84,000	China Power International Development Ltd.	32,590
40,000	China Resources Beer Holdings Co., Ltd.*	90,904
22,000	China Resources Gas Group Ltd.	67,238
70,000	China Resources Land Ltd.	190,860
48,000	China Resources Power Holdings Co., Ltd.	86,887
46,000	China State Construction International Holdings Ltd.	75,180
40,800	China Taiping Insurance Holdings Co., Ltd.*	95,429
132,000	China Unicom Hong Kong Ltd.	160,096
110,000	CITIC Ltd.	157,701
42,000	COSCO SHIPPING Ports Ltd.	46,769
50,000	Far East Horizon Ltd.	48,113
167,500	Fullshare Holdings Ltd.(c)	64,932
226,000	Galaxy Entertainment Group Ltd.	1,083,348
329,000	GCL-Poly Energy Holdings Ltd.*	44,938
72,000	Guangdong Investment Ltd.	98,290
32,000	Haier Electronics Group Co., Ltd.	58,751
82,000	Kunlun Energy Co., Ltd.	71,327
2,572,800	Man Wah Holdings Ltd.	1,690,730
41,000	Nine Dragons Paper Holdings Ltd.	52,040
13,000	Shanghai Industrial Holdings Ltd.	36,226
31,000	Shimao Property Holdings Ltd.	44,495
112,000	Sino Biopharmaceutical Ltd.	96,504
60,000	Sun Art Retail Group Ltd.	57,738

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong — 4.2% — (continued)
389,500	Techtronic Industries Co., Ltd.	$1,397,072

	Total Hong Kong	17,766,053

Hungary — 0.8%
928	MOL Hungarian Oil & Gas PLC	63,625
115,592	OTP Bank PLC	3,360,223
3,531	Richter Gedeon Nyrt	78,367

	Total Hungary	3,502,215

India — 7.9%
1,137	ACC Ltd.	24,003
20,916	Adani Ports & Special Economic Zone Ltd.	94,434
8,509	Ambuja Cements Ltd.	29,122
1,939	Apollo Hospitals Enterprise Ltd.	37,806
1,317,672	Ashok Leyland Ltd.	1,796,404
7,256	Asian Paints Ltd.	111,411
6,644	Aurobindo Pharma Ltd.	67,327
40,411	Axis Bank Ltd.	305,725
80,448	Axis Bank Ltd., Class Registered Shares, GDR	3,061,716
2,121	Bajaj Auto Ltd.	87,361
4,070	Bajaj Finance Ltd.	67,707
600	Bajaj Finserv Ltd.	35,685
2,647	Bharat Forge Ltd.	41,747
14,824	Bharat Heavy Electricals Ltd.	36,021
12,639	Bharat Petroleum Corp., Ltd.	126,835
25,305	Bharti Airtel Ltd.	139,671
14,409	Bharti Infratel Ltd.	61,329
190	Bosch Ltd.	61,528
179,174	Cadila Healthcare Ltd.	1,184,973
11,420	Cairn India Ltd.	48,621
152,855	Cholamandalam Investment and Finance Co., Ltd.	2,224,972
8,741	Cipla Ltd.	76,335
17,538	Coal India Ltd.	84,599
841	Container Corp. Of India Ltd.	15,341
13,307	Dabur India Ltd.	55,113
2,753	Divi’s Laboratories Ltd.	31,185
2,984	Dr Reddy’s Laboratories Ltd.	127,284
308	Eicher Motors Ltd.	111,210
655,000	Fortis Healthcare Ltd.*	1,895,835
8,018	GAIL India Ltd.	62,127
3,495	Glenmark Pharmaceuticals Ltd.	48,180
3,003	Godrej Consumer Products Ltd.	74,389
5,044	Grasim Industries Ltd.*	74,392
6,303	Havells India Ltd.	38,351
14,240	HCL Technologies Ltd.	179,160
101,000	HDFC Bank Ltd.	2,104,362
1,260	Hero MotoCorp Ltd.	59,059
28,229	Hindalco Industries Ltd.	77,995
9,949	Hindustan Petroleum Corp., Ltd.	80,237
16,456	Hindustan Unilever Ltd.	213,823
36,666	Housing Development Finance Corp., Ltd.	752,255
27,881	ICICI Bank Ltd.	115,642
32,040	Idea Cellular Ltd.	55,138
7,459	Indiabulls Housing Finance Ltd., ADR	96,975
44,655	Infosys Ltd.	677,373
80,577	ITC Ltd.	315,723

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India — 7.9% — (continued)
21,380	JSW Steel Ltd.	$59,934
7,998	Larsen & Toubro Ltd.	176,107
7,539	LIC Housing Finance Ltd.	63,034
5,580	Lupin Ltd.	122,934
7,018	Mahindra & Mahindra Financial Services Ltd.	30,619
9,418	Mahindra & Mahindra Ltd.	184,205
11,385	Marico Ltd.	48,193
2,669	Maruti Suzuki India Ltd.	237,152
7,974	Motherson Sumi Systems Ltd.	41,735
584	Nestle India Ltd.	54,616
41,679	NTPC Ltd.	101,829
32,550	Oil & Natural Gas Corp., Ltd.	94,403
150,000	Phoenix Mills Ltd.	854,425
1,959	Piramal Enterprises Ltd.	53,964
16,158	Power Finance Corp., Ltd.	32,877
31,516	Reliance Industries Ltd.	584,637
211	Shree Cement Ltd.	52,096
3,722	Shriram Transport Finance Co., Ltd.	51,567
1,788	Siemens Ltd.	32,356
39,231	State Bank of India	157,759
90,000	Strides Shasun Ltd.	1,565,659
22,650	Sun Pharmaceutical Industries Ltd.	229,960
80,000	Supreme Industries Ltd.	1,213,441
153,313	Syngene International Ltd.(a)	1,154,823
11,365	Tata Consultancy Services Ltd.	418,533
38,144	Tata Motors Ltd.	257,666
9,692	Tata Motors Ltd., Class A Shares	40,106
28,154	Tata Power Co. Ltd.	34,831
7,620	Tata Steel Ltd.	55,035
11,467	Tech Mahindra Ltd.	84,252
7,849	Titan Co., Ltd.	51,538
226,000	TVS Motor Co., Ltd.	1,454,050
2,013	UltraTech Cement Ltd.	113,553
1,653	United Spirits Ltd.*	58,182
8,964	UPL Ltd.	96,242
26,211	Vedanta Ltd.	101,776
15,561	Wipro Ltd.	113,594
278,864	Yes Bank Ltd.	6,052,611
14,516	Zee Entertainment Enterprises Ltd.	110,446

	Total India	33,307,221

Indonesia — 3.7%
363,400	Adaro Energy Tbk PT	46,080
44,800	AKR Corporindo Tbk PT	21,343
4,424,900	Astra International Tbk PT	2,714,006
285,700	Bank Central Asia Tbk PT	328,812
84,900	Bank Danamon Indonesia Tbk PT	31,175
3,476,762	Bank Mandiri Persero Tbk PT	2,942,325
188,600	Bank Negara Indonesia Persero Tbk PT	88,308
3,765,500	Bank Rakyat Indonesia Persero Tbk PT	3,327,679
192,800	Bumi Serpong Damai Tbk PT	26,400
186,200	Charoen Pokphand Indonesia Tbk PT	43,283
12,100	Gudang Garam Tbk PT	59,779
235,900	Hanjaya Mandala Sampoerna Tbk PT	68,456
37,200	Indocement Tunggal Prakarsa Tbk PT	42,309
58,600	Indofood CBP Sukses Makmur Tbk PT	36,580

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Indonesia — 3.7% — (continued)
110,900	Indofood Sukses Makmur Tbk PT	$67,557
54,967	Jasa Marga Persero Tbk PT	19,688
531,900	Kalbe Farma Tbk PT	60,330
1,980,000	Link Net Tbk PT	720,068
464,800	Lippo Karawaci Tbk PT	25,611
59,178	Matahari Department Store Tbk PT	60,373
125,600	Media Nusantara Citra Tbk PT	15,617
275,400	Perusahaan Gas Negara Persero Tbk	58,373
1,555,600	Semen Indonesia Persero Tbk PT	1,121,392
254,000	Summarecon Agung Tbk PT	26,058
147,100	Surya Citra Media Tbk PT	32,526
1,178,087	Telekomunikasi Indonesia Persero Tbk PT	338,459
103,350	Telekomunikasi Indonesia Persero Tbk PT, ADR(c)	2,945,475
60,800	Tower Bersama Infrastructure Tbk PT	22,787
38,700	Unilever Indonesia Tbk PT	122,392
42,400	United Tractors Tbk PT	78,338
119,000	Waskita Karya Persero Tbk PT	22,099
94,700	XL Axiata Tbk PT*	21,206

	Total Indonesia	15,534,884

Jordan — 0.2%
32,500	Hikma Pharmaceuticals PLC	866,145

Kenya — 0.5%
12,500,000	Safaricom Ltd.	2,162,434

Malaysia — 0.9%
31,600	AirAsia Bhd	19,210
25,600	Alliance Financial Group Bhd	21,960
46,100	AMMB Holdings Bhd	48,048
38,800	Astro Malaysia Holdings Bhd	24,898
67,000	Axiata Group Bhd	66,785
18,800	Berjaya Sports Toto Bhd	12,365
118,353	British American Tobacco Malaysia Bhd	1,291,687
76,907	CIMB Group Holdings Bhd	86,016
78,500	Dialog Group Bhd	29,694
88,600	DiGi.Com Bhd	100,604
32,100	Felda Global Ventures Holdings Bhd	13,578
42,500	Gamuda Bhd	46,986
56,600	Genting Bhd	117,879
74,700	Genting Malaysia Bhd	88,253
5,900	Genting Plantations Bhd	15,255
14,100	HAP Seng Consolidated Bhd	28,702
16,500	Hartalega Holdings Bhd	18,056
16,600	Hong Leong Bank Bhd	50,728
5,900	Hong Leong Financial Group Bhd	19,998
72,200	IHH Healthcare Bhd	97,736
72,500	IJM Corp. Bhd	54,702
56,900	IOI Corp. Bhd	59,968
39,000	IOI Properties Group Bhd	18,534
10,800	Kuala Lumpur Kepong Bhd	58,754
8,600	Lafarge Malaysia Bhd	12,783
86,600	Malayan Banking Bhd	167,632
18,900	Malaysia Airports Holdings Bhd	27,582
47,600	Maxis Bhd	67,641
28,400	MISC Bhd	47,355
60,500	Petronas Chemicals Group Bhd	98,765

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Malaysia — 0.9% — (continued)
5,000	Petronas Dagangan Bhd	$27,581
17,400	Petronas Gas Bhd	78,442
12,000	PPB Group Bhd	44,733
60,800	Public Bank Bhd	273,265
20,300	RHB Bank Bhd	22,115
83,200	SapuraKencana Petroleum Bhd*	35,524
63,800	Sime Darby Bhd	128,750
28,900	Telekom Malaysia Bhd	40,075
75,200	Tenaga Nasional Bhd	229,239
11,800	UMW Holdings Bhd	14,706
25,800	Westports Holdings Bhd	23,287
109,000	YTL Corp. Bhd	38,038
52,300	YTL Power International Bhd	17,544

	Total Malaysia	3,785,453

Malta — 0.0%
8,548	Brait SE*	48,001

Mexico — 3.8%
71,300	Alfa SAB de CV, Class A Shares	90,919
232,178	América Móvil SAB de CV, Class L Shares, ADR	2,950,982
794,600	América Móvil SAB de CV, Series L	505,437
10,600	Arca Continental SAB de CV	59,485
353,700	Cemex SAB de CV*	298,572
12,600	Coca-Cola Femsa SAB de CV, Series L	82,775
762,000	Concentradora Hipotecaria SAPI de CV, REIT	864,345
4,730	El Puerto de Liverpool SAB de CV, Class C1 Shares	32,893
64,800	Fibra Uno Administracion SA de CV, REIT	93,822
46,078	Fomento Economico Mexicano SAB de CV	371,486
25,340	Fomento Económico Mexicano SAB de CV, ADR	2,040,884
24,800	Gentera SAB de CV	32,797
5,475	Gruma SAB de CV, Class B Shares	71,919
9,086	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	78,734
5,255	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	83,174
41,400	Grupo Bimbo SAB de CV, Series A	97,815
14,300	Grupo Carso SAB de CV, Series A1	60,548
59,736	Grupo Financiero Banorte SAB de CV, Class O Shares	297,260
59,000	Grupo Financiero Inbursa SAB de CV, Class O Shares	84,603
38,079	Grupo Financiero Santander Mexico SAB de CV, Class B Shares	57,067
282	Grupo Financiero Santander Mexico SAB de CV, Class B Shares, ADR	2,121
15,700	Grupo Lala SAB de CV, Class B Shares	25,850
491,135	Grupo México SAB de CV, Series B	1,487,962
57,017	Grupo Televisa SAB	291,023
3,515	Industrias Peñoles SAB de CV	83,276
13,163	Infraestructura Energetica Nova SAB de CV	56,383
712,900	Kimberly-Clark de México SAB de CV, Class A Shares	1,346,567
27,162	Mexichem SAB de CV	64,175
19,800	OHL Mexico SAB de CV	20,774
1,083,216	PLA Administradora Industrial S de RL de CV, REIT*	1,601,250
6,730	Promotora y Operadora de Infraestructura SAB de CV*	62,813
530,000	Qualitas Controladora SAB de CV	824,090
757,000	Unifin Financiera SAB de CV SOFOM ENR	1,712,071
121,879	Wal-Mart de Mexico SAB de CV	237,188

	Total Mexico	16,071,060

Pakistan — 0.9%
544,000	Habib Bank Ltd.	1,414,527

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Pakistan — 0.9% — (continued)
606,162	Oil & Gas Development Co., Ltd.	$905,763
907,216	Pakistan Petroleum Ltd.	1,500,340

	Total Pakistan	3,820,630

Peru — 0.6%
4,824	Cia de Minas Buenaventura SAA, ADR	59,335
15,279	Credicorp Ltd.	2,515,229
2,150	Southern Copper Corp.	78,819

	Total Peru	2,653,383

Philippines — 1.4%
49,060	Aboitiz Equity Ventures Inc.	71,722
37,300	Aboitiz Power Corp.	31,917
52,800	Alliance Global Group Inc.	13,329
6,250	Ayala Corp.	97,956
2,035,100	Ayala Land Inc.	1,429,052
18,090	Bank of the Philippine Islands	33,839
49,764	BDO Unibank Inc.	114,359
101,900	DMCI Holdings Inc.	25,702
238,200	Energy Development Corp.	27,976
845	Globe Telecom Inc.	30,755
1,980	GT Capital Holdings Inc.	47,649
12,950	International Container Terminal Services Inc.	19,569
72,360	JG Summit Holdings Inc.	111,848
10,760	Jollibee Foods Corp.	43,169
284,600	Megaworld Corp.	20,599
331,200	Metro Pacific Investments Corp.	44,806
16,230	Metropolitan Bank & Trust Co.	26,156
2,465	PLDT Inc.	71,150
46,776	PLDT Inc., ADR	1,311,131
41,400	Robinsons Land Corp.	19,515
1,358,000	Robinsons Retail Holdings Inc.	2,193,093
6,080	SM Investments Corp.	79,978
208,700	SM Prime Holdings Inc.	122,016
22,070	Universal Robina Corp.	70,231

	Total Philippines	6,057,517

Poland — 0.3%
2,267	Alior Bank SA*	36,398
839	Bank Handlowy w Warszawie SA	16,251
15,277	Bank Millennium SA*	25,623
3,992	Bank Pekao SA	137,274
873	Bank Zachodni WBK SA	75,367
673	CCC SA	37,300
4,756	Cyfrowy Polsat SA*	27,109
1,916	Eurocash SA	15,653
1,123	Grupa Azoty SA	19,127
2,342	Grupa Lotos SA*	27,986
3,524	KGHM Polska Miedz SA	111,547
32	LPP SA	44,615
371	mBank SA*	36,082
16,889	Orange Polska SA	19,664
21,259	PGE Polska Grupa Energetyczna SA	61,980
8,104	Polski Koncern Naftowy ORLEN SA	187,632
44,416	Polskie Gornictwo Naftowe i Gazownictwo SA	68,222
22,047	Powszechna Kasa Oszczednosci Bank Polski SA	180,424

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Poland — 0.3% — (continued)
14,150	Powszechny Zaklad Ubezpieczen SA	$125,524
14,745	Synthos SA	21,301
26,657	Tauron Polska Energia SA*	19,652

	Total Poland	1,294,731

Qatar — 0.2%
2,726	Barwa Real Estate Co.	29,820
5,147	Commercial Bank QSC	43,820
20,281	Ezdan Holding Group QSC	84,786
3,938	Industries Qatar QSC*	128,688
9,762	Masraf Al Rayan QSC*	107,544
2,090	Ooredoo QSC	60,841
737	Qatar Electricity & Water Co. QSC*	45,538
7,216	Qatar Gas Transport Co., Ltd.	46,650
3,533	Qatar Insurance Co. SAQ	70,443
1,581	Qatar Islamic Bank SAQ	44,296
5,954	Qatar National Bank SAQ	246,936

	Total Qatar	909,362

Romania — 0.0%
6,036	New Europe Property Investments PLC	67,989

Russia — 5.4%
1,096,126	Alrosa PJSC	1,729,912
261,729	Gazprom PJSC	601,241
315,442	Gazprom PJSC, ADR	1,405,599
768,465	Inter RAO UES PJSC	53,032
10,203	Lukoil PJSC	539,779
63,560	Lukoil PJSC, ADR	3,360,735
41,635	Magnit PJSC, Class Registered Shares, GDR	1,515,728
1,399	MMC Norilsk Nickel PJSC	223,309
307,409	Mobile TeleSystems PJSC, ADR(c)	3,157,090
34,460	Moscow Exchange MICEX-RTS PJSC	72,958
2,301	Novatek PJSC, Class Registered Shares, GDR	297,582
2,462	PhosAgro PJSC, Class Registered Shares, GDR	33,895
29,370	Rosneft Oil Co. PJSC	166,708
23,120	Rostelecom PJSC	30,939
3,861,276	RusHydro PJSC	62,085
1,992,800	Sberbank of Russia PJSC	5,329,429
158,000	Sberbank of Russia PJSC, ADR	1,730,100
5,290	Severstal PJSC	75,026
4,280	Sistema PJSC FC, Class Registered Shares, GDR	38,109
181,300	Surgutneftegas OJSC	91,362
1	T Plus PJSC*(d)	—
32,242	Tatneft PJSC	188,454
131,070,000	VTB Bank PJSC	148,502
88,000	Yandex NV, Class A Shares*	1,980,000

	Total Russia	22,831,574

South Africa — 7.6%
621,000	Advtech Ltd.	898,777
1,362	Anglo American Platinum Ltd.*	31,493
10,268	AngloGold Ashanti Ltd.*	112,732
46,644	Aspen Pharmacare Holdings Ltd.	1,007,992
10,729	Barclays Africa Group Ltd.	124,285
8,047	Bid Corp., Ltd.	161,221
134,199	Bidvest Group Ltd.	1,584,232

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa — 7.6% — (continued)
1,019	Capitec Bank Holdings Ltd.	$56,322
5,703	Coronation Fund Managers Ltd.	29,280
8,972	Discovery Ltd.	84,154
3,612	Exxaro Resources Ltd.	29,687
77,269	FirstRand Ltd.	292,868
24,223	Fortress Income Fund Ltd., Class A Shares	32,104
19,183	Fortress Income Fund Ltd., Class B Shares	50,933
5,307	Foschini Group Ltd.	65,632
19,690	Gold Fields Ltd.	59,776
53,531	Growthpoint Properties Ltd., REIT	107,971
6,123	Hyprop Investments Ltd., REIT	58,539
15,793	Impala Platinum Holdings Ltd.*	52,803
143,260	Imperial Holdings Ltd.	1,824,473
6,258	Investec Ltd.	44,000
2,924	Liberty Holdings Ltd.	24,773
499,323	Life Healthcare Group Holdings Ltd.	1,271,978
2,726	Massmart Holdings Ltd.	31,136
26,001	MMI Holdings Ltd.	48,774
2,995	Mondi Ltd.	68,590
6,081	Mr Price Group Ltd.	78,764
39,462	MTN Group Ltd.	360,100
41,140	Naspers Ltd., Class N Shares	6,572,634
88,967	Nedbank Group Ltd.	1,654,951
24,015	Netcare Ltd.	58,262
6,133	Pick n Pay Stores Ltd.	32,458
3,220	Pioneer Foods Group Ltd.	40,189
1,522,723	PPC Ltd.*	765,571
2,310	PSG Group Ltd.	44,263
16,688	Rand Merchant Investment Holdings Ltd.	51,109
110,364	Redefine Properties Ltd., REIT	91,376
13,416	Remgro Ltd.	228,348
7,284	Resilient REIT Ltd.	66,618
497,000	Rhodes Food Group Pty Ltd.	954,018
17,802	RMB Holdings Ltd.	86,043
334,040	Sanlam Ltd.	1,726,838
13,685	Sappi Ltd.	85,175
13,031	Sasol Ltd.	370,485
214,984	Shoprite Holdings Ltd.	3,100,840
18,532	Sibanye Gold Ltd.	37,574
56,673	Spar Group Ltd.	771,335
157,404	Standard Bank Group Ltd.	1,719,462
73,421	Steinhoff International Holdings NV	391,097
6,698	Telkom SA SOC Ltd.	34,789
4,122	Tiger Brands Ltd.	131,240
840,000	Transaction Capital Ltd.	924,228
11,473	Truworths International Ltd.	76,246
9,195	Tsogo Sun Holdings Ltd.	19,344
162,897	Vodacom Group Ltd.	1,836,997
278,916	Woolworths Holdings Ltd.	1,487,535

	Total South Africa	31,952,414

South Korea — 10.5%
815	Amorepacific Corp.	216,082
706	AMOREPACIFIC Group	80,836
502	BGF retail Co., Ltd.	45,159
6,659	BNK Financial Group Inc.	50,925

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea — 10.5% — (continued)
1,997	Celltrion Inc.*	$178,444
1,752	Cheil Worldwide Inc.	29,266
200	CJ CheilJedang Corp.	64,283
369	CJ Corp.	56,112
479	CJ E&M Corp.	32,980
174	CJ Korea Express Corp.*	26,445
25,823	Coway Co., Ltd.	2,037,397
706	Daelim Industrial Co., Ltd.*	51,988
3,187	Daewoo Engineering & Construction Co., Ltd.*	17,152
4,444	DGB Financial Group Inc.	40,743
1,253	Dongbu Insurance Co., Ltd.	67,486
890	Dongsuh Cos., Inc.	20,000
1,210	Doosan Heavy Industries & Construction Co., Ltd.	26,154
497	E-MART Inc.	91,049
1,257	GS Engineering & Construction Corp.*	33,029
1,305	GS Holdings Corp.	63,807
684	GS Retail Co., Ltd.	31,713
7,502	Hana Financial Group Inc.	232,921
1,885	Hankook Tire Co., Ltd.*	99,293
141	Hanmi Pharm Co., Ltd.*	39,826
314	Hanmi Science Co., Ltd.*(c)	18,129
4,728	Hanon Systems	38,180
268	Hanssem Co., Ltd.	52,448
2,668	Hanwha Chemical Corp.	59,640
1,147	Hanwha Corp.	36,727
251,590	Hanwha Life Insurance Co., Ltd.*	1,443,967
844	Hotel Shilla Co., Ltd.(c)	37,995
534	Hyosung Corp.	61,907
389	Hyundai Department Store Co., Ltd.	34,086
1,430	Hyundai Development Co-Engineering & Construction	55,215
1,836	Hyundai Engineering & Construction Co., Ltd.	77,381
476	Hyundai Glovis Co., Ltd.	64,240
1,058	Hyundai Heavy Industries Co., Ltd.*	153,477
1,582	Hyundai Marine & Fire Insurance Co., Ltd.	45,190
13,708	Hyundai Mobis Co., Ltd.	3,081,554
3,785	Hyundai Motor Co.	498,825
2,041	Hyundai Steel Co.	112,466
416	Hyundai Wia Corp.	24,535
6,416	Industrial Bank of Korea*	69,817
760	Kakao Corp.*(c)	57,128
2,983	Kangwon Land Inc.*	92,947
64,440	KB Financial Group Inc.	2,661,129
148	KCC Corp.	45,205
571	KEPCO Plant Service & Engineering Co., Ltd.*	30,635
6,127	Kia Motors Corp.	206,292
1,483	Korea Aerospace Industries Ltd.*	76,227
6,010	Korea Electric Power Corp.*	229,960
714	Korea Gas Corp.*	30,759
993	Korea Investment Holdings Co., Ltd.*	41,251
216	Korea Zinc Co., Ltd.*	79,299
930	Korean Air Lines Co., Ltd.*	23,606
14,505	KT&G Corp.	1,310,520
465	Kumho Petrochemical Co., Ltd.	31,444
1,069	LG Chem Ltd.	266,439
2,407	LG Corp.	133,237
5,884	LG Display Co., Ltd.	141,694

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea — 10.5% — (continued)
2,689	LG Electronics Inc.	$141,640
1,809	LG Household & Health Care Ltd.	1,400,135
360	LG Innotek Co., Ltd.	38,054
2,683	LG Uplus Corp.	30,260
390	Lotte Chemical Corp.*	125,341
16	Lotte Chilsung Beverage Co., Ltd.*	21,269
145	Lotte Confectionery Co., Ltd.*	24,968
280	Lotte Shopping Co., Ltd.	57,020
10,157	Mirae Asset Daewoo Co., Ltd.*	79,915
4,064	NAVER Corp.	2,778,124
443	NCSoft Corp.	106,779
3,589	NH Investment & Securities Co., Ltd.*	36,706
423	OCI Co., Ltd.	33,235
91	Orion Corp.	57,278
31	Ottogi Corp.	20,432
1,817	POSCO	452,327
1,157	Posco Daewoo Corp.	25,047
482	S-1 Corp.	38,639
405	Samsung Biologics Co., Ltd.*	58,689
1,919	Samsung C&T Corp.	208,100
884	Samsung Card Co., Ltd.	32,982
1,420	Samsung Electro-Mechanics Co., Ltd.	73,234
8,226	Samsung Electronics Co., Ltd.	13,896,212
841	Samsung Fire & Marine Insurance Co., Ltd.	189,037
6,175	Samsung Heavy Industries Co., Ltd.*	60,985
1,775	Samsung Life Insurance Co., Ltd.	167,319
1,391	Samsung SDI Co., Ltd.	158,172
880	Samsung SDS Co., Ltd.	100,856
1,462	Samsung Securities Co., Ltd.	42,726
87,303	Shinhan Financial Group Co., Ltd.	3,576,481
188	Shinsegae Inc.	33,061
1,158	SK Holdings Co., Ltd.	222,528
77,100	SK Hynix Inc.	3,161,873
1,637	SK Innovation Co., Ltd.	223,010
3,204	SK Networks Co., Ltd.	20,866
514	SK Telecom Co., Ltd.	104,562
1,140	S-Oil Corp.	86,851
30,750	Soulbrain Co., Ltd.	1,302,072
7,823	Woori Bank*	91,633
206	Yuhan Corp.	40,638

	Total South Korea	44,375,697

Spain — 0.6%
132,801	CIE Automotive SA	2,552,830

Switzerland — 0.7%
27,400	Luxoft Holding Inc., Class A Shares*	1,607,010
56,800	Wizz Air Holdings PLC*(a)	1,178,309

	Total Switzerland	2,785,319

Taiwan — 7.9%
74,000	Acer Inc.*	35,571
855,090	Advanced Semiconductor Engineering Inc.	1,063,327
8,000	Advantech Co., Ltd.	67,811
235,000	Aerospace Industrial Development Corp.	296,536
60,000	Asia Cement Corp.	59,441
54,000	Asia Pacific Telecom Co., Ltd.*	18,093

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan — 7.9% — (continued)
18,000	Asustek Computer Inc.	$162,765
219,000	AU Optronics Corp.	86,787
515,000	Basso Industry Corp.	1,479,679
4,000	Casetek Holdings Ltd.	13,554
14,000	Catcher Technology Co., Ltd.	117,287
191,000	Cathay Financial Holding Co., Ltd.	300,951
26,000	Chailease Holding Co., Ltd.	55,880
125,080	Chang Hwa Commercial Bank Ltd.	74,805
49,000	Cheng Shin Rubber Industry Co., Ltd.	103,522
13,000	Chicony Electronics Co., Ltd.	30,654
67,000	China Airlines Ltd.	22,049
345,000	China Development Financial Holding Corp.	91,068
88,000	China Life Insurance Co., Ltd.	86,461
258,000	China Steel Corp.	216,939
100,000	Chroma ATE Inc.	305,661
85,000	Chunghwa Telecom Co., Ltd.	281,880
108,000	Compal Electronics Inc.	67,751
393,880	CTBC Financial Holding Co., Ltd.	235,517
49,000	Delta Electronics Inc.	270,757
199,000	E.Sun Financial Holding Co., Ltd.	120,933
5,000	Eclat Textile Co., Ltd.	50,221
51,450	Eva Airways Corp.	25,567
44,000	Evergreen Marine Corp. Taiwan Ltd.*	20,863
82,000	Far Eastern New Century Corp.	73,037
41,000	Far EasTone Telecommunications Co., Ltd.	98,711
8,000	Feng TAY Enterprise Co., Ltd.	33,898
243,485	First Financial Holding Co., Ltd.	143,969
81,000	Formosa Chemicals & Fibre Corp.	256,581
29,000	Formosa Petrochemical Corp.	101,127
94,000	Formosa Plastics Corp.	281,558
20,000	Formosa Taffeta Co., Ltd.	20,321
23,230	Foxconn Technology Co., Ltd.	69,426
156,000	Fubon Financial Holding Co., Ltd.	253,068
7,000	Giant Manufacturing Co., Ltd.	43,147
21,000	Highwealth Construction Corp.	34,147
5,100	Hiwin Technologies Corp.	32,584
878,825	Hon Hai Precision Industry Co., Ltd.	2,564,529
6,000	Hotai Motor Co., Ltd.	68,264
17,000	HTC Corp.*	43,717
186,912	Hua Nan Financial Holdings Co., Ltd.	102,953
227,000	Innolux Corp.	92,165
63,000	Inventec Corp.	46,800
19,541	Largan Precision Co., Ltd.	2,904,776
53,264	Lite-On Technology Corp.	89,524
35,000	MediaTek Inc.	253,929
275,000	Mega Financial Holding Co., Ltd.	213,886
5,000	Merida Industry Co., Ltd.	25,379
17,000	Micro-Star International Co., Ltd.	39,381
120,000	Nan Ya Plastics Corp.	290,114
17,000	Nanya Technology Corp.	25,186
4,000	Nien Made Enterprise Co., Ltd.	39,185
15,000	Novatek Microelectronics Corp.	56,124
2,000	OBI Pharma Inc.*	22,696
49,000	Pegatron Corp.	129,113
4,000	Phison Electronics Corp.	35,134
56,000	Pou Chen Corp.	76,115

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan — 7.9% — (continued)
17,000	Powertech Technology Inc.	$49,424
136,000	Poya International Co., Ltd.	1,575,574
14,539	President Chain Store Corp.	106,518
68,000	Quanta Computer Inc.	139,935
11,000	Realtek Semiconductor Corp.	40,985
21,000	Ruentex Development Co., Ltd.*	26,449
14,000	Ruentex Industries Ltd.	26,599
209,000	Shin Kong Financial Holding Co., Ltd.*	56,453
55,000	Siliconware Precision Industries Co., Ltd.	86,732
258,300	SinoPac Financial Holdings Co., Ltd.	78,699
9,990	Standard Foods Corp.	25,065
35,700	Synnex Technology International Corp.	39,208
4,000	TaiMed Biologics Inc.*	23,925
217,689	Taishin Financial Holding Co., Ltd.	86,183
101,850	Taiwan Business Bank	27,908
84,000	Taiwan Cement Corp.	102,682
195,810	Taiwan Cooperative Financial Holding Co., Ltd.	93,465
19,000	Taiwan Fertilizer Co., Ltd.	26,311
42,000	Taiwan Mobile Co., Ltd.	147,422
2,547,132	Taiwan Semiconductor Manufacturing Co., Ltd.	15,581,577
48,000	Teco Electric and Machinery Co., Ltd.	43,199
6,000	Transcend Information Inc.	16,854
122,000	Uni-President Enterprises Corp.	216,923
307,000	United Microelectronics Corp.	127,443
23,000	Vanguard International Semiconductor Corp.	45,504
62,824	Wistron Corp.	52,578
38,000	WPG Holdings Ltd.	48,076
243,000	Yuanta Financial Holding Co., Ltd.	102,946
22,000	Yulon Motor Co., Ltd.	20,494
10,000	Zhen Ding Technology Holding Ltd.	24,897

	Total Taiwan	33,362,902

Thailand — 2.3%
26,300	Advanced Info Service PCL, NVDR	125,776
108,000	Airports of Thailand PCL, NVDR	119,930
6,400	Bangkok Bank PCL, Class Registered Shares(c)	35,340
97,700	Bangkok Dusit Medical Services PCL, NVDR	56,236
173,300	Bangkok Expressway & Metro PCL, NVDR	34,988
39,300	Banpu PCL, NVDR	22,027
24,800	BEC World PCL, NVDR	11,150
25,000	Berli Jucker PCL, NVDR	32,932
149,400	BTS Group Holdings PCL, NVDR(c)	35,056
9,000	Bumrungrad Hospital PCL, NVDR	45,361
33,700	Central Pattana PCL, NVDR	53,142
68,400	Charoen Pokphand Foods PCL, NVDR	54,845
2,259,700	CP ALL PCL, NVDR	3,879,781
12,600	Delta Electronics Thailand PCL, NVDR	33,376
3,400	Electricity Generating PCL, NVDR	20,153
28,000	Energy Absolute PCL, NVDR(c)	20,046
13,000	Glow Energy PCL, NVDR	29,042
99,300	Home Product Center PCL, NVDR	28,010
36,400	Indorama Ventures PCL, NVDR	36,981
254,400	IRPC PCL, NVDR	36,150
161,300	Kasikornbank PCL	880,652
5,000	KCE Electronics PCL, NVDR	14,073
89,600	Krung Thai Bank PCL, NVDR	50,305

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand — 2.3% — (continued)
54,200	Minor International PCL, NVDR	$53,170
35,200	PTT Exploration & Production PCL, NVDR	93,522
52,500	PTT Global Chemical PCL, NVDR	107,120
25,300	PTT PCL, NVDR	287,052
12,600	Robinson Department Store PCL, NVDR	22,191
102,200	Siam Cement PCL, Class Registered Shares	1,511,298
2,800	Siam Cement PCL, NVDR	41,372
39,500	Siam Commercial Bank PCL, NVDR	174,003
1,353,000	Srisawad Power 1979 PCL, NVDR	1,712,375
20,700	Thai Oil PCL, NVDR	44,674
48,400	Thai Union Group PCL, NVDR	28,129
338,600	TMB Bank PCL, NVDR	23,659
253,200	True Corp. PCL, NVDR	45,264

	Total Thailand	9,799,181

Turkey — 3.4%
736,280	Akbank TAS	1,758,668
5,229	Anadolu Efes Biracilik Ve Malt Sanayii AS	28,448
5,951	Arcelik AS	34,163
137,000	AvivaSA Emeklilik ve Hayat AS	740,143
5,364	BIM Birlesik Magazalar AS	77,248
1,916	Coca-Cola Icecek AS	18,467
47,768	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	41,070
35,358	Eregli Demir ve Celik Fabrikalari TAS	57,729
1,752	Ford Otomotiv Sanayi AS	17,629
23,168	Haci Ömer Sabanci Holding AS	64,120
376,713	KOC Holding AS	1,534,035
16,988	Petkim Petrokimya Holding AS	20,171
4,165	TAV Havalimanlari Holding AS	17,365
267,122	Tofas Turk Otomobil Fabrikasi AS	1,995,068
65,884	Tüpras Türkiye Petrol Rafinerileri AS	1,541,772
14,117	Turk Hava Yollari AO*	21,174
540,273	Türk Telekomunikasyon AS	855,085
496,814	Turkcell Iletisim Hizmetleri AS	1,621,866
58,362	Türkiye Garanti Bankasi AS	138,281
16,010	Türkiye Halk Bankasi AS	49,591
816,143	Türkiye Is Bankasi, Class C Shares	1,419,929
5,436,000	Turkiye Sinai Kalkinma Bankasi AS	2,211,621
18,216	Türkiye Sise ve Cam Fabrikalari AS	19,612
19,105	Türkiye Vakiflar Bankasi TAO, Class D Shares	27,833
3,889	Ulker Biskuvi Sanayi AS	19,737
22,103	Yapi ve Kredi Bankasi AS*	23,390

	Total Turkey	14,354,215

United Arab Emirates — 0.5%
49,559	Abu Dhabi Commercial Bank PJSC	95,677
79,701	Aldar Properties PJSC	52,085
4,206	DP World Ltd.	89,041
31,535	Dubai Islamic Bank PJSC	53,667
49,119	Emaar Malls PJSC	35,008
88,548	Emaar Properties PJSC	179,628
44,012	Emirates Telecommunications Group Co. PJSC	210,800
22,832	First Gulf Bank PJSC	84,862
17,176	National Bank of Abu Dhabi PJSC	49,092
47,000	NMC Health PLC	1,017,927

	Total United Arab Emirates	1,867,787

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
United Kingdom — 0.1%
133,000	International Personal Finance PLC	$298,658

United States — 0.1%
10,038	Yum China Holdings Inc.*	266,910

	TOTAL COMMON STOCKS (Cost — $346,404,589)	398,451,841

PREFERRED STOCKS — 3.4%
Brazil — 1.2%
67,256	Banco Bradesco SA, Class Preferred Shares	722,941
3,900	Braskem SA, Class Preferred A Shares	40,554
5,700	Centrais Eletricas Brasileiras SA, Class Preferred B Shares*	45,100
4,000	Cia Brasileira de Distribuicao, Class Preferred Shares	73,912
19,100	Cia Energetica de Minas Gerais, Class Preferred Shares	65,671
2,600	Cia Paranaense de Energia, Class Preferred B Shares	28,182
23,200	Gerdau SA, Class Preferred Shares	96,632
204,090	Itaú Unibanco Holding SA, Class Preferred Shares	2,627,681
98,500	Itausa — Investimentos Itau SA, Class Preferred Shares	318,079
14,800	Lojas Americanas SA, Class Preferred Shares	78,068
96,900	Petroleo Brasileiro SA, Class Preferred Shares*	473,109
10,200	Suzano Papel e Celulose SA, Class Preferred A Shares	44,125
11,300	Telefonica Brasil SA, Class Preferred Shares	166,860
48,700	Vale SA, Class Preferred Shares	493,563

	Total Brazil	5,274,477

Chile — 0.0%
6,556	Embotelladora Andina SA, Class Preferred B Shares	24,914
2,428	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	76,247

	Total Chile	101,161

Colombia — 0.5%
184,000	Banco Davivienda SA, Class Preferred Shares	1,866,138
11,482	Bancolombia SA, Class Preferred Shares	107,041
88,943	Grupo Aval Acciones y Valores SA, Class Preferred Shares	34,473
2,555	Grupo de Inversiones Suramericana SA, Class Preferred Shares	30,973

	Total Colombia	2,038,625

Russia — 0.1%
175,600	Surgutneftegas OJSC, Class Preferred Shares	95,759
39	Transneft PJSC, Class Preferred Shares	123,655

	Total Russia	219,414

South Korea — 1.6%
226	Amorepacific Corp., Class Preferred Shares	33,394
1,530	Hyundai Motor Co., Class Preferred Shares	135,433
194	LG Chem Ltd., Class Preferred Shares	30,372
52	LG Household & Health Care Ltd., Class Preferred Shares	25,951
5,008	Samsung Electronics Co., Ltd., Class Preferred Shares	6,604,549

	Total South Korea	6,829,699

	TOTAL PREFERRED STOCKS (Cost — $11,981,317)	14,463,376

RIGHTS — 0.0%
Brazil — 0.0%
1,614	Itausa — Investimentos Itau SA*(d)	2,046

Malaysia — 0.0%
9,750	IOI Properties Group Bhd*(d)	1,603

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
South Korea — 0.0%
221		Korean Air Lines Co., Ltd.*(d)	$1,578
196		Samsung Securities Co., Ltd.*(d)	1,297

		Total South Korea	2,875

		TOTAL RIGHTS (Cost — $0)	6,524

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $358,385,906)	412,921,741

Face Amount†
SHORT-TERM INVESTMENTS(e) — 3.2%
MONEY MARKET FUND — 1.3%
$5,324,115		Invesco STIT — Government & Agency Portfolio(f) (Cost — $5,324,115)	5,324,115

TIME DEPOSITS — 1.9%
		BBH — Grand Cayman:
9,373	EUR	(0.578)% due 3/1/17	9,930
40,905	HKD	0.005% due 3/1/17	5,269
1	SGD	0.010% due 3/1/17	1
12	GBP	0.050% due 3/1/17	14
285,575	ZAR	5.700% due 3/1/17	21,769
1,357,325		BNP Paribas — Paris, 0.270% due 3/1/17	1,357,325
178,332		DBS Bank Ltd. — Singapore, 0.270% due 3/1/17	178,332
3,823,067		Deutsche Bank AG — Grand Cayman, 0.270% due 3/1/17	3,823,067
2,710,323		National Australia Bank Ltd. — London, 0.270% due 3/1/17	2,710,323

		TOTAL TIME DEPOSITS (Cost — $8,106,030)	8,106,030

		TOTAL SHORT-TERM INVESTMENTS (Cost — $13,430,145)	13,430,145

		TOTAL INVESTMENTS — 101.1% (Cost — $371,816,051#)	426,351,886

		Liabilities in Excess of Other Assets — (1.1)%	(4,540,186)

		TOTAL NET ASSETS — 100.0%	$421,811,700

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 1.9%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials	25.9%
Information Technology	22.2
Consumer Discretionary	12.8
Consumer Staples	7.3
Telecommunication Services	6.5
Energy	5.2
Industrials	5.2
Health Care	4.8
Materials	3.9
Real Estate	1.7
Utilities	1.3
Short-Term Investments	3.2

100.0%

^	As a percentage of total investments.

At February 28, 2017, Emerging Markets Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index March Futures	17	3/17	$791,180	$47,237

At February 28, 2017, Emerging Markets Equity Fund had deposited cash of $34,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 29.4%
U.S. GOVERNMENT OBLIGATIONS — 28.8%
	U.S. Treasury Bonds:
$1,285,000	5.000% due 5/15/37	$1,742,279
615,000	4.625% due 2/15/40	795,885
690,000	3.750% due 8/15/41	788,379
3,190,000	3.125% due 11/15/41	3,288,692
100,000	3.125% due 2/15/43	102,869
3,775,000	3.750% due 11/15/43	4,336,531
415,000	3.125% due 8/15/44	426,948
290,000	2.500% due 2/15/45	263,050
16,300,000	3.000% due 5/15/45	16,359,854
625,000	2.875% due 8/15/45	612,109
3,490,000	3.000% due 11/15/45	3,502,951
3,490,000	2.500% due 2/15/46	3,159,403
3,980,000	2.500% due 5/15/46	3,600,658
1,595,000	2.250% due 8/15/46	1,364,162
16,900,000	2.875% due 11/15/46	16,575,537
155,000	3.000% due 2/15/47	155,993
	U.S. Treasury Inflation Indexed Bonds:
292,659	2.125% due 2/15/40	373,663
662,451	0.750% due 2/15/42	645,865
238,264	1.375% due 2/15/44	267,412
1,835,233	0.750% due 2/15/45	1,781,259
	U.S. Treasury Inflation Indexed Notes:
4,675,695	0.125% due 4/15/21	4,743,960
3,039,699	0.375% due 7/15/23	3,108,299
486,318	0.625% due 1/15/24	501,743
2,356,855	0.375% due 7/15/25	2,379,535
1,279,169	0.125% due 7/15/26	1,258,100
	U.S. Treasury Notes:
3,520,000	0.750% due 10/31/17	3,519,655
1,415,000	1.125% due 1/31/19	1,412,927
13,356,000	0.875% due 9/15/19	13,192,709
9,295,000	1.375% due 12/15/19	9,280,481
3,845,000	1.375% due 1/15/20	3,836,741
1,581,000	1.375% due 2/15/20	1,576,708
870,000	2.000% due 9/30/20	881,078
5,035,000	1.125% due 6/30/21	4,890,934
6,470,000	1.125% due 7/31/21	6,276,534
315,000	1.250% due 10/31/21	306,350
307,500	2.000% due 11/15/21	309,308
5,362,500	1.750% due 11/30/21	5,334,223
2,430,000	2.000% due 12/31/21	2,443,005
5,440,000	1.500% due 1/31/22	5,339,485
13,365,000	1.875% due 1/31/22	13,356,647
12,725,000	1.875% due 2/28/22	12,723,015
280,000	2.125% due 6/30/22	282,209
5,325,000	1.500% due 3/31/23	5,146,112
565,000	1.625% due 4/30/23	549,529
11,525,000	1.375% due 6/30/23	11,019,202
556,000	1.375% due 8/31/23	530,198
430,000	1.375% due 9/30/23	409,609
969,000	2.750% due 11/15/23	1,004,675
1,470,000	2.125% due 11/30/23	1,467,416

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 28.8% — (continued)
$3,915,000		2.250% due 12/31/23	$3,936,180
3,160,000		2.250% due 1/31/24	3,175,121
3,555,000		2.125% due 2/29/24	3,541,946
815,000		1.625% due 5/15/26	765,272
380,000		1.500% due 8/15/26	352,005
15,280,000		2.000% due 11/15/26	14,787,571
1,530,000		2.250% due 2/15/27	1,515,447

		TOTAL U.S. GOVERNMENT OBLIGATIONS	205,297,428

U.S. GOVERNMENT AGENCIES — 0.6%
		Federal Home Loan Bank (FHLB):
345,000		4.000% due 9/1/28	381,582
1,520,000		step bond to yield, 1.250% due 6/28/30	1,521,531
		Federal National Mortgage Association (FNMA):
650,000		zero coupon, due 10/9/19(a)	619,741
405,000		7.125% due 1/15/30	586,571
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon, due 1/15/30(a)	379,271
595,000		zero coupon, due 5/15/30(a)	384,797
		Residual Funding Corp., Principal Strip:
240,000		zero coupon, due 7/15/20(a)	226,350
325,000		zero coupon, due 1/15/21(a)	301,971

		TOTAL U.S. GOVERNMENT AGENCIES	4,401,814

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $207,362,622)	209,699,242

CORPORATE BONDS & NOTES — 27.9%
Aerospace & Defense — 0.4%
35,000	BBB	BAE Systems Holdings Inc., Company Guaranteed Notes, 3.850% due 12/15/25(b)	36,201
30,000	A+	General Dynamics Corp., Company Guaranteed Notes, 2.125% due 8/15/26	27,939
78,000	BBB-	Harris Corp., Senior Unsecured Notes, 5.054% due 4/27/45	86,391
50,000	A	Honeywell International Inc., Senior Unsecured Notes, 2.500% due 11/1/26	47,770
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	BBB+	3.100% due 1/15/23	30,395
410,000	BBB+	3.550% due 1/15/26	420,015
40,000	BBB+	4.500% due 5/15/36	43,090
41,000	BBB+	4.700% due 5/15/46	45,141
		Northrop Grumman Corp., Senior Unsecured Notes:
50,000	BBB	3.250% due 8/1/23	51,363
50,000	BBB	3.850% due 4/15/45	48,402
		United Technologies Corp.:
1,660,000	BBB+	Junior Subordinated Notes, step bond to yield, 1.778% due 5/4/18	1,662,547
80,000	A-	Senior Unsecured Notes, 4.500% due 6/1/42	86,067

		Total Aerospace & Defense	2,585,321

Airlines — 0.4%
304,471	A	American Airlines Class A Pass Through Trust, Series 2013-2, Pass Thru Certificates, 4.950% due 1/15/23	325,403
314,718	BBB-	American Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.625% due 1/15/21(b)	327,700
275,636	BBB-	American Airlines Class B Pass Through Trust, Series 2013-2, Pass Thru Certificates, 5.600% due 7/15/20(b)	286,316
210,933	A	Continental Airlines Inc. Class A-1 Pass Through Trust, Series 1999-2, Pass Thru Certificates, 7.256% due 3/15/20	226,490

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Airlines — 0.4% — (continued)
$566,608	A	Delta Air Lines Class A Pass Through Trust, Series 2009-1, Pass Thru Certificates, 7.750% due 12/17/19	$629,644
285,519	BBB	Northwest Airlines Inc. Class A-1 Pass Through Trust, Series 2001-1, Pass Thru Certificates, 7.041% due 4/1/22	325,135
399,209	A	US Airways Pass Through Trust, Series 2001-1G, Pass Thru Certificates, 7.076% due 3/20/21	428,651

		Total Airlines	2,549,339

Automobiles — 0.1%
21,000	BBB	Delphi Corp., Company Guaranteed Notes, 4.150% due 3/15/24	21,968
		Ford Motor Co., Senior Unsecured Notes:
60,000	BBB	4.750% due 1/15/43	57,917
20,000	BBB	5.291% due 12/8/46	20,756
		General Motors Co., Senior Unsecured Notes:
260,000	BBB	6.250% due 10/2/43	297,201
455,000	BBB	5.200% due 4/1/45	459,541

		Total Automobiles	857,383

Banks — 5.2%
		Bank of America Corp.:
		Senior Unsecured Notes:
850,000	Baa1(c)	0.000% due 5/18/17(d)	860,506
1,584,000	Baa1(c)	0.000% due 6/6/17(d)	1,637,539
70,000	BBB+	5.750% due 12/1/17	72,206
139,000	BBB+	2.000% due 1/11/18	139,676
50,000	BBB+	6.875% due 4/25/18	52,900
1,180,000	BBB+	5.650% due 5/1/18	1,232,025
108,000	BBB+	1.950% due 5/12/18	108,292
262,000	BBB+	2.600% due 1/15/19	265,451
400,000	BBB+	7.625% due 6/1/19	448,581
173,000	BBB+	2.250% due 4/21/20	173,376
400,000	BBB+	5.000% due 5/13/21	435,844
250,000	BBB+	2.503% due 10/21/22	243,558
390,000	BBB+	3.300% due 1/11/23	393,480
490,000	BBB+	4.125% due 1/22/24	513,706
690,000	BBB+	4.000% due 4/1/24	718,351
304,000	BBB+	3.875% due 8/1/25	311,289
210,000	BBB+	3.500% due 4/19/26	208,870
230,000	BBB+	3.824% due 1/20/28(d)	232,252
240,000	BBB+	5.000% due 1/21/44	266,199
		Subordinated Notes:
990,000	BBB	4.200% due 8/26/24	1,023,391
610,000	BBB	4.000% due 1/22/25	615,245
400,000	BBB	3.950% due 4/21/25	402,179
100,000	BBB	4.450% due 3/3/26	103,906
30,000	BBB	4.183% due 11/25/27	30,274
		Bank of America NA:
390,000	A+	Senior Unsecured Notes, 1.650% due 3/26/18	390,793
300,000	BBB+	Subordinated Notes, 6.100% due 6/15/17	303,925
195,000	A+	Bank of Montreal, Senior Unsecured Notes, 1.500% due 7/18/19	193,316
100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	106,854
		Barclays PLC:
		Senior Unsecured Notes:
200,000	BBB	3.684% due 1/10/23	202,019
260,000	BBB	4.375% due 1/12/26	265,306

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks — 5.2% — (continued)
		Subordinated Notes:
$200,000	BB+	4.375% due 9/11/24	$201,126
200,000	BB+	5.200% due 5/12/26	207,843
		BNP Paribas SA:
		Senior Unsecured Notes:
260,000	A	2.375% due 9/14/17	261,471
450,000	A-	3.800% due 1/10/24(b)	447,839
200,000	BBB+	Subordinated Notes, 4.375% due 5/12/26(b)	198,382
		Capital One Financial Corp.:
280,000	BBB	Senior Unsecured Notes, 3.500% due 6/15/23	285,166
		Subordinated Notes:
180,000	BBB-	4.200% due 10/29/25	183,330
170,000	BBB-	3.750% due 7/28/26	166,706
		CIT Group Inc., Senior Unsecured Notes:
290,000	BB+	6.625% due 4/1/18(b)	304,500
200,000	BB+	5.000% due 8/15/22	212,500
15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	14,810
		Cooperatieve Rabobank UA:
340,000	BBB+	Bank Guaranteed Notes, 4.375% due 8/4/25	347,467
310,000	BBB+	Company Guaranteed Notes, 4.625% due 12/1/23	327,481
320,000	BBB-	Junior Subordinated Notes, 11.000%(b)(d)(e)	376,000
320,000	A+	Senior Unsecured Notes, 2.500% due 1/19/21	320,234
250,000	BBB+	Credit Agricole SA, Senior Unsecured Notes, 3.375% due 1/10/22(b)	249,072
750,000	A	Credit Suisse AG, Senior Unsecured Notes, 1.700% due 4/27/18	750,040
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
250,000	BBB+	3.125% due 12/10/20	251,393
320,000	BBB+	4.550% due 4/17/26	331,751
		Discover Bank/Greenwood DE, Senior Unsecured Notes:
900,000	BBB	2.600% due 11/13/18	910,347
250,000	BBB	3.100% due 6/4/20	254,741
1,510,000	BBB-	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(b)	1,592,714
		HSBC Holdings PLC:
210,000	Baa3(c)	Junior Subordinated Notes, 6.375%(d)(e)	213,675
200,000	A	Senior Unsecured Notes, 2.650% due 1/5/22	197,392
		Subordinated Notes:
390,000	BBB+	4.250% due 8/18/25	396,421
365,000	BBB+	4.375% due 11/23/26	370,204
390,000	BBB+	6.500% due 9/15/37	486,646
		HSBC USA Inc., Senior Unsecured Notes:
385,000	A	2.350% due 3/5/20	385,140
185,000	A	2.750% due 8/7/20	187,087
335,000	A	ING Bank NV, Senior Unsecured Notes, 1.800% due 3/16/18(b)	335,282
810,000	BB	Intesa Sanpaolo SpA, Subordinated Notes, 5.017% due 6/26/24(b)	761,953
		Lloyds Banking Group PLC, Subordinated Notes:
245,000	BBB-	4.582% due 12/10/25	249,931
201,000	BBB-	4.650% due 3/24/26	206,116
530,000	A	Macquarie Bank Ltd., Senior Unsecured Notes, 1.662% due 10/27/17(b)(d)	531,730
340,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 2.953% due 2/28/22	340,626
300,000	A-	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(b)	321,338
470,000	Aaa(c)	Royal Bank of Canada, Covered Notes, 2.200% due 9/23/19	472,383
		Royal Bank of Scotland Group PLC, Subordinated Notes:
30,000	BB	6.125% due 12/15/22	31,957
320,000	BB	6.100% due 6/10/23	340,412
80,000	BB	6.000% due 12/19/23	85,146
110,000	BB	5.125% due 5/28/24	111,513

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks — 5.2% — (continued)
$70,000	BB+	Royal Bank of Scotland NV (The), Company Guaranteed Notes, 4.650% due 6/4/18	$71,604
		Santander Holdings USA Inc., Senior Unsecured Notes:
219,000	BBB+	3.450% due 8/27/18	222,921
160,000	BBB+	2.700% due 5/24/19	160,744
55,000	BBB+	2.650% due 4/17/20	54,890
120,000	BBB+	4.500% due 7/17/25	123,036
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	2.875% due 10/16/20	180,784
365,000	BBB	2.875% due 8/5/21	361,624
		Santander UK PLC:
900,000	A	Senior Unsecured Notes, 1.650% due 9/29/17	901,249
170,000	BBB-	Subordinated Notes, 7.950% due 10/26/29	211,952
600,000	BBB-	Standard Chartered PLC, Subordinated Notes, 5.700% due 3/26/44(b)	615,165
80,000	A+	US Bancorp, Senior Unsecured Notes, 2.375% due 7/22/26	75,102
470,000	BBB	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570%(d)(e)	470,000
750,000	A	Wachovia Corp., Company Guaranteed Notes, 5.750% due 2/1/18	778,375
		Wells Fargo & Co.:
60,000	BBB	Junior Subordinated Notes, 5.875%(d)(e)	64,875
		Senior Unsecured Notes:
249,000	A	2.600% due 7/22/20	252,207
235,000	A	2.550% due 12/7/20	236,407
925,000	A	2.100% due 7/26/21	906,926
130,000	A	3.069% due 1/24/23	130,701
41,000	A	3.550% due 9/29/25	41,402
620,000	A	3.000% due 10/23/26	596,096
89,000	A	3.900% due 5/1/45	86,054
		Subordinated Notes:
330,000	A-	3.450% due 2/13/23	334,907
169,000	A-	4.480% due 1/16/24	180,367
750,000	A-	4.300% due 7/22/27	781,757
30,000	A-	5.375% due 11/2/43	34,057
110,000	A-	5.606% due 1/15/44	129,132
280,000	A-	4.650% due 11/4/44	287,004
450,000	A-	4.900% due 11/17/45	478,648
360,000	A-	4.400% due 6/14/46	355,147
270,000	A-	4.750% due 12/7/46	282,346
		Wells Fargo Bank NA:
590,000	AA-	Senior Unsecured Notes, 2.150% due 12/6/19	593,806
250,000	A	Subordinated Notes, 6.000% due 11/15/17	257,903
100,000	BBB	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	107,250
380,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	407,586

		Total Banks	36,943,198

Beverages — 0.8%
		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
212,000	A-	2.650% due 2/1/21	214,560
165,000	A-	3.300% due 2/1/23	168,852
1,723,000	A-	3.650% due 2/1/26	1,756,020
145,000	A-	4.700% due 2/1/36	156,427
879,000	A-	4.900% due 2/1/46	968,697
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
290,000	A-	5.000% due 4/15/20	314,313
200,000	A-	2.500% due 7/15/22	198,640
60,000	A-	3.750% due 7/15/42	55,844

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Beverages — 0.8% — (continued)
$545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	$576,435
275,000	BBB-	Constellation Brands Inc., Company Guaranteed Notes, 6.000% due 5/1/22	314,254
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	187,684
160,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	163,572
275,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(b)	299,750
		Molson Coors Brewing Co., Company Guaranteed Notes:
50,000	BBB-	3.500% due 5/1/22	51,802
40,000	BBB-	3.000% due 7/15/26	38,254
30,000	BBB-	4.200% due 7/15/46	28,651
		PepsiCo Inc., Senior Unsecured Notes:
60,000	A	2.375% due 10/6/26	57,175
60,000	A	3.450% due 10/6/46	55,008
190,000	BBB-	Pernod Ricard SA, Senior Unsecured Notes, 4.450% due 1/15/22(b)	202,549

		Total Beverages	5,808,487

Biotechnology — 0.4%
		Amgen Inc., Senior Unsecured Notes:
70,000	A	3.625% due 5/22/24	72,234
300,000	A	4.400% due 5/1/45	295,350
54,000	A	4.563% due 6/15/48	53,957
118,000	A	4.663% due 6/15/51	119,577
		Biogen Inc., Senior Unsecured Notes:
60,000	A-	3.625% due 9/15/22	62,183
20,000	A-	5.200% due 9/15/45	21,895
		Celgene Corp., Senior Unsecured Notes:
60,000	BBB+	3.550% due 8/15/22	61,817
260,000	BBB+	3.875% due 8/15/25	266,308
410,000	BBB+	5.000% due 8/15/45	436,784
		Gilead Sciences Inc., Senior Unsecured Notes:
15,000	A	2.500% due 9/1/23	14,555
410,000	A	3.700% due 4/1/24	422,176
60,000	A	3.650% due 3/1/26	60,946
50,000	A	2.950% due 3/1/27	47,937
85,000	A	4.800% due 4/1/44	88,958
355,000	A	4.750% due 3/1/46	369,897
135,000	A	4.150% due 3/1/47	129,949

		Total Biotechnology	2,524,523

Building Products — 0.0%
30,000	BBB+	Johnson Controls International PLC, Senior Unsecured Notes, step bond to yield, 4.625% due 7/2/44	31,450

Capital Markets — 1.2%
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
355,000	A	2.600% due 2/7/22	355,076
195,000	A	3.400% due 5/15/24	199,636
212,000	A	3.442% due 2/7/28(d)	214,166
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000%(d)(e)	17,466
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
1,000,000	BBB+	5.950% due 1/18/18	1,038,112
225,000	BBB+	2.375% due 1/22/18	226,735
950,000	BBB+	6.150% due 4/1/18	995,458
389,000	BBB+	2.900% due 7/19/18	395,105
700,000	BBB+	2.139% due 11/15/18(d)	708,598
34,000	BBB+	2.625% due 1/31/19	34,443

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Capital Markets — 1.2% — (continued)
$505,000	BBB+	7.500% due 2/15/19	$558,446
257,000	BBB+	2.550% due 10/23/19	259,950
140,000	BBB+	2.300% due 12/13/19	140,354
810,000	BBB+	6.000% due 6/15/20	900,293
40,000	BBB+	5.250% due 7/27/21	44,055
320,000	BBB+	3.750% due 2/25/26	324,020
150,000	BBB+	3.500% due 11/16/26	148,061
210,000	BBB+	6.250% due 2/1/41	266,050
75,000	BBB+	4.800% due 7/8/44	80,880
200,000	BBB+	4.750% due 10/21/45	213,774
		Subordinated Notes:
250,000	BBB-	4.250% due 10/21/25	256,774
10,000	BBB-	6.450% due 5/1/36	12,161
460,000	BBB-	6.750% due 10/1/37	575,784
440,000	BBB-	5.150% due 5/22/45	470,714
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(f)(g)	—

		Total Capital Markets	8,436,111

Chemicals — 0.1%
16,000	BBB	Dow Chemical Co. (The), Senior Unsecured Notes, 4.375% due 11/15/42	16,445
61,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	62,554
51,000	BBB	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	54,371
200,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	227,268
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	60,660
30,000	BBB	4.400% due 7/15/44	29,931
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(b)	196,352
60,000	BBB+	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	63,866
115,000	BB	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24(b)	121,612
100,000	BBB	Westlake Chemical Corp., Company Guaranteed Notes, 4.875% due 5/15/23(b)	104,063

		Total Chemicals	937,122

Commercial Services & Supplies — 0.2%
110,000	A-	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	119,305
125,000	BB+	IHS Markit Ltd., Company Guaranteed Notes, 5.000% due 11/1/22(b)	132,031
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	469,896
		Republic Services Inc., Senior Unsecured Notes:
150,000	BBB+	3.200% due 3/15/25	150,012
20,000	BBB+	2.900% due 7/1/26	19,376
210,000	BB-	United Rentals North America Inc., Company Guaranteed Notes, 5.750% due 11/15/24	223,807
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	43,325
100,000	A-	3.500% due 5/15/24	103,725
70,000	A-	7.375% due 5/15/29	91,847
150,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(b)	144,638

		Total Commercial Services & Supplies	1,497,962

Consumer Finance — 0.6%
112,000	A+	BMW US Capital LLC, Company Guaranteed Notes, 1.500% due 4/11/19(b)	111,494
		Daimler Finance North America LLC, Company Guaranteed Notes:
153,000	A	1.500% due 7/5/19(b)	151,243
310,000	A	2.300% due 1/6/20(b)	311,047
250,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 3.750% due 3/4/25	247,823
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BBB	1.461% due 3/27/17	500,455
500,000	BBB	6.625% due 8/15/17	511,545

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Consumer Finance — 0.6% — (continued)
$500,000	BBB	1.724% due 12/6/17	$500,315
320,000	BBB	8.125% due 1/15/20	369,803
		General Motors Financial Co., Inc., Company Guaranteed Notes:
175,000	BBB	3.250% due 5/15/18	178,005
300,000	BBB	3.150% due 1/15/20	306,078
69,000	BBB	3.200% due 7/6/21	69,883
170,000	BBB	3.450% due 4/10/22	172,611
		Hyundai Capital America, Senior Unsecured Notes:
60,000	A-	2.125% due 10/2/17(b)	60,156
75,000	A-	2.400% due 10/30/18(b)	75,314
65,000	A-	2.500% due 3/18/19(b)	65,283
218,000	A-	3.000% due 10/30/20(b)	219,491
360,000	B+	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	391,453
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
42,000	A-	2.000% due 3/8/19(b)	42,040
130,000	A-	2.250% due 1/13/20(b)	130,573
60,000	A-	2.125% due 3/3/20(b)	59,736
		Toyota Motor Credit Corp., Senior Unsecured Notes:
210,000	AA-	1.250% due 10/5/17	210,189
16,000	AA-	1.400% due 5/20/19	15,892
30,000	AA-	2.125% due 7/18/19	30,250

		Total Consumer Finance	4,730,679

Containers & Packaging — 0.0%
47,748	BB-	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes, 3.963% due 12/15/19(b)(d)	48,822
115,000	BB+	Graphic Packaging International Inc., Company Guaranteed Notes, 4.125% due 8/15/24	114,425
		WestRock RKT Co., Company Guaranteed Notes:
100,000	BBB	3.500% due 3/1/20	102,969
39,000	BBB	4.900% due 3/1/22	42,371
20,000	BBB	4.000% due 3/1/23	20,764

		Total Containers & Packaging	329,351

Diversified Financial Services — 3.3%
		American Express Co., Senior Unsecured Notes:
500,000	BBB+	1.550% due 5/22/18	500,023
72,000	BBB+	2.650% due 12/2/22	71,588
		Bear Stearns Cos. LLC (The), Company Guaranteed Notes:
20,000	A-	6.400% due 10/2/17	20,579
2,280,000	A-	7.250% due 2/1/18	2,399,424
975,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(b)	1,039,609
		Citigroup Inc.:
530,000	BB+	Junior Subordinated Notes, 5.950%(d)(e)	553,187
		Senior Unsecured Notes:
540,000	BBB+	6.125% due 11/21/17	557,757
750,000	BBB+	1.800% due 2/5/18	752,235
1,000,000	BBB+	2.500% due 9/26/18	1,010,386
104,000	BBB+	8.125% due 7/15/39	155,488
196,000	BBB+	4.650% due 7/30/45	207,790
		Subordinated Notes:
280,000	BBB	4.400% due 6/10/25	288,109
250,000	BBB	5.500% due 9/13/25	275,870
890,000	BBB	4.300% due 11/20/26	907,728
390,000	BBB	4.450% due 9/29/27	400,187
30,000	BBB	6.625% due 6/15/32	36,981

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Financial Services — 3.3% — (continued)
$100,000	BBB	6.675% due 9/13/43	$129,184
286,000	BBB	5.300% due 5/6/44	311,058
30,000	BBB	4.750% due 5/18/46	30,084
100,000	A-	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(b)	118,815
900,000	A-	Farmers Exchange Capital II, Subordinated Notes, 6.151% due 11/1/53(b)(d)	972,024
		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
607,000	AA-	2.342% due 11/15/20	612,371
601,000	AA-	4.418% due 11/15/35	644,969
340,000	A-	HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	385,640
270,000	BB	ILFC E-Capital Trust II, Limited Guaranteed Notes, 4.920% due 12/21/65(b)(d)	253,125
1,090,000	BBB-	International Lease Finance Corp., Senior Secured Notes, 7.125% due 9/1/18(b)	1,174,551
		John Deere Capital Corp., Senior Unsecured Notes:
90,000	A	2.250% due 4/17/19	91,062
70,000	A	1.700% due 1/15/20	69,480
230,000	A	2.650% due 1/6/22	232,001
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,045,000	A-	6.000% due 1/15/18	1,085,447
69,000	A-	1.800% due 1/25/18	69,247
630,000	A-	1.700% due 3/1/18	631,396
195,000	A-	2.200% due 10/22/19	196,208
200,000	A-	2.250% due 1/23/20	201,131
555,000	A-	2.750% due 6/23/20	565,046
90,000	A-	4.400% due 7/22/20	96,384
200,000	A-	2.550% due 3/1/21	200,784
55,000	A-	2.273% due 10/24/23(d)	56,282
400,000	A-	3.300% due 4/1/26	395,680
345,000	A-	2.950% due 10/1/26	330,516
350,000	A-	3.782% due 2/1/28(d)	355,733
		Subordinated Notes:
480,000	BBB+	6.125% due 6/27/17	487,276
270,000	BBB+	3.875% due 9/10/24	276,365
309,000	BBB+	4.250% due 10/1/27	319,216
50,000	BBB+	5.625% due 8/16/43	58,744
290,000	BBB+	4.950% due 6/1/45	312,779
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(b)	31,225
30,000	A-	Nomura Holdings Inc., Senior Unsecured Notes, 2.750% due 3/19/19	30,370
291,840	BBB-	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(b)	356,013
950,000	AA-	Protective Life Global Funding, Senior Secured Notes, 1.501% due 6/8/18(b)(d)	950,700
100,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(b)	99,000
		State Street Corp.:
430,000	BBB	Junior Subordinated Notes, 4.956% due 3/15/18	443,257
		Senior Unsecured Notes:
30,000	A	2.550% due 8/18/20	30,480
25,000	A	1.950% due 5/19/21	24,607
60,000	A	2.650% due 5/19/26	57,799
258,488	Baa1(c)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(b)	259,300
25,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.700% due 2/3/20	25,156
400,000	A-	UBS Group Funding Jersey Ltd., Company Guaranteed Notes, 4.125% due 9/24/25(b)	408,508
		Visa Inc., Senior Unsecured Notes:
220,000	A+	3.150% due 12/14/25	222,923
237,000	A+	4.150% due 12/14/35	251,978
278,000	A+	4.300% due 12/14/45	299,078

		Total Diversified Financial Services	23,329,933

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Telecommunication Services — 1.3%
		AT&T Inc., Senior Unsecured Notes:
$260,000	BBB+	5.500% due 2/1/18	$269,292
54,000	BBB+	2.375% due 11/27/18	54,521
10,000	BBB+	5.800% due 2/15/19	10,746
53,000	BBB+	2.300% due 3/11/19	53,333
265,000	BBB+	2.450% due 6/30/20	265,851
98,000	BBB+	4.600% due 2/15/21	104,313
400,000	BBB+	3.800% due 3/15/22	413,266
365,000	BBB+	3.000% due 6/30/22	363,111
470,000	BBB+	3.400% due 5/15/25	455,187
260,000	BBB+	4.250% due 3/1/27	264,932
245,000	BBB+	4.500% due 5/15/35	233,084
5,000	BBB+	5.350% due 9/1/40	5,116
30,000	BBB+	4.300% due 12/15/42	26,785
110,000	BBB+	4.350% due 6/15/45	97,954
650,000	BBB+	4.750% due 5/15/46	610,153
785,000	BBB+	5.450% due 3/1/47	810,725
118,000	BBB+	4.500% due 3/9/48	106,442
		Cisco Systems Inc., Senior Unsecured Notes:
37,000	AA-	2.200% due 2/28/21	37,096
108,000	AA-	1.850% due 9/20/21	106,055
140,000	AA-	2.200% due 9/20/23	135,699
160,000	AA-	2.500% due 9/20/26	153,699
26,000	BBB-	Motorola Solutions Inc., Senior Unsecured Notes, 4.000% due 9/1/24	26,099
169,000	B+	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24(b)	168,561
		Verizon Communications Inc., Senior Unsecured Notes:
135,000	BBB+	4.500% due 9/15/20	144,178
485,000	BBB+	3.000% due 11/1/21	490,022
792,000	BBB+	5.150% due 9/15/23	871,759
196,000	BBB+	4.400% due 11/1/34	188,729
200,000	BBB+	4.272% due 1/15/36	189,470
438,000	BBB+	6.550% due 9/15/43	538,063
875,000	BBB+	4.862% due 8/21/46	856,636
130,000	BBB+	5.012% due 4/15/49(b)	127,997
75,000	BBB+	5.012% due 8/21/54	72,799
520,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.000% due 10/15/24(b)	548,600
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(b)	203,000

		Total Diversified Telecommunication Services	9,003,273

Electric Utilities — 2.0%
275,000	A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 6.500% due 9/15/37	361,196
450,000	BBB-	Cleco Corporate Holdings LLC, Senior Secured Notes, 3.743% due 5/1/26(b)	447,181
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	223,521
		CMS Energy Corp., Senior Unsecured Notes:
30,000	BBB	3.000% due 5/15/26	28,906
140,000	BBB	4.875% due 3/1/44	152,426
		DTE Electric Co., General Refinance Mortgage:
170,000	A	3.700% due 3/15/45	165,826
85,000	A	3.700% due 6/1/46	82,931
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
265,000	A	2.950% due 12/1/26	261,439
500,000	A	4.250% due 12/15/41	523,556
		Duke Energy Corp., Senior Unsecured Notes:
410,000	BBB+	3.550% due 9/15/21	426,344
490,000	BBB+	3.050% due 8/15/22	495,339

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Electric Utilities — 2.0% — (continued)
$195,000	A	Duke Energy Florida LLC, 1st Mortgage Notes, 5.900% due 3/1/33	$232,602
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(b)	839,733
		Emera US Finance LP, Company Guaranteed Notes:
15,000	BBB	2.150% due 6/15/19	14,989
10,000	BBB	3.550% due 6/15/26	9,893
20,000	BBB	4.750% due 6/15/46	20,676
35,000	BBB	Entergy Corp., Senior Unsecured Notes, 2.950% due 9/1/26	33,432
920,000	A	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,004,302
		Exelon Corp., Senior Unsecured Notes:
755,000	BBB-	1.550% due 6/9/17	755,236
175,000	BBB-	2.850% due 6/15/20	177,660
5,000	BBB-	2.450% due 4/15/21	4,952
10,000	BBB-	3.400% due 4/15/26	9,918
200,000	BBB-	4.950% due 6/15/35	216,349
143,000	BBB-	5.625% due 6/15/35	165,075
		FirstEnergy Corp., Senior Unsecured Notes:
80,000	BB+	2.750% due 3/15/18	80,732
1,130,000	BB+	7.375% due 11/15/31	1,493,115
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	63,381
166,395	BBB+	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(g)	179,790
350,000	BB+	IPALCO Enterprises Inc., Senior Secured Notes, 5.000% due 5/1/18	361,375
700,000	BBB-	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(b)	749,909
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	910,861
400,000	A+	MidAmerican Energy Co., 1st Mortgage Notes, 4.250% due 5/1/46	423,186
487,147	CCC+	Miran Mid-Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	435,388
610,000	BBB+	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	774,592
500,000	BBB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	536,836
500,000	A	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.000% due 6/1/44	503,892
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	BBB+	6.000% due 5/15/37	157,114
25,000	BBB+	6.350% due 11/30/37	32,583
50,000	BBB+	4.000% due 1/15/43	49,890
595,000	BBB+	4.000% due 11/15/46	601,633

		Total Electric Utilities	14,007,759

Electrical Equipment — 0.0%
20,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	21,352

Electronic Equipment, Instruments & Components — 0.0%
10,000	BBB-	Avnet Inc., Senior Unsecured Notes, 4.625% due 4/15/26	10,190
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	323,510

		Total Electronic Equipment, Instruments & Components	333,700

Energy Equipment & Services — 0.1%
350,000	BBB-	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.950% due 12/15/24	369,476
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(b)	425,600
30,000	BBB-	Williams Partners LP/ACMP Finance Corp., Senior Unsecured Notes, 4.875% due 3/15/24	31,018

		Total Energy Equipment & Services	826,094

Food & Staples Retailing — 0.3%
		CVS Health Corp., Senior Unsecured Notes:
550,000	BBB+	1.900% due 7/20/18	552,574
5,000	BBB+	2.800% due 7/20/20	5,089
340,000	BBB+	2.750% due 12/1/22	337,309

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Food & Staples Retailing — 0.3% — (continued)
$195,000	BBB+	3.875% due 7/20/25	$201,735
390,000	BBB+	2.875% due 6/1/26	374,825
50,000	BBB+	5.300% due 12/5/43	56,977
175,000	BBB+	5.125% due 7/20/45	195,717
193,594	BBB+	CVS Pass Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	218,772

		Total Food & Staples Retailing	1,942,998

Food Products — 0.4%
60,000	BB-	Aramark Services Inc., Company Guaranteed Notes, 4.750% due 6/1/26	60,300
1,130,000	BBB+	Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(b)	1,098,992
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
130,000	BBB-	3.950% due 7/15/25	132,471
150,000	BBB-	3.000% due 6/1/26	141,929
60,000	BBB-	5.000% due 7/15/35	63,343
90,000	BBB-	5.200% due 7/15/45	95,385
605,000	BBB-	4.375% due 6/1/46	571,382
96,000	BBB-	Secured Notes, 4.875% due 2/15/25(b)	102,679
115,000	BB	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.875% due 11/1/26(b)	117,070
125,000	BB	TreeHouse Foods Inc., Company Guaranteed Notes, 6.000% due 2/15/24(b)	132,187
40,000	BBB	Tyson Foods Inc., Company Guaranteed Notes, 5.150% due 8/15/44	42,576
		WM Wrigley Jr Co., Senior Unsecured Notes:
50,000	A	2.400% due 10/21/18(b)	50,497
140,000	A	2.900% due 10/21/19(b)	142,604

		Total Food Products	2,751,415

Health Care Equipment & Supplies — 0.3%
		Abbott Laboratories, Senior Unsecured Notes:
150,000	BBB	3.750% due 11/30/26	150,223
70,000	BBB	4.750% due 11/30/36	72,082
150,000	BBB	4.900% due 11/30/46	156,563
400,000	AA-	Baylor Scott & White Holdings, Unsecured Notes, 4.185% due 11/15/45	400,817
		Becton Dickinson & Co., Senior Unsecured Notes:
61,000	BBB+	3.734% due 12/15/24	63,188
60,000	BBB+	4.685% due 12/15/44	64,006
		Medtronic Inc., Company Guaranteed Notes:
240,000	A	3.625% due 3/15/24	250,986
620,000	A	3.500% due 3/15/25	636,992
80,000	A	5.550% due 3/15/40	94,955
		St Jude Medical LLC, Senior Unsecured Notes:
120,000	BBB	3.250% due 4/15/23	119,684
13,000	BBB	4.750% due 4/15/43	12,964
		Stryker Corp., Senior Unsecured Notes:
20,000	A	3.500% due 3/15/26	20,430
30,000	A	4.625% due 3/15/46	31,620

		Total Health Care Equipment & Supplies	2,074,510

Health Care Providers & Services — 0.6%
		Aetna Inc., Senior Unsecured Notes:
40,000	A	1.900% due 6/7/19	40,345
165,000	A	2.400% due 6/15/21	166,978
40,000	A	2.800% due 6/15/23	39,906
300,000	A	3.200% due 6/15/26	303,197
165,000	A	4.125% due 11/15/42	162,153
10,000	A	4.375% due 6/15/46	10,150

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Health Care Providers & Services — 0.6% — (continued)
		Anthem Inc., Senior Unsecured Notes:
$30,000	A	5.875% due 6/15/17	$30,374
825,000	A	1.875% due 1/15/18	827,354
410,000	A	3.125% due 5/15/22	412,486
30,000	A-	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	26,989
102,000	B+	DaVita Inc., Company Guaranteed Notes, 5.000% due 5/1/25	102,886
20,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 5.750% due 2/15/21(b)	21,875
		HCA Inc.:
210,000	B+	Company Guaranteed Notes, 7.500% due 2/15/22	242,813
		Senior Secured Notes:
410,000	BBB-	6.500% due 2/15/20	451,119
40,000	BBB-	5.250% due 4/15/25	42,750
140,000	BBB-	5.250% due 6/15/26	148,225
		Humana Inc., Senior Unsecured Notes:
60,000	BBB+	3.150% due 12/1/22	60,465
70,000	BBB+	4.625% due 12/1/42	71,674
250,000	A-	Northwell Healthcare Inc., Secured Notes, 3.979% due 11/1/46	233,278
		Tenet Healthcare Corp.:
150,000	BB-	Senior Secured Notes, 6.000% due 10/1/20	159,375
10,000	CCC+	Senior Unsecured Notes, 8.125% due 4/1/22	10,525
		UnitedHealth Group Inc., Senior Unsecured Notes:
460,000	A+	3.375% due 11/15/21	478,417
160,000	A+	3.350% due 7/15/22	166,446
170,000	A+	4.625% due 7/15/35	188,402
22,000	A+	4.250% due 3/15/43	22,883

		Total Health Care Providers & Services	4,421,065

Hotels, Restaurants & Leisure — 0.1%
130,000	B-	1011778 BC ULC/New Red Finance Inc., Secured Notes, 6.000% due 4/1/22(b)	135,889
300,000	BB	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21	313,875
115,000	BB+	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.375% due 4/15/26	120,606
		McDonald’s Corp., Senior Unsecured Notes:
170,000	BBB+	3.700% due 1/30/26	174,754
180,000	BBB+	4.600% due 5/26/45	187,189

		Total Hotels, Restaurants & Leisure	932,313

Household Durables — 0.1%
		Newell Brands Inc., Senior Unsecured Notes:
70,000	BBB-	3.150% due 4/1/21	71,458
226,000	BBB-	3.850% due 4/1/23	235,841
140,000	BBB-	4.200% due 4/1/26	147,447
150,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(b)	154,500

		Total Household Durables	609,246

Household Products — 0.0%
225,000	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	232,031

Independent Power and Renewable Electricity Producers — 0.0%
90,000	BB	AES Corp., Senior Unsecured Notes, 4.875% due 5/15/23	89,820

Industrial Conglomerates — 0.5%
		Eaton Corp., Company Guaranteed Notes:
80,000	A-	1.500% due 11/2/17	80,065
728,000	A-	2.750% due 11/2/22	731,492
185,000	A-	4.150% due 11/2/42	185,813

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Industrial Conglomerates — 0.5% — (continued)
		General Electric Co.:
		Senior Unsecured Notes:
$72,000	AA-	4.650% due 10/17/21	$79,625
1,025,000	AA-	1.519% due 8/15/36(d)	899,224
122,000	AA-	6.150% due 8/7/37	160,696
258,000	AA-	6.875% due 1/10/39	370,855
190,000	AA-	4.500% due 3/11/44	207,052
141,000	A+	Subordinated Notes, 5.300% due 2/11/21	156,901
500,000	A+	Siemens Financieringsmaatschappij NV, Company Guaranteed Notes, 2.350% due 10/15/26(b)	469,768

		Total Industrial Conglomerates	3,341,491

Insurance — 0.8%
		American International Group Inc., Senior Unsecured Notes:
10,000	BBB+	4.875% due 6/1/22	10,875
145,000	BBB+	4.375% due 1/15/55	132,480
		Aon PLC, Company Guaranteed Notes:
80,000	A-	3.875% due 12/15/25	82,288
80,000	A-	4.750% due 5/15/45	81,143
40,000	A-	Arch Capital Finance LLC, Company Guaranteed Notes, 4.011% due 12/15/26	41,360
400,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.400% due 5/15/42	424,788
		Berkshire Hathaway Inc., Senior Unsecured Notes:
45,000	AA	2.750% due 3/15/23	45,219
380,000	AA	3.125% due 3/15/26	382,240
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	60,303
80,000	A	3.350% due 5/3/26	81,477
		Hartford Financial Services Group Inc. (The), Senior Unsecured Notes:
200,000	BBB+	5.125% due 4/15/22	222,229
44,000	BBB+	4.300% due 4/15/43	42,335
605,000	AA	Jackson National Life Global Funding, Senior Secured Notes, 1.875% due 10/15/18(b)	606,704
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
190,000	A-	2.750% due 1/30/22	191,307
20,000	A-	3.500% due 6/3/24	20,454
40,000	A-	3.500% due 3/10/25	40,661
11,000	A-	3.750% due 3/14/26	11,351
		MetLife Inc.:
1,020,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	1,129,650
70,000	A-	Senior Unsecured Notes, 4.050% due 3/1/45	68,418
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 3.253% due 12/15/24(b)(d)	838,999
		Principal Financial Group Inc., Company Guaranteed Notes:
35,000	BBB+	3.125% due 5/15/23	35,137
25,000	BBB+	3.100% due 11/15/26	24,401
10,000	BBB+	4.625% due 9/15/42	10,617
140,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	156,960
230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22(b)	229,513
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
274,000	AA-	6.850% due 12/16/39(b)	363,414
320,000	AA-	4.900% due 9/15/44(b)	351,692
39,000	BBB	Voya Financial Inc., Company Guaranteed Notes, 2.900% due 2/15/18	39,452

		Total Insurance	5,725,467

Internet & Catalog Retail — 0.1%
		Amazon.com Inc., Senior Unsecured Notes:
40,000	AA-	3.800% due 12/5/24	42,471
99,000	AA-	4.800% due 12/5/34	112,109

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Internet & Catalog Retail — 0.1% — (continued)
$207,000	AA-	4.950% due 12/5/44	$241,210
590,000	B+	Netflix Inc., Senior Unsecured Notes, 5.500% due 2/15/22	632,775

		Total Internet & Catalog Retail	1,028,565

Life Sciences Tools & Services — 0.1%
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
415,000	BBB	3.600% due 8/15/21	431,823
20,000	BBB	2.950% due 9/19/26	19,230

		Total Life Sciences Tools & Services	451,053

Media — 1.1%
		21st Century Fox America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	32,187
125,000	BBB+	8.500% due 2/23/25	165,158
115,000	BBB+	3.700% due 10/15/25	117,474
25,000	BBB+	6.200% due 12/15/34	29,893
10,000	BBB+	6.900% due 8/15/39	12,865
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
595,000	BBB-	4.464% due 7/23/22	625,183
300,000	BBB-	4.908% due 7/23/25	316,552
10,000	BBB-	6.384% due 10/23/35	11,458
385,000	BBB-	6.484% due 10/23/45	448,417
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	215,275
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	31,293
430,000	A-	5.700% due 5/15/18	452,172
135,000	A-	3.150% due 3/1/26	133,150
37,000	A-	2.350% due 1/15/27	34,044
340,000	A-	3.300% due 2/1/27	338,813
30,000	A-	6.500% due 11/15/35	38,742
40,000	A-	6.450% due 3/15/37	51,495
20,000	A-	6.950% due 8/15/37	27,101
40,000	A-	6.550% due 7/1/39	52,223
61,000	A-	4.650% due 7/15/42	63,972
300,000	A-	3.400% due 7/15/46	260,723
		Cox Communications Inc., Senior Unsecured Notes:
104,000	BBB	3.350% due 9/15/26(b)	100,823
23,000	BBB	8.375% due 3/1/39(b)	28,814
225,000	B-	CSC Holdings LLC, Senior Unsecured Notes, 8.625% due 2/15/19	249,329
		Discovery Communications LLC, Company Guaranteed Notes:
3,000	BBB-	5.050% due 6/1/20	3,238
40,000	BBB-	3.450% due 3/15/25	38,342
212,000	BBB-	4.900% due 3/11/26	223,223
63,000	BBB-	4.875% due 4/1/43	57,604
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B+	5.125% due 5/1/20	20,900
80,000	B+	6.750% due 6/1/21	88,400
150,000	B+	5.875% due 7/15/22	161,250
150,000	B+	5.875% due 11/15/24	160,312
		NBCUniversal Media LLC, Company Guaranteed Notes:
40,000	A-	5.150% due 4/30/20	43,827
171,000	A-	4.450% due 1/15/43	174,022
125,000	B+	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.125% due 2/15/22(b)	131,406

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Media — 1.1% — (continued)
$200,000	B+	SFR Group SA, Senior Secured Notes, 6.000% due 5/15/22(b)	$208,188
		Time Warner Cable LLC, Senior Secured Notes:
410,000	BBB-	8.250% due 4/1/19	458,754
200,000	BBB-	5.000% due 2/1/20	213,552
140,000	BBB-	4.125% due 2/15/21	145,702
385,000	BBB-	4.000% due 9/1/21	399,989
230,000	BBB-	7.300% due 7/1/38	288,430
20,000	BBB-	5.875% due 11/15/40	21,752
100,000	BBB-	5.500% due 9/1/41	103,691
40,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	53,876
		Time Warner Inc., Company Guaranteed Notes:
60,000	BBB	4.700% due 1/15/21	64,255
110,000	BBB	4.750% due 3/29/21	118,262
120,000	BBB	3.600% due 7/15/25	118,987
234,000	BBB	3.875% due 1/15/26	234,917
130,000	BBB	3.800% due 2/15/27	128,869
30,000	BBB	6.250% due 3/29/41	35,227
		Viacom Inc., Senior Unsecured Notes:
40,000	BBB-	4.250% due 9/1/23	41,345
10,000	BBB-	3.875% due 4/1/24	9,976
110,000	BBB-	4.850% due 12/15/34	107,424
		Walt Disney Co. (The), Senior Unsecured Notes:
75,000	A	3.150% due 9/17/25	76,945
150,000	A	1.850% due 7/30/26	135,969

		Total Media	7,905,790

Metals & Mining — 0.5%
30,000	BB	ArcelorMittal, Senior Unsecured Notes, 7.750% due 10/15/39	35,100
107,000	BBB-	Barrick Gold Corp., Senior Unsecured Notes, 4.100% due 5/1/23	115,048
		Barrick North America Finance LLC, Company Guaranteed Notes:
34,000	BBB-	4.400% due 5/30/21	36,575
70,000	BBB-	5.700% due 5/30/41	80,740
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
300,000	A	6.500% due 4/1/19	331,294
150,000	A	5.000% due 9/30/43	173,079
310,000	BBB+	6.750% due 10/19/75(b)(d)	355,105
		Freeport-McMoRan Inc., Company Guaranteed Notes:
298,000	BB-	6.125% due 6/15/19(b)	301,725
30,000	BB-	4.000% due 11/14/21	28,950
10,000	BB-	5.450% due 3/15/43	8,600
330,000	BBB-	Glencore Finance Canada Ltd., Company Guaranteed Notes, 2.700% due 10/25/17(b)	332,076
		Glencore Funding LLC, Company Guaranteed Notes:
20,000	BBB-	4.125% due 5/30/23(b)	20,734
210,000	BBB-	4.625% due 4/29/24(b)	221,688
310,000	A-	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 9.000% due 5/1/19	355,874
660,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	649,252
260,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	285,350

		Total Metals & Mining	3,331,190

Oil, Gas & Consumable Fuels — 2.2%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	180,153
		Anadarko Petroleum Corp., Senior Unsecured Notes:
70,000	BBB	4.850% due 3/15/21	75,347
200,000	BBB	3.450% due 7/15/24	198,869
40,000	BBB	6.450% due 9/15/36	48,605

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 2.2% — (continued)
$150,000	BBB	4.500% due 7/15/44	$145,428
40,000	BBB	6.600% due 3/15/46	50,253
		Apache Corp., Senior Unsecured Notes:
43,000	BBB	6.000% due 1/15/37	50,093
289,000	BBB	5.100% due 9/1/40	308,067
60,000	BBB	4.250% due 1/15/44	58,485
		BP Capital Markets PLC, Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	112,582
230,000	A-	3.216% due 11/28/23	231,079
300,000	A-	3.506% due 3/17/25	304,002
		Canadian Natural Resources Ltd., Senior Unsecured Notes:
34,000	BBB+	3.900% due 2/1/25	34,610
80,000	BBB+	6.250% due 3/15/38	94,017
		Chevron Corp., Senior Unsecured Notes:
125,000	AA-	2.895% due 3/3/24	125,000
330,000	AA-	2.954% due 5/16/26	326,214
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	526,831
20,000	BB+	Concho Resources Inc., Company Guaranteed Notes, 5.500% due 10/1/22	20,800
180,000	A-	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	199,191
30,000	BB+	Continental Resources Inc., Company Guaranteed Notes, 4.500% due 4/15/23	29,550
		Devon Energy Corp., Senior Unsecured Notes:
80,000	BBB	3.250% due 5/15/22	80,424
170,000	BBB	5.850% due 12/15/25(h)	195,808
190,000	BBB	5.600% due 7/15/41	204,210
29,000	BBB	5.000% due 6/15/45	29,652
75,000	BBB+	Dominion Gas Holdings LLC, Senior Unsecured Notes, 4.600% due 12/15/44	77,154
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB	4.125% due 1/16/25	92,340
650,000	BBB	5.875% due 5/28/45	590,200
285,000	BBB-	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	350,819
		Enbridge Energy Partners LP, Senior Unsecured Notes:
21,000	BBB	5.875% due 10/15/25	23,804
13,000	BBB	7.375% due 10/15/45	16,180
30,000	BBB+	Enbridge Inc., Senior Unsecured Notes, 3.500% due 6/10/24	29,800
		Energy Transfer Partners LP, Senior Unsecured Notes:
10,000	BBB-	4.900% due 2/1/24	10,555
29,000	BBB-	4.050% due 3/15/25	29,187
178,000	BBB-	4.750% due 1/15/26	186,803
300,000	BBB-	8.250% due 11/15/29	394,081
90,000	BBB-	4.900% due 3/15/35	87,698
120,000	BBB-	5.150% due 3/15/45	117,407
87,000	BB	Ensco PLC, Senior Unsecured Notes, 8.000% due 1/31/24(b)	89,610
		Enterprise Products Operating LLC, Company Guaranteed Notes:
130,000	BBB+	6.300% due 9/15/17	133,315
60,000	BBB+	3.700% due 2/15/26	60,863
30,000	BBB+	4.900% due 5/15/46	31,480
125,000	BBB+	EOG Resources Inc., Senior Unsecured Notes, 2.450% due 4/1/20	126,111
140,000	CCC+	EP Energy LLC/Everest Acquisition Finance Inc., Company Guaranteed Notes, 6.375% due 6/15/23	117,250
		Exxon Mobil Corp., Senior Unsecured Notes:
240,000	AA+	3.043% due 3/1/26	240,087
70,000	AA+	4.114% due 3/1/46	73,026
		Halliburton Co., Senior Unsecured Notes:
220,000	BBB+	3.800% due 11/15/25	225,901
20,000	BBB+	4.850% due 11/15/35	21,516

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 2.2% — (continued)
$140,000	BBB+	5.000% due 11/15/45	$152,573
		Hess Corp., Senior Unsecured Notes:
10,000	BBB-	7.300% due 8/15/31	11,793
45,000	BBB-	5.800% due 4/1/47	48,226
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	239,694
75,000	BBB	7.875% due 9/15/31	98,147
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
120,000	BBB-	6.850% due 2/15/20	134,436
460,000	BBB-	6.500% due 4/1/20	512,472
140,000	BBB-	5.400% due 9/1/44	143,918
105,000	BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 5.050% due 2/15/46	104,965
40,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 4.750% due 9/15/44	37,551
210,000	BBB-	MPLX LP, Senior Unsecured Notes, 4.875% due 6/1/25	224,179
200,000	BBB+	NiSource Finance Corp., Company Guaranteed Notes, 5.250% due 2/15/43	227,242
		Noble Energy Inc., Senior Unsecured Notes:
60,000	BBB	4.150% due 12/15/21	63,145
160,000	BBB	3.900% due 11/15/24	163,839
110,000	BBB	5.250% due 11/15/43	116,390
		Occidental Petroleum Corp., Senior Unsecured Notes:
100,000	A	3.125% due 2/15/22	102,528
90,000	A	3.400% due 4/15/26	90,405
90,000	A	4.625% due 6/15/45	95,359
1,000,000	BBB-	Panhandle Eastern Pipe Line Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,107,114
1,090,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	1,104,988
93,000	A-	Petro-Canada, Senior Unsecured Notes, 6.800% due 5/15/38	122,167
		Petroleos Mexicanos, Company Guaranteed Notes:
400,000	BBB+	6.000% due 3/5/20	430,400
510,000	BBB+	3.500% due 1/30/23	486,285
19,000	BBB+	6.625% due 6/15/35	19,238
35,000	BBB+	6.500% due 6/2/41	34,034
23,000	BBB-	Pioneer Natural Resources Co., Senior Unsecured Notes, 4.450% due 1/15/26	24,576
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
90,000	BBB-	3.650% due 6/1/22	91,891
35,000	BBB-	4.650% due 10/15/25	36,550
120,000	BB+	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	127,500
		Range Resources Corp., Company Guaranteed Notes:
110,000	BB+	5.000% due 3/15/23(b)	106,838
50,000	BB+	4.875% due 5/15/25	47,562
		Schlumberger Holdings Corp., Senior Unsecured Notes:
170,000	AA-	3.000% due 12/21/20(b)	173,860
120,000	AA-	4.000% due 12/21/25(b)	126,361
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(b)	21,316
20,000	BB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	20,650
		Shell International Finance BV, Company Guaranteed Notes:
180,000	A	4.375% due 3/25/20	192,429
260,000	A	2.875% due 5/10/26	253,252
194,000	A	4.550% due 8/12/43	205,446
220,000	A	4.375% due 5/11/45	228,110
40,000	A	4.000% due 5/10/46	39,117
		Southern Natural Gas Co. LLC, Senior Unsecured Notes:
40,000	BBB+	5.900% due 4/1/17(b)	40,028
58,000	BBB+	8.000% due 3/1/32	76,458
35,000	BBB	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 5.350% due 5/15/45	35,579
800,000	BBB+	Texas Eastern Transmission LP, Senior Unsecured Notes, 2.800% due 10/15/22(b)	781,406

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 2.2% — (continued)
$280,000	BBB-	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	$360,666
		Whiting Petroleum Corp., Company Guaranteed Notes:
30,000	BB-	5.000% due 3/15/19	30,413
60,000	BB-	6.250% due 4/1/23(h)	60,450
166,000	BB	Williams Cos., Inc. (The), Senior Unsecured Notes, 8.750% due 3/15/32	213,932

		Total Oil, Gas & Consumable Fuels	15,919,935

Paper & Forest Products — 0.0%
110,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	115,279
		Georgia-Pacific LLC, Senior Unsecured Notes:
40,000	A+	3.600% due 3/1/25(b)	40,973
60,000	A+	7.750% due 11/15/29	82,344
40,000	A+	8.875% due 5/15/31	60,490

		Total Paper & Forest Products	299,086

Pharmaceuticals — 1.2%
		AbbVie Inc., Senior Unsecured Notes:
100,000	A-	3.600% due 5/14/25	99,755
117,000	A-	4.500% due 5/14/35	117,616
60,000	A-	4.300% due 5/14/36	58,685
39,000	A-	4.400% due 11/6/42	37,568
389,000	A-	4.450% due 5/14/46	378,568
		Actavis Funding SCS, Company Guaranteed Notes:
200,000	BBB	2.350% due 3/12/18	201,505
1,050,000	BBB	3.000% due 3/12/20	1,070,294
100,000	BBB	3.450% due 3/15/22	102,337
940,000	BBB	3.800% due 3/15/25	951,573
400,000	BBB	4.550% due 3/15/35	404,233
94,000	BBB	4.750% due 3/15/45	95,820
200,000	A-	AstraZeneca PLC, Senior Unsecured Notes, 3.375% due 11/16/25	201,392
		Baxalta Inc., Company Guaranteed Notes:
70,000	BBB-	2.875% due 6/23/20	70,825
77,000	BBB-	4.000% due 6/23/25	78,681
34,000	BBB-	5.250% due 6/23/45	37,031
180,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	182,748
		Johnson & Johnson, Senior Unsecured Notes:
130,000	AAA	2.950% due 3/3/27	129,866
25,000	AAA	3.700% due 3/1/46	25,186
90,000	AA	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 2/10/25	89,339
		Mylan NV, Company Guaranteed Notes:
204,000	BBB-	3.150% due 6/15/21	204,398
155,000	BBB-	3.950% due 6/15/26	151,689
140,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 3.100% due 5/17/27	140,400
		Pfizer Inc., Senior Unsecured Notes:
160,000	AA	3.400% due 5/15/24	166,608
40,000	AA	4.300% due 6/15/43	41,553
30,000	AA	4.400% due 5/15/44	31,569
140,000	AA	4.125% due 12/15/46	142,861
		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
725,000	BBB-	1.900% due 9/23/19	719,861
230,000	BBB-	3.200% due 9/23/26	219,723
125,000	BBB	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	121,457
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
115,000	BBB	1.400% due 7/20/18	114,294
110,000	BBB	2.200% due 7/21/21	106,128

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Pharmaceuticals — 1.2% — (continued)
$750,000	BBB	2.800% due 7/21/23	$712,826
100,000	BBB	3.150% due 10/1/26(h)	92,752
82,000	BBB	4.100% due 10/1/46	71,125
		Valeant Pharmaceuticals International Inc., Company Guaranteed Notes:
350,000	B-	5.500% due 3/1/23(b)	283,937
515,000	B-	6.125% due 4/15/25(b)	412,000
130,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	163,488

		Total Pharmaceuticals	8,229,691

Real Estate Investment Trusts (REITs) — 1.2%
700,000	BBB	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 2.750% due 1/15/20	703,462
		American Tower Corp., Senior Unsecured Notes:
141,000	BBB-	3.300% due 2/15/21	143,426
8,000	BBB-	4.000% due 6/1/25	8,089
50,000	A-	AvalonBay Communities Inc., Senior Unsecured Notes, 3.450% due 6/1/25	50,684
464,000	BBB	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	476,768
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	10,209
15,000	BBB-	3.700% due 6/15/26	14,832
600,000	BBB-	DDR Corp., Senior Unsecured Notes, 7.500% due 4/1/17	627,240
653,000	BBB+	Duke Realty LP, Company Guaranteed Notes, 6.500% due 1/15/18	678,968
80,000	A-	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	83,751
555,000	BBB	HCP Inc., Senior Unsecured Notes, 4.250% due 11/15/23	577,225
670,000	BBB	Highwoods Realty LP, Senior Unsecured Notes, 5.850% due 3/15/17	687,735
120,000	BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 4.750% due 3/1/23	127,274
750,000	BBB+	Kimco Realty Corp., Senior Unsecured Notes, 4.300% due 2/1/18	763,393
60,000	BBB+	Realty Income Corp., Senior Unsecured Notes, 3.000% due 1/15/27	57,175
400,000	BBB-	SL Green Realty Corp., Company Guaranteed Notes, 7.750% due 3/15/20	451,499
125,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	126,511
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,251,942
654,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 2.700% due 9/17/19(b)	661,914
695,000	BBB+	Welltower Inc., Senior Unsecured Notes, 4.950% due 1/15/21	750,142

		Total Real Estate Investment Trusts (REITs)	8,252,239

Road & Rail — 0.1%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
50,000	A	4.375% due 9/1/42	52,178
4,000	A	4.550% due 9/1/44	4,336
10,000	A	3.900% due 8/1/46	9,883
170,000	BBB+	CSX Corp., Senior Unsecured Notes, 2.600% due 11/1/26	159,790
50,000	BBB+	Norfolk Southern Corp., Senior Unsecured Notes, 2.900% due 6/15/26	48,684
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A	4.163% due 7/15/22	69,136
64,000	A	3.875% due 2/1/55	59,331

		Total Road & Rail	403,338

Semiconductors & Semiconductor Equipment — 0.2%
60,000	BBB	Analog Devices Inc., Senior Unsecured Notes, 3.500% due 12/5/26	59,795
480,000	BBB-	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.000% due 1/15/22(b)	480,502
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	73,682
50,000	A+	4.900% due 7/29/45	57,092

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Semiconductors & Semiconductor Equipment — 0.2% — (continued)
$30,000	A+	4.100% due 5/19/46	$30,352
6,000	BBB	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	6,442
54,000	BBB	Lam Research Corp., Senior Unsecured Notes, 2.800% due 6/15/21	54,258
		NVIDIA Corp., Senior Unsecured Notes:
85,000	BBB-	2.200% due 9/16/21	83,533
95,000	BBB-	3.200% due 9/16/26	92,487
		QUALCOMM Inc., Senior Unsecured Notes:
85,000	A+	3.450% due 5/20/25	86,158
79,000	A+	4.800% due 5/20/45	83,027

		Total Semiconductors & Semiconductor Equipment	1,107,328

Software — 0.8%
460,000	BBB-	Activision Blizzard Inc., Company Guaranteed Notes, 6.125% due 9/15/23(b)	500,204
		Fidelity National Information Services Inc.:
35,000	BBB	Company Guaranteed Notes, 3.500% due 4/15/23	35,609
29,000	BBB	Senior Unsecured Notes, 5.000% due 10/15/25	31,818
		First Data Corp., Senior Secured Notes:
136,000	BB	5.375% due 8/15/23(b)	141,780
225,000	BB	5.000% due 1/15/24(b)	230,620
		Microsoft Corp., Senior Unsecured Notes:
190,000	AAA	1.850% due 2/6/20	190,875
80,000	AAA	1.550% due 8/8/21	77,830
195,000	AAA	2.650% due 11/3/22	196,940
105,000	AAA	2.000% due 8/8/23	101,102
270,000	AAA	2.875% due 2/6/24	272,108
70,000	AAA	2.700% due 2/12/25	69,215
110,000	AAA	3.125% due 11/3/25	110,566
625,000	AAA	2.400% due 8/8/26	594,652
660,000	AAA	3.300% due 2/6/27	674,088
10,000	AAA	3.450% due 8/8/36	9,589
350,000	AAA	3.750% due 2/12/45	336,133
300,000	AAA	4.450% due 11/3/45	319,155
170,000	AAA	3.700% due 8/8/46	161,273
30,000	AAA	4.250% due 2/6/47	31,102
130,000	AAA	3.950% due 8/8/56	122,648
200,000	AAA	4.500% due 2/6/57	208,110
		Oracle Corp., Senior Unsecured Notes:
220,000	AA-	1.200% due 10/15/17	220,200
175,000	AA-	2.800% due 7/8/21	178,945
270,000	AA-	1.900% due 9/15/21	265,433
193,000	AA-	3.400% due 7/8/24	198,526
105,000	AA-	2.650% due 7/15/26	100,944
170,000	AA-	4.500% due 7/8/44	179,219
50,000	AA-	4.000% due 7/15/46	48,859
125,000	BB+	Quintiles IMS Inc., Company Guaranteed Notes, 4.875% due 5/15/23(b)	129,219

		Total Software	5,736,762

Specialty Retail — 0.3%
61,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.150% due 11/1/25	63,346
160,000	BB	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	170,600
45,000	A-	Lowe’s Cos., Inc., Senior Unsecured Notes, 2.500% due 4/15/26	42,976
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
1,055,000	BBB	3.450% due 6/1/26	1,039,770
75,000	BBB	4.800% due 11/18/44	77,922
45,000	BBB	4.650% due 6/1/46	46,098

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Specialty Retail — 0.3% — (continued)
		Wal-Mart Stores Inc., Senior Unsecured Notes:
$300,000	AA	3.250% due 10/25/20	$314,465
11,000	AA	6.500% due 8/15/37	14,939
475,000	AA	4.750% due 10/2/43	537,355
73,000	AA	4.300% due 4/22/44	77,577

		Total Specialty Retail	2,385,048

Technology Hardware, Storage & Peripherals — 0.3%
		Apple Inc., Senior Unsecured Notes:
103,000	AA+	2.850% due 5/6/21	105,695
280,000	AA+	2.450% due 8/4/26	265,792
220,000	AA+	3.350% due 2/9/27	223,938
75,000	AA+	3.450% due 2/9/45	67,476
305,000	AA+	4.375% due 5/13/45	318,216
40,000	AA+	4.650% due 2/23/46	43,601
235,000	AA+	3.850% due 8/4/46	227,056
20,000	AA+	4.250% due 2/9/47	20,543
		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes:
400,000	BBB-	3.480% due 6/1/19(b)	409,264
330,000	BBB-	4.420% due 6/15/21(b)	346,385
80,000	BBB-	6.020% due 6/15/26(b)	88,121
150,000	AA-	International Business Machines Corp., Senior Unsecured Notes, 2.875% due 11/9/22	151,959

		Total Technology Hardware, Storage & Peripherals	2,268,046

Tobacco — 0.2%
		Altria Group Inc., Company Guaranteed Notes:
260,000	A-	9.250% due 8/6/19	305,823
130,000	A-	4.750% due 5/5/21	141,440
102,000	A-	5.375% due 1/31/44	119,297
		Philip Morris International Inc., Senior Unsecured Notes:
190,000	A	2.900% due 11/15/21	193,001
80,000	A	4.500% due 3/20/42	83,108
		Reynolds American Inc., Company Guaranteed Notes:
10,000	BBB	8.125% due 6/23/19	11,339
61,000	BBB	3.250% due 6/12/20	62,580
381,000	BBB	5.850% due 8/15/45	454,588

		Total Tobacco	1,371,176

Transportation — 0.0%
		FedEx Corp., Company Guaranteed Notes:
135,000	BBB	3.875% due 8/1/42	125,085
49,000	BBB	4.100% due 2/1/45	46,798
150,000	A+	United Parcel Service Inc., Senior Unsecured Notes, 3.125% due 1/15/21	155,701

		Total Transportation	327,584

Transportation Infrastructure — 0.0%
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
40,000	BB-	5.250% due 8/15/22(b)	41,750
60,000	BB-	5.500% due 2/15/24(b)	62,787

		Total Transportation Infrastructure	104,537

Wireless Telecommunication Services — 0.4%
250,000	BB-	Altice US Finance I Corp., Senior Secured Notes, 5.375% due 7/15/23(b)	261,562
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	354,343
300,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25(b)	301,340
50,000	BBB+	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	62,875

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Wireless Telecommunication Services — 0.4% — (continued)
$90,000	B	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	$108,225
250,000	B+	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(b)	274,062
		Sprint Corp., Company Guaranteed Notes:
20,000	B	7.250% due 9/15/21	21,850
30,000	B	7.875% due 9/15/23	33,450
280,000	B	7.625% due 2/15/25(h)	312,900
675,000	Baa2(c)	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Asset Backed, 3.360% due 9/20/21(b)	679,219
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	75,818
80,000	BBB	5.134% due 4/27/20	85,896
		T-Mobile USA Inc., Company Guaranteed Notes:
275,000	BB	6.250% due 4/1/21	284,531
25,000	BB	6.731% due 4/28/22	26,063

		Total Wireless Telecommunication Services	2,882,134

		TOTAL CORPORATE BONDS & NOTES (Cost — $196,198,164)	198,876,895

MORTGAGE-BACKED SECURITIES — 23.7%
FHLMC — 5.6%
		Federal Home Loan Mortgage Corp. (FHLMC):
8		8.000% due 4/1/17	9
31,301		3.133% due 3/1/41(d)	32,882
87,558		2.038% due 7/1/42(d)	92,124
		Gold:
98,282		6.000% due 5/1/17 — 6/1/39	109,693
902,053		5.000% due 6/1/21 — 6/1/41	995,300
8,864,577		4.000% due 10/1/25 — 5/1/46	9,383,248
74,203		4.500% due 4/1/29	79,711
984,229		5.500% due 1/1/30 — 2/1/40	1,085,868
10,653,319		3.000% due 3/1/31 — 1/1/47	10,612,624
2,331,883		2.500% due 12/1/31 — 1/1/32	2,340,972
281,292		6.500% due 8/1/37 — 9/1/39	315,727
25,479		7.000% due 3/1/39	29,071
11,155,174		3.500% due 12/1/42 — 8/1/46	11,479,481
3,100,000		3.500% due 3/1/46(i)	3,177,379

		TOTAL FHLMC	39,734,089

FNMA — 14.9%
		Federal National Mortgage Association (FNMA):
18		8.500% due 4/1/17	18
15,605,102		4.000% due 10/1/19 — 9/1/46	16,484,659
1,507,952		5.500% due 10/1/19 — 5/1/40	1,687,817
1,035,000		4.399% due 2/1/20	1,102,196
1,145,000		3.459% due 11/1/20	1,197,448
477,953		3.540% due 11/1/20	500,096
184,529		6.000% due 9/1/21 — 10/1/35	208,934
1,141,259		3.650% due 11/1/21	1,205,928
2,087,579		5.000% due 6/1/22 — 5/1/42	2,295,052
5,457,143		4.500% due 3/1/24 — 10/1/44	5,896,189
23,030,367		3.500% due 11/1/25 — 10/1/46	23,726,174
4,447,502		2.500% due 9/1/26 — 10/1/42	4,447,982
1,470,554		2.964% due 5/1/27	1,471,950
14,596,478		3.000% due 12/1/27 — 2/1/47	14,666,995
525,000		3.010% due 4/1/28	525,953

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
FNMA — 14.9% — (continued)
$545,000		3.050% due 4/1/28	$547,981
445,000		3.390% due 1/1/31	453,214
1,400,000		2.500% due 3/1/31(i)	1,403,794
275,000		3.200% due 3/1/31	275,484
470,000		2.600% due 10/1/31	438,310
7,570,000		3.000% due 3/1/32 — 3/1/46(i)	7,572,230
237,731		2.648% due 3/1/34(d)	250,677
384,422		3.360% due 7/1/35	388,419
67,550		2.482% due 10/1/35(d)	70,230
56,068		2.528% due 11/1/35(d)	58,303
21,697		2.567% due 11/1/35(d)	22,592
93,584		2.873% due 9/1/36(d)	98,904
58,215		7.000% due 4/1/37	65,122
111,654		2.390% due 5/1/37(d)	118,219
433,156		6.500% due 9/1/37 — 5/1/40	489,594
50,092		2.923% due 2/1/41(d)	52,604
105,011		3.032% due 7/1/41(d)	111,097
112,581		2.020% due 7/1/42(d)	118,679
17,486		2.207% due 7/1/42(d)	18,356
3,200,000		3.500% due 3/1/46(i)	3,280,500
4,800,000		4.000% due 3/1/47(i)	5,044,916
8,250,000		4.500% due 3/1/47(i)	8,866,171
950,000		5.000% due 3/1/47(i)	1,041,670

		TOTAL FNMA	106,204,457

GNMA — 3.2%
		Government National Mortgage Association (GNMA):
7		9.500% due 8/15/17	7
67,062		6.000% due 12/15/33 — 1/15/38	76,672
732,794		5.000% due 10/15/34 — 9/15/40	813,273
68,597		5.500% due 5/15/37 — 6/15/38	76,868
109,224		6.500% due 1/15/38 — 10/15/38	128,551
199,892		4.500% due 3/15/41	217,211
806,434		4.000% due 6/15/41 — 11/15/45	869,127
		Government National Mortgage Association II (GNMA):
1,196		9.000% due 11/20/21	1,297
161,274		6.000% due 7/20/37 — 11/20/40	185,314
1,614,168		4.500% due 1/20/40 — 3/20/46	1,741,721
315,639		5.000% due 7/20/40 — 9/20/41	348,511
396,754		4.000% due 11/20/40 — 7/20/42	422,506
3,964,937		3.000% due 1/20/43 — 12/20/46	4,019,859
6,045,497		3.500% due 6/20/43 — 11/20/46	6,299,402
4,700,000		3.000% due 3/20/46(i)	4,756,180
3,000,000		3.500% due 3/20/46(i)	3,118,828

		TOTAL GNMA	23,075,327

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $169,943,654)	169,013,873

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7%
270,000	AAA	225 Liberty Street Trust, Series 2016-225L, Class A, 3.597% due 2/10/36(b)	278,921
2,800,000	CCC	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.998% due 2/25/37(d)	2,465,620
4,839	AAA	ACE Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1, 1.261% due 11/25/33(d)	4,850
103,162	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 1.428% due 6/25/29(d)	90,773

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7% — (continued)
$1,312,480	CCC	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A1B, 0.928% due 12/25/36(d)	$1,230,211
480,000	AA-	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490% due 4/14/33(b)	486,619
76,848	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 3.172% due 7/25/34(d)	78,391
377,406	A+	Bayview Commercial Asset Trust, Series 2007-3, Class A1, 1.011% due 7/25/37(b)(d)	326,893
362,704	NR	BCAP LLC, Series 2013-RR1, Class 6A1, 3.306% due 5/26/36(b)(d)	364,354
		Bear Stearns Adjustable Rate Mortgage Trust:
116,844	AA	Series 2005-2, Class A2, 3.636% due 3/25/35(d)	118,301
421,962	D(j)	Series 2007-3, Class 1A1, 3.328% due 5/25/47(d)	387,103
		Bear Stearns ALT-A Trust:
271,423	BBB+	Series 2004-7, Class 2A1, 3.166% due 8/25/34(d)	277,746
200,542	CCC	Series 2005-2, Class 2A4, 3.306% due 4/25/35(d)	195,732
171,160	B	Series 2005-4, Class 23A2, 3.220% due 5/25/35(d)	168,814
663,308	CCC	Bear Stearns Asset Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(d)	656,440
565,000	BBB	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% due 6/11/50(d)	579,056
236,834	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 1.778% due 3/25/37(b)(d)	235,709
559,165	BB	Bravo Mortgage Asset Trust, Series 2006-1A, Class A2, 1.018% due 7/25/36(b)(d)	547,706
1,399,086	BB+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 1.028% due 6/25/36(d)	1,375,443
545,000	AAA	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(b)	561,822
185,692	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 3.004% due 2/25/37(d)	184,517
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
811,451	A+	Series 2004-2A, Class A1, 1.048% due 5/25/35(b)(d)	737,216
2,375,038	CCC	Series 2004-2A, Class B1, 1.079% due 5/25/35(b)(d)	1,737,080
		Citigroup Commercial Mortgage Trust:
620,000	Aaa(c)	Series 2013-375P, Class A, 3.251% due 5/10/35(b)	636,629
300,000	BB(j)	Series 2014-GC19, Class E, 4.401% due 3/10/47(b)(d)	219,302
140,000	Aa1(c)	Series 2014-GC25, Class AS, 4.017% due 10/10/47	145,985
440,000	Aaa(c)	Series 2015-GC27, Class A5, 3.137% due 2/10/48	441,153
420,000	BBB-(j)	Series 2015-GC33, Class D, 3.172% due 9/10/58	305,693
770,000	CCC	Citigroup Mortgage Loan Trust Inc., Series 2006-WFH2, Class M1, 1.048% due 8/25/36(d)	682,241
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
102,003	Caa3(c)	Series 2006-CD2, Class AJ, 5.474% due 1/15/46(d)	96,240
60,000	B-	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	33,375
50,000	Aa1(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.526% due 4/15/47(d)	50,413
400,000	Aa2(c)	Colony Mortgage Capital Ltd., Series 2014-FL2, Class B, 3.213% due 11/10/31(b)(d)	401,092
550,322	AA+	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, 6.094% due 12/10/49(d)	559,895
		Commercial Mortgage Trust:
181,304	AAA	Series 2007-C9, Class A4, 5.792% due 12/10/49(d)	182,638
265,000	AAA(j)	Series 2013-300P, Class A1, 4.353% due 8/10/30(b)	288,608
190,000	AA-(j)	Series 2013-300P, Class B, 4.394% due 8/10/30(b)(d)	201,829
260,000	BB	Series 2013-CR9, Class E, 4.256% due 7/10/45(b)(d)	198,439
535,000	Aaa(c)	Series 2013-CR11, Class A3, 3.983% due 10/10/46	570,349
40,000	Aa3(c)	Series 2013-CR12, Class B, 4.762% due 10/10/46(d)	43,109
20,000	A3(c)	Series 2013-CR12, Class C, 5.083% due 10/10/46(d)	20,388
265,000	AAA(j)	Series 2014-277P, Class A, 3.611% due 8/10/49(b)(d)	276,899
685,000	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	716,210
210,000	A-(j)	Series 2014-CR21, Class C, 4.417% due 12/10/47(d)	208,824
345,000	Aaa(c)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	364,687
290,000	AAA(j)	Series 2015-3BP, Class A, 3.178% due 2/10/35(b)	291,971
5,341,300	Aa1(c)	Series 2015-CR25, Class XA, 0.960% due 8/10/48(d)(k)	323,274
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(b)	277,832

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7% — (continued)
$1,600,000	BB-	Core Industrial Trust, Series 2015-TEXW, Class E, 3.849% due 2/10/34(b)(d)	$1,580,395
		Countrywide Alternative Loan Trust:
428,537	CCC	Series 2005-24, Class 4A1, 1.007% due 7/20/35(d)	386,176
642,927	D	Series 2006-OA17, Class 1A1A, 0.974% due 12/20/46(d)	502,131
		Countrywide Asset-Backed Certificates:
4,573	AAA	Series 2002-3, Class 1A1, 1.518% due 5/25/32(d)	4,413
246,975	CCC	Series 2006-SD3, Class A1, 1.108% due 7/25/36(b)(d)	208,443
956,607	CCC	Series 2007-4, Class A4W, 5.145% due 4/25/47	944,642
378,669	AA	Series 2007-13, Class 2A2, 1.578% due 10/25/47(d)	347,551
		Countrywide Home Loan Mortgage Pass Through Trust:
152,600	D	Series 2005-11, Class 3A3, 2.362% due 4/25/35(d)	106,427
67,889	WR(c)	Series 2005-11, Class 6A1, 1.378% due 3/25/35(d)	58,803
		Credit Suisse Commercial Mortgage Capital Trust:
4,216,880	Caa3(c)	Series 2006-7, Class 3A2, 6.422% due 8/25/36(d)(g)(k)	889,055
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(b)	237,095
1,106,610	NR	Series 2015-5R, Class 1A1, 1.066% due 9/27/46(b)	1,088,873
		Credit Suisse Commercial Mortgage Trust:
100,865	Caa3(c)	Series 2006-C3, Class AJ, 6.209% due 6/15/38(d)	54,933
26,868	Caa1(c)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	25,736
244,670	BBB	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	246,816
295,000	Aaa(c)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	305,099
87,459	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 1.579% due 11/19/44(d)	77,251
14,134	BBB-	EMC Mortgage Loan Trust, Series 2003-A, Class A1, 1.321% due 8/25/40(b)(d)	13,246
590,648	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 3.328% due 9/25/33(d)	584,825
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 28.631% due 2/15/24(d)(k)	5,979
110,804	NR	Series 3451, Class SB, 5.260% due 5/15/38(d)(k)	16,521
141,528	NR	Series 3621, Class SB, 5.460% due 1/15/40(d)(k)	24,695
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	619,740
1,792,105	NR	Series 3866, Class SA, 5.180% due 5/15/41(d)(k)	268,486
671,505	NR	Series 3947, Class SG, 5.180% due 10/15/41(d)(k)	117,462
537,228	NR	Series 4203, Class PS, 5.480% due 9/15/42(d)(k)	91,606
328,715	NR	Series 4210, Class Z, 3.000% due 5/15/43	305,188
293,601	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	31,318
273,594	NR	Series 4316, Class XZ, 4.500% due 3/15/44	311,005
158,044	NR	Series 4335, Class SW, 5.230% due 5/15/44(d)(k)	28,467
151,379	NR	Series R007, Class ZA, 6.000% due 5/15/36	170,347
159,913	NR	Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips, Series 334, Class S7, 5.330% due 8/15/44(d)(k)	33,626
		Federal National Mortgage Association (FNMA), ACES:
479,579	NR	Series 2006-M2, Class A2A, 5.271% due 10/25/32(d)	504,714
19,661,627	NR	Series 2013-M7, Class X2, 0.238% due 12/27/22(d)(k)	203,126
296,542	NR	Series 2014-M12, Class FA, 1.074% due 10/25/21(d)	295,799
100,000	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	96,683
6,499,570	NR	Series 2015-M7, Class X2, 0.525% due 12/25/24(d)(k)	221,076
21,378,685	NR	Series 2015-M8, Class X2, 0.177% due 1/25/25(d)(k)	256,566
400,000	NR	Series 2016-M7, Class A2, 2.499% due 9/25/26	382,215
		Federal National Mortgage Association (FNMA), Grantor Trust:
101,165	NR	Series 2000-T6, Class A3, 4.282% due 6/25/30(d)	105,923
2,857	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	2,868
		Federal National Mortgage Association (FNMA), Interest Strip:
226,066	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	44,145
423,288	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	78,799

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7% — (continued)
$65,398	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	$13,363
		Federal National Mortgage Association (FNMA), REMICS:
47,800	NR	Series 2004-38, Class FK, 1.128% due 5/25/34(d)	47,693
275,545	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	294,920
1,044,957	NR	Series 2006-51, Class SP, 5.872% due 3/25/36(d)(k)	163,765
496,623	NR	Series 2007-68, Class SC, 5.922% due 7/25/37(d)(k)	82,542
1,077,302	NR	Series 2008-18, Class SM, 6.222% due 3/25/38(d)(k)	162,145
614,714	NR	Series 2011-87, Class SG, 5.772% due 4/25/40(d)(k)	88,181
322,790	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(k)	25,456
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	854,018
207,426	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	235,166
313,544	NR	Series 2012-51, Class B, 7.000% due 5/25/42	360,410
44,905	NR	Series 2012-70, Class YS, 5.872% due 2/25/41(d)(k)	6,386
241,619	NR	Series 2012-74, Class SA, 5.872% due 3/25/42(d)(k)	41,636
40,270	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(a)	36,114
386,045	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	47,876
178,198	NR	Series 2012-133, Class CS, 5.372% due 12/25/42(d)(k)	36,803
717,684	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	819,106
570,237	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	634,624
453,759	NR	Series 2016-60, Class QS, 5.322% due 9/25/46(d)(k)	79,003
		FHLMC Multifamily Structured Pass Through Certificates:
258,921	AAA(j)	Series K016, Class X1, 1.537% due 10/25/21(d)(k)	15,174
655,000	NR	Series K151, Class A3, 3.511% due 4/25/30	676,804
897,525	Aa2(c)	Series KF02, Class A2, 1.322% due 7/25/20(d)	898,745
600,000	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class AR, 2.085% due 1/16/26(b)(d)	600,017
1,740,000	Aaa(c)	Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A2, 1.340% due 1/15/22(d)	1,748,787
562,018	AAA	Four Times Square Trust Commercial Mortgage Pass Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(b)	620,600
		GAHR Commercial Mortgage Trust, Series 2015-NRF:
119,896	AAA	Class AFL1, 2.070% due 12/15/34(b)(d)	120,453
505,000	BBB-	Class DFX, 3.382% due 12/15/34(b)(d)	510,607
158,760	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 1.190% due 5/15/34(b)(d)	144,072
1,438	A+	GMAC Home Equity Notes Loan Trust, Series 2004-VF1, Class A1, 1.528% due 2/25/31(b)(d)	1,441
		Government National Mortgage Association (GNMA):
2,216,480	NR	Series 2008-51, Class GS, 5.460% due 6/16/38(d)(k)	430,077
36,532	NR	Series 2010-31, Class GS, 5.719% due 3/20/39(d)(k)	3,208
122,196	NR	Series 2010-85, Class HS, 5.869% due 1/20/40(d)(k)	17,535
18,894	NR	Series 2010-107, Class SG, 5.369% due 2/20/38(d)(k)	632
3,484,934	NR	Series 2013-85, Class IA, 0.745% due 3/16/47(d)(k)	152,715
1,930,609	NR	Series 2014-105, Class IO, 0.976% due 6/16/54(d)(k)	122,339
166,530	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(k)	34,767
176,553	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(k)	36,462
94,783	NR	Series 2016-135, Class SB, 5.330% due 10/16/46(d)(k)	21,555
350,000	Aa2(c)	GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS, 3.777% due 5/10/50(d)	358,119
		GS Mortgage Securities Trust:
460,763	BBB-	Series 2007-GG10, Class A1A, 5.865% due 8/10/45(d)	463,834
5,468,757	Aa1(c)	Series 2015-GS1, Class XA, 0.834% due 11/10/48(d)(k)	313,752
		Harborview Mortgage Loan Trust:
306,013	BBB+	Series 2004-5, Class 2A6, 2.782% due 6/19/34(d)	304,943
111,112	WD(j)	Series 2006-2, Class 1A, 3.420% due 2/25/36(d)	88,926
119,233	A+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.968% due 12/25/35(d)	119,060
2,143	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.578% due 3/25/33(d)	2,092
68,559	D	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.187% due 9/25/35(d)	58,273
1,144,018	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.938% due 8/25/36(d)	466,834
570,000	(P)Aaa(c)	JP Morgan Mortgage Trust, Series 2017-1, Class A4, 3.500% due 1/25/47(b)(d)	584,238

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7% — (continued)
		JPMBB Commercial Mortgage Securities Trust:
$40,000	Aa3(c)	Series 2013-C17, Class B, 4.886% due 1/15/47(d)	$43,496
350,000	BB(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(b)(d)	228,103
240,000	A3(c)	Series 2014-C24, Class C, 4.425% due 11/15/47(d)	242,028
120,000	Aaa(c)	Series 2015-C31, Class A3, 3.801% due 8/15/48	125,916
		JPMorgan Chase Commercial Mortgage Securities Trust:
960,000	CCC	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(d)	825,641
390,000	BBB-	Series 2007-CB20, Class AM, 5.967% due 2/12/51(d)	397,086
776,781	AAA	Series 2011-C4, Class A3, 4.106% due 7/15/46(b)	796,489
117,974	Aaa(c)	Series 2011-C5, Class A3, 4.171% due 8/15/46	126,113
175,000	Aaa(c)	Series 2011-C5, Class AS, 5.408% due 8/15/46(b)(d)	193,729
370,000	Aa1(c)	Series 2011-C5, Class B, 5.408% due 8/15/46(b)(d)	407,218
2,159,319	Aaa(c)	Series 2012-CBX, Class XA, 1.657% due 6/15/45(d)(k)	124,062
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(b)	481,182
650,000	AA-	Series 2014-FL6, Class B, 3.050% due 11/15/31(b)(d)	639,118
150,000	A-	Series 2014-PHH, Class C, 2.870% due 8/15/27(b)(d)	150,192
275,000	AAA	Series 2015-SGP, Class A, 2.470% due 7/15/36(b)(d)	277,037
556,403	Aa1(c)	JPMorgan Trust, Series 2015-5, Class A9, 2.881% due 5/25/45(b)(d)	555,910
		LB-UBS Commercial Mortgage Trust:
500,000	BB	Series 2007-C6, Class AM, 6.114% due 7/15/40(d)	509,006
160,000	A-	Series 2007-C7, Class AM, 6.163% due 9/15/45(d)	164,178
87,831	Ca(c)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.078% due 12/25/35(d)	55,950
358,500	AAA	Limerock CLO II Ltd., Series 2014-2A, Class AR, 2.310% due 4/18/26(b)(d)	359,471
320,060	AAA	Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 2.570% due 9/15/28(b)(d)	321,804
760,000	Aaa(c)	Magnetite IX Ltd., Series 2014-9A, Class A1, 2.458% due 7/25/26(b)(d)	760,882
149,798	A+	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 3.047% due 11/21/34(d)	153,682
521,490	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.895% due 10/25/32(d)	523,511
357,977	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 1.028% due 7/25/37(d)	239,214
		Merrill Lynch Mortgage Investors Trust:
45,048	A+	Series 2004-A3, Class 4A3, 3.177% due 5/25/34(d)	44,969
672,302	BBB	Series 2005-2, Class 2A, 2.710% due 10/25/35(d)	677,315
771,300	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	841,397
		ML-CFC Commercial Mortgage Trust:
277,748	Caa1(c)	Series 2007-5, Class AJ, 5.450% due 8/12/48(d)	247,404
260,000	CCC	Series 2007-9, Class AJ, 6.183% due 9/12/49(d)	186,415
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(c)	Series 2013-C10, Class A4, 4.083% due 7/15/46(d)(l)	32,308
500,000	Aaa(c)	Series 2013-C13, Class A4, 4.039% due 11/15/46(l)	535,998
55,305	AA	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.692% due 4/15/49(d)(l)	55,259
548,993	AAA	New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% due 11/25/56(b)(d)	564,813
580,000	(P)AAA	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% due 2/10/32(b)	599,400
1,940,000	CCC	Park Place Securities Inc. Asset-Backed Pass Through Certificates, Series 2005-WHQ4, Class M2, 1.268% due 9/25/35(d)	1,696,201
670,000	BBB-	People’s Choice Home Loan Securities Trust, Series 2004-1, Class M1, 1.663% due 6/25/34(d)	623,790
		PFS Financing Corp.:
540,000	AAA	Series 2014-BA, Class A, 1.370% due 10/15/19(b)(d)	539,675
635,000	AAA	Series 2015-AA, Class A, 1.390% due 4/15/20(b)(d)	634,230
110,000	AAA	Series 2016-BA, Class A, 1.870% due 10/15/21(b)	109,038
1,578,029	A	Popular ABS Mortgage Pass Through Trust, Series 2006-C, Class A4, 1.028% due 7/25/36(d)	1,541,073
		Prime Mortgage Trust:
121,052	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(b)	121,367
38,459	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(b)	38,772
1,160,715	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(b)	1,095,069
		RAMP Trust:
3,790	CCC	Series 2003-RS4, Class AIIB, 1.438% due 5/25/33(d)	3,367

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7% — (continued)
$610,534	A-	Series 2003-RS9, Class AI6A, step bond to yield, 5.772% due 10/25/33	$644,755
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/13/32(b)(d)	970,785
315,522	Caa2(c)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	300,691
284,128	A	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.267% due 11/25/34(d)	284,871
172,926	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 1.031% due 7/19/35(d)	168,553
158,185	CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 1.128% due 6/25/35(b)(d)	134,786
523,825	Aaa(c)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(b)(d)	519,895
100,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(b)	101,880
485,000	B	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 5.703% due 6/15/49(b)	487,059
100,000	AAA	Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.120% due 6/15/29(b)(d)	100,387
		WaMu Mortgage Pass Through Certificates Trust:
18,630	BBB+	Series 2004-AR11, Class A, 2.839% due 10/25/34(d)	18,765
78,399	BBB+	Series 2004-AR12, Class A2A, 1.168% due 10/25/44(d)	76,329
581,869	B-	Series 2005-AR4, Class A5, 2.816% due 4/25/35(d)	578,126
231,990	BBB-	Series 2005-AR19, Class A1A2, 1.068% due 12/25/45(d)	218,937
1,268,021	B+	Series 2006-AR3, Class A1A, 1.614% due 2/25/46(d)	1,214,374
604,147	CCC	Series 2006-AR13, Class 2A, 2.099% due 10/25/46(d)	566,108
284,152	D	Series 2007-HY4, Class 4A1, 2.632% due 9/25/36(d)	256,775
721,033	Ca(c)	Series 2007-OA2, Class 2A, 1.314% due 1/25/47(d)	531,086
		Wells Fargo Commercial Mortgage Trust:
120,000	Aa3(c)	Series 2013-LC12, Class B, 4.296% due 7/15/46(d)	126,298
1,000,000	Aa2(c)	Series 2015-C28, Class AS, 3.872% due 5/15/48(d)	1,033,701
150,000	Aaa(c)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	150,553
960,000	Aaa(c)	Series 2015-NXS1, Class A5, 3.148% due 5/15/48	966,748
310,000	A-(j)	Series 2015-NXS1, Class C, 3.848% due 5/15/48(d)	304,280
330,000	BBB-(j)	Series 2015-NXS1, Class D, 4.103% due 5/15/48(d)	281,507
		Wells Fargo Mortgage Backed Securities Trust:
414,111	Caa1(c)	Series 2006-12, Class A3, 6.000% due 10/25/36	404,177
200,120	CCC	Series 2006-AR2, Class 2A1, 3.087% due 3/25/36(d)	200,631
57,236	Caa2(c)	Series 2006-AR7, Class 2A4, 3.094% due 5/25/36(d)	54,835
		WF-RBS Commercial Mortgage Trust:
205,000	Aaa(c)	Series 2011-C2, Class A4, 4.869% due 2/15/44(b)(d)	223,076
734,185	Aaa(c)	Series 2011-C4, Class A3, 4.394% due 6/15/44(b)	756,081
1,834,932	Aaa(c)	Series 2012-C7, Class XA, 1.483% due 6/15/45(b)(d)(k)	106,948
145,000	Aaa(c)	Series 2013-C14, Class A4, 3.073% due 6/15/46	147,282
2,550,443	Aaa(c)	Series 2014-C20, Class XA, 1.168% due 5/15/47(d)(k)	140,691
240,000	BBB-(j)	Series 2014-C22, Class D, 3.907% due 9/15/57(b)(d)	183,948

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $80,062,840)	76,593,720

ASSET-BACKED SECURITIES — 2.7%
Automobiles — 0.3%
		AmeriCredit Automobile Receivables Trust:
170,000	AAA	Series 2016-2, Class A3, 1.600% due 11/9/20	169,815
70,000	AAA	Series 2017-1, Class A3, 1.870% due 8/18/21	69,995
290,000	AAA	Drive Auto Receivables Trust, Series 2016-BA, Class A3, 1.670% due 7/15/19(b)	290,290
1,380,000	Aaa(c)	Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.830% due 8/25/19(b)	1,372,586
100,000	AAA	Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.810% due 3/15/21(b)	99,810

		Total Automobiles	2,002,496

Credit Cards — 0.6%
635,000	AAA	BA Credit Card Trust, Series 2014-A3, Class A, 1.060% due 1/15/20(d)	635,722
740,000	AAA	Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.330% due 6/15/22	732,721

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Credit Cards — 0.6% — (continued)
$590,000		AAA	Chase Issuance Trust, Series 2015-A1, Class A1, 1.090% due 2/18/20(d)	$590,991
635,000		AAA	Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 1.929% due 1/23/20(d)	641,079
645,000		AAA	Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.640% due 7/15/21	644,917
			Synchrony Credit Card Master Note Trust:
565,000		AAA	Series 2012-7, Class A, 1.760% due 9/15/22	563,088
490,000		AAA	Series 2016-3, Class A, 1.580% due 9/15/22	485,337

			Total Credit Cards	4,293,855

Student Loans — 1.8%
500,468		AA+	CIT Education Loan Trust, Series 2007-1, Class A, 1.087% due 3/25/42(b)(d)	467,661
			Navient Private Education Loan Trust:
590,584		AAA	Series 2014-AA, Class A2B, 2.020% due 2/15/29(b)(d)	600,366
181,945		AAA	Series 2014-CTA, Class A, 1.470% due 9/16/24(b)(d)	182,321
			SLC Student Loan Trust:
1,820,000		AAA	Series 2005-3, Class A3, 1.083% due 6/15/29(d)	1,798,710
563,550		AAA	Series 2006-2, Class A5, 1.063% due 9/15/26(d)	561,629
			SLM Private Education Loan Trust:
9,459		AAA	Series 2012-A, Class A1, 2.170% due 8/15/25(b)(d)	9,463
519,295		AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(b)	526,040
450,707		AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(b)	454,556
			SLM Student Loan Trust:
1,220,000		AAA	Series 2003-11, Class A6, 1.713% due 12/15/25(b)(d)	1,220,012
1,400,000		AAA	Series 2004-1, Class A4, 1.298% due 10/27/25(d)	1,388,782
340,732		AAA	Series 2004-8A, Class A5, 1.538% due 4/25/24(b)(d)	341,715
564,543		AAA	Series 2005-4, Class A3, 1.158% due 1/25/27(d)	559,643
880,000		AA+	Series 2005-5, Class A5, 1.788% due 10/25/40(d)	847,230
594,574		AAA	Series 2005-6, Class A5B, 2.238% due 7/27/26(d)	597,549
1,366,280		AAA	Series 2011-2, Class A1, 1.378% due 11/25/27(d)	1,365,449
			SMB Private Education Loan Trust:
318,933		AAA	Series 2015-B, Class A1, 1.470% due 2/15/23(b)(d)	319,433
680,000		AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(b)	689,915
545,000		AAA	Series 2015-C, Class A3, 2.720% due 8/16/32(b)(d)	574,241
100,000		Aaa(c)	Series 2016-A, Class A2A, 2.700% due 5/15/31(b)	99,660

			Total Student Loans	12,604,375

			TOTAL ASSET-BACKED SECURITIES (Cost — $18,805,245)	18,900,726

SOVEREIGN BONDS — 2.2%
Argentina — 0.1%
920,000		B-	Argentine Republic Government International Bonds, 5.625% due 1/26/22(b)	930,350

Brazil — 0.4%
656,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	714,222
5,296,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/23	1,716,564
			Federative Republic of Brazil:
280,000		BB	4.875% due 1/22/21	293,580
400,000		BB	5.000% due 1/27/45	351,000

			Total Brazil	3,075,366

Canada — 0.2%
152,000		AA-	Province of Manitoba Canada, 3.050% due 5/14/24	155,860
895,000		A+	Province of Ontario Canada, 1.250% due 6/17/19	885,391

			Total Canada	1,041,251

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Colombia — 0.1%
			Colombia Government International Bonds:
$200,000		BBB	4.500% due 1/28/26	$211,750
200,000		Baa2(c)	3.875% due 4/25/27	199,250
370,000		BBB	5.625% due 2/26/44	401,635

			Total Colombia	812,635

Indonesia — 0.1%
500,000		BB+	Indonesia Government International Bonds, 3.750% due 4/25/22	513,549

Mexico — 0.8%
			Mexican Bonos:
30,492,700	MXN	A	6.500% due 6/9/22	1,478,914
15,120,000	MXN	A	10.000% due 12/5/24	876,551
46,325,700	MXN	A	7.750% due 11/13/42	2,288,319
			Mexico Government International Bonds:
61,000		BBB+	3.500% due 1/21/21	62,921
174,000		BBB+	3.625% due 3/15/22	178,263
66,000		BBB+	4.000% due 10/2/23	67,749
305,000		BBB+	4.125% due 1/21/26	312,671
210,000		BBB+	4.750% due 3/8/44	200,550

			Total Mexico	5,465,938

Panama — 0.0%
200,000		BBB	Panama Government International Bonds, 4.000% due 9/22/24	210,200

Peru — 0.0%
			Peruvian Government International Bonds:
60,000		BBB+	6.550% due 3/14/37	77,625
170,000		BBB+	5.625% due 11/18/50	201,025

			Total Peru	278,650

Poland — 0.1%
610,000		BBB+	Poland Government International Bonds, 4.000% due 1/22/24	640,807

Russia — 0.3%
			Russian Federal Bonds — OFZ:
22,990,000	RUB	BBB-	7.000% due 8/16/23	371,295
6,950,000	RUB	NR	7.750% due 9/16/26	115,690
31,310,000	RUB	BBB-	8.150% due 2/3/27	540,850
78,320,000	RUB	BBB-	7.050% due 1/19/28	1,238,937

			Total Russia	2,266,772

Uruguay — 0.1%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	74,550
210,000		BBB	4.375% due 10/27/27	217,350

			Total Uruguay	291,900

			TOTAL SOVEREIGN BONDS (Cost — $17,725,779)	15,527,418

SENIOR LOANS — 1.2%
600,000		NR	Avolon TLB Borrower 1 S.a r.l., (Restricted), due 1/20/22(m)	611,289
42,852		NR	Berry Plastics Corp., (Restricted), 3.280% due 10/1/22	43,207
297,750		NR	Charter Communications Operating LLC, (Restricted), 3.030% due 1/15/24	300,037
2,100,000		NR	Delos Finance S.à r.l., (Restricted), 3.248% due 10/6/23	2,122,533
1,097,222		NR	Delta Air Lines Inc., (Restricted), 3.281% due 8/24/22	1,108,194
2,460,000		NR	Flying Fortress Inc., (Restricted), due 10/30/22(m)	2,484,219

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS — 1.2% — (continued)
		Hilton Worldwide Finance LLC, (Restricted):
$12,820	NR	3.500% due 10/26/20	$12,929
174,301	NR	3.278% due 10/26/23	175,463
202,061	NR	Michaels Stores Inc., (Restricted), 3.750% due 1/30/23	201,862
283,040	NR	Party City Holdings Inc., (Restricted), 3.855% due 8/19/22	281,478
997,500	NR	RPI Finance Trust, (Restricted), 3.498% due 10/14/22	1,010,073

		TOTAL SENIOR LOANS (Cost — $8,340,591)	8,351,284

MUNICIPAL BONDS — 0.5%
California — 0.2%
350,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 4.000% due 10/1/47	348,765
		University of California, Revenue Bonds:
25,000	AA	Series AD 4.858% due 5/15/12	24,819
400,000	AA	Series AJ 4.601% due 5/15/31	446,008
266,000	AA	Series AQ 4.767% due 5/15/15	257,089

		Total California	1,076,681

Delaware — 0.0%
300,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.755% due 1/29/46(d)	276,175

Massachusetts — 0.0%
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	111,946

Minnesota — 0.1%
325,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.678% due 1/29/46(d)	299,189

New Jersey — 0.0%
110,000	BBB+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	110,462

New York — 0.2%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	646,840
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
		Series A, 5.000% due 11/1/42	89,541
300,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series CC, 5.882% due 6/15/44	394,812
270,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	316,154

		Total New York	1,447,347

Texas — 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, Series A, 5.000% due 11/1/45(n)	247,749

Virginia — 0.0%
277,132	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	297,992

		TOTAL MUNICIPAL BONDS (Cost — $3,768,592)	3,867,541

Shares/Units
PREFERRED STOCK — 0.0%
FINANCIALS — 0.0%
Banks — 0.0%
10,300		GMAC Capital Trust I, 6.824%(d) (Cost — $255,440)	264,916

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Number of Contracts		Security	Value
PURCHASED OPTIONS — 0.0%
United States — 0.0%
17		U.S. Treasury 10-Year Note April Futures, Call @ $125.00, expires 3/24/17, GSC	$8,235
22		U.S. Treasury 10-Year Note April Futures, Call @ $126.00, expires 3/24/17, GSC	4,469
18		U.S. Treasury 10-Year Note April Futures, Put @ $122.00, expires 3/24/17, GSC	1,406
18		U.S. Treasury 10-Year Note April Futures, Put @ $119.00, expires 3/24/17, GSC	281
4		U.S. Treasury 10-Year Note April Futures, Call @ $152.00, expires 3/24/17, GSC	5,562
9		U.S. Treasury 10-Year Note May Futures, Put @ $123.50, expires 4/21/17, GSC	4,500
22		U.S. Treasury 5-Year Note April Futures, Put @ $115.00, expires 3/24/17, GSC	516
22		U.S. Treasury 5-Year Note April Futures, Put @ $117.00, expires 3/24/17, GSC	3,953
2		U.S. Treasury Bond April Futures, Call @ $153.00, expires 3/24/17, GSC	1,906

		Total United States	30,828

		TOTAL PURCHASED OPTIONS (Cost — $47,029)	30,828

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $702,509,956)	701,126,443

Face Amount†
SHORT-TERM INVESTMENTS (o) — 6.9%
MONEY MARKET FUND — 0.1%
$670,051		Invesco STIT — Government & Agency Portfolio(p) (Cost — $670,051)	670,051

REPURCHASE AGREEMENT — 2.4%
17,000,000		Merrill Lynch & Pierce, Fenner & Smith Inc. repurchase agreement dated 2/28/17, 0.520% due 3/1/17, Proceeds at maturity — $17,000,246; (Fully collateralized by U.S. Treasury Notes, 2.000%, due 8/15/25; Market Valued — $17,297,159)(q) (Cost — $17,000,000)	17,000,000

TIME DEPOSITS — 2.5%
3,834,817		Banco Santander SA — Frankfurt, 0.270% due 3/1/17	3,834,817
199,076	EUR	Citibank — London, (0.578)% due 3/1/17	210,902
14,028,322		Deutsche Bank AG — Grand Cayman, 0.270% due 3/1/17	14,028,322

		TOTAL TIME DEPOSITS (Cost — $18,074,041)	18,074,041

U.S. GOVERNMENT OBLIGATIONS — 1.9%
		U.S. Treasury Bills:
5,450,000		0.463% due 4/6/17(q)(r)	5,447,480
6,820,000		0.492% due 4/27/17(q)	6,814,693
1,330,000		0.501% due 5/4/17(q)	1,328,818

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $13,590,991)	13,590,991

		TOTAL SHORT-TERM INVESTMENTS (Cost — $49,335,083)	49,335,083

		TOTAL INVESTMENTS — 105.2% (Cost — $751,845,039#)	750,461,526

		Liabilities in Excess of Other Assets — (5.2)%	(37,328,303)

		TOTAL NET ASSETS — 100.0%	$713,133,223

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund
(a)	Principal only security.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2017.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Illiquid security.
(h)	All or a portion of this security is on loan (See Note 1).
(i)	This security is traded on a TBA basis (See Note 1).
(j)	Rating by Fitch Ratings Service. All ratings are unaudited.
(k)	Interest only security.
(l)	Affiliated security (See Note 2).
(m)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(o)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 6.8%.
(p)	Represents investment of collateral received from securities lending transactions.
(q)	Rate shown represents yield-to-maturity.
(r)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABS	— Asset-Based Security
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
GO	— General Obligation
GTDSTD	— Guaranteed Student Loans
MASTR	— Mortgage Asset Securitization Transactions Incorporated
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	28.0%
Corporate Bonds & Notes	26.5
Mortgage-Backed Securities	22.5
Collateralized Mortgage Obligations	10.2
Asset-Backed Securities	2.5
Sovereign Bonds	2.1
Senior Loans	1.1
Municipal Bonds	0.5
Preferred Stock	0.0	*
Purchased Options	0.0	*
Short-Term Investments	6.6

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Schedule of Options Contracts Written

Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
Germany
11	EUR	Euro-Bund June Futures, Call	GSC	5/26/17	$165.00	$13,402
11	EUR	Euro-Bund June Futures, Put	GSC	5/26/17	157.00	3,962

		Total Germany				17,364

United States
9		U.S. Treasury 5-Year Note April Futures, Call	GSC	3/24/17	118.25	1,898
86		U.S. Treasury 5-Year Note April Futures, Call	GSC	3/24/17	118.50	12,094
42		U.S. Treasury 5-Year Note April Futures, Put	GSC	3/24/17	116.00	2,297
18		U.S. Treasury 5-Year Note April Futures, Put	GSC	3/24/17	116.75	2,391
9		U.S. Treasury 5-Year Note May Futures, Call	GSC	4/21/17	118.75	1,758
52		U.S. Treasury 5-Year Note May Futures, Call	GSC	4/21/17	119.25	5,687
9		U.S. Treasury 5-Year Note May Futures, Put	GSC	4/21/17	115.75	773
52		U.S. Treasury 5-Year Note May Futures, Put	GSC	4/21/17	116.00	5,687
9		U.S. Treasury 10-Year Note April Futures, Call	GSC	3/24/17	126.50	1,125
35		U.S. Treasury 10-Year Note April Futures, Put	GSC	3/24/17	120.50	1,094
28		U.S. Treasury 10-Year Note June Futures, Call	GSC	5/26/17	127.00	13,125
83		U.S. Treasury 10-Year Note June Futures, Call	GSC	5/26/17	127.50	31,125
13		U.S. Treasury 10-Year Note June Futures, Call	GSC	5/26/17	128.00	4,063
53		U.S. Treasury 10-Year Note June Futures, Put	GSC	5/26/17	119.50	6,625
13		U.S. Treasury 10-Year Note June Futures, Put	GSC	5/26/17	121.00	3,250
9		U.S. Treasury Bond June Futures, Call	GSC	5/26/17	158.00	8,719
18		U.S. Treasury Bond June Futures, Call	GSC	5/26/17	160.00	11,812

		Total United States				113,523

		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $161,948)				$130,887

During the period ended February 28, 2017, options contracts written transactions for Core Fixed Income Fund were as follows:

	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2016	178	$57,218
Options written	2,198	733,930
Options closed	(1,031)	(375,985)
Options expired	(785)	(253,215)

Options contracts written, outstanding at February 28, 2017	560	$161,948

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2017, Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-BTP March Futures	56	3/17	$7,883,885	$1,515
U.S. Treasury 2-Year Note June Futures	49	6/17	10,603,906	6,345
U.S. Treasury 5-Year Note June Futures	495	6/17	58,263,047	62,573
U.S. Treasury 10-Year Note June Futures	18	6/17	2,242,406	(1,641)

				68,792

Contracts to Sell:
90-Day Eurodollar March Futures	250	3/17	61,800,000	53,138
Euro FX Currency March Futures	6	3/17	794,813	6,508
Euro-Bund March Futures	85	3/17	14,952,636	(313,815)
Japan Government 10-Year Bond March Futures	5	3/17	6,704,662	(13,358)
U.S. Treasury 2-Year Note June Futures	26	6/17	5,626,563	4,469
U.S. Treasury Long Bond June Futures	9	6/17	1,364,906	(13,719)
U.S. Treasury Ultra Long Bond June Futures	58	6/17	9,383,313	(119,563)
U.S. Ultra Long Bond June Futures	21	6/17	2,812,688	(12,467)

				(408,807)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts				$(340,015)

At February 28, 2017, Core Fixed Income Fund had deposited cash of $1,035,814 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At February 28, 2017, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	956,000	CITI	$1,187,759	4/20/17	$18,447
Canadian Dollar	4,000	BCLY	3,013	4/20/17	(38)
Chinese Offshore Renminbi	923,094	BOA	134,147	4/20/17	485
Chinese Offshore Renminbi	932,749	BOA	135,550	4/20/17	26
Euro	180,000	BOA	191,133	4/20/17	(363)
Euro	170,000	BOA	180,514	4/20/17	186
Euro	1,550,000	BOA	1,645,863	4/20/17	(9,862)
Indian Rupee	124,380,000	CITI	1,851,056	4/20/17	51,316
Indonesian Rupiah	24,550,200,000	CITI	1,830,497	4/20/17	10,211

					70,408

Contracts to Sell:
Chinese Offshore Renminbi	26,818,047	BCLY	3,897,294	4/20/17	(59,017)
Chinese Offshore Renminbi	13,810,000	CITI	2,006,919	4/20/17	(39,542)
Euro	245,000	BCLY	260,153	4/20/17	3,719
Euro	1,446,788	CITI	1,536,268	4/20/17	7,539

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Euro	260,000	CITI	$276,080	4/20/17	$263
Japanese Yen	430,420,558	CITI	3,841,205	4/20/17	(101,311)
Japanese Yen	58,570,000	CITI	522,697	4/20/17	(703)
Japanese Yen	62,630,000	CITI	558,929	4/20/17	(752)
Mexican Peso	27,180,000	CITI	1,342,998	4/20/17	(99,972)
New Taiwan Dollar	3,950,000	CITI	128,902	4/20/17	(3,481)
New Taiwan Dollar	71,591,283	CITI	2,336,273	4/20/17	(48,281)

					(341,538)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(271,130)

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
BRL	— Brazilian Real	BCLY	— Barclays Bank PLC
EUR	— Euro	BOA	— Bank of America
MXN	— Mexican Peso	CITI	— Citigroup Global Markets Inc.
RUB	— Russian Ruble	GSC	— Goldman Sachs & Co.

See pages 221-222 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES — 93.7%
Aerospace & Defense — 0.3%
$610,000	BB-	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21(a)	$605,425
310,000	B	LMI Aerospace Inc., Secured Notes, 7.375% due 7/15/19	317,363
30,000	CCC+	TransDigm Inc., Company Guaranteed Notes, 6.375% due 6/15/26(a)	30,375

		Total Aerospace & Defense	953,163

Airlines — 1.2%
625,000	BB-	Air Canada, Company Guaranteed Notes, 7.750% due 4/15/21(a)	704,688
1,199,387	BBB-	American Airlines Class B Pass Through Trust, Series 2013-2, Pass Thru Certificates, 5.600% due 7/15/20(a)	1,245,863
635,000	BB-	American Airlines Group Inc., Company Guaranteed Notes, 5.500% due 10/1/19(a)	661,988
21,766	BBB	Continental Airlines Class B Pass Through Trust, Series 2012-2, Pass Thru Certificates, 5.500% due 10/29/20	22,637
40,775	BBB	Delta Air Lines Class B Pass Through Trust, Series 2007-1, Pass Thru Certificates, 8.021% due 8/10/22	46,126
146,559	BBB-	United Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.375% due 8/15/21	153,338
361,560	BBB	United Airlines Class B Pass Through Trust, Series 2014-1, Pass Thru Certificates, 4.750% due 4/11/22	371,955
244,141	BBB-	United Airlines Class B Pass Through Trust, Series 2014-2, Pass Thru Certificates, 4.625% due 9/3/22	249,634
353,722	BBB-	US Airways Class B Pass Through Trust, Series 2012-2, Pass Thru Certificates, 6.750% due 6/3/21	385,115

		Total Airlines	3,841,344

Automobiles — 1.8%
410,000	BB	Adient Global Holdings Ltd., Company Guaranteed Notes, 4.875% due 8/15/26(a)	407,950
860,000	Ba3(b)	Allison Transmission Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	877,200
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
440,000	B	5.125% due 2/15/19	445,160
400,000	B	6.625% due 10/15/22(c)	416,000
405,000	BB-	Deck Chassis Acquisition Inc., Secured Notes, 10.000% due 6/15/23(a)	432,337
		General Motors Co., Senior Unsecured Notes:
70,000	BBB	6.600% due 4/1/36	82,268
560,000	BBB	5.200% due 4/1/45	565,589
580,000	BB	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 5.125% due 11/15/23	605,375
		IHO Verwaltungs GmbH, Senior Secured Notes:
200,000	BB-	4.125% (4.125% cash or 4.875% PIK) due 9/15/21(a)(d)	202,560
200,000	BB-	4.750% (4.750% cash or 5.500% PIK) due 9/15/26(a)(d)	198,000
905,000	CCC	Navistar International Corp., Company Guaranteed Notes, 8.250% due 11/1/21	918,575
860,000	BB+	ZF North America Capital Inc., Company Guaranteed Notes, 4.750% due 4/29/25(a)	889,025

		Total Automobiles	6,040,039

Banks — 2.8%
		Bank of America Corp., Junior Subordinated Notes:
260,000	BB+	5.200%(c)(e)(f)	260,812
2,150,000	BB+	6.500%(e)(f)	2,350,875
200,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	215,215
200,000	B+	Barclays PLC, Junior Subordinated Notes, 8.250%(e)(f)	212,775
450,000	BBB-	BNP Paribas SA, Junior Subordinated Notes, 7.625%(a)(e)(f)	476,325
		CIT Group Inc., Senior Unsecured Notes:
400,000	BB+	5.500% due 2/15/19(a)	422,500
730,000	BB+	5.375% due 5/15/20	782,925
30,000	BB+	5.000% due 8/15/22	31,875
900,000	BB+	5.000% due 8/1/23	954,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Banks — 2.8% — (continued)
		Credit Agricole SA, Junior Subordinated Notes:
$450,000	BB+	8.125%(a)(e)(f)	$482,533
210,000	BB+	8.375%(a)(e)(f)	233,100
1,000,000	BB	Credit Suisse Group AG, Junior Subordinated Notes, 6.250%(a)(e)(f)	1,016,134
310,000	Baa3(b)	HSBC Holdings PLC, Junior Subordinated Notes, 6.375%(e)(f)	315,425
		Royal Bank of Scotland Group PLC:
700,000	B	Junior Subordinated Notes, 8.625%(e)(f)	741,300
620,000	BB	Subordinated Notes, 6.000% due 12/19/23	659,880

		Total Banks	9,155,674

Beverages — 0.5%
500,000	B-	Beverages & More Inc., Senior Secured Notes, 10.000% due 11/15/18(a)	485,625
370,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	349,650
680,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	741,200

		Total Beverages	1,576,475

Biotechnology — 0.1%
320,000	B+	AMAG Pharmaceuticals Inc., Company Guaranteed Notes, 7.875% due 9/1/23(a)	310,400

Building Products — 0.6%
240,000	B	Hardwoods Acquisition Inc., Senior Secured Notes, 7.500% due 8/1/21(a)	213,600
		Standard Industries Inc., Senior Unsecured Notes:
320,000	BBB-	5.500% due 2/15/23(a)	333,600
500,000	BBB-	5.375% due 11/15/24(a)	516,450
320,000	BBB-	6.000% due 10/15/25(a)	341,600
410,000	B	Woodside Homes Co. LLC/Woodside Homes Finance Inc., Company Guaranteed Notes, 6.750% due 12/15/21(a)	431,525

		Total Building Products	1,836,775

Chemicals — 1.5%
200,000	(P)CCC+	Alpha 3 BV/Alpha US Bidco Inc., Company Guaranteed Notes, 6.250% due 2/1/25(a)	201,000
440,000	BB-	Axalta Coating Systems LLC, Company Guaranteed Notes, 4.875% due 8/15/24(a)	449,900
380,000	B-	Eco Services Operations LLC/Eco Finance Corp., Senior Unsecured Notes, 8.500% due 11/1/22(a)	403,275
70,000	CCC	Hexion Inc./Hexion Nova Scotia Finance ULC, Secured Notes, 9.000% due 11/15/20	56,175
430,000	B	Kissner Holdings LP/Kissner Milling Co., Ltd./BSC Holding Inc./Kissner USA, Senior Secured Notes, 8.375% due 12/1/22(a)	446,125
1,010,000	B+	Platform Specialty Products Corp., Senior Unsecured Notes, 6.500% due 2/1/22(a)(c)	1,060,500
70,000	B+	PQ Corp., Senior Secured Notes, 6.750% due 11/15/22(a)	75,950
210,000	B+	Scotts Miracle-Gro Co., Company Guaranteed Notes, 5.250% due 12/15/26(a)	214,988
625,000	B-	Tronox Finance LLC, Company Guaranteed Notes, 6.375% due 8/15/20	639,062
1,075,000	BB	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24(a)	1,136,812
300,000	BB+	WR Grace & Co-Conn, Company Guaranteed Notes, 5.125% due 10/1/21(a)	316,500

		Total Chemicals	5,000,287

Commercial Services & Supplies — 4.3%
340,000	BB-	ACCO Brands Corp., Company Guaranteed Notes, 5.250% due 12/15/24(a)	345,100
		ADT Corp. (The), Senior Secured Notes:
300,000	BB-	6.250% due 10/15/21	328,875
165,000	BB-	3.500% due 7/15/22	157,369
530,000	BB-	4.125% due 6/15/23	512,775
500,000	BB-	4.875% due 7/15/32(a)	405,000
575,000	B-	Advanced Disposal Services Inc., Company Guaranteed Notes, 5.625% due 11/15/24(a)	589,375
80,000	B-	Ahern Rentals Inc., Secured Notes, 7.375% due 5/15/23(a)	74,800
380,000	BB+	Ashtead Capital Inc., Secured Notes, 5.625% due 10/1/24(a)	404,700

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Commercial Services & Supplies — 4.3% — (continued)
$625,000	B	Covanta Holding Corp., Senior Unsecured Notes, 5.875% due 3/1/24	$635,937
110,000	CCC+	Garda World Security Corp., Company Guaranteed Notes, 7.250% due 11/15/21(a)	105,875
1,610,000	B-	GFL Environmental Inc., Senior Unsecured Notes, 9.875% due 2/1/21(a)	1,758,925
924,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22	977,130
120,000	B	Hertz Corp. (The), Company Guaranteed Notes, 5.500% due 10/15/24(a)	108,900
790,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	852,213
500,000	CCC	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	500,000
60,000	B-	NES Rentals Holdings Inc., Secured Notes, 7.875% due 5/1/18(a)	60,750
280,000	BB+	Nielsen Co. Luxembourg SARL (The), Company Guaranteed Notes, 5.000% due 2/1/25(a)	282,800
960,000	B-	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(a)	1,052,400
545,000	BB-	Ritchie Bros Auctioneers Inc., Company Guaranteed Notes, 5.375% due 1/15/25(a)	562,031
		ServiceMaster Co. LLC (The):
480,000	BB-	Company Guaranteed Notes, 5.125% due 11/15/24(a)	489,600
360,000	BB-	Senior Unsecured Notes, 7.450% due 8/15/27	397,800
660,000	B-	Tervita Escrow Corp., Secured Notes, 7.625% due 12/1/21(a)	693,000
		UR Financing Escrow Corp., Company Guaranteed Notes:
350,000	BB-	5.750% due 11/15/24	373,012
350,000	BB-	5.500% due 7/15/25	370,563
400,000	BB-	5.875% due 9/15/26	422,500
420,000	BB-	5.500% due 5/15/27	430,315
1,210,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(a)	1,166,743

		Total Commercial Services & Supplies	14,058,488

Communications Equipment — 0.3%
295,000	B+	CommScope Inc., Company Guaranteed Notes, 5.500% due 6/15/24(a)	310,119
500,000	B+	CommScope Technologies Finance LLC, Company Guaranteed Notes, 6.000% due 6/15/25(a)	537,500
60,000	NR	Finisar Corp., Senior Unsecured Notes, 0.500% due 12/15/36(a)	63,450

		Total Communications Equipment	911,069

Construction Materials — 0.4%
20,000	BBB	Eagle Materials Inc., Company Guaranteed Notes, 4.500% due 8/1/26	20,000
598,995	B-	Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Unsecured Notes, 8.875% (8.875% cash or 9.625% PIK) due 4/15/19(a)(d)	587,015
150,000	B+	Michael Baker International LLC/CDL Acquisition Co., Inc., Senior Secured Notes, 8.250% due 10/15/18(a)	152,250
		US Concrete Inc., Company Guaranteed Notes:
250,000	BB-	6.375% due 6/1/24	265,625
360,000	BB-	6.375% due 6/1/24(a)	382,500

		Total Construction Materials	1,407,390

Consumer Finance — 1.3%
		Ally Financial Inc.:
1,400,000	BB+	Senior Unsecured Notes, 5.125% due 9/30/24(c)	1,485,750
340,000	BB-	Subordinated Notes, 5.750% due 11/20/25	360,400
360,000	BB	FirstCash Inc., Company Guaranteed Notes, 6.750% due 4/1/21	379,800
		Navient Corp., Senior Unsecured Notes:
520,000	B+	8.450% due 6/15/18	557,050
300,000	B+	8.000% due 3/25/20	326,211
400,000	B+	5.000% due 10/26/20	402,880
140,000	B+	5.875% due 3/25/21	142,975
200,000	B+	6.625% due 7/26/21	209,000
380,000	B+	5.875% due 10/25/24	358,150

		Total Consumer Finance	4,222,216

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Containers & Packaging — 2.0%
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
		Company Guaranteed Notes:
$1,440,000	CCC+	7.250% due 5/15/24(a)	$1,575,000
1,290,000	CCC+	6.000% due 2/15/25(a)	1,328,700
		Senior Secured Notes:
200,000	BB-	4.250% due 9/15/22(a)	203,500
580,000	BB-	4.625% due 5/15/23(a)	592,325
940,000	CCC	BWAY Holding Co., Senior Unsecured Notes, 9.125% due 8/15/21(a)	1,024,600
240,000	B+	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26(a)	231,900
455,000	B-	Flex Acquisition Co., Inc., Senior Unsecured Notes, 6.875% due 1/15/25(a)	466,091
		Pactiv LLC, Senior Unsecured Notes:
190,000	B-	7.950% due 12/15/25	207,100
680,000	B-	8.375% due 4/15/27	751,400

		Total Containers & Packaging	6,380,616

Diversified Consumer Services — 0.3%
		Service Corp. International, Senior Unsecured Notes:
250,000	BB	7.625% due 10/1/18	270,937
400,000	BB	5.375% due 5/15/24	425,260
130,000	BB	7.500% due 4/1/27	154,700

		Total Diversified Consumer Services	850,897

Diversified Financial Services — 2.1%
410,000	BBB-	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.625% due 7/1/22	437,724
220,000	B+	Ausdrill Finance Pty Ltd., Company Guaranteed Notes, 6.875% due 11/1/19(a)	226,325
1,790,000	BB+	Citigroup Inc., Junior Subordinated Notes, 5.950%(e)(f)	1,868,313
190,000	CCC	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21(a)(g)	88,825
320,000	B+	FBM Finance Inc., Senior Secured Notes, 8.250% due 8/15/21(a)	344,064
410,000	CCC+	Globe Luxembourg SCA, Senior Secured Notes, 9.625% due 5/1/18(a)(g)	422,300
500,000	BB	ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.670% due 12/21/65(a)(e)	470,625
155,000	BBB-	International Lease Finance Corp., Senior Unsecured Notes, 8.625% due 1/15/22	192,291
570,000	BBB-	JPMorgan Chase & Co., Junior Subordinated Notes, 6.750%(e)(f)	631,988
740,000	CCC+	KCA Deutag UK Finance PLC, Senior Secured Notes, 7.250% due 5/15/21(a)(g)	717,800
930,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	920,700
90,000	CC	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	79,875
390,000	B-	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	367,087

		Total Diversified Financial Services	6,767,917

Diversified Telecommunication Services — 3.7%
		CenturyLink Inc., Senior Unsecured Notes:
465,000	BB	5.625% due 4/1/20	493,193
620,000	BB	6.450% due 6/15/21	663,791
430,000	BB	5.800% due 3/15/22	444,512
150,000	BB	6.750% due 12/1/23	157,500
380,000	BB	7.600% due 9/15/39	350,360
340,000	B	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(a)	360,400
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	34,825
		Intelsat Jackson Holdings SA:
		Company Guaranteed Notes:
1,245,000	CCC	7.250% due 4/1/19(c)	1,198,312
350,000	CCC	7.500% due 4/1/21(c)	322,000
680,000	CCC	5.500% due 8/1/23	562,700

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Telecommunication Services — 3.7% — (continued)
$700,000	B-	Senior Secured Notes, 8.000% due 2/15/24(a)	$761,250
368,000	D	Intelsat Luxembourg SA, Company Guaranteed Notes, 7.750% due 6/1/21	208,840
		Level 3 Financing Inc., Company Guaranteed Notes:
500,000	BB-	5.375% due 8/15/22	519,625
30,000	BB-	5.625% due 2/1/23	31,050
770,000	BB-	5.125% due 5/1/23	787,325
500,000	BB-	5.250% due 3/15/26(a)	505,625
800,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	817,000
		Virgin Media Finance PLC, Company Guaranteed Notes:
885,000	B	6.375% due 4/15/23(a)	933,675
470,000	B	6.000% due 10/15/24(a)	495,850
		Virgin Media Secured Finance PLC, Senior Secured Notes:
260,000	BB-	5.500% due 1/15/25(a)	268,125
500,000	BB-	5.500% due 8/15/26(a)	513,695
		Windstream Services LLC, Company Guaranteed Notes:
810,000	B+	7.750% due 10/15/20(c)	835,823
20,000	B+	7.750% due 10/1/21(c)	20,700
650,000	B+	7.500% due 6/1/22(c)	646,750
50,000	B+	7.500% due 4/1/23(c)	48,000

		Total Diversified Telecommunication Services	11,980,926

Electric Utilities — 0.9%
610,000	B	Calpine Corp., Senior Unsecured Notes, 5.375% due 1/15/23(c)	619,150
440,000	B+	Dynegy Inc., Company Guaranteed Notes, 6.750% due 11/1/19	455,400
2,542	B-	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	2,555
818,407	CCC+	Miran Mid-Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	731,451
1,640,000	CCC+	NRG REMA LLC, Pass Thru Certificates, 9.681% due 7/2/26	1,117,250

		Total Electric Utilities	2,925,806

Electronic Equipment, Instruments & Components — 0.6%
435,000	BB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 5.000% due 9/1/25	443,430
		Hornbeck Offshore Services Inc., Company Guaranteed Notes:
225,000	CCC	1.500% due 9/1/19	159,891
500,000	CCC	5.000% due 3/1/21	326,250
300,000	BB+	Sanmina Corp., Senior Secured Notes, 4.375% due 6/1/19(a)	309,000
335,000	B	Vertiv Group Corp., Senior Unsecured Notes, 9.250% due 10/15/24(a)	361,381
250,000	BB-	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21	260,000

		Total Electronic Equipment, Instruments & Components	1,859,952

Energy Equipment & Services — 1.3%
430,000	BBB-	Access Midstream Partners LP, Senior Unsecured Notes, 4.875% due 3/15/24	444,584
		CGG SA, Company Guaranteed Notes:
520,000	C	6.500% due 6/1/21	250,900
200,000	C	6.875% due 1/15/22	97,000
445,000	B-	Pioneer Energy Services Corp., Company Guaranteed Notes, 6.125% due 3/15/22	417,744
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
326,000	BB-	6.375% due 8/1/22	338,225
440,000	BB-	4.250% due 11/15/23	438,900
220,000	BB-	5.125% due 2/1/25(a)	229,625
240,000	BB-	5.375% due 2/1/27(a)	251,400
815,000	BB-	Trinidad Drilling Ltd., Company Guaranteed Notes, 6.625% due 2/15/25(a)	841,488
780,000	BB-	Unit Corp., Company Guaranteed Notes, 6.625% due 5/15/21	781,950

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Energy Equipment & Services — 1.3% — (continued)
		Weatherford International Ltd., Company Guaranteed Notes:
$55,000	B	8.250% due 6/15/23(c)	$59,812
130,000	B	9.875% due 2/15/24(a)	150,800

		Total Energy Equipment & Services	4,302,428

Food Products — 3.0%
450,000	B-	AdvancePierre Foods Holdings Inc., Company Guaranteed Notes, 5.500% due 12/15/24(a)	459,000
625,000	BB-	Dean Foods Co., Company Guaranteed Notes, 6.500% due 3/15/23(a)	653,125
1,690,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 5/1/19(a)	1,728,025
		JBS USA Lux SA/JBS USA Finance Inc., Company Guaranteed Notes:
160,000	BB	7.250% due 6/1/21(a)	165,600
990,000	BB	5.875% due 7/15/24(a)	1,039,500
		Lamb Weston Holdings Inc., Company Guaranteed Notes:
650,000	BB	4.625% due 11/1/24(a)	663,000
430,000	BB	4.875% due 11/1/26(a)	437,740
430,000	BB	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(a)	443,975
		Post Holdings Inc., Company Guaranteed Notes:
615,000	B	5.500% due 3/1/25(a)	627,300
1,160,000	B	5.000% due 8/15/26(a)	1,124,469
430,000	B	5.750% due 3/1/27(a)	435,646
860,000	B	Simmons Foods Inc., Secured Notes, 7.875% due 10/1/21(a)	907,300
300,000	BB	TreeHouse Foods Inc., Company Guaranteed Notes, 6.000% due 2/15/24(a)	317,250
625,000	B+	US Foods Inc., Company Guaranteed Notes, 5.875% due 6/15/24(a)	659,375

		Total Food Products	9,661,305

Health Care Equipment & Supplies — 1.1%
		Alere Inc., Company Guaranteed Notes:
500,000	CCC+	6.500% due 6/15/20	505,000
500,000	CCC+	6.375% due 7/1/23(a)	510,000
		DJO Finance LLC/DJO Finance Corp., Secured Notes:
60,000	CCC	10.750% due 4/15/20	51,600
720,000	CCC	8.125% due 6/15/21(a)	640,800
260,000	CCC+	Greatbatch Ltd., Company Guaranteed Notes, 9.125% due 11/1/23(a)	278,850
70,000	CCC-	Immucor Inc., Company Guaranteed Notes, 11.125% due 8/15/19	67,200
160,000	B-	Kinetic Concepts Inc./KCI USA Inc., Secured Notes, 12.500% due 11/1/21(a)	180,400
		Mallinckrodt International Finance SA, Company Guaranteed Notes:
80,000	B	3.500% due 4/15/18(c)	80,600
350,000	B	4.750% due 4/15/23	313,250
210,000	BB-	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed Notes, 5.750% due 8/1/22(a)	206,850
760,000	B-	Universal Hospital Services Inc., Secured Notes, 7.625% due 8/15/20	768,550

		Total Health Care Equipment & Supplies	3,603,100

Health Care Providers & Services — 5.2%
		Centene Corp., Senior Unsecured Notes:
210,000	BB	4.750% due 5/15/22	218,663
2,520,000	BB	6.125% due 2/15/24	2,740,500
200,000	BB	4.750% due 1/15/25	206,250
		DaVita Inc., Company Guaranteed Notes:
120,000	B+	5.750% due 8/15/22	125,550
30,000	B+	5.125% due 7/15/24	30,675
920,000	B+	5.000% due 5/1/25	927,995
		Envision Healthcare Corp.:
680,000	B	Company Guaranteed Notes, 5.625% due 7/15/22(a)	710,600
625,000	B3(b)	Company Guaranteed Notes, 6.250% due 12/1/24(a)	664,063
940,000	NR	Escrow Magellan Health, (Restricted), 9.750% due 5/15/20(g)(h)	—

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Health Care Providers & Services — 5.2% — (continued)
		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes:
$270,000	BB+	5.875% due 1/31/22(a)	$295,987
300,000	BB+	4.750% due 10/15/24(a)	309,660
		HCA Inc.:
		Company Guaranteed Notes:
605,000	B+	7.500% due 2/15/22	699,531
915,000	B+	5.375% due 2/1/25	959,606
60,000	B+	7.690% due 6/15/25	67,200
270,000	B+	5.875% due 2/15/26	290,250
		Senior Secured Notes:
450,000	BBB-	5.000% due 3/15/24	475,313
180,000	BBB-	5.250% due 4/15/25	192,375
680,000	BBB-	5.250% due 6/15/26	719,950
80,000	BBB-	4.500% due 2/15/27	80,000
290,000	B+	HealthSouth Corp., Company Guaranteed Notes, 5.125% due 3/15/23	291,450
760,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	746,700
2,565,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(a)	2,770,200
625,000	B-	Surgical Care Affiliates Inc., Company Guaranteed Notes, 6.000% due 4/1/23(a)	677,344
310,000	CCC+	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)	309,225
		Tenet Healthcare Corp.:
290,000	B	Secured Notes, 7.500% due 1/1/22(a)	314,650
		Senior Unsecured Notes:
1,815,000	CCC+	8.125% due 4/1/22	1,910,287
60,000	CCC+	6.750% due 6/15/23(c)	59,625

		Total Health Care Providers & Services	16,793,649

Hotels, Restaurants & Leisure — 5.0%
350,000	B-	1011778 BC ULC/New Red Finance Inc., Secured Notes, 6.000% due 4/1/22(a)	365,855
168,336	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% (0.000% cash or 14.000% PIK) due 2/9/18(a)(d)(g)(h)	168,336
290,000	BB+	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	285,650
560,000	BBB-	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(a)	569,800
		Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.:
50,000	CC	Secured Notes, 11.000% due 10/1/21	54,813
860,000	CCC+	Senior Secured Notes, 8.000% due 10/1/20	903,000
		Carlson Travel Inc.:
200,000	CCC+	Company Guaranteed Notes, 9.500% due 12/15/24(a)	214,500
200,000	B	Senior Secured Notes, 6.750% due 12/15/23(a)	210,000
850,000	B	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	919,700
120,000	CCC+	CEC Entertainment Inc., Company Guaranteed Notes, 8.000% due 2/15/22	126,900
550,000	BB	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21	575,437
305,000	B-	Eldorado Resorts Inc., Company Guaranteed Notes, 7.000% due 8/1/23	325,206
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
730,000	BB+	4.875% due 11/1/20	770,150
630,000	BB+	5.375% due 4/15/26	660,712
170,000	B-	Greektown Holdings LLC/Greektown Mothership Corp., Secured Notes, 8.875% due 3/15/19(a)	178,925
770,000	B+	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes, 6.750% due 11/15/21(a)	800,800
1,250,000	CCC+	Landry’s Inc., Senior Unsecured Notes, 6.750% due 10/15/24(a)	1,303,125
		MGM Resorts International, Company Guaranteed Notes:
350,000	BB-	6.625% due 12/15/21	391,562
710,000	BB-	7.750% due 3/15/22	830,700
350,000	BB-	6.000% due 3/15/23	382,375

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Hotels, Restaurants & Leisure — 5.0% — (continued)
$920,000	BB-	4.625% due 9/1/26	$906,191
510,000	CCC+	Mohegan Tribal Gaming Authority, Company Guaranteed Notes, 7.875% due 10/15/24(a)	524,703
		NCL Corp., Ltd., Senior Unsecured Notes:
70,000	BB	4.625% due 11/15/20(a)	72,275
995,000	BB	4.750% due 12/15/21(a)	1,017,388
75,000	B+	Penn National Gaming Inc., Senior Unsecured Notes, 5.625% due 1/15/27(a)	75,469
		Scientific Games International Inc.:
540,000	CCC+	Company Guaranteed Notes, 6.250% due 9/1/20	514,350
1,115,000	B+	Senior Secured Notes, 7.000% due 1/1/22(a)	1,188,281
425,000	BB-	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(a)	445,188
570,000	BB+	Speedway Motorsports Inc., Company Guaranteed Notes, 5.125% due 2/1/23	579,975
		Viking Cruises Ltd., Senior Unsecured Notes:
465,000	B	8.500% due 10/15/22(a)	487,669
430,000	B	6.250% due 5/15/25(a)	416,025

		Total Hotels, Restaurants & Leisure	16,265,060

Household Durables — 1.4%
610,000	BB-	American Greetings Corp., Senior Unsecured Notes, 7.875% due 2/15/25(a)	640,122
		CalAtlantic Group Inc., Company Guaranteed Notes:
350,000	BB	6.250% due 12/15/21	385,437
155,000	BB	5.250% due 6/1/26	155,775
530,000	BB	Lennar Corp., Company Guaranteed Notes, 4.875% due 12/15/23	549,875
380,000	BB	Mattamy Group Corp., Senior Unsecured Notes, 6.875% due 12/15/23(a)	399,000
		PulteGroup Inc., Company Guaranteed Notes:
30,000	BB+	4.250% due 3/1/21	30,780
330,000	BB+	5.500% due 3/1/26	343,613
		Shea Homes LP/Shea Homes Funding Corp., Company Guaranteed Notes:
170,000	BB-	5.875% due 4/1/23(a)	173,825
430,000	BB-	6.125% due 4/1/25(a)	439,675
935,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	963,050
		William Lyon Homes Inc., Company Guaranteed Notes:
500,000	B-	5.750% due 4/15/19	508,750
60,000	B-	7.000% due 8/15/22	62,700
75,000	B-	5.875% due 1/31/25(a)	75,281

		Total Household Durables	4,727,883

Household Products — 1.6%
890,000	BB-	Central Garden & Pet Co., Company Guaranteed Notes, 6.125% due 11/15/23	954,525
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
980,000	B-	Company Guaranteed Notes, 7.000% due 7/15/24(a)	1,055,950
		Senior Secured Notes:
1,250,000	B+	5.750% due 10/15/20	1,289,062
130,000	B+	5.125% due 7/15/23(a)	134,875
1,553,000	BB-	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	1,657,828

		Total Household Products	5,092,240

Independent Power and Renewable Electricity Producers — 1.2%
		AES Corp., Senior Unsecured Notes:
650,000	BB	4.875% due 5/15/23	648,700
40,000	BB	5.500% due 3/15/24	41,000
110,000	BB	5.500% due 4/15/25	111,925
400,000	BB	6.000% due 5/15/26	414,000
		NRG Energy Inc., Company Guaranteed Notes:
138,000	BB-	7.875% due 5/15/21	143,865

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Independent Power and Renewable Electricity Producers — 1.2% — (continued)
$545,000	BB-	6.250% due 7/15/22	$557,262
30,000	BB-	7.250% due 5/15/26	31,013
140,000	BB-	6.625% due 1/15/27(a)	138,250
1,000,000	BB	NRG Yield Operating LLC, Company Guaranteed Notes, 5.375% due 8/15/24	1,030,000
		Pattern Energy Group Inc., Company Guaranteed Notes:
170,000	NR	4.000% due 7/15/20	172,444
150,000	BB-	5.875% due 2/1/24(a)	154,125
470,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	486,450

		Total Independent Power and Renewable Electricity Producers	3,929,034

Industrial Conglomerates — 0.5%
		American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes:
370,000	B+	5.625% due 4/15/21(a)	381,563
560,000	B+	5.750% due 12/15/23(a)	589,400
625,000	B	HD Supply Inc., Company Guaranteed Notes, 5.750% due 4/15/24(a)	662,500

		Total Industrial Conglomerates	1,633,463

Insurance — 1.0%
500,000	CCC+	Alliant Holdings Intermediate LLC, Senior Unsecured Notes, 8.250% due 8/1/23(a)	528,750
		CNO Financial Group Inc., Senior Unsecured Notes:
90,000	BB+	4.500% due 5/30/20	93,825
970,000	BB+	5.250% due 5/30/25	1,003,950
500,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	506,250
		Genworth Holdings Inc., Company Guaranteed Notes:
250,000	B	7.700% due 6/15/20	251,250
500,000	B	4.900% due 8/15/23	430,000
585,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.875% due 10/1/21(a)	620,100

		Total Insurance	3,434,125

Internet Software & Services — 1.5%
180,000	NR	Akamai Technologies Inc., Senior Unsecured Notes, zero coupon, due 2/15/19	181,463
920,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	961,400
750,000	BB+	Equinix Inc., Senior Unsecured Notes, 5.875% due 1/15/26	802,965
240,000	BB-	Match Group Inc., Senior Unsecured Notes, 6.375% due 6/1/24	260,100
		Netflix Inc., Senior Unsecured Notes:
500,000	B+	5.750% due 3/1/24	537,500
700,000	B+	5.875% due 2/15/25	758,625
110,000	NR	WebMD Health Corp., Unsecured Notes, 2.625% due 6/15/23(a)	105,325
		Zayo Group LLC/Zayo Capital Inc., Company Guaranteed Notes:
1,000,000	B	6.375% due 5/15/25	1,081,250
95,000	B	5.750% due 1/15/27(a)	100,681

		Total Internet Software & Services	4,789,309

IT Services — 0.3%
		Alliance Data Systems Corp., Company Guaranteed Notes:
600,000	NR	6.375% due 4/1/20(a)	612,750
300,000	NR	5.875% due 11/1/21(a)	311,250

		Total IT Services	924,000

Machinery — 0.2%
520,000	BB	Terex Corp., Company Guaranteed Notes, 5.625% due 2/1/25(a)	534,300

Media — 8.4%
		Altice Financing SA, Senior Secured Notes:
540,000	BB-	6.625% due 2/15/23(a)	569,700
370,000	BB-	7.500% due 5/15/26(a)	398,213

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Media — 8.4% — (continued)
		Altice Luxembourg SA, Company Guaranteed Notes:
$600,000	B	7.750% due 5/15/22(a)	$639,750
705,000	B	7.625% due 2/15/25(a)	753,469
642,000	B+	AMC Entertainment Holdings Inc., Company Guaranteed Notes, 5.750% due 6/15/25	666,878
700,000	CCC+	Cablevision Systems Corp., Senior Unsecured Notes, 5.875% due 9/15/22	719,250
240,000	BB	Carmike Cinemas Inc., Company Guaranteed Notes, 6.000% due 6/15/23(a)	256,800
60,000	B-	CBS Radio Inc., Company Guaranteed Notes, 7.250% due 11/1/24(a)	64,200
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
320,000	BB+	5.125% due 2/15/23	334,000
455,000	BB+	5.875% due 4/1/24(a)	489,125
795,000	BB+	5.375% due 5/1/25(a)	834,750
660,000	BB+	5.750% due 2/15/26(a)	707,850
900,000	B-	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.375% due 9/15/20(a)	929,812
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
1,500,000	BBB-	4.908% due 7/23/25	1,582,758
220,000	BBB-	6.484% due 10/23/45	256,238
300,000	B-	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 7.625% due 3/15/20	303,375
		CSC Holdings LLC:
1,210,000	BB-	Company Guaranteed Notes, 6.625% due 10/15/25(a)	1,338,562
		Senior Unsecured Notes:
440,000	B-	6.750% due 11/15/21	484,000
425,000	B-	10.125% due 1/15/23(a)	493,000
235,000	B-	5.250% due 6/1/24	237,056
825,000	B-	10.875% due 10/15/25(a)	996,188
		DISH DBS Corp., Company Guaranteed Notes:
1,380,000	B+	6.750% due 6/1/21	1,524,900
620,000	B+	5.875% due 7/15/22	666,500
240,000	B+	5.875% due 11/15/24	256,500
620,000	B+	7.750% due 7/1/26	726,950
500,000	CCC	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18(a)	453,750
278,589	CC	iHeartCommunications Inc., Company Guaranteed Notes, 14.000% (12.000% cash or 2.000% PIK) due 2/1/21(d)	107,953
1,080	CC	LBI Media Inc., Secured Notes, 13.500% (4.250% cash or 9.250% PIK) due 4/15/20(a)(d)	653
705,000	B-	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	745,538
190,000	B-	Lions Gate Entertainment Corp., Company Guaranteed Notes, 5.875% due 11/1/24(a)	196,413
300,000	B	MDC Partners Inc., Company Guaranteed Notes, 6.500% due 5/1/24(a)	291,375
130,000	BB-	Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes, 5.250% due 2/15/22	135,525
		SFR Group SA, Senior Secured Notes:
550,000	B+	6.000% due 5/15/22(a)	572,517
1,505,000	B+	6.250% due 5/15/24(a)	1,533,204
1,040,000	B+	7.375% due 5/1/26(a)	1,081,600
875,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 6.000% due 7/15/24(a)	934,063
340,000	B	Time Inc., Company Guaranteed Notes, 5.750% due 4/15/22(a)	352,325
300,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	376,213
650,000	B	Unitymedia GmbH, Secured Notes, 6.125% due 1/15/25(a)	690,625
900,000	BB-	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	891,000
		Viacom Inc., Senior Unsecured Notes:
510,000	BBB-	3.450% due 10/4/26	489,219
600,000	BBB-	4.375% due 3/15/43	528,443
625,000	B	Ziggo Bond Finance BV, Senior Unsecured Notes, 6.000% due 1/15/27(a)	628,906

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Media — 8.4% — (continued)
$1,100,000	BB-	Ziggo Secured Finance BV, Senior Secured Notes, 5.500% due 1/15/27(a)	$1,116,500

		Total Media	27,355,646

Metals & Mining — 4.7%
		Alcoa Nederland Holding BV, Company Guaranteed Notes:
440,000	BB-	6.750% due 9/30/24(a)	479,600
290,000	BB-	7.000% due 9/30/26(a)	319,000
		Allegheny Technologies Inc., Senior Unsecured Notes:
70,000	B	5.950% due 1/15/21	70,659
170,000	B	7.875% due 8/15/23	176,375
		Anglo American Capital PLC, Company Guaranteed Notes:
680,000	BB+	3.625% due 5/14/20(a)	694,450
360,000	BB+	4.875% due 5/14/25(a)	375,300
500,000	BB	ArcelorMittal, Senior Unsecured Notes, 7.000% due 2/25/22(c)	571,250
		Arconic Inc., Senior Unsecured Notes:
20,000	BBB-	5.125% due 10/1/24	20,810
590,000	BBB-	5.950% due 2/1/37	606,962
30,000	B	Cliffs Natural Resources Inc., Company Guaranteed Notes, 5.750% due 3/1/25(a)	29,505
165,000	BB-	Coeur Mining Inc., Company Guaranteed Notes, 7.875% due 2/1/21	171,187
435,000	(P)B3(b)	Ferroglobe PLC/Globe Specialty Metals Inc., Company Guaranteed Notes, 9.375% due 3/1/22(a)	456,750
100,000	B-	First Quantum Minerals Ltd., Company Guaranteed Notes, 7.000% due 2/15/21(a)	104,063
600,000	BBB-	FMG Resources August 2006 Pty Ltd., Senior Secured Notes, 9.750% due 3/1/22(a)	697,128
		Freeport-McMoRan Inc., Company Guaranteed Notes:
390,000	BB-	6.125% due 6/15/19(a)	394,875
150,000	BB-	6.625% due 5/1/21(a)	153,750
110,000	BB-	6.750% due 2/1/22(a)	114,950
380,000	BB-	3.550% due 3/1/22	354,825
800,000	BB-	6.875% due 2/15/23(a)	848,000
130,000	BB-	3.875% due 3/15/23	120,250
435,000	BB-	5.450% due 3/15/43	374,100
625,000	B	HudBay Minerals Inc., Company Guaranteed Notes, 7.625% due 1/15/25(a)	685,938
181,051	WR(b)	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(g)(i)	4,979
		Mirabela Nickel Ltd.:
300,991	NR	Secured Notes, 9.500% (0.000% cash or 9.500% PIK) due 6/24/19(a)(d)(g)(i)	24,079
1,162	NR	Subordinated Notes, 1.000% due 9/10/44(a)(g)(h)	—
100,000	B	New Gold Inc., Company Guaranteed Notes, 6.250% due 11/15/22(a)	101,750
640,000	B	Novelis Corp., Company Guaranteed Notes, 5.875% due 9/30/26(a)	660,000
313,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 5.000% due 12/15/26(a)	324,312
282,000	B	SunCoke Energy Inc., Company Guaranteed Notes, 7.625% due 8/1/19	286,230
400,000	BB-	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.375% due 2/1/20	410,000
		Teck Resources Ltd., Company Guaranteed Notes:
345,000	BB	4.500% due 1/15/21	359,447
830,000	BB	8.000% due 6/1/21(a)	926,488
420,000	BB	4.750% due 1/15/22	438,375
555,000	BB	3.750% due 2/1/23(c)	543,095
1,225,000	BB	6.250% due 7/15/41	1,277,062
750,000	BB	5.200% due 3/1/42	714,135
		United States Steel Corp., Senior Unsecured Notes:
490,000	B	7.375% due 4/1/20(c)	529,200
335,000	B	7.500% due 3/15/22(c)	349,237
620,000	B	Zekelman Industries Inc., Senior Secured Notes, 9.875% due 6/15/23(a)	702,150

		Total Metals & Mining	15,470,266

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 12.7%
		AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
$650,000	Ba3(b)	5.625% due 5/20/24	$676,000
260,000	Ba3(b)	5.500% due 5/20/25	264,875
155,000	Ba3(b)	5.750% due 5/20/27	156,163
650,000	BB	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.375% due 9/15/24(a)	663,000
		Antero Resources Corp., Company Guaranteed Notes:
635,000	BB	5.125% due 12/1/22	641,350
650,000	BB	5.625% due 6/1/23	661,375
		Berry Petroleum Co. LLC, Senior Unsecured Notes:
310,000	WR(b)	6.750% due 11/1/20(g)(i)	190,650
790,000	WR(b)	6.375% due 9/15/22(g)(i)	485,850
1,020,000	B-	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	1,042,950
570,000	B+	Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes, 11.500% due 1/15/21(a)	662,625
560,000	B+	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 6.250% due 4/15/23(c)	569,800
1,010,000	(P)BB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.875% due 3/31/25(a)	1,071,863
		Chesapeake Energy Corp., Company Guaranteed Notes:
120,000	CCC	6.875% due 11/15/20	119,400
130,000	CCC	6.125% due 2/15/21(c)	126,100
10,000	CCC	5.375% due 6/15/21	9,250
120,000	CCC	4.875% due 4/15/22(c)	108,120
790,000	CCC	5.750% due 3/15/23	722,850
690,000	CCC	8.000% due 1/15/25(a)	687,413
290,000	CCC	5.500% due 9/15/26(a)	286,737
340,000	BB+	Concho Resources Inc., Company Guaranteed Notes, 5.500% due 4/1/23	353,600
		Continental Resources Inc., Company Guaranteed Notes:
320,000	BB+	5.000% due 9/15/22	327,200
60,000	BB+	4.500% due 4/15/23	59,100
430,000	BB+	4.900% due 6/1/44	379,475
		Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes:
610,000	BB-	6.125% due 3/1/22	633,637
330,000	BB-	6.250% due 4/1/23	344,025
350,000	B+	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 7.750% due 2/15/23(a)	378,875
280,000	BB-	CVR Refining LLC/Coffeyville Finance Inc., Company Guaranteed Notes, 6.500% due 11/1/22	284,200
440,000	BB	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	468,600
105,000	B	Denbury Resources Inc., Secured Notes, 9.000% due 5/15/21(a)	113,662
		Diamondback Energy Inc., Company Guaranteed Notes:
120,000	BB-	4.750% due 11/1/24(a)	120,900
370,000	BB-	5.375% due 5/31/25(a)	383,875
		Ecopetrol SA, Senior Unsecured Notes:
54,000	BBB	5.875% due 9/18/23	58,725
10,000	BBB	4.125% due 1/16/25	9,720
		Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes:
330,000	B-	7.000% due 8/15/21(a)	344,850
650,000	B-	8.125% due 9/15/23(a)	709,312
450,000	BB	Ensco PLC, Senior Unsecured Notes, 5.750% due 10/1/44	353,250
		EP Energy LLC/Everest Acquisition Finance Inc.:
		Company Guaranteed Notes:
380,000	CCC+	9.375% due 5/1/20	373,350
360,000	CCC+	7.750% due 9/1/22	315,000
310,000	CCC+	6.375% due 6/15/23	259,625
260,000	B-	Secured Notes, 8.000% due 2/15/25(a)	253,825

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 12.7% — (continued)
$130,000	CCC+	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19(c)	$104,975
350,000	B	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Company Guaranteed Notes, 7.875% due 7/15/21(a)	374,500
1,155,000	CC	Gastar Exploration Inc., Secured Notes, 8.625% due 5/15/18	1,181,276
340,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.000% due 5/15/23	345,950
		Gulfport Energy Corp., Company Guaranteed Notes:
425,000	B+	6.625% due 5/1/23	434,562
890,000	B+	6.000% due 10/15/24(a)	890,000
190,000	B+	6.375% due 5/15/25(a)	191,425
315,000	B-	Halcon Resources Corp., Company Guaranteed Notes, 6.750% due 2/15/25(a)	312,638
150,000	BB	Holly Energy Partners LP/Holly Energy Finance Corp., Company Guaranteed Notes, 6.000% due 8/1/24(a)	158,250
		MEG Energy Corp.:
		Company Guaranteed Notes:
50,000	BB-	6.500% due 3/15/21(a)	51,137
80,000	BB-	6.375% due 1/30/23(a)	71,400
170,000	BB-	7.000% due 3/31/24(a)	153,850
230,000	BB+	Secured Notes, 6.500% due 1/15/25(a)	225,400
430,000	CCC	Murray Energy Corp., Secured Notes, 11.250% due 4/15/21(a)	339,700
		NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes:
230,000	BB-	5.125% due 7/15/19	231,725
400,000	BB-	6.875% due 10/15/21	413,750
630,000	BB-	7.500% due 11/1/23(a)	666,225
640,000	BB-	NGPL PipeCo LLC, Senior Unsecured Notes, 7.768% due 12/15/37(a)	728,000
		Noble Holding International Ltd., Company Guaranteed Notes:
150,000	BB-	4.625% due 3/1/21(c)	142,875
260,000	BB-	7.750% due 1/15/24(c)	253,500
		Oasis Petroleum Inc., Company Guaranteed Notes:
480,000	B+	6.875% due 3/15/22(c)	490,651
625,000	B+	6.875% due 1/15/23(c)	636,719
200,000	Ca(b)	Pacific Drilling V Ltd., Senior Secured Notes, 7.250% due 12/1/17(a)(g)	110,000
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
240,000	B+	6.250% due 6/1/24(a)	253,349
200,000	B+	5.375% due 1/15/25(a)	204,000
105,000	B+	5.250% due 8/15/25(a)	106,312
600,000	BBB-	PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes, 7.000% due 11/15/23	606,000
915,000	WR(b)	Peabody Energy Corp., Secured Notes, 10.000% due 3/15/22(a)(i)	658,800
		Peabody Securities Finance Corp., Senior Secured Notes:
85,000	(P)Ba3(b)	6.000% due 3/31/22(a)	86,913
110,000	Ba3e(b)	6.375% due 3/31/25(a)	112,475
200,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	186,000
390,000	BB	Pride International Inc., Company Guaranteed Notes, 7.875% due 8/15/40	364,650
		QEP Resources Inc., Senior Unsecured Notes:
120,000	BB+	6.875% due 3/1/21	127,500
490,000	BB+	5.250% due 5/1/23	485,100
		Range Resources Corp., Company Guaranteed Notes:
20,000	BB+	5.000% due 3/15/23(a)	19,425
240,000	BB+	4.875% due 5/15/25	228,300
70,000	BBB-	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.500% due 7/15/21	72,149
660,000	Caa1(b)	Resolute Energy Corp., Company Guaranteed Notes, 8.500% due 5/1/20	675,675

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 12.7% — (continued)
		Rice Energy Inc., Company Guaranteed Notes:
$870,000	BB-	6.250% due 5/1/22	$893,386
30,000	BB-	7.250% due 5/1/23	31,875
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
590,000	BB+	5.625% due 4/15/20(a)	625,400
300,000	BB+	7.500% due 7/15/38(a)	333,000
520,000	BB+	6.875% due 4/15/40(a)	556,400
590,000	B+	Rose Rock Midstream LP/Rose Rock Finance Corp., Company Guaranteed Notes, 5.625% due 11/15/23	578,200
		RSP Permian Inc., Company Guaranteed Notes:
480,000	B+	6.625% due 10/1/22	510,000
280,000	B+	5.250% due 1/15/25(a)	287,700
160,000	BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21	174,045
780,000	B-	Sanchez Energy Corp., Company Guaranteed Notes, 7.750% due 6/15/21	803,400
385,000	BB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	397,512
		Seven Generations Energy Ltd., Company Guaranteed Notes:
300,000	B	6.750% due 5/1/23(a)	317,250
760,000	B	6.875% due 6/30/23(a)	807,690
252,130	B-	Shelf Drilling Holdings Ltd., Secured Notes, 9.500% due 11/2/20(a)	240,784
80,000	B+	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Company Guaranteed Notes, 5.500% due 8/15/22	81,400
645,000	B+	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 5.500% due 8/1/20	650,644
470,000	B	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	491,150
		Tesoro Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes:
100,000	BB+	5.500% due 10/15/19	106,500
50,000	BB+	6.125% due 10/15/21	52,313
140,000	BB+	6.375% due 5/1/24	152,891
120,000	BB+	5.250% due 1/15/25	126,900
		Transocean Inc., Company Guaranteed Notes:
330,000	B+	8.125% due 12/15/21	348,348
330,000	BB-	9.000% due 7/15/23(a)	357,225
510,000	B+	6.800% due 3/15/38(c)	420,750
		Whiting Petroleum Corp., Company Guaranteed Notes:
320,000	BB-	1.250% due 4/1/20	286,800
150,000	BB-	6.250% due 4/1/23(c)	151,125
360,000	B	WildHorse Resource Development Corp., Company Guaranteed Notes, 6.875% due 2/1/25(a)	356,400
		Williams Cos., Inc. (The), Senior Unsecured Notes:
130,000	BB	3.700% due 1/15/23	128,050
170,000	BB	4.550% due 6/24/24	173,400
450,000	BB	7.500% due 1/15/31	531,563
130,000	BB	8.750% due 3/15/32	167,537
770,000	BB	5.750% due 6/24/44	781,550
		WPX Energy Inc., Senior Unsecured Notes:
120,000	B	6.000% due 1/15/22	123,150
890,000	B	8.250% due 8/1/23	1,001,250

		Total Oil, Gas & Consumable Fuels	41,411,921

Paper & Forest Products — 0.1%
450,000	BB-	Mercer International Inc., Senior Unsecured Notes, 6.500% due 2/1/24(a)	460,125

Pharmaceuticals — 2.4%
590,000	CC	BioScrip Inc., Company Guaranteed Notes, 8.875% due 2/15/21	476,425
420,000	B-	DPx Holdings BV, Company Guaranteed Notes, 7.500% due 2/1/22(a)	445,725
320,000	B+	Grifols Worldwide Operations Ltd., Company Guaranteed Notes, 5.250% due 4/1/22(a)	333,600
1,000,000	CCC+	inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc., Company Guaranteed Notes, 7.500% due 10/1/24(a)	1,050,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Pharmaceuticals — 2.4% — (continued)
$440,000	B-	Nature’s Bounty Co. (The), Senior Unsecured Notes, 7.625% due 5/15/21(a)	$465,850
271,000	BB-	PRA Holdings Inc., Senior Unsecured Notes, 9.500% due 10/1/23(a)	303,520
		Valeant Pharmaceuticals International Inc., Company Guaranteed Notes:
20,000	B-	6.750% due 8/15/18(a)	19,800
695,000	B-	5.375% due 3/15/20(a)	625,500
170,000	B-	7.000% due 10/1/20(a)	158,950
1,150,000	B-	6.375% due 10/15/20(a)	1,052,250
1,460,000	B-	5.625% due 12/1/21(a)	1,237,350
40,000	B-	7.250% due 7/15/22(a)	36,200
950,000	B-	5.500% due 3/1/23(a)	770,687
80,000	B-	5.875% due 5/15/23(a)	65,500
160,000	B-	6.125% due 4/15/25(a)	128,000
720,000	CCC+	Vizient Inc., Senior Unsecured Notes, 10.375% due 3/1/24(a)	826,200

		Total Pharmaceuticals	7,995,557

Professional Services — 0.2%
550,000	BB-	CEB Inc., Company Guaranteed Notes, 5.625% due 6/15/23(a)	592,625

Real Estate Investment Trusts (REITs) — 1.6%
130,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 6.875% due 2/15/21(a)	130,325
200,000	BBB-	Care Capital Properties LP, Company Guaranteed Notes, 5.125% due 8/15/26	196,166
		Communications Sales & Leasing Inc./CSL Capital LLC:
130,000	B-	Company Guaranteed Notes, 8.250% due 10/15/23	141,538
40,000	BB-	Senior Secured Notes, 6.000% due 4/15/23(a)	42,100
		CoreCivic Inc., Company Guaranteed Notes:
600,000	BB	5.000% due 10/15/22	615,000
330,000	BB	4.625% due 5/1/23	332,475
610,000	BB-	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.875% due 6/1/21	629,825
480,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	485,400
510,000	B+	GEO Group Inc. (The), Company Guaranteed Notes, 5.125% due 4/1/23	513,825
860,000	BB-	Iron Mountain Inc., Company Guaranteed Notes, 6.000% due 10/1/20(a)	905,399
		MGP Escrow Issuer LLC, Company Guaranteed Notes:
500,000	BB-	5.625% due 5/1/24(a)	530,000
390,000	BB-	4.500% due 9/1/26(a)	381,225
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
140,000	BBB-	6.375% due 3/1/24	150,150
220,000	BBB-	5.250% due 8/1/26	222,750

		Total Real Estate Investment Trusts (REITs)	5,276,178

Real Estate Management & Development — 0.8%
850,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 8.250% due 12/1/22(a)	930,750
		Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
700,000	BB+	Company Guaranteed Notes, 5.875% due 2/1/22	718,326
125,000	BB+	Senior Unsecured Notes, 6.250% due 2/1/22(a)	129,375
785,000	B+	Realogy Group LLC/Realogy Co-Issuer Corp., Company Guaranteed Notes, 5.250% due 12/1/21(a)	820,325

		Total Real Estate Management & Development	2,598,776

Semiconductors & Semiconductor Equipment — 0.7%
		Microchip Technology Inc.:
140,000	B+u	Junior Subordinated Notes, 2.250% due 2/15/37(a)	141,750
220,000	B+u	Senior Subordinated Notes, 1.625% due 2/15/27(a)	223,162
665,000	BB	Micron Technology Inc., Senior Unsecured Notes, 5.250% due 8/1/23(a)	674,144
475,000	BB+	Qorvo Inc., Company Guaranteed Notes, 6.750% due 12/1/23	519,531

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Semiconductors & Semiconductor Equipment — 0.7% — (continued)
$625,000	BB	Versum Materials Inc., Company Guaranteed Notes, 5.500% due 9/30/24(a)	$655,469

		Total Semiconductors & Semiconductor Equipment	2,214,056

Software — 2.2%
500,000	B-	Camelot Finance SA, Senior Unsecured Notes, 7.875% due 10/15/24(a)	533,750
200,000	CCC+	Change Healthcare Holdings Inc., Company Guaranteed Notes, 6.000% due 2/15/21(a)	213,000
450,000	B	Donnelley Financial Solutions Inc., Senior Unsecured Notes, 8.250% due 10/15/24(a)	468,000
		First Data Corp.:
1,770,000	B	Company Guaranteed Notes, 7.000% due 12/1/23(a)	1,907,175
480,000	B	Secured Notes, 5.750% due 1/15/24(a)	499,200
525,000	BB	Senior Secured Notes, 5.000% due 1/15/24(a)	538,114
270,000	CCC	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Secured Notes, 9.250% due 1/15/18	266,962
217,000	BB-	Nuance Communications Inc., Company Guaranteed Notes, 5.375% due 8/15/20(a)	221,363
500,000	BB+	Open Text Corp., Company Guaranteed Notes, 5.875% due 6/1/26(a)	526,250
1,000,000	CCC+	Solera LLC/Solera Finance Inc., Senior Unsecured Notes, 10.500% due 3/1/24(a)	1,145,000
155,000	BB+	Symantec Corp., Senior Unsecured Notes, 5.000% due 4/15/25(a)	159,278
815,000	B+	Veritas US Inc./Veritas Bermuda Ltd., Senior Secured Notes, 7.500% due 2/1/23(a)	865,938

		Total Software	7,344,030

Specialty Retail — 1.5%
360,000	BB	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23	375,300
410,000	BB	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	437,163
		GameStop Corp., Company Guaranteed Notes:
270,000	BB	5.500% due 10/1/19(a)	276,412
250,000	BB	6.750% due 3/15/21(a)	258,750
		Guitar Center Inc.:
650,000	CCC	Company Guaranteed Notes, 9.625% due 4/15/20(a)	476,125
140,000	B-	Senior Secured Notes, 6.500% due 4/15/19(a)	125,650
500,000	B	Hot Topic Inc., Senior Secured Notes, 9.250% due 6/15/21(a)	510,000
30,000	BB+	L Brands Inc., Company Guaranteed Notes, 6.875% due 11/1/35	28,987
345,000	CCC+	Men’s Wearhouse Inc. (The), Company Guaranteed Notes, 7.000% due 7/1/22	327,750
790,000	CCC-	Neiman Marcus Group Ltd. LLC, Company Guaranteed Notes, 8.000% due 10/15/21(a)	499,675
295,000	B-	PetSmart Inc., Senior Unsecured Notes, 7.125% due 3/15/23(a)	290,206
315,000	BB-	Reliance Intermediate Holdings LP, Senior Secured Notes, 6.500% due 4/1/23(a)	334,688
530,000	BB+	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	541,925
260,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.875% due 3/1/27	261,300

		Total Specialty Retail	4,743,931

Technology Hardware, Storage & Peripherals — 2.2%
		Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
		Company Guaranteed Notes:
940,000	BB	5.875% due 6/15/21(a)	994,959
1,250,000	BB	7.125% due 6/15/24(a)	1,381,875
200,000	BBB-	Senior Secured Notes, 6.020% due 6/15/26(a)	220,302
200,000	BB-	EMC Corp., Senior Unsecured Notes, 2.650% due 6/1/20	195,170
1,250,000	CCC+	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(a)	1,340,625
2,720,000	BB+	Western Digital Corp., Company Guaranteed Notes, 10.500% due 4/1/24	3,189,200

		Total Technology Hardware, Storage & Peripherals	7,322,131

Textiles, Apparel & Luxury Goods — 0.5%
		Hanesbrands Inc., Company Guaranteed Notes:
140,000	BB	4.625% due 5/15/24(a)	139,475
380,000	BB	4.875% due 5/15/26(a)	378,100

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Textiles, Apparel & Luxury Goods — 0.5% — (continued)
$500,000	BB+	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	$513,125
710,000	BB+	William Carter Co. (The), Company Guaranteed Notes, 5.250% due 8/15/21	737,512

		Total Textiles, Apparel & Luxury Goods	1,768,212

Tobacco — 0.3%
		Alliance One International Inc.:
785,000	CCC	Secured Notes, 9.875% due 7/15/21	681,969
200,000	B-	Senior Unsecured Notes, 8.500% due 4/15/21(a)	206,000

		Total Tobacco	887,969

Transportation — 0.8%
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
1,135,000	BB-	5.250% due 8/15/22(a)	1,184,656
1,350,000	BB-	5.500% due 2/15/24(a)	1,412,708

		Total Transportation	2,597,364

Transportation Infrastructure — 2.2%
505,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 7.625% due 4/15/20	574,438
380,000	B-	CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes, 8.250% due 12/15/19(a)	360,050
670,000	B-	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18(a)	611,375
560,000	B	Florida East Coast Holdings Corp., Senior Secured Notes, 6.750% due 5/1/19(a)	576,800
		Fly Leasing Ltd., Senior Unsecured Notes:
335,000	BB-	6.750% due 12/15/20	352,169
540,000	BB-	6.375% due 10/15/21	564,300
740,000	B+	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	667,850
368,693	C	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Unsecured Notes, 10.000% (10.000% cash or 10.750% PIK) due 2/15/18(a)(d)	274,676
330,000	Caa3(b)	Ultrapetrol Bahamas Ltd., Senior Secured Notes, 8.875% due 6/15/21(g)(i)	69,300
710,000	B-	Watco Cos. LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	747,275
		XPO Logistics Inc., Company Guaranteed Notes:
620,000	B+	6.500% due 6/15/22(a)	653,325
1,500,000	B+	6.125% due 9/1/23(a)	1,580,625

		Total Transportation Infrastructure	7,032,183

Wireless Telecommunication Services — 4.4%
300,000	BB-	Altice US Finance I Corp., Senior Secured Notes, 5.500% due 5/15/26(a)	310,875
		Frontier Communications Corp., Senior Unsecured Notes:
685,000	BB-	8.875% due 9/15/20	728,669
50,000	BB-	6.250% due 9/15/21	48,000
390,000	BB-	10.500% due 9/15/22	407,425
575,000	BB-	11.000% due 9/15/25	580,750
560,000	D	Oi Brasil Holdings Cooperatief UA, Company Guaranteed Notes, 5.750% due 2/10/22(a)(g)(i)	191,800
		Sprint Capital Corp., Company Guaranteed Notes:
100,000	B	6.875% due 11/15/28	106,875
2,125,000	B	8.750% due 3/15/32	2,555,312
		Sprint Communications Inc.:
		Company Guaranteed Notes:
1,770,000	B+	9.000% due 11/15/18(a)	1,940,363
235,000	B+	7.000% due 3/1/20(a)	257,325
		Senior Unsecured Notes:
525,000	B	7.000% due 8/15/20	567,656
540,000	B	11.500% due 11/15/21	682,425
		Sprint Corp., Company Guaranteed Notes:
1,880,000	B	7.250% due 9/15/21	2,053,900

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Wireless Telecommunication Services — 4.4% — (continued)
$770,000	B	7.875% due 9/15/23	$858,550
		T-Mobile USA Inc., Company Guaranteed Notes:
300,000	BB	6.000% due 3/1/23	318,000
600,000	BB	6.625% due 4/1/23	639,000
2,000,000	BB	6.500% due 1/15/26	2,202,500

		Total Wireless Telecommunication Services	14,449,425

		TOTAL CORPORATE BONDS & NOTES (Cost — $294,681,987)	305,289,725

SENIOR LOANS — 1.7%
410,000	NR	Ancestry.com Operations Inc., (Restricted), 9.250% due 10/19/24	421,105
260,000	NR	Audatex Holdings LLC, due 3/3/23(j)	262,015
994,924	NR	EIG Investors Corp., 6.042% due 2/9/23	1,002,595
316,104	NR	Hercules Offshore Inc., (Restricted), due 5/6/20(g)	271,323
218,266	NR	Lantheus Medical Imaging, (Restricted), 7.000% due 6/30/22	218,812
1,250,000	NR	Lonestar International Super Holdings LLC, due 8/31/21(j)	1,309,375
340,000	NR	MediArena Acquistion BV, 10.000% due 8/13/22	256,275
174,449	NR	Murray Energy Corp., (Restricted), 8.250% due 4/16/20	172,595
129,023	NR	Panda Temple Power II LLC, (Restricted), 7.250% due 4/3/19(g)	118,164
314,400	NR	Panda Temple Power LLC, (Restricted), 7.250% due 3/6/22(g)	275,100
250,000	NR	Peabody Energy Corp., due 2/8/22(j)	252,890
625,000	NR	Press Ganey Holdings Inc., 8.250% due 10/21/24	637,500
345,333	NR	Radnet Inc. (Restricted), 8.000% due 3/25/21	347,923
125,000	NR	Veritas US Inc., due 1/27/23(j)	125,039

		TOTAL SENIOR LOANS (Cost — $5,616,585)	5,670,711

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
300,000	NR	Commercial Mortgage Trust, Series 2015-LC21, Class E, 3.250% due 7/10/48(a)	165,514
200,000	NR	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E, 4.618% due 8/15/48(a)(e)	134,140
300,000	NR	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.000% due 5/15/48(a)	160,299

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $529,098)	459,953

Shares/Units
PREFERRED STOCKS — 0.5%
ENERGY — 0.2%
Energy Equipment & Services — 0.0%
4,240,500		DeepOcean Group Holding BV, (Restricted), 0.000%*(g)(h)	42,405

Oil, Gas & Consumable Fuels — 0.2%
707		Berry Petroleum Co., (Restricted), 0.000%*(g)(h)	8,484
47,239		Berry Petroleum Co., (Restricted), 0.000%*(h)	566,868

		Total Oil, Gas & Consumable Fuels	575,352

		TOTAL ENERGY	617,757

FINANCIALS — 0.3%
Banks — 0.3%
39,709		GMAC Capital Trust I, 6.824%(e)	1,021,315

		TOTAL FINANCIALS	1,021,315

		TOTAL PREFERRED STOCKS (Cost — $1,605,408)	1,639,072

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units		Security	Value
CONVERTIBLE PREFERRED STOCKS — 0.4%
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
12,500		Sanchez Energy Corp., 6.500%(f)	$519,000
14,900		Southwestern Energy Co., 6.250%	286,527

		Total Oil, Gas & Consumable Fuels	805,527

		TOTAL ENERGY	805,527

HEALTH CARE — 0.2%
Pharmaceuticals — 0.2%
616		Allergan PLC, 5.500%	528,392

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $1,565,083)	1,333,919

CLOSED END MUTUAL FUND SECURITY — 0.3%
FINANCIALS — 0.3%
Capital Markets — 0.3%
10,000		iShares iBoxx $ High Yield Corporate Bond ETF (Cost — $860,049)	882,900

COMMON STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.1%
Hotels, Restaurants & Leisure — 0.1%
9,953		Bossier Casino Venture Holdco Inc., (Restricted)*(a)(g)(h)	92,065

ENERGY — 0.1%
Energy Equipment & Services — 0.0%
9,541		DeepOcean Group Holding BV, (Restricted)*(g)(h)	28,528
17,453		Hercules Offshore Inc.*(g)(h)	4,922

		Total Energy Equipment & Services	33,450

Oil, Gas & Consumable Fuels — 0.1%
24,541		Magnum Hunter Resources Corp., (Restricted)*(g)	262,589
11,773		PetroQuest Energy Inc., (Restricted)*	44,973
1,189		Southwestern Energy Co.*	8,929

		Total Oil, Gas & Consumable Fuels	316,491

		TOTAL ENERGY	349,941

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
559		Jack Cooper Holdings Corp., Class B Shares*(a)(g)(h)	—
68		MWO Holdings, ADR, (Restricted)*(g)(h)	26,782

		Total Diversified Financial Services	26,782

		TOTAL FINANCIALS	26,782

MATERIALS — 0.0%
Metals & Mining — 0.0%
353,070	AUD	Mirabela Nickel Ltd.*(g)(h)	—

		TOTAL COMMON STOCKS (Cost — $2,225,715)	468,788

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $307,083,925)	315,745,068

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount	Security	Value
SHORT-TERM INVESTMENTS (k) — 6.1%
MONEY MARKET FUND — 3.7%
$12,061,950	Invesco STIT — Government & Agency Portfolio(l) (Cost — $12,061,950)	$12,061,950

TIME DEPOSITS — 2.4%
818,145	BNP Paribas — Paris, 0.270% due 3/1/17	818,145
6,864,206	Deutsche Bank AG — Grand Cayman, 0.270% due 3/1/17	6,864,206

	TOTAL TIME DEPOSITS (Cost — $7,682,351)	7,682,351

	TOTAL SHORT-TERM INVESTMENTS (Cost — $19,744,301)	19,744,301

	TOTAL INVESTMENTS — 103.0% (Cost — $326,828,226#)	335,489,369

	Liabilities in Excess of Other Assets — (3.0)%	(9,784,767)

	TOTAL NET ASSETS — 100.0%	$325,704,602

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2017.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Illiquid security.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Security is currently in default.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.4%.
(l)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
PLC	— Public Limited Company

Summary of Investments by Security Type^
Corporate Bonds & Notes	91.0%
Senior Loans	1.7
Preferred Stocks	0.5
Convertible Preferred Stocks	0.4
Closed End Mutual Fund Security	0.3
Common Stocks	0.1
Collateralized Mortgage Obligations	0.1
Short-Term Investments	5.9

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Schedule of Options Contracts Written

Number of Contracts	Security Name	Counterparty	Expiration Date	Strike Price	Value
United States
858,745	American Axle & Manufacturing Holdings Inc., Put	JPM	1/31/18	$100.00	$4,294

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $4,294)				$4,294

During the period ended February 28, 2017, options contracts written transactions for High Yield Fund were as follows:

	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2016	—	$—
Options written	858,745	4,294
Options closed	—	—
Options expired	—	—

Options contracts written, outstanding at February 28, 2017	858,745	$4,294

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	JPM	— JPMorgan Chase & Co.

See pages 221 and 222 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES — 33.1%
Austria — 0.3%
600,056	EUR	KAF Kaerntner Ausgleichszahlungs-Fonds, Government Guaranteed Notes, zero coupon, due 1/14/32(a)	$551,744

Canada — 0.3%
$500,000		Royal Bank of Canada, Covered Notes, 2.300% due 3/22/21	500,165

Cayman Islands — 0.4%
800,000		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 1.784% due 8/1/34(a)(b)	632,000

Denmark — 13.4%
		BRFkredit AS, Covered Notes:
6,500,000	DKK	2.000% due 10/1/17	939,792
2,985,210	DKK	2.000% due 10/1/47	416,834
9,236	DKK	3.000% due 10/1/47	1,376
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
6,200,000	DKK	2.000% due 4/1/17	899,860
446,171	DKK	2.500% due 10/1/37	66,179
901,398	DKK	2.500% due 10/1/47	130,490
		Nykredit Realkredit AS, Covered Notes:
9,100,000	DKK	2.000% due 4/1/17	1,320,624
3,600,000	DKK	1.000% due 7/1/17	515,737
4,400,000	DKK	1.000% due 10/1/17	633,406
37,400,000	DKK	1.000% due 1/1/18	5,398,444
8,894,228	DKK	2.000% due 10/1/37	1,290,098
3,910,819	DKK	2.500% due 10/1/37	579,661
2,682,552	DKK	2.000% due 10/1/47	374,554
11,312,746	DKK	2.500% due 10/1/47	1,643,723
		Realkredit Danmark AS, Covered Notes:
7,800,000	DKK	1.000% due 4/1/17	1,122,570
32,700,000	DKK	2.000% due 4/1/17	4,745,128
7,500,000	DKK	1.000% due 4/1/18	1,086,370
1,648,391	DKK	2.000% due 10/1/37	238,862
3,585,683	DKK	2.500% due 10/1/37	533,514
2,585,436	DKK	2.000% due 10/1/47	361,565
6,482,289	DKK	2.500% due 10/1/47	941,635

		Total Denmark	23,240,422

France — 1.5%
900,000		Credit Agricole SA, Senior Unsecured Notes, 1.498% due 6/12/17(a)(b)	900,850
		Dexia Credit Local SA, Government Liquid Guaranteed Notes:
400,000		1.598% due 3/23/18(a)(b)	401,542
300,000		2.250% due 2/18/20(a)	299,331
1,000,000		1.875% due 9/15/21(a)	967,409

		Total France	2,569,132

Germany — 1.6%
		Deutsche Bank AG, Senior Unsecured Notes:
200,000		1.350% due 5/30/17	200,006
800,000		4.250% due 10/14/21(a)	809,888
2,400,000	NZD	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 4.750% due 3/12/19	1,796,417

		Total Germany	2,806,311

Greece — 0.1%
200,000	EUR	Hellenic Railways Organization SA, Government Guaranteed Notes, 4.028% due 3/17/17	211,216

Ireland — 0.1%
200,000	EUR	Bank of Ireland, Junior Subordinated Notes, 7.375%(b)(c)	227,064

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Italy — 1.0%
400,000	EUR	Banca Carige SpA, Covered Notes, 3.875% due 10/24/18	$444,837
500,000	EUR	Banca Monte dei Paschi di Siena SpA, Covered Notes, 5.000% due 2/9/18	551,734
$200,000		Intesa Sanpaolo SpA, Subordinated Notes, 5.710% due 1/15/26(a)	193,452
400,000	GBP	Telecom Italia SpA, Senior Unsecured Notes, 6.375% due 6/24/19	543,700

		Total Italy	1,733,723

Jersey Channel Islands — 0.2%
200,000	GBP	HBOS Capital Funding LP, Company Guaranteed Notes, 9.540%(b)(c)	265,192

Luxembourg — 0.7%
600,000	EUR	Commerzbank Finance & Covered Bond SA, Covered Notes, 4.250% due 6/4/18	669,088
500,000	EUR	Wind Acquisition Finance SA, Secured Notes, 7.000% due 4/23/21	552,578

		Total Luxembourg	1,221,666

Netherlands — 1.4%
700,000	CAD	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 2.125% due 10/1/19(a)	536,340
		ING Bank NV:
600,000		Covered Notes, 2.625% due 12/5/22(a)	600,361
400,000		Subordinated Notes, 4.125% due 11/21/23(b)	407,844
600,000		Petrobras Global Finance BV, Company Guaranteed Notes, 8.375% due 5/23/21	670,680
200,000	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(c)	238,312

		Total Netherlands	2,453,537

Norway — 0.3%
500,000		Eksportfinans ASA, Senior Unsecured Notes, 5.500% due 6/26/17	505,550

Portugal — 0.2%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(d)	64,623
200,000	EUR	4.000% due 1/21/19(d)	64,623
300,000	EUR	Novo Banco SA, Senior Unsecured Notes, 5.000% due 4/4/19	286,043

		Total Portugal	415,289

Spain — 0.5%
900,000	EUR	Banco Santander SA, Junior Subordinated Notes, 6.250%(b)(c)	944,611

Supranational — 1.1%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	1,046,040
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	320,283
800,000	AUD	0.500% due 8/10/23	499,474

		Total Supranational	1,865,797

Sweden — 0.5%
8,000,000	SEK	Stadshypotek AB, Covered Notes, 2.500% due 9/18/19	945,143

Switzerland — 0.6%
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	287,725
300,000		4.750% due 5/22/23(b)	308,345
400,000		5.125% due 5/15/24	410,474

		Total Switzerland	1,006,544

United Kingdom — 4.2%
		Barclays Bank PLC, Subordinated Notes:
400,000		7.625% due 11/21/22	430,430
1,900,000		7.750% due 4/10/23(b)	2,004,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United Kingdom — 4.2% — (continued)
		Barclays PLC:
		Junior Subordinated Notes:
400,000	GBP	7.000%(b)(c)	$498,164
$200,000		8.250%(b)(c)	212,775
600,000		Senior Unsecured Notes, 3.144% due 8/10/21(b)	627,372
400,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	560,756
500,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	527,389
100,000	GBP	Legal & General Group PLC, Subordinated Notes, 5.500% due 6/27/64(b)	127,680
200,000	GBP	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.625%(b)(c)	271,049
		Royal Bank of Scotland Group PLC, Junior Subordinated Notes:
300,000		8.000%(b)(c)	301,125
600,000		8.625%(b)(c)	635,400
500,000		Santander UK Group Holdings PLC, Subordinated Notes, 4.750% due 9/15/25(a)	500,075
400,000	GBP	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.875% due 1/15/27	502,046

		Total United Kingdom	7,198,761

United States — 4.7%
		Ally Financial Inc., Senior Unsecured Notes:
200,000		3.250% due 9/29/17	201,975
100,000		3.600% due 5/21/18	102,000
300,000	EUR	American International Group Inc., Senior Unsecured Notes, 1.500% due 6/8/23	325,531
300,000		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	307,003
700,000		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.464% due 7/23/22	735,510
100,000		CIT Group Inc., Senior Unsecured Notes, 4.250% due 8/15/17	101,215
400,000		Ford Motor Credit Co. LLC, Senior Unsecured Notes, 5.875% due 8/2/21	447,958
1,200,000		JPMorgan Chase & Co., Senior Unsecured Notes, 1.588% due 4/25/18(b)	1,204,709
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16(d)(e)	86,125
1,000,000		Marriott International Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,058,711
1,000,000		Santander Holdings USA Inc., Senior Unsecured Notes, 2.504% due 11/24/17(b)	1,007,430
1,100,000		UnitedHealth Group Inc., Senior Unsecured Notes, 3.750% due 7/15/25	1,153,606
		Wells Fargo & Co., Senior Unsecured Notes:
100,000		2.153% due 1/24/23(b)	101,306
900,000		2.269% due 10/31/23(b)	917,955
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	301,315

		Total United States	8,052,349

		TOTAL CORPORATE BONDS & NOTES (Cost — $59,069,137)	57,346,216

SOVEREIGN BONDS — 32.1%
Canada — 3.5%
		Province of Alberta Canada:
900,000	CAD	1.250% due 6/1/20	676,623
900,000	CAD	2.350% due 6/1/25	680,702
		Province of Ontario Canada:
1,500,000	CAD	4.200% due 6/2/20	1,232,946
3,100,000	CAD	3.150% due 6/2/22	2,501,311
1,100,000	CAD	Province of Quebec Canada, 3.750% due 9/1/24	920,344

		Total Canada	6,011,926

France — 2.2%
2,800,000	EUR	French Republic Government Bond OAT, 3.250% due 5/25/45(h)	3,867,357

Greece — 0.2%
47,000,000	JPY	Hellenic Republic Government International Bond, 3.800% due 8/8/17	401,799

Ireland — 0.8%
1,000,000	EUR	Ireland Government Bond, 5.400% due 3/13/25	1,452,584

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Italy — 2.9%
		Italy Buoni Poliennali Del Tesoro:
800,000	EUR	0.350% due 11/1/21	$829,290
1,000,000	EUR	4.750% due 9/1/44(a)(h)	1,360,922
600,000	EUR	3.250% due 9/1/46(a)	649,464
700,000	EUR	2.700% due 3/1/47(a)	675,801
500,000	EUR	2.800% due 3/1/67(a)	449,984
700,000	GBP	Republic of Italy Government International Bond, 6.000% due 8/4/28	1,081,039

		Total Italy	5,046,500

Japan — 10.0%
$400,000		Japan Bank for International Cooperation, 2.000% due 11/4/21	390,821
800,000		Japan Finance Organization for Municipalities, 2.125% due 4/13/21(a)	784,956
		Japan Government Thirty Year Bond:
210,000,000	JPY	1.700% due 9/20/44	2,309,785
330,000,000	JPY	1.400% due 9/20/45	3,414,174
180,000,000	JPY	0.500% due 9/20/46	1,485,625
		Japan Government Twenty Year Bond:
630,000,000	JPY	1.000% due 12/20/35	6,041,122
280,000,000	JPY	0.400% due 3/20/36	2,410,237
400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(a)	390,356

		Total Japan	17,227,076

New Zealand — 0.1%
300,000	NZD	New Zealand Government Bond, 5.500% due 4/15/23	248,400

Poland — 0.4%
2,700,000	PLN	Republic of Poland Government Bond, 3.250% due 7/25/25	648,193

Saudi Arabia — 1.1%
1,900,000		Saudi Government International Bond, 2.375% due 10/26/21(a)	1,878,625

Slovenia — 3.3%
		Slovenia Government International Bond:
500,000		4.750% due 5/10/18	517,013
800,000		4.125% due 2/18/19	829,580
400,000		5.500% due 10/26/22	448,004
2,500,000		5.850% due 5/10/23	2,860,562
900,000		5.250% due 2/18/24	1,005,964

		Total Slovenia	5,661,123

Spain — 3.2%
		Autonomous Community of Catalonia:
200,000	EUR	4.750% due 6/4/18	220,847
500,000	EUR	4.950% due 2/11/20	566,883
200,000	EUR	4.900% due 9/15/21	224,719
500,000	EUR	Autonomous Community of Madrid Spain, 4.125% due 5/21/24	628,112
		Spain Government Bond:
2,500,000	EUR	2.150% due 10/31/25(a)(h)	2,802,288
1,000,000	EUR	2.900% due 10/31/46(a)(h)	1,071,737

		Total Spain	5,514,586

United Kingdom — 4.4%
		United Kingdom Gilt:
2,500,000	GBP	3.250% due 1/22/44(h)	4,063,513
2,100,000	GBP	3.500% due 1/22/45(h)	3,580,399

		Total United Kingdom	7,643,912

		TOTAL SOVEREIGN BONDS (Cost — $56,850,858)	55,602,081

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 17.3%
		ALBA PLC:
499,884	GBP	Series 2007-1, Class A3, 0.541% due 3/17/39(b)	$581,687
542,845	GBP	Series 2015-1, Class A, 1.515% due 4/24/49(b)	678,240
$1,000,000		Ares XXV CLO Ltd., Series 2012-3A, Class AR, 2.243% due 1/17/24(a)(b)	1,001,588
1,133,161		Banc of America Alternative Loan Trust, Series 2006-3, Class 5CB1, 6.500% due 4/25/36	932,147
44,279		Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.076% due 2/20/36(b)	43,946
41,512		Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 3.248% due 7/25/33(b)	41,678
55,241		Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4A, 5.883% due 2/17/51(a)(b)	55,454
365,373		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 1.228% due 3/25/37(a)(b)	325,202
		Bear Stearns Adjustable Rate Mortgage Trust:
8,493		Series 2003-5, Class 1A2, 3.001% due 8/25/33(b)	8,442
15,332		Series 2003-7, Class 6A, 3.160% due 10/25/33(b)	15,482
37,150		Series 2004-2, Class 22A, 3.229% due 5/25/34(b)	36,104
9,100		Series 2004-2, Class 23A, 2.804% due 5/25/34(b)	8,495
18,257		Series 2005-2, Class A2, 3.636% due 3/25/35(b)	18,485
136,066		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 3.619% due 1/26/36(b)	108,798
146,525	EUR	Casa d’este Finance SRL, Series 1, Class A2, 0.034% due 9/15/40(b)	154,214
700,000		Cent CLO 22 Ltd., Series 2014-22A, Class A1R, 2.444% due 11/7/26(a)(b)	700,516
467,238	EUR	Claris ABS SRL, Series 2011-1, Class A, 0.137% due 10/31/60(b)	493,897
		Countrywide Alternative Loan Trust:
4,930		Series 2004-J5, Class 2A1, 1.458% due 8/25/34(b)	4,925
11,312		Series 2005-21CB, Class A3, 5.250% due 6/25/35	10,607
41,079		Series 2007-7T2, Class A9, 6.000% due 4/25/37	27,746
72,672		Series 2007-11T1, Class A12, 1.128% due 5/25/37(b)	39,048
34,350		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	30,265
		Countrywide Asset-Backed Certificates:
1,057,421		Series 2007-13, Class 1A, 1.618% due 10/25/47(b)	934,874
942,414		Series 2007-SEA2, Class 1A1, 1.778% due 8/25/47(a)(b)	870,583
		Countrywide Home Loan Mortgage Pass Through Trust:
6,653		Series 2004-12, Class 11A1, 3.170% due 8/25/34(b)	5,745
123,522		Series 2005-2, Class 1A1, 1.418% due 3/25/35(b)	98,800
10,710		Series 2005-3, Class 2A1, 1.358% due 4/25/35(b)	9,347
116,245		Series 2005-9, Class 1A3, 1.238% due 5/25/35(b)	97,114
33,653		Series 2005-11, Class 3A1, 2.362% due 4/25/35(b)	27,322
51,958		Series 2005-HYB9, Class 3A2A, 3.309% due 2/20/36(b)	46,112
10,835		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.114% due 8/25/33(b)	10,781
990,778		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 1.378% due 9/25/37(b)	919,992
43,473		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	24,185
196,471		CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	96,733
387,423		CWABS Asset-Backed Certificates Trust, Series 2006-18, Class 2A2, 0.938% due 3/25/37(b)	377,509
922,957		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 1.528% due 10/25/47(b)	763,523
922,832		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 1.828% due 5/25/37(a)(b)	842,967
289,692		Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.523% due 6/15/44(b)	342,383
		Eurosail-UK PLC:
77,909	GBP	Series 2007-4X, Class A2A, 0.677% due 6/13/45(b)	96,855
500,000	GBP	Series 2007-4X, Class A3, 1.327% due 6/13/45(b)(e)	603,960
355,005	GBP	Series 2007-6NCX, Class A2A, 1.077% due 9/13/45(b)	440,420
		Federal Home Loan Mortgage Corp. (FHLMC):
41,178		Series T-35, Class A, 1.058% due 9/25/31(b)	40,684
59,951		Series T-62, Class 1A1, 1.774% due 10/25/44(b)	60,564
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
56,936		Series 2391, Class FJ, 1.270% due 4/15/28(b)	57,199
86,566		Series 2614, Class SJ, 17.545% due 5/15/33(b)	121,250
414,915		Series 4579, Class FD, 1.121% due 1/15/38(b)	413,426
414,915		Series 4579, Class SD, 1.776% due 1/15/38(b)(f)	25,926

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 17.3% — (continued)
$10,510		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	$12,048
		Federal National Mortgage Association (FNMA), REMICS:
8,604		Series 2003-34, Class A1, 6.000% due 4/25/43	9,749
100		Series 2005-120, Class NF, 0.878% due 1/25/21(b)	100
22,391		Series 2006-48, Class TF, 1.178% due 6/25/36(b)	22,372
180,647		Series 2009-104, Class FA, 1.578% due 12/25/39(b)	182,608
785,549		Series 2010-46, Class WF, 1.528% due 5/25/40(b)	797,883
129,123		Series 2013-130, Class FB, 1.228% due 1/25/44(b)	129,199
75,038		Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	86,365
1,000,000		Finn Square CLO Ltd., Series 2012-1A, Class A1R, 2.207% due 12/24/23(a)(b)	1,003,928
404,974		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1.138% due 10/25/35(b)	387,522
82,891	EUR	Giovecca Mortgages SRL, Series 2011-1, Class A, 0.271% due 4/23/48(b)	87,979
77,385		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.435% due 11/19/35(b)	71,976
1,000,000		GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 2.409% due 10/29/26(a)(b)	1,000,147
499,824		Government National Mortgage Association, Series 2016-H15, Class FA, 1.572% due 7/20/66(b)	499,548
18,979		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 2.560% due 3/25/33(b)	18,771
		Harborview Mortgage Loan Trust:
41,700		Series 2003-1, Class A, 3.018% due 5/19/33(b)	41,129
33,167		Series 2005-2, Class 2A1A, 1.219% due 5/19/35(b)	30,617
80,024		Series 2005-3, Class 2A1A, 1.019% due 6/19/35(b)	71,966
126,962		Series 2006-SB1, Class A1A, 1.464% due 12/19/36(b)	106,362
161,534		Series 2007-1, Class 2A1A, 0.909% due 3/19/37(b)	138,156
		JPMorgan Mortgage Trust:
7,112		Series 2003-A2, Class 3A1, 2.801% due 11/25/33(b)	6,821
3,316		Series 2005-A1, Class 6T1, 3.299% due 2/25/35(b)	3,280
127,541		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.461% due 7/27/37(a)(b)	129,766
800,000		KVK CLO Ltd., Series 2013-2A, Class AR, 0.000% due 1/15/26(a)(b)(e)	800,000
		Ludgate Funding PLC:
708,173	GBP	Series 2006-1X, Class A2A, 0.575% due 12/1/60(b)	829,118
676,848	GBP	Series 2007-1, Class A2A, 0.530% due 1/1/61(b)	787,484
		Merrill Lynch Mortgage Investors Trust:
11,892		Series 2003-A2, Class 1A1, 2.991% due 2/25/33(b)	11,508
43,417		Series 2005-2, Class 1A, 2.543% due 10/25/35(b)	43,456
36,723	GBP	Money Partners Securities 4 PLC, Series 4X, Class A1A, 0.753% due 3/15/40(b)	44,485
700,000	GBP	Newgate Funding, Series 2007-1X, Class A3, 0.545% due 12/1/50(b)	767,262
204,710		Octagon Investment Partners XII Ltd., Series 2012-1A, Class AR, 2.304% due 5/5/23(a)(b)	204,779
735,198	GBP	Paragon Mortgages No 13 PLC, Series 13X, Class A1, 0.597% due 1/15/39(b)	852,582
		Puma Finance Pty Ltd.:
251,230	AUD	Series 2014-1, Class A, 2.520% due 5/13/45(b)	192,105
244,560	AUD	Series 2014-2, Class A, 2.415% due 10/18/45(b)	186,881
384,976		RAAC Trust, Series 2007-SP3, Class A1, 1.978% due 9/25/47(b)	377,108
		RALI Trust:
77,549		Series 2007-QO2, Class A1, 0.928% due 2/25/47(b)	46,719
500,592		Series 2007-QS1, Class 1A1, 6.000% due 1/25/37	439,419
		Residential Asset Securitization Trust:
22,722		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	17,691
57,593		Series 2006-R1, Class A2, 1.178% due 1/25/46(b)	26,764
453,676	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.523% due 6/15/46(b)	566,886
333,425	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.533% due 12/15/43(b)	382,702
		RMAC Securities No 1 PLC:
317,002	GBP	Series 2006-NS1X, Class A2A, 0.526% due 6/12/44(b)	370,951
593,401	GBP	Series 2006-NS3X, Class A2A, 0.526% due 6/12/44(b)	689,706
		Soundview Home Loan Trust:
553,939		Series 2006-3, Class A3, 0.938% due 11/25/36(b)	519,687
1,300,000		Series 2006-3, Class A4, 1.028% due 11/25/36(b)	959,803

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 17.3% — (continued)
		Structured Adjustable Rate Mortgage Loan Trust:
$12,618		Series 2004-1, Class 4A1, 3.370% due 2/25/34(b)	$12,631
48,718		Series 2004-4, Class 3A2, 3.201% due 4/25/34(b)	48,608
62,346		Series 2004-19, Class 2A1, 2.014% due 1/25/35(b)	53,253
		Structured Asset Mortgage Investments II Trust:
77,374		Series 2005-AR2, Class 2A1, 1.008% due 5/25/45(b)	68,504
87,655		Series 2005-AR8, Class A1A, 1.058% due 2/25/36(b)	74,678
57,633		Series 2006-AR5, Class 1A1, 0.988% due 5/25/36(b)	46,011
316,772		Series 2007-AR4, Class A3, 0.998% due 9/25/47(b)	268,290
139,633		Series 2007-AR6, Class A1, 2.114% due 8/25/47(b)	125,934
67,564		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	66,845
487,094		US Residential Opportunity Fund III Trust, Series 2016-3III, Class A, step bond to yield, 3.598% due 10/27/36(a)	486,108
		WaMu Mortgage Pass Through Certificates Trust:
16,274		Series 2002-AR9, Class 1A, 2.014% due 8/25/42(b)	15,644
6,014		Series 2003-AR5, Class A7, 2.838% due 6/25/33(b)	6,105
390,541		Series 2003-AR9, Class 2A, 2.846% due 9/25/33(b)	384,504
523,737		Series 2004-AR1, Class A, 3.076% due 3/25/34(b)	527,371
64,934		Series 2005-AR13, Class A1A1, 1.068% due 10/25/45(b)	63,281
105,069		Series 2006-AR13, Class 2A, 2.099% due 10/25/46(b)	98,454
500,045		Series 2007-OA3, Class 2A1A, 1.374% due 4/25/47(b)	453,561
195		Washington Mutual Mortgage Loan Trust, Series 2001-7, Class A, 1.771% due 5/25/41(b)	194
29,682		Washington Mutual Mortgage Pass Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.554% due 7/25/46(b)	20,033
176,439		Washington Mutual MSC Mortgage Pass Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.937% due 12/25/32(b)	176,185
253,998		Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 3.087% due 3/25/36(b)	254,647

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $31,977,120)	29,851,449

MORTGAGE-BACKED SECURITIES — 12.6%
CMHC — 0.4%
		Canadian Mortgage and Housing Corp. (CMHC):
238,884	CAD	1.050% due 6/1/20(e)	178,750
564,070	CAD	1.250% due 7/1/20(e)	424,010
164,783	CAD	1.250% due 8/1/20(e)	123,853

		TOTAL CMHC	726,613

FHLMC — 0.6%
		Federal National Mortgage Corp. (FHLMC), Gold:
1,000,000		3.000% due 3/1/47(g)	992,523

		TOTAL FHLMC	992,523

FNMA — 11.6%
		Federal National Mortgage Association (FNMA):
557,588		5.700% due 8/1/18(b)	572,895
90,629		3.000% due 1/1/22	93,329
728,216		2.500% due 8/1/28	738,623
73,878		2.941% due 11/1/34(b)	78,387
125,332		6.500% due 8/1/37	141,146
5,100,000		3.000% due 3/1/46 - 4/1/46(g)	5,065,956
13,000,000		3.500% due 4/1/47 - 5/1/47(g)	13,291,602

		TOTAL FNMA	19,981,938

GNMA — 0.0%
		Government National Mortgage Association II (GNMA):
9,523		6.000% due 9/20/38	10,305

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $21,590,497)	21,711,379

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
U.S. GOVERNMENT OBLIGATIONS — 3.4%
$2,138,986		U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25(h)	$2,487,936
		U.S. Treasury Inflation Indexed Notes:
254,198		0.125% due 7/15/24	253,788
3,159,923		0.250% due 1/15/25(h)(i)	3,154,643

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $5,840,857)	5,896,367

ASSET-BACKED SECURITIES — 0.3%
Automobiles — 0.2%
312,790		Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 1.470% due 4/15/19(a)	313,081

Student Loans — 0.1%
148,414		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.988% due 4/25/38(b)	148,151

		TOTAL ASSET-BACKED SECURITIES (Cost — $461,204)	461,232

Notional Amounts†/ Number of Contracts
PURCHASED OPTIONS — 0.2%
Germany — 0.0%
34	EUR	Euro-Bobl June Futures, Put @ $126.00, expires 5/26/17, SOG	180
7	EUR	Euro-Bund June Futures, Put @ $140.00, expires 5/26/17, SOG	74
256	EUR	Euro-Schatz June Futures, Put @ $111.30, expires 5/26/17, SOG	1,356

		Total Germany	1,610

United States — 0.2%
57,000,000		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put @ 1.640%, expires 6/19/17, GSC	23,438
35,000,000		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put @ 2.030%, expires 12/18/17, GSC	29,071
50,000,000	JPY	OTC 10-Year Swaption, 3-Month JPY-LIBOR, Put @ 0.400%, expires 3/3/17, JPM	—
1,100,000		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put @ 2.500%, expires 11/7/19, DUB	131,023
1,200,000		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put @ 2.750%, expires 11/7/19, DUB	112,858
21,200,000		OTC 5-Year Interest Rate Floor, 3-Month USD-LIBOR, Call @ 0.400%, expires 10/26/2017, SOG	96
900,000		OTC U.S. Dollar versus Japanese Yen, Call @ JPY118.28, expires 8/21/17, GSC	6,977
511,000		OTC U.S. Dollar versus Japanese Yen, Call @ JPY118.28, expires 8/21/17, JPM	3,961
2,500,000		OTC U.S. Dollar versus Mexican Peso, Call @ MXN24.00, expires 3/29/17, BOA	45
177		U.S. Treasury 2-Year Note April Futures, Call @ $110.50, expires 3/24/17, GSC	—
140		U.S. Treasury 5-Year Note April Futures, Put @ $103.00, expires 3/24/17, GSC	—
140		U.S. Treasury 10-Year Note April Futures, Put @ $103.50, expires 3/24/17, GSC	—
70		U.S. Treasury 10-Year Note June Futures, Put @ $105.00, expires 5/26/17, GSC	—
55		U.S. Treasury Bond June Futures, Call @ $200.00, expires 5/26/17, GSC	—
33		U.S. Treasury Ultra Long Bond June Futures, Put @ $105.00, expires 5/26/17, GSC	231

		Total United States	307,700

		TOTAL PURCHASED OPTIONS (Cost — $301,676)	309,310

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $176,091,349)	171,178,034

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS — 22.1%
CERTIFICATE OF DEPOSIT — 0.2%
$300,000		Barclays Bank PLC, 1.751% due 9/8/17(b) (Cost — $300,000)	$300,000

REPURCHASE AGREEMENT — 0.2%
400,000		JPMorgan Securities LLC repurchase agreement dated 2/28/17, 0.610% due 3/1/17, Proceeds at maturity - $400,007; (Fully collateralized by Government National Mortgage Association II (GNMA), 3.000%, due 1/20/47; Market Valued - $407,602)(j) (Cost — $400,000)	400,000

SOVEREIGN BONDS — 16.8%
Japan – 16.8%
		Japan Treasury Discount Bills:
680,000,000	JPY	(0.288)% due 3/6/17(j)	6,060,166
190,000,000	JPY	(0.341)% due 3/13/17(j)	1,693,522
1,320,000,000	JPY	(0.309)% due 4/17/17(j)	11,763,804
590,000,000	JPY	(0.275)% due 5/1/17(j)	5,257,618
100,000,000	JPY	(0.212)% due 5/15/17(j)	890,983
380,000,000	JPY	(0.259)% due 5/29/17(j)	3,386,133

		Total Japan	29,052,226

		TOTAL SOVEREIGN BONDS (Cost — $28,675,330)	29,052,226

TIME DEPOSITS — 1.4%
66,527	AUD	ANZ National Bank — London, 0.742% due 3/1/17	51,010
926,254		Banco Santander SA — Frankfurt, 0.270% due 3/1/17	926,254
		BBH — Grand Cayman:
677	CHF	(1.450)% due 3/1/17	674
106,705	SEK	(0.983)% due 3/1/17	11,821
2,553	DKK	(0.700)% due 3/1/17	364
899	SGD	0.010% due 3/1/17	642
4,000	NOK	0.050% due 3/1/17	477
736	NZD	1.050% due 3/1/17	530
		Citibank — London:
416,178	EUR	(0.578)% due 3/1/17	440,899
32,478	GBP	0.050% due 3/1/17	40,302
559,128		Deutsche Bank AG — Grand Cayman, 0.270% due 3/1/17	559,128
39,593,682	JPY	Skandinaviska Enskilda Banken AB — Stockholm, (0.200)% due 3/1/17	352,586
		Wells Fargo — Grand Cayman:
73,349	CAD	0.050% due 3/1/17	55,229
793,918	ZAR	5.700% due 3/1/17	60,518

		TOTAL TIME DEPOSITS (Cost — $2,500,434)	2,500,434

U.S. GOVERNMENT AGENCIES — 3.5%
		Federal Home Loan Bank (FHLB) Discount Notes:
400,000		0.520% due 4/10/17(j)	399,769
3,900,000		0.535% due 4/18/17(j)	3,897,218
1,700,000		0.530% due 4/27/17(j)	1,698,573

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $5,995,560)	5,995,560

		TOTAL SHORT-TERM INVESTMENTS (Cost — $37,871,324)	38,248,220

		TOTAL INVESTMENTS — 121.1% (Cost — $213,962,673#)	209,426,254

		Liabilities in Excess of Other Assets — (21.1)%	(36,432,233)

		TOTAL NET ASSETS — 100.0%	$172,994,021

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2017.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Security is currently in default.
(e)	Illiquid security.
(f)	Interest only security.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(i)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(j)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABS	— Asset-Based Security
CLO	— Collateralized Loan Obligation
OTC	— Over the Counter
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
Corporate Bonds & Notes	27.4%
Sovereign Bonds	26.5
Collateralized Mortgage Obligations	14.3
Mortgage-Backed Securities	10.4
U.S. Government Obligations	2.8
Asset-Backed Securities	0.2
Purchased Options	0.1
Short-Term Investments	18.3

100.0%

^	As a percentage of total investments.

Schedule of Options Contracts Written

Notional Amounts/ Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price/ Exercise Rate	Value
Germany
2	EUR	Euro-Bund June Futures, Call	GSC	5/26/17	$166.00	$1,822
4	EUR	Euro-Bund June Futures, Call	CSFB	5/26/17	166.00	3,645

		Total Germany				5,467

United States
320,000,000	JPY	2-Year Swaption, 3-Month JPY-LIBOR, Put	JPM	3/3/17	0.00%	2,208
$5,700,000		5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/7/19	2.25%	178,739
5,900,000		5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/7/19	2.50%	151,159
21,200,000		OTC 5-Year Interest Rate Floor, 3-Month USD-LIBOR, Call	SOG	10/26/17	0.01%	9
668,000	CAD	OTC Canadian Dollar versus Japanese Yen, Call	JPM	8/21/17	JPY 90.00	3,326
1,100,000	CAD	OTC Canadian Dollar versus Japanese Yen, Call	GSC	8/21/17	JPY 90.00	5,477

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Notional Amounts/ Number of Contracts	Security Name	Counterparty	Expiration Date	Strike Price/ Exercise Rate	Value
United States — (continued)
$700,000	OTC U.S. Dollar versus Brazilian Real, Call	DUB	6/28/18	BRL 3.89	$22,425
700,000	OTC U.S. Dollar versus Brazilian Real, Put	DUB	6/28/18	BRL 3.89	118,062
1,100,000	OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	JPM	9/11/17	CNH 6.60	1,813

	Total United States				483,218

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $370,962)				$488,685

During the period ended February 28, 2017, options contracts written transactions for International Fixed Income Fund were as follows:

	Notional Amounts/ Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2016	$338,400,000	$369,190
Options written	46,423,059	351,256
Options closed	(6,700,053)	(161,281)
Options expired	(21,055,000)	(188,203)

Options contracts written, outstanding at February 28, 2017	$357,068,006	$370,962

Schedule of Reverse Repurchase Agreements

Face Amounts		Security	Value
		BNP Paribas SA:
3,637,316	EUR	0.300% due 5/4/17	$3,853,372
		Merrill Lynch & Pierce, Fenner & Smith Inc.:
$2,814,000		0.820% due 4/4/17	2,814,000
		Scotia Capital (USA) Inc.:
1,884,363		0.850% due 4/3/17	1,884,363
		Standard Chartered Bank:
5,910,526	GBP	0.380% due 4/20/17	7,334,372
802,480	GBP	0.480% due 4/25/17	850,147
		UBS AG:
2,950,983	EUR	0.400% due 4/25/17	3,126,272
632,469	EUR	0.310% due 5/4/17	670,037

		TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $20,508,990)	$20,532,563

For the period ended February 28, 2017, the average borrowing and interest rate under the reverse repurchase agreements were $13,487,938 and 0.589%, respectively.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Forward Sale Commitment

Face Amounts	Security	Value
	Federal National Mortgage Association (FNMA):
$2,000,000	4.000% due 4/1/47(a) (Proceeds — $2,103,438)	$2,098,298

(a)	This security is traded on a TBA basis (see Note 1).

At February 28, 2017, International Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar September Futures	150	9/17	$36,971,250	$(7,904)
Australian Government 3-Year Bond March Futures	3	3/17	256,758	(143)
Australian Government 10-Year Bond March Futures	22	3/17	2,163,315	19,367
Canada Government 10-Year Bond June Futures	5	6/17	517,092	4,608
Euro-Bobl June Futures	34	6/17	4,778,360	—
Euro-BTP March Futures	54	3/17	7,602,318	6,293
Euro-Bund June Futures	7	6/17	1,207,366	(742)
Euro-Bund March Futures	10	3/17	1,759,134	(1,271)
Euro-Buxl 30-Year Bond March Futures	14	3/17	2,575,062	53,161
Euro-OAT March Futures	75	3/17	11,914,277	(30,151)
Euro-Schatz Note March Futures	256	3/17	30,548,688	137,637
Japan Government 10-Year Bond March Futures	8	3/17	10,727,459	27,428
U.S. Treasury 5-Year Note June Futures	140	6/17	16,478,438	21,875
U.S. Treasury 10-Year Note June Futures	210	6/17	26,161,406	90,234
U.S. Treasury Ultra Long Bond June Futures	33	6/17	5,338,781	64,714
United Kingdom Treasury 10-Year Gilt June Futures	22	6/17	3,473,354	57,603

				442,709

Contracts to Sell:
90-Day Eurodollar September Futures	150	9/18	36,795,000	(2,946)
U.S. Treasury 2-Year Note June Futures	177	6/17	38,303,906	(24,870)
U.S. Treasury Long Bond June Futures	55	6/17	8,341,094	(86,907)

				(114,723)

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts				$327,986

At February 28, 2017, International Fixed Income Fund had deposited cash of $1,080,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2017, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	2,797,000	SCB	$2,144,600	3/2/17	$(10,771)
Brazilian Real	288,800	DUB	90,167	7/3/17	10,167
Brazilian Real	3,417,960	HSBC	1,099,341	3/2/17	30,794
Brazilian Real	3,417,960	HSBC	1,090,312	4/4/17	(13,484)
Brazilian Real	12,600,000	JPM	3,932,015	7/5/17	43,126
Brazilian Real	5,231,704	JPM	1,632,630	7/5/17	68,827
British Pound	956,000	BNP	1,186,300	3/2/17	(21,503)
British Pound	10,903,189	UBS	13,529,762	3/2/17	1,085
Canadian Dollar	9,688,448	GSC	7,294,969	3/2/17	(101,894)
Danish Krone	600,000	GSC	85,656	4/3/17	(1,371)
Danish Krone	6,785,000	GSC	978,924	10/2/17	(6,480)
Euro	119,000	BOA	126,069	3/2/17	(385)
Euro	922,000	BOA	976,766	3/2/17	(14,033)
Euro	1,439,000	BOA	1,524,476	3/2/17	6,058
Euro	13,781,563	BOA	14,600,180	3/2/17	5,505
Euro	4,200,000	GSC	4,449,478	3/2/17	(89,392)
Euro	101,000	JPM	106,999	3/2/17	(49)
Euro	495,000	UBS	524,403	3/2/17	(5,113)
Euro	174,000	SCB	184,635	4/4/17	201
Indian Rupee	60,225,261	UBS	896,288	4/20/17	21,175
Japanese Yen	31,600,000	GSC	281,402	3/2/17	5,325
Japanese Yen	43,500,000	GSC	387,373	3/2/17	3,137
Japanese Yen	1,834,500,000	HSBC	16,336,435	3/2/17	26,869
Japanese Yen	65,300,000	JPM	581,504	3/2/17	1,066
Japanese Yen	550,000,000	GSC	4,909,137	4/24/17	93,678
Mexican Peso	45,793,259	BOA	2,263,609	4/17/17	35,172
New Taiwan Dollar	29,896,823	UBS	974,600	3/21/17	(191)
Norwegian Krone	7,275,000	BOA	867,833	3/2/17	(9,050)
Norwegian Krone	7,275,000	BOA	868,064	4/4/17	(2,407)
Russian Ruble	16,166,900	BOA	275,621	3/22/17	6,621
Russian Ruble	22,064,320	BOA	376,163	3/22/17	14,453
Russian Ruble	21,749,560	GSC	370,797	3/22/17	24,797
Russian Ruble	2,888,800	JPM	49,250	3/22/17	3,250
Russian Ruble	28,598,000	JPM	487,552	3/22/17	12,771
Russian Ruble	32,863,560	SOG	560,274	3/22/17	12,274
Singapore Dollar	4,338,854	BOA	3,096,832	3/17/17	9,120
Singapore Dollar	1,836,000	SCB	1,310,435	3/17/17	12,027
Swiss Franc	197,000	GSC	196,166	3/2/17	(366)
Swiss Franc	1,388,000	HSBC	1,382,126	3/2/17	(22,123)
Swiss Franc	719,000	JPM	715,957	3/2/17	(3,802)
Swiss Franc	135,000	UBS	134,429	3/2/17	(775)
Swiss Franc	2,439,000	JPM	2,433,726	4/4/17	5,346

					149,655

Contracts to Sell:
Australian Dollar	2,797,000	GSC	2,144,600	3/2/17	(42,654)
Australian Dollar	2,797,000	SCB	2,142,888	4/4/17	10,802

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Brazilian Real	3,417,960	HSBC	$1,099,341	3/2/17	$14,001
Brazilian Real	12,200,000	BNP	3,807,189	7/5/17	(287,484)
Brazilian Real	1,900,000	HSBC	592,923	7/5/17	(85,891)
Brazilian Real	4,000,000	JPM	1,248,259	7/5/17	(179,654)
British Pound	378,000	GSC	469,060	3/2/17	5,006
British Pound	11,481,189	UBS	14,247,002	3/2/17	153,612
British Pound	10,903,189	UBS	13,542,013	4/4/17	(1,462)
Canadian Dollar	9,688,448	HSBC	7,294,969	3/2/17	74,858
Canadian Dollar	9,688,448	GSC	7,296,809	4/4/17	101,776
Chinese Offshore Renminbi	8,240,429	UBS	1,175,799	12/5/17	(9,260)
Danish Krone	7,050,000	BOA	1,006,461	4/3/17	63,500
Danish Krone	42,838,000	BOA	6,115,569	4/3/17	386,860
Danish Krone	12,581,000	HSBC	1,796,068	4/3/17	20,512
Danish Krone	6,950,000	UBS	992,185	4/3/17	63,825
Danish Krone	41,375,000	BOA	5,935,763	7/3/17	317,070
Danish Krone	3,650,000	HSBC	523,638	7/3/17	34,077
Danish Krone	11,074,000	HSBC	1,597,731	10/2/17	98,134
Danish Krone	6,785,000	JPM	978,924	10/2/17	60,986
Danish Krone	20,382,000	BOA	2,958,497	1/2/18	23,072
Danish Krone	17,392,000	JPM	2,524,491	1/2/18	19,501
Euro	4,318,000	BNP	4,574,487	3/2/17	91,129
Euro	674,000	BNP	714,035	3/2/17	5,591
Euro	1,849,000	BOA	1,958,830	3/2/17	12,639
Euro	14,115,563	JPM	14,954,019	3/2/17	159,909
Euro	13,781,563	BOA	14,623,868	4/4/17	(5,269)
Japanese Yen	1,847,800,000	BOA	16,454,873	3/2/17	(387,047)
Japanese Yen	127,100,000	JPM	1,131,840	3/2/17	(13,084)
Japanese Yen	680,000,000	JPM	6,055,986	3/6/17	(13,743)
Japanese Yen	380,000,000	BNP	3,384,440	3/9/17	(27,134)
Japanese Yen	190,000,000	SCB	1,692,591	3/13/17	(20,183)
Japanese Yen	1,834,500,000	HSBC	16,361,394	4/4/17	(24,959)
Japanese Yen	1,320,000,000	UBS	11,778,701	4/17/17	(216,336)
Japanese Yen	590,000,000	JPM	5,267,608	5/1/17	(41,744)
Japanese Yen	50,000,000	BOA	446,688	5/15/17	847
Japanese Yen	50,000,000	UBS	446,688	5/15/17	934
New Taiwan Dollar	29,896,823	UBS	974,600	3/21/17	(27,448)
New Taiwan Dollar	29,896,823	UBS	978,289	6/23/17	907
New Zealand Dollar	4,369,135	UBS	3,147,525	3/2/17	55,768
New Zealand Dollar	4,369,135	SOG	3,144,222	4/4/17	(7,451)
Polish Zloty	2,892,133	DUB	710,710	5/5/17	9,482
Russian Ruble	2,823,840	BOA	48,142	3/22/17	(142)
Russian Ruble	5,941,500	GSC	101,294	3/22/17	707
Russian Ruble	16,875,090	SOG	287,695	3/22/17	3,305
Russian Ruble	10,092,820	SOG	172,067	3/22/17	933
Russian Ruble	16,058,932	SOG	273,780	3/22/17	2,955
Russian Ruble	20,601,040	DUB	348,687	4/21/17	(4,029)
Singapore Dollar	5,307,094	GSC	3,787,908	3/17/17	(125,064)
Singapore Dollar	867,760	SOG	619,359	3/17/17	(14,859)
Singapore Dollar	4,338,854	BOA	3,098,365	6/23/17	(9,377)
Swedish Krona	16,405,000	GSC	1,817,426	3/2/17	56,522
Swedish Krona	16,405,000	JPM	1,820,738	4/4/17	(4,445)

					300,501

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$450,156

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2017, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts		Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.095%	2/2/21	CITI	MXN	44,800,000	$(159,344)
Pay	28-Day MXN TIIE Banxico	5.825%	1/12/23	CITI	MXN	6,800,000	(31,967)
Receive	3-Month Canadian Bank Bill	2.200%	6/16/26	CITI	CAD	800,000	31,594
Pay	3-Month SEK-STIBOR	1.000%	3/18/25	CITI	SEK	3,800,000	16,762
Pay	3-Month USD-LIBOR	1.000%	5/15/18	CITI	USD	48,300,000	(93,858)
Receive	3-Month USD-LIBOR	1.250%	5/15/19	CITI	USD	48,300,000	128,210
Receive	3-Month USD-LIBOR	1.750%	12/21/26	CITI	USD	14,100,000	1,064,244
Receive	3-Month USD-LIBOR	1.768%	12/15/46	CITI	USD	1,200,000	190,774
Receive	3-Month USD-LIBOR	2.038%	8/31/22	CITI	USD	3,500,000	88,575
Receive	3-Month USD-LIBOR	2.098%	7/1/41	CITI	USD	4,600,000	95,215
Receive	3-Month USD-LIBOR	2.250%	12/16/22	CITI	USD	28,700,000	(355,626)
Receive	3-Month USD-LIBOR	2.250%	12/21/46	CITI	USD	200,000	33,065
Receive	3-Month USD-LIBOR	2.500%	12/16/25	CITI	USD	200,000	8,122
Pay	3-Month ZAR-SAJIBOR	8.500%	3/15/27	CITI	ZAR	5,200,000	10,614
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	CITI	ZAR	15,700,000	52,478
Receive	6-Month EURIBOR	0.000%	9/20/19	CITI	EUR	6,100,000	(8,474)
Pay	6-Month EURIBOR	0.250%	9/20/22	CITI	EUR	19,900,000	113,902
Pay	6-Month EURIBOR	1.000%	9/20/27	CITI	EUR	2,100,000	34,643
Receive	6-Month EURIBOR	1.500%	3/21/48	CITI	EUR	1,550,000	(34,755)
Pay	6-Month GBP-LIBOR	0.500%	3/15/19	CITI	GBP	1,100,000	(4,146)
Pay	6-Month GBP-LIBOR	0.750%	9/20/19	CITI	GBP	20,700,000	33,508
Pay	6-Month GBP-LIBOR	1.000%	9/20/22	CITI	GBP	2,600,000	6,548
Receive	6-Month GBP-LIBOR	1.500%	9/20/27	CITI	GBP	5,500,000	(87,886)
Receive	6-Month GBP-LIBOR	1.750%	3/21/48	CITI	GBP	750,000	(37,450)
Pay	6-Month JPY-LIBOR	0.000%	9/20/26	CITI	JPY	30,000,000	33,375
Pay	6-Month JPY-LIBOR	0.150%	3/22/18	CITI	JPY	2,310,000,000	53,025
Pay	6-Month JPY-LIBOR	0.300%	3/18/26	CITI	JPY	2,180,000,000	921,617
Receive	6-Month JPY-LIBOR	0.500%	9/18/22	CITI	JPY	430,000,000	41,155
Pay	6-Month JPY-LIBOR	1.500%	6/19/33	CITI	JPY	150,000,000	105,829
Receive	6-Month JPY-LIBOR	1.500%	12/20/44	CITI	JPY	100,000,000	(104,028)
Receive	6-Month JPY-LIBOR	1.500%	12/21/45	CITI	JPY	30,000,000	65,523

							$2,211,244

At February 28, 2017, International Fixed Income Fund held the following OTC Volatility Swap Contracts:

Pay /Receive Volatility*	Reference Obligation	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	EUR vs. CHF spot exchange rate	8.500%	3/22/17	DUB	CHF 400,000	$17,461	$—	$17,461
Pay	EUR vs. CHF spot exchange rate	8.150%	3/30/17	DUB	CHF 200,000	7,924	—	7,924
Receive	USD vs. CHF spot exchange rate	10.300%	3/22/17	DUB	CHF 400,000	(8,404)	—	(8,404)
Receive	USD vs. CHF spot exchange rate	10.050%	3/30/17	DUB	CHF 200,000	(3,854)	—	(3,854)

						$13,127	$—	$13,127

*	Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2017, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues and Indexes—Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 2/28/17 (2)	Notional Amounts (3)	Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC, BBB-	(1.000)%	6/20/21	JPM	1.498%	EUR 600,000	$12,187	$34,494	$(22,307)
Cleveland Electric, BBB-	(0.940)%	6/20/17	RBS	0.100%	USD 1,000,000	(4,459)	—	(4,459)
HSBC Bank PLC, AA-	(1.000)%	12/20/21	BNP	1.339%	EUR 100,000	1,496	2,283	(787)
HSBC Bank PLC, AA-	(1.000)%	12/20/21	GSC	1.339%	EUR 300,000	4,487	6,797	(2,310)
HSBC Bank PLC, AA-	(1.000)%	6/20/21	JPM	1.236%	EUR 500,000	4,295	9,861	(5,566)
HSBC Bank PLC, AA-	(1.000)%	12/20/21	JPM	1.339%	EUR 500,000	7,478	12,320	(4,842)
Intesa Sanpaolo SpA, BBB-	(1.000)%	3/20/26	SOG	3.331%	USD 200,000	32,842	28,968	3,874
Mariott International Inc., BBB	(1.490)%	6/20/18	BOA	0.114%	USD 1,000,000	(20,965)	—	(20,965)
Markit iTraxx Europe Sub Financials Series 26 5-Year Index	(1.000)%	12/20/21	BNP	2.100%	EUR 700,000	35,951	45,379	(9,428)
UBS AG/Stamford CT, BBB+	(1.000)%	6/20/24	BNP	1.640%	USD 400,000	15,814	22,279	(6,465)
UST Inc., A-	(0.720)%	3/20/18	GSC	0.073%	USD 500,000	(4,137)	—	(4,137)

						$84,989	$162,381	$(77,392)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 2/28/17 (2)	Notional Amounts (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Barclays Bank PLC, BBB-	1.000%	6/20/17	BNP	0.417%	EUR 400,000	$1,605	$(4,230)	$5,835
Barclays Bank PLC, A-	1.000%	6/20/21	GSC	0.675%	EUR 200,000	3,379	—	3,379
Royal Bank Of Scotland PLC, BBB+	1.000%	12/20/17	BNP	0.460%	EUR 100,000	677	260	417

						$5,661	$(3,970)	$9,631

Centrally Cleared—Credit Default Swaps on Corporate and Sovereign Issues and Indexes—Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at 2/28/17 (2)	Notional Amounts (3)	Unrealized Appreciation/ (Depreciation)
Altria Group Inc., A-	(1.000%	)	12/20/20	CITI	0.222%	USD 500,000	$(810)
Basf Se, A	(1.000%	)	12/20/20	CITI	0.287%	EUR 100,000	(226)
Bat International Finance PLC, BBB+	(1.000%	)	12/20/20	CITI	0.467%	EUR 200,000	(338)
Bayer AG, A-	(1.000%	)	12/20/20	CITI	0.366%	EUR 200,000	(985)
Koninklijke Dsm NV, A-	(1.000%	)	12/20/20	CITI	0.277%	EUR 300,000	121
Markit CDX North America Investment Grade Series 27 5-Year Index	(1.000%	)	12/20/21	CITI	0.623%	USD 10,800,000	(38,205)
Markit iTraxx Europe Senior Financials Series 25 5-Year Index	(1.000%	)	6/20/21	CITI	0.847%	EUR 4,900,000	12,786
Markit iTraxx Europe Series 26 5-Year Index	(1.000%	)	12/20/21	CITI	0.728%	EUR 56,100,000	(20,094)
Pfizer Inc., AA	(1.000%	)	12/20/20	CITI	0.284%	USD 300,000	184
Reynolds American Inc., BBB	(1.000%	)	12/20/20	CITI	0.228%	USD 500,000	(437)
Teliasonera AB, A-	(1.000%	)	12/20/20	CITI	0.442%	EUR 100,000	(51)
United Utilities PLC, BBB-	(1.000%	)	12/20/20	CITI	0.616%	EUR 200,000	(33)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at 2/28/17 (2)	Notional Amounts (3)	Unrealized Appreciation/ (Depreciation)
Unitedhealth Group Inc., A+	(1.000%	)	12/20/20	CITI	0.215%	USD 300,000	$(1,055)
Veolia Environnement SA, BBB	(1.000%	)	12/20/20	CITI	0.567%	EUR 100,000	535

							$(48,608)

Centrally Cleared—Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 2/28/17 (2)	Notional Amounts (3)		Unrealized Appreciation
Shell International Finance BV, A	1.000%	12/20/26	CITI	1.175%	EUR	200,000	$2,891
Tesco PLC, BB+	1.000%	12/20/20	CITI	1.273%	EUR	800,000	21,184
Tesco PLC, BB+	1.000%	6/20/21	CITI	1.496%	EUR	300,000	7,626
Tesco PLC, BB+	1.000%	6/20/22	CITI	1.819%	EUR	700,000	11,639

							$43,340

At February 28, 2017, International Fixed Income Fund held the following OTC Cross Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amounts of Currency Received (6) amounts below are in (000’s)	Notional Amounts of Currency Delivered (6) amounts below are in (000’s)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.420% based on the notional amount of currency delivered	3/15/27	BNP	USD 3,672	EUR 3,400	$(88,565)	$(37,570)	$(50,995)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency delivered	11/24/18	BOA	USD 2,595	CAD 3,400	(34,766)	(14,083)	(20,683)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/15/19	BOA	USD 5,838	GBP 4,100	(748,660)	11,465	(760,125)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amounts of Currency Received (6) amounts below are in (000’s)	Notional Amounts of Currency Delivered (6) amounts below are in (000’s)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/15/19	CITI	USD 3,018	GBP 2,500	$85,451	$11,875	$73,576
Floating rate equal to 3-Month JPY-LIBOR less 0.771% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	1/23/19	DUB	JPY 80,000	USD 698	(12,183)	—	(12,183)
Floating rate equal to 3-Month JPY-LIBOR less 0.775% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	1/23/19	DUB	JPY 470,000	USD 4,098	(71,189)	—	(71,189)
Floating rate equal to 3-Month EURIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CHF-LIBOR less 0.008% based on the notional amount of currency delivered	6/21/19	DUB	EUR 2,059	CHF 2,200	9,874	1,021	8,853
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency delivered	10/13/26	DUB	USD 1,830	GBP 1,500	29,634	(225)	29,859
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.420% based on the notional amount of currency delivered	3/15/27	DUB	USD 540	EUR 500	(13,024)	(425)	(12,599)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency delivered	11/24/18	GSC	USD 8,519	CAD 11,300	(8,269)	(20,501)	12,232

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amounts of Currency Received (6) amounts below are in (000’s)	Notional Amounts of Currency Delivered (6) amounts below are in (000’s)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/15/19	GSC	USD 6,102	GBP 4,300	$(764,625)	$(649,301)	$(115,324)
Floating rate equal to 3-Month EURIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CHF-LIBOR less 0.008% based on the notional amount of currency delivered	6/21/19	GSC	EUR 3,370	CHF 3,600	16,158	(1,326)	17,484
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.420% based on the notional amount of currency delivered	3/15/27	GSC	USD 216	EUR 200	(5,210)	(10)	(5,200)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/15/19	RBS	USD 3,122	GBP 2,200	(391,203)	(377,850)	(13,353)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.054% based on the notional amount of currency delivered	10/13/26	RBS	USD 610	GBP 500	9,815	(750)	10,565
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/15/19	SOG	USD 1,561	GBP 1,100	(195,602)	(183,425)	(12,177)

						$(2,182,364)	$(1,261,105)	$(921,259)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(6) The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At February 28, 2017, International Fixed Income Fund deposited cash collateral with brokers in the amount of $3,821,000 for open centrally cleared swap contracts.

At February 28, 2017, International Fixed Income Fund had cash collateral from brokers in the amount of $1,060,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	BOA	— Bank of America
CHF	— Swiss Franc	CITI	— Citigroup Global Markets Inc.
DKK	— Danish Krone	CSFB	— Credit Suisse Securities (USA) LLC
EUR	— Euro	DUB	— Deutsche Bank AG
GBP	— British Pound	GSC	— Goldman Sachs & Co.
JPY	— Japanese Yen	HSBC	— HSBC Bank USA
MXN	— Mexican Peso	JPM	— JPMorgan Chase & Co.
NOK	— Norwegian Krone	RBS	— Royal Bank of Scotland PLC
NZD	— New Zealand Dollar	SCB	— Standard Chartered Bank
PLN	— Polish Zloty	SOG	— Societe Generale SA
SEK	— Swedish Krona	UBS	— UBS Securities LLC
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS — 91.9%
California — 16.5%
$1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	$1,244,430
1,500,000	AA-	California State University, Revenue Bonds, Systemwide, Series A, 4.000% due 11/1/37	1,546,410
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, 5.500% due 8/15/26	1,183,885
2,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	2,269,080
2,000,000	A3(b)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	1,976,520
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,661,640

		Total California	9,881,965

Colorado — 12.7%
1,435,000	AA	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,643,563
		Colorado Health Facilities Authority, Revenue Bonds:
1,000,000	A-	Catholic Health Initiatives, Series A, 5.250% due 2/1/31	1,065,680
1,500,000	AA-	Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,628,880
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,199,110
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,039,780

		Total Colorado	7,577,013

District of Colombia — 2.9%
1,500,000	AAA	District of Columbia, Revenue Bonds, Income Tax Revenue, Series A, 5.000% due 12/1/28	1,720,245

Florida — 1.8%
1,000,000	A+	City of Jacksonville, FL, Revenue Bonds, Better Jacksonville, Prerefunded 10/1/18 @ 100, 5.000% due 10/1/21(a)	1,063,920

Illinois — 8.9%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA+	Advocate Health Care, 4.000% due 6/1/47	1,219,983
1,000,000	A	Bradley University Projects, Series A, XLCA-Insured, 5.000% due 8/1/34	1,011,120
600,000	A	DePaul University, 5.000% due 10/1/36	660,372
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,205,978
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,221,100

		Total Illinois	5,318,553

Massachusetts — 5.2%
1,000,000	AA+	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,263,340
700,000	BBB+	Massachusetts Development Finance Agency, Emerson College, Series A, 5.000% due 1/1/34	777,371
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Northeastern University, Series R, 5.000% due 10/1/28	1,055,490

		Total Massachusetts	3,096,201

New Jersey — 2.7%
1,340,000	A2(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,611,363

North Carolina — 3.6%
2,000,000	AAApre(c)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/26(a)	2,146,020

Oregon — 2.6%
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,547,189

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
Pennsylvania — 3.7%
$2,000,000	A+	Monroeville Finance Authority, University of Pittsburgh Medical Centre, Revenue Bonds, Series B, 5.000% due 7/1/39	$2,181,900

South Carolina — 3.0%
1,535,000	Aa3(b)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,779,802

South Dakota — 2.6%
1,500,000	Aa2(b)	City of Sioux Falls, SD, Sales Tax, Revenue Bonds, Series A-1, NPFG-Insured, 4.750% due 11/15/36	1,534,635

Tennessee — 3.7%
690,000	BBB+	Knox County Health Educational & Housing Facility Board, Revenue Bonds, University Health Systems, 5.250% due 4/1/36	692,450
1,515,000	Aa2(b)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,523,605

		Total Tennessee	2,216,055

Texas — 10.6%
1,000,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/30	1,244,220
2,000,000	AA	Round Rock, TX, Independent School District, GO, 5.000% due 8/1/33	2,114,220
1,000,000	AA	Texas State Technical College, Revenue Bonds, AGM-Insured, 4.000% due 10/15/33	1,038,840
1,575,000	AAA	Texas Transportation Commission State Highway Fund, Revenue Bonds, 5.250% due 4/1/26	1,944,952

		Total Texas	6,342,232

Utah — 3.8%
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, 5.000% due 12/1/44	2,252,840

Washington — 2.7%
1,500,000	A	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Series A, 5.000% due 11/1/18	1,595,235

Wisconsin — 4.9%
1,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	1,682,235
1,300,000	A+	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,265,212

		Total Wisconsin	2,947,447

		TOTAL MUNICIPAL BONDS (Cost — $51,954,544)	54,812,615

SHORT-TERM INVESTMENTS — 7.6%
TIME DEPOSITS — 7.6%
3,351,657		Banco Santander SA — Frankfurt, 0.270% due 3/1/17	3,351,657
1,213,879		BNP Paribas — Paris, 0.270% due 3/1/17	1,213,879

		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,565,536)	4,565,536

		TOTAL INVESTMENTS — 99.5% (Cost — $56,520,080#)	59,378,151

		Other Assets in Excess of Liabilities — 0.5%	278,986

		TOTAL NET ASSETS — 100.0%	$59,657,137

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Rating by Fitch Ratings Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation
AMBAC	— American Bond Assurance Corporation
FGIC	— Financial Guarantee Insurance Company
GO	— General Obligation
NPFG	— National Public Finance Guarantee Corporation
PSF - GTD	— Permanent School Fund Guaranteed
XLCA	— XL Capital Assurance Incorporation

See pages 221-222 for definitions of ratings.

Summary of Investments by Industry^
Education	35.9%
Health Care Providers & Services	23.0
General Obligation	9.4
Transportation	8.2
Power	3.6
Airport	2.8
Utilities	2.8
Single Family Housing	2.6
Water and Sewer	2.0
Development	2.0
Short-Term Investments	7.7

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 103.3%
			U.S. Treasury Inflation Indexed Bonds:
$12,872,342			2.375% due 1/15/25	$14,972,310
194,627			2.000% due 1/15/26(a)	222,746
13,434,480			3.625% due 4/15/28	18,035,145
13,696,532			2.500% due 1/15/29	16,925,078
4,468,080			2.125% due 2/15/40	5,704,777
210,022			0.625% due 2/15/43(a)	198,337
6,681,749			1.375% due 2/15/44	7,499,153
615,162			0.750% due 2/15/45	597,070
5,950,610			1.000% due 2/15/46	6,156,275
200,032			0.875% due 2/15/47	200,851
			U.S. Treasury Inflation Indexed Notes:
11,457,507			0.125% due 4/15/18	11,627,330
4,203,828			0.125% due 4/15/19(b)	4,287,497
25,980,192			0.125% due 4/15/20(b)	26,477,999
2,612,638			1.250% due 7/15/20	2,779,930
8,740,189			0.125% due 4/15/21	8,867,795
26,149,250			0.125% due 1/15/23(b)	26,292,051
5,643,674			0.375% due 7/15/23	5,771,040
203,358			0.125% due 7/15/24(a)	203,030
1,641,121			0.250% due 1/15/25	1,638,379
590,486			0.375% due 7/15/25	596,169
6,340,339			0.625% due 1/15/26	6,504,034
151,083			0.125% due 7/15/26(a)	148,595
			U.S. Treasury Notes:
4,500,000			1.750% due 11/30/21(b)	4,476,271
100,000			2.125% due 12/31/21(a)	101,090

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $167,339,562)	170,282,952

SOVEREIGN BONDS — 5.7%
Brazil — 3.9%
21,300,000	BRL	Ba2(c)	Brazil Letras do Tesouro Nacional, zero coupon, due 10/1/17	6,452,966

New Zealand — 0.5%
970,000	NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	716,611

United Kingdom — 1.3%
			United Kingdom Gilt Inflation Linked Bonds:
396,652	GBP	Aa1u(c)	0.125% due 3/22/24	580,009
599,894	GBP	Aa1u(c)	0.125% due 3/22/26	898,628
196,861	GBP	Aa1u(c)	0.125% due 3/22/46	401,585
92,303	GBP	Aa1u(c)	0.125% due 11/22/65	268,329

			Total United Kingdom	2,148,551

			TOTAL SOVEREIGN BONDS (Cost — $9,241,136)	9,318,128

CORPORATE BONDS & NOTES — 3.8%
Automobiles — 0.5%
800,000		BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.492% due 11/20/17(d)(e)	798,452

Banks — 1.8%
			CIT Group Inc., Senior Unsecured Notes:
100,000		BB+	4.250% due 8/15/17	101,215
300,000		BB+	3.875% due 2/19/19	307,689

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Banks — 1.8% — (continued)
$700,000		BBB+	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21(e)	$708,652
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	160,093
2,200,000	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 2.000% due 4/1/18	322,196
			Realkredit Danmark AS, Covered Notes:
1,300,000	DKK	AAA	1.000% due 4/1/17	187,007
400,000	DKK	AAA	2.000% due 4/1/17	57,938
700,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 2.504% due 11/24/17(d)	705,201
400,000		Aaa(c)	Toronto-Dominion Bank (The), Covered Notes, 2.250% due 3/15/21(e)	398,928

			Total Banks	2,948,919

Consumer Finance — 0.1%
200,000		B+	Navient Corp., Senior Unsecured Notes, 5.500% due 1/15/19	207,000

Diversified Financial Services — 0.8%
600,000		BBB-	International Lease Finance Corp., Senior Unsecured Notes, 6.250% due 5/15/19	652,518
700,000		B	Springleaf Finance Corp., Company Guaranteed Notes, 5.250% due 12/15/19	706,125

			Total Diversified Financial Services	1,358,643

Electric Utilities — 0.1%
100,000		BBB+	E.ON International Finance BV, Company Guaranteed Notes, 5.800% due 4/30/18(e)	104,651

Food Products — 0.0%
100,000		A-	Wesfarmers Ltd., Company Guaranteed Notes, 1.874% due 3/20/18(e)	100,055

Media — 0.1%
100,000		BBB-	Time Warner Cable LLC, Senior Secured Notes, 6.750% due 7/1/18	106,214

Metals & Mining — 0.0%
100,000		BBB+	Goldcorp Inc., Senior Unsecured Notes, 2.125% due 3/15/18	100,412

Oil, Gas & Consumable Fuels — 0.3%
400,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 8.375% due 5/23/21	447,120

Transportation Infrastructure — 0.1%
100,000	EUR	NR	Hellenic Railways Organization SA, Government Guaranteed Notes, 4.028% due 3/17/17	105,696

			TOTAL CORPORATE BONDS & NOTES (Cost — $6,194,939)	6,277,162

MORTGAGE-BACKED SECURITIES — 3.7%
FNMA — 3.7%
			Federal National Mortgage Association (FNMA):
3,000,000			3.500% due 4/1/47(f)	3,069,620
3,000,000			3.000% due 5/1/47(f)	2,969,621

			TOTAL MORTGAGE-BACKED SECURITIES (Cost — $6,015,000)	6,039,241

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
7,659		BBB+	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.852% due 9/25/45(d)	7,601
100,493		AAA	Banc of America Funding Trust, Series 2005-B, Class 3A1B, 1.089% due 4/20/35(d)	97,245
50,002		BBB+	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 3.057% due 5/25/33(d)	50,006
14,224		B-	Citigroup Mortgage Loan Trust Inc., Series 2004-HYB2, Class 2A, 3.506% due 3/25/34(d)	14,174
200,000		NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(e)	200,000
948		AAA(g)	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 28A1, 3.249% due 8/27/37(d)(e)	950
8,223		AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 1.119% due 6/20/35(d)	7,903
124,291		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.418% due 7/25/45(d)	105,592
31,264		AA+	MRFC Mortgage Pass Through Trust, Series 2000-TBC2, Class A1, 1.250% due 6/15/30(d)	29,966

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2% — (continued)
$217,770		NR	NYMT Residential, Series 2016-RP1A, Class A, step bond to yield, 4.000% due 3/25/21(e)	$217,723
600,000		B-	RASC Trust, Series 2006-KS3, Class M1, 1.108% due 4/25/36(d)	529,211
756,927		B	Sequoia Mortgage Trust, Series 6, Class A, 1.421% due 4/19/27(d)	712,790
650,000		B-	Specialty Underwriting & Residential Finance Trust, Series 2005-AB1, Class M2, 1.453% due 3/25/36(d)	611,076
350,944		BBB	Structured Asset Investment Loan Trust, Series 2003-BC13, Class 1A3, 1.778% due 11/25/33(d)	326,327
736,294		NR	US Residential Opportunity Fund III Trust, Series 2016-1III, Class A, step bond to yield, 3.475% due 7/27/36(e)	734,721
456,033		NR	Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1, step bond to yield, 4.250% due 3/26/46(e)	459,624
443,563		NR	VOLT XLII LLC, Series 2016-NPL2, Class A1, step bond to yield, 4.250% due 3/26/46(e)	448,350
763,332		NR	VOLT XLV LLC, Series 2016-NPL5, Class A1, step bond to yield, 4.000% due 5/25/46(e)	768,802
			WaMu Mortgage Pass Through Certificates Trust:
24,041		Baa1(c)	Series 2002-AR2, Class A, 1.849% due 2/27/34(d)	23,694
10,412		BBB	Series 2002-AR17, Class 1A, 1.814% due 11/25/42(d)	9,745
6,200		A+	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A2, 3.123% due 5/25/34(d)	6,288

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $5,271,900)	5,361,788

ASSET-BACKED SECURITY — 0.2%
Student Loans — 0.2%
294,464		Aaa(c)	Navient Student Loan Trust, Series 2016-7A, Class A, 1.928% due 3/25/66(d)(e) (Cost — $294,464)	297,122

Notional Amounts†/ Number of Contracts
PURCHASED OPTIONS — 0.2%
United Kingdom — 0.0%
40	GBP		3-Month Sterling June Futures, Put @ GBP 98.50, expires 6/21/17, CSFB	—

United States — 0.2%
127			3-Month Eurodollar April Futures, Put @ $98.50, expires 4/13/17, CSFB	794
265			3-Month Eurodollar April Futures, Put @ $98.63, expires 4/13/17, CSFB	11,594
7,100,000			10-Year Swaption, 3-Month USD-LIBOR, Put @ 2.765%, expires 7/16/18, JPM	183,578
800,000			30-Year Swaption, 3-Month USD-LIBOR, Call @ 2.150%, expires 6/15/18, DUB	24,926
800,000			30-Year Swaption, 3-Month USD-LIBOR, Put @ 2.150%, expires 6/15/18, DUB	108,153

			Total United States	329,045

			TOTAL PURCHASED OPTIONS (Cost — $260,118)	329,045

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $194,617,119)	197,905,438

Face Amount†
SHORT-TERM INVESTMENTS — 3.1%
REPURCHASE AGREEMENTS — 2.7%
1,800,000			Goldman Sachs & Co. repurchase agreement dated 2/28/17, 0.600% due 3/1/17, Proceeds at maturity - $1,800,030; (Fully collateralized by Federal National Mortgage Association (FNMA), 4.000%, due 1/1/41; Market Valued - $1,861,043)(h)	1,800,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount†		Security	Value
REPURCHASE AGREEMENTS — 2.7% — (continued)
$2,700,000		Nomura Securities International Inc. repurchase agreement dated 2/28/17, 0.600% due 3/1/17, Proceeds at maturity - $2,700,045; (Fully collateralized by U.S. Treasury Bond, 3.750%, due 11/15/43; Market Valued - $2,743,906)(h)	$2,700,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $4,500,000)	4,500,000

TIME DEPOSITS — 0.4%
		BBH — Grand Cayman:
3,126	DKK	(0.700)% due 3/1/17	445
12,502	EUR	(0.578)% due 3/1/17	13,245
1,959,786	JPY	(0.200)% due 3/1/17	17,452
158	NZD	1.050% due 3/1/17	114
29,966	GBP	Citibank — London, 0.050% due 3/1/17	37,185
595,731		JPMorgan Chase & Co. — New York, 0.270% due 3/1/17	595,731

		TOTAL TIME DEPOSITS (Cost — $664,172)	664,172

		TOTAL SHORT-TERM INVESTMENTS (Cost — $5,164,172)	5,164,172

		TOTAL INVESTMENTS — 123.2% (Cost — $199,781,291#)	203,069,610

		Liabilities in Excess of Other Assets — (23.2)%	(38,299,671)

		TOTAL NET ASSETS — 100.0%	$164,769,939

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	All or portion of this security is held at the broker as collateral for open OTC derivative instruments.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2017.
(e)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(f)	This security is traded on a TBA basis (see Note 1).
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
OTC	— Over The Counter
PLC	— Public Limited Company

Summary of Investments by Security Type^
U.S. Government Obligations	83.9%
Sovereign Bonds	4.6
Corporate Bonds & Notes	3.1
Mortgage-Backed Securities	3.0
Collateralized Mortgage Obligations	2.6
Purchased Options	0.2
Asset-Backed Security	0.1
Short-Term Investments	2.5

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Schedule of Options Contracts Written

Notional Amounts/ Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price		Value
United Kingdom
40	GBP	3- Month Sterling June Futures, Put	CSFB	6/21/17		$98.00	$—
United States
437,000		OTC U.S. Dollar versus Brazilian Real, Call	DUB	4/7/17	BRL	3.29	1,983
800,000		OTC U.S. Dollar versus Mexican Peso, Call	JPM	3/30/17	MXN	20.50	6,343
313,000		OTC U.S. Dollar versus Mexican Peso, Call	DUB	4/6/17	MXN	21.71	486
412,000		OTC U.S. Dollar versus Mexican Peso, Call	HSBC	4/6/17	MXN	21.71	640
14		U.S. Treasury 10-Year Note June Futures, Put	CSFB	5/26/17		122.50	7,000
28		U.S. Treasury 10-Year Note June Futures, Call	CSFB	5/26/17		124.50	36,750

		Total United States					53,202

		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $79,020)					$53,202

During the period ended February 28, 2017, options contracts written transactions for Inflation-Linked Fixed Income Fund were as follows:

	Notional Amounts/ Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2016	$3,361,056	$33,665
Options written	8,832,181	148,311
Options closed	(4,850,155)	(69,087)
Options expired	(5,381,000)	(33,869)

Options contracts written, outstanding at February 28, 2017	$1,962,082	$79,020

Schedule of Reverse Repurchase Agreements

Face Amounts	Security	Value
	JPMorgan Chase & Co.:
$1,470,000	0.630% due 3/1/17	$1,470,000
4,145,000	0.930% due 3/8/17	4,145,000
20,708,125	0.770% due 4/17/17	20,708,125
	Merrill Lynch & Pierce, Fenner & Smith Inc.:
7,582,875	0.820% due 4/3/17	7,582,875

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $33,906,000)	$33,906,000

For the period ended February 28, 2017, the average borrowing and interest rate under the reverse repurchase agreements were $46,712,116 and 0.772%, respectively.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2017, Inflation-Linked Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bund June Futures	8	6/17	$1,379,847	$18,645
U.S. Treasury 10-Year Note June Futures	138	6/17	17,191,781	59,297

				77,942

Contracts to Sell:
Euro-Bobl March Futures	22	3/17	3,140,125	(54,305)
Japan Government 10-Year Bond March Futures	3	3/17	4,022,797	(11,933)
U.S. Treasury 2-Year Note June Futures	122	6/17	26,401,563	(17,142)
U.S. Treasury 5-Year Note June Futures	84	6/17	9,887,063	(13,122)
United Kingdom Treasury 10-Year Gilt June Futures	8	6/17	1,263,038	(22,435)

				(118,937)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts				$(40,995)

At February 28, 2017, Inflation-Linked Fixed Income Fund had deposited cash of $183,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At February 28, 2017, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Brazilian Real	1,357,870	HSBC	$436,741	3/2/17	$12,234
Brazilian Real	506,589	HSBC	162,937	3/2/17	(2,075)
Brazilian Real	8,900,000	BNP	2,839,056	4/4/17	78,535
Brazilian Real	8,700,000	BNP	2,775,257	4/4/17	130,880
Brazilian Real	5,000,000	JPM	1,594,975	4/4/17	62,878
Brazilian Real	3,700,000	JPM	1,180,282	4/4/17	33,883
Euro	1,010,000	HSBC	1,069,993	3/2/17	(3,245)
Euro	115,000	JPM	121,831	3/2/17	(651)
Euro	2,865,000	SCB	3,035,179	3/2/17	(29,955)
Indian Rupee	28,950,187	HSBC	430,844	4/20/17	9,383
Singapore Dollar	558,116	JPM	398,352	3/17/17	4,352

					296,219

Contracts to Sell:
Brazilian Real	1,864,459	HSBC	599,678	3/2/17	(15,629)
Brazilian Real	1,900,000	BNP	606,091	4/4/17	(65,904)
Brazilian Real	2,800,000	BNP	893,186	4/4/17	(89,904)
Brazilian Real	506,589	HSBC	161,599	4/4/17	1,998
Brazilian Real	21,600,000	JPM	6,890,293	4/4/17	(699,141)
Brazilian Real	5,800,000	BNP	1,775,849	10/3/17	(48,450)
Brazilian Real	6,100,000	BNP	1,867,703	10/3/17	(88,240)
Brazilian Real	5,500,000	JPM	1,683,994	10/3/17	(66,347)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Brazilian Real	3,900,000	JPM	$1,194,105	10/3/17	$(33,909)
British Pound	2,140,000	BNP	2,655,525	3/2/17	23,443
British Pound	157,000	HSBC	194,821	3/2/17	868
Chinese Offshore Renminbi	11,105,985	SCB	1,610,806	5/19/17	(6,591)
Danish Krone	1,721,000	HSBC	245,691	4/3/17	15,463
Danish Krone	2,295,000	SCB	327,635	4/3/17	6,245
Euro	4,110,000	JPM	4,354,132	3/2/17	46,560
Mexican Peso	6,283,762	BNP	310,613	4/17/17	(4,893)
New Zealand Dollar	1,086,000	JPM	782,354	3/2/17	(1,879)
Singapore Dollar	558,361	SCB	398,527	3/17/17	(13,163)

					(1,039,473)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(743,254)

At February 28, 2017, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.610%	7/7/21	CSFB	MXN 8,600,000	$(6,956)
Pay	28-Day MXN TIIE Banxico	6.750%	8/31/21	CSFB	MXN 9,200,000	(7,864)
Pay	28-Day MXN TIIE Banxico	7.030%	11/10/21	CSFB	MXN 10,500,000	(9,656)
Pay	28-Day MXN TIIE Banxico	7.380%	11/4/26	CSFB	MXN 900,000	(1,370)
Pay	28-Day MXN TIIE Banxico	7.388%	11/17/21	CSFB	MXN 1,100,000	(264)
Pay	28-Day MXN TIIE Banxico	8.035%	12/17/26	CSFB	MXN 600,000	1,509
Receive	3-Month USD-LIBOR	1.750%	12/21/26	CSFB	USD 630,000	47,608
Receive	3-Month USD-LIBOR	2.250%	12/21/46	CSFB	USD 920,000	96,272
Receive	3-Month USD-LIBOR	2.500%	2/22/26	CSFB	USD 18,130,000	503,880
Receive	6-Month GBP-LIBOR	1.500%	9/20/27	CSFB	GBP 1,600,000	(31,235)
Receive	6-Month GBP-LIBOR	1.750%	3/21/48	CSFB	GBP 970,000	(51,796)

						$540,128

At February 28, 2017, Inflation-Linked Fixed Income Fund held the following OTC Inflation Rate Swap Contracts:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Pay	5-Year EUR Inflation Linked	0.806%	4/15/21	BNP	EUR 1,000,000	$25,187	$—	$25,187
Receive	1-Year USD Inflation Linked	2.000%	4/15/17	JPM	USD 5,600,000	(31,434)	(1,750)	(29,684)
Pay	5-Year USD Inflation Linked	1.550%	7/26/21	JPM	USD 400,000	13,201	—	13,201
Pay	5-Year USD Inflation Linked	1.603%	9/12/21	JPM	USD 310,000	9,073	—	9,073
Receive	10-Year USD Inflation Linked	1.730%	7/26/26	JPM	USD 400,000	(21,664)	—	(21,664)
Receive	10-Year USD Inflation Linked	1.762%	8/30/26	JPM	USD 1,500,000	(74,199)	—	(74,199)
Receive	10-Year USD Inflation Linked	1.801%	9/12/26	JPM	USD 310,000	(14,455)	—	(14,455)

						$(94,291)	$(1,750)	$(92,541)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2017, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Unrealized Appreciation/ (Depreciation)
Receive	2-Year EUR Inflation Linked	0.830%	5/15/18	CSFB	EUR 1,100,000	$(9,122)
Pay	2-Year EUR Inflation Linked	0.883%	11/15/18	CSFB	EUR 200,000	1,827
Pay	2-Year EUR Inflation Linked	0.890%	11/15/18	CSFB	EUR 300,000	1,955
Pay	5-Year EUR Inflation Linked	0.875%	5/15/21	CSFB	EUR 800,000	13,236
Receive	10-Year EUR Inflation Linked	1.100%	8/15/26	CSFB	EUR 400,000	3,267
Receive	10-Year EUR Inflation Linked	1.178%	5/15/26	CSFB	EUR 200,000	(4,243)
Receive	10-Year EUR Inflation Linked	1.385%	12/15/26	CSFB	EUR 1,200,000	(7,914)
Receive	15-Year GBP Inflation Linked	3.140%	7/15/31	CSFB	GBP 2,900,000	46,204
Receive	15-Year GBP Inflation Linked	3.530%	10/15/31	CSFB	GBP 580,000	(3,824)
Receive	15-Year GBP Inflation Linked	3.616%	10/15/31	CSFB	GBP 380,000	5,891
Pay	30-Year GBP Inflation Linked	3.585%	10/15/46	CSFB	GBP 200,000	2,401
Pay	4-Year USD Inflation Linked	2.027%	11/23/20	CSFB	USD 700,000	4,251

						$53,929

At February 28, 2017, Inflation-Linked Fixed Income Fund held the following OTC Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 2/28/17 (2)	Notional Amounts (3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
Brazil Government International Bond, BB	1.000%	6/20/21	DUB	2.005%	USD	100,000	$(3,861)	$(8,609)	$4,748
Brazil Government International Bond, BB	1.000%	6/20/21	HSBC	2.005%	USD	800,000	(30,892)	(55,500)	24,608
Colombia Government International Bond, BBB	1.000%	6/20/21	BCLY	1.248%	USD	200,000	(1,643)	(5,674)	4,031
Colombia Government International Bond, BBB	1.000%	6/20/21	DUB	1.248%	USD	100,000	(822)	(2,856)	2,034
Colombia Government International Bond, BBB	1.000%	6/20/21	HSBC	1.248%	USD	200,000	(1,644)	(6,361)	4,717
Colombia Government International Bond, BBB	1.000%	12/20/21	HSBC	1.399%	USD	300,000	(4,832)	(10,899)	6,067
Mexico Government International Bond, BBB+	1.000%	6/20/21	DUB	1.278%	USD	200,000	(1,883)	(4,828)	2,945
Russia Government International Bond, BB+	1.000%	6/20/21	JPM	1.501%	USD	100,000	(1,855)	(6,134)	4,279

							$(47,432)	$(100,861)	$53,429

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2017, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $706,000 for open centrally cleared swap contracts.

At February 28, 2017, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $260,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
BRL	— Brazilian Real	BCLY	— Barclays Bank PLC
DKK	— Danish Krone	BNP	— BNP Paribas SA
EUR	— Euro	CSFB	— Credit Suisse Securities (USA) LLC
GBP	— British Pound	DUB	— Deutsche Bank AG
JPY	— Japanese Yen	HSBC	— HSBC Bank USA
MXN	— Mexican Peso	JPM	— JPMorgan Chase & Co.
NZD	— New Zealand Dollar	SCB	— Standard Chartered Bank

See pages 221-222 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES — 69.8%
Airlines — 0.5%
$482,976		A	Northwest Airlines Inc. Class A Pass Through Trust, Series 2007-1, Pass Thru Certificates, 7.027% due 11/1/19	$536,707
320,929		BBB+	Northwest Airlines Inc. Class G-2 Pass Through Trust, Series 2002-1, Pass Thru Certificates, 6.264% due 11/20/21	344,999

			Total Airlines	881,706

Automobiles — 1.4%
1,500,000		A-	Aviation Capital Group Corp., Senior Unsecured Notes, 4.625% due 1/31/18(a)	1,539,375
900,000		BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 3.750% due 5/11/17(a)	904,201

			Total Automobiles	2,443,576

Banks — 18.8%
			Bank of America Corp., Senior Unsecured Notes:
1,300,000		BBB+	6.875% due 4/25/18	1,375,404
1,000,000		BBB+	5.650% due 5/1/18	1,044,089
			Barclays Bank PLC, Subordinated Notes:
1,500,000		BBB-	6.050% due 12/4/17	1,546,057
900,000		BBB-	6.050% due 12/4/17(a)	927,291
400,000		BB+	7.750% due 4/10/23(b)	422,000
300,000		BBB	Barclays PLC, Senior Unsecured Notes, 2.000% due 3/16/18	300,530
2,500,000		A	BPCE SA, Company Guaranteed Notes, 1.608% due 6/23/17(b)(c)	2,503,570
			CIT Group Inc., Senior Unsecured Notes:
200,000		BB+	4.250% due 8/15/17	202,430
1,200,000		BB+	5.250% due 3/15/18	1,241,556
200,000		BB+	5.000% due 5/15/18(a)	202,650
800,000		BB+	5.500% due 2/15/19(a)	845,000
357,000		BBB-(d)	Cooperatieve Rabobank UA, Junior Subordinated Notes, 8.400%(b)(e)	365,031
1,250,000		A	Credit Suisse AG, Senior Unsecured Notes, 1.700% due 4/27/18	1,250,066
2,600,000		AA	Dexia Credit Local SA, Government Liquid Guaranteed Notes, 1.598% due 3/23/18(a)(b)	2,610,026
600,000		BBB-	HBOS PLC, Subordinated Notes, 1.646% due 9/6/17(b)	599,531
300,000		A	HSBC Holdings PLC, Senior Unsecured Notes, 3.191% due 3/8/21(b)	314,925
2,000,000		A	HSBC USA Inc., Senior Unsecured Notes, 1.700% due 3/5/18(c)	2,002,014
400,000		BBB-	KBC Bank NV, Subordinated Notes, 8.000% due 1/25/23(b)	421,372
1,600,000		A	Macquarie Bank Ltd., Senior Unsecured Notes, 2.600% due 6/24/19(a)(c)	1,616,362
			Royal Bank of Scotland PLC (The), Subordinated Notes:
800,000		BB+	9.500% due 3/16/22(b)	803,145
700,000	EUR	BB+	10.500% due 3/16/22(b)	744,867
2,800,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 2.504% due 11/24/17(b)(c)	2,820,804
200,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 2.875% due 10/16/20	200,871
1,400,000		A+	Shinhan Bank, Senior Unsecured Notes, 4.375% due 7/27/17(a)	1,414,894
1,200,000		BBB+	Siam Commercial Bank PCL, Senior Unsecured Notes, 3.375% due 9/19/17(a)(f)	1,208,341
100,000		BBB-	SMFG Preferred Capital USD 3 Ltd., Junior Subordinated Notes, 9.500%(b)(e)	109,609
1,600,000		BBB+	Standard Chartered PLC, Senior Unsecured Notes, 1.291% due 9/8/17(a)(b)	1,598,723
500,000		BBB-	State Bank of India, Senior Unsecured Notes, 4.125% due 8/1/17	504,371
1,000,000		A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 1.558% due 1/11/19(b)	1,001,625
1,300,000		A+	Suncorp-Metway Ltd., Senior Unsecured Notes, 1.700% due 3/28/17(a)(c)	1,303,484
			UBS AG:
200,000		A+	Senior Unsecured Notes, 1.697% due 3/26/18(b)	200,967
200,000		BBB+	Subordinated Notes, 4.750% due 5/22/23(b)	205,563

			Total Banks	31,907,168

Building Products — 0.9%
1,400,000		BB+	USG Corp., Senior Unsecured Notes, 8.250% due 1/15/18	1,477,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Capital Markets — 2.0%
$2,285,000	BBB+	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 2.163% due 9/15/20(b)	$2,318,032
1,000,000	A-	UBS Group Funding Jersey Ltd., Company Guaranteed Notes, 2.803% due 4/14/21(a)(b)	1,039,536

		Total Capital Markets	3,357,568

Commercial Services & Supplies — 2.0%
1,500,000	A1(g)	Central Nippon Expressway Co., Ltd., Senior Unsecured Notes, 2.079% due 11/5/19	1,494,570
800,000	BBB+	ERAC USA Finance LLC, Company Guaranteed Notes, 6.375% due 10/15/17(a)	822,831
1,000,000	BBB+	HPHT Finance 15 Ltd., Company Guaranteed Notes, 2.250% due 3/17/18(f)	999,591

		Total Commercial Services & Supplies	3,316,992

Consumer Finance — 8.7%
		Ally Financial Inc.:
1,100,000	BB+	Company Guaranteed Notes, 4.750% due 9/10/18	1,139,875
300,000	BB+	Senior Unsecured Notes, 3.250% due 2/13/18	304,650
3,000,000	A	Daimler Finance North America LLC, Company Guaranteed Notes, 1.659% due 10/30/19(a)(b)(c)	3,013,713
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
900,000	BBB	2.375% due 1/16/18	905,621
2,200,000	BBB	2.009% due 1/9/20(b)	2,220,640
1,400,000	BBB	General Motors Financial Co., Inc., Company Guaranteed Notes, 4.750% due 8/15/17	1,420,565
1,300,000	A-	Hyundai Capital Services Inc., Senior Unsecured Notes, 3.500% due 9/13/17(a)	1,311,723
		Navient Corp., Senior Unsecured Notes:
300,000	B+	4.625% due 9/25/17	304,125
400,000	B+	8.450% due 6/15/18	428,500
700,000	B+	5.500% due 1/15/19	724,500
350,000	A-	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 1.961% due 3/8/19(a)(b)	354,208
1,000,000	BBB	RCI Banque SA, Senior Unsecured Notes, 3.500% due 4/3/18(a)	1,016,398
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
500,000	BBB+	1.250% due 5/23/17(a)	499,793
1,000,000	BBB+	1.423% due 5/23/17(a)(b)	1,000,016
200,000	BBB+	VW Credit Inc., Company Guaranteed Notes, 2.250% due 3/23/18	200,832

		Total Consumer Finance	14,845,159

Diversified Financial Services — 6.6%
		Bear Stearns Cos. LLC (The), Company Guaranteed Notes:
1,100,000	A-	6.400% due 10/2/17(c)	1,131,841
500,000	A-	7.250% due 2/1/18	526,189
190,000	A3(g)	4.650% due 7/2/18	197,099
1,100,000	BBB+	BOC Aviation Ltd., Senior Unsecured Notes, 2.875% due 10/10/17	1,106,323
2,100,000	BBB+	Citigroup Inc., Senior Unsecured Notes, 2.342% due 10/26/20(b)	2,140,570
		International Lease Finance Corp.:
600,000	BBB-	Senior Secured Notes, 7.125% due 9/1/18(a)	646,542
		Senior Unsecured Notes:
500,000	BBB-	8.750% due 3/15/17	525,000
400,000	BBB-	6.250% due 5/15/19	435,012
		LeasePlan Corp. NV, Senior Unsecured Notes:
800,000	BBB-	3.000% due 10/23/17(a)	805,265
200,000	BBB-	2.500% due 5/16/18(a)	200,651
1,200,000	A	Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes, 1.977% due 2/20/19(b)	1,201,690
700,000	B	Springleaf Finance Corp., Company Guaranteed Notes, 6.900% due 12/15/17	723,625
1,500,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.438% due 11/9/17(b)	1,510,516

		Total Diversified Financial Services	11,150,323

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Telecommunication Services — 1.6%
$800,000	BBB+	AT&T Inc., Senior Unsecured Notes, 1.928% due 6/30/20(b)	$810,496
200,000	BB+	Telecom Italia Capital SA, Company Guaranteed Notes, 6.999% due 6/4/18	211,750
1,700,000	BBB	Telefonica Emisiones SAU, Company Guaranteed Notes, 6.221% due 7/3/17	1,725,938

		Total Diversified Telecommunication Services	2,748,184

Electric Utilities — 1.2%
1,650,000	A-	Appalachian Power Co., Senior Unsecured Notes, 5.000% due 6/1/17	1,664,974
400,000	BBB+	Southern Co. (The), Senior Unsecured Notes, 2.950% due 7/1/23	393,963

		Total Electric Utilities	2,058,937

Energy Equipment & Services — 1.5%
900,000	BBB-	Energy Transfer Partners LP, Senior Unsecured Notes, 2.500% due 6/15/18	906,585
100,000	BBB+	FMC Technologies Inc., Senior Unsecured Notes, 2.000% due 10/1/17	99,966
1,600,000	A+	Sinopec Group Overseas Development 2012 Ltd., Company Guaranteed Notes, 2.750% due 5/17/17	1,604,034

		Total Energy Equipment & Services	2,610,585

Food and Staples Retailing — 0.6%
1,000,000	BB+	Tesco PLC, Senior Unsecured Notes, 5.500% due 11/15/17(a)	1,023,852

Health Care Providers & Services — 1.0%
1,600,000	A	Aetna Inc., Senior Unsecured Notes, 4.375% due 6/15/46	1,624,072

Hotels, Restaurants & Leisure — 0.5%
800,000	BB-	MGM Resorts International, Company Guaranteed Notes, 8.625% due 2/1/19	888,000

Household Durables — 0.4%
600,000	BBB-	DR Horton Inc., Company Guaranteed Notes, 3.625% due 2/15/18	609,000

Insurance — 1.7%
1,500,000	A	AIA Group Ltd., Senior Unsecured Notes, 1.750% due 3/13/18	1,496,488
		American International Group Inc., Senior Unsecured Notes:
700,000	BBB+	6.400% due 12/15/20	796,437
500,000	BBB+	3.300% due 3/1/21	513,224

		Total Insurance	2,806,149

Media — 3.0%
900,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 3.579% due 7/23/20	926,388
1,100,000	B+	DISH DBS Corp., Company Guaranteed Notes, 4.250% due 4/1/18	1,123,375
1,400,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 6.750% due 7/1/18	1,487,003
1,500,000	BBB-	Viacom Inc., Senior Unsecured Notes, 2.200% due 4/1/19	1,499,482

		Total Media	5,036,248

Metals & Mining — 0.9%
700,000	BBB+	Goldcorp Inc., Senior Unsecured Notes, 2.125% due 3/15/18	702,885
800,000	A+u	Minera y Metalurgica del Boleo SA de CV, Company Guaranteed Notes, 2.875% due 5/7/19	813,768

		Total Metals & Mining	1,516,653

Oil, Gas & Consumable Fuels — 8.7%
1,600,000	AA-	Chevron Corp., Senior Unsecured Notes, 1.585% due 3/3/22(b)(c)	1,605,176
1,800,000	A+	CNOOC Nexen Finance 2014 ULC, Company Guaranteed Notes, 1.625% due 4/30/17	1,800,387
500,000	A+	CNPC General Capital Ltd., Company Guaranteed Notes, 2.750% due 5/14/19	505,263
		ConocoPhillips, Company Guaranteed Notes:
1,000,000	A-	5.750% due 2/1/19	1,074,920
1,000,000	A-	1.939% due 5/15/22(b)	1,006,198
1,000,000	BBB-	Kinder Morgan Finance Co. LLC, Company Guaranteed Notes, 6.000% due 1/15/18(a)	1,036,813
1,000,000	BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 7.000% due 6/15/17	1,015,359
1,600,000	BBB+	National Grid North America Inc., Senior Unsecured Notes, 1.692% due 8/21/17(b)	1,600,544

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Oil, Gas & Consumable Fuels — 8.7% — (continued)
$500,000		BBB	ONEOK Partners LP, Company Guaranteed Notes, 2.000% due 10/1/17	$500,807
			Petroleos Mexicanos, Company Guaranteed Notes:
1,350,000		BBB+	5.750% due 3/1/18	1,402,245
400,000		BBB+	3.500% due 7/18/18	407,760
			Petronas Capital Ltd., Company Guaranteed Notes:
500,000		A-	5.250% due 8/12/19	535,475
350,000		A-	5.250% due 8/12/19(a)(f)	374,833
1,400,000		BBB-	Pioneer Natural Resources Co., Senior Unsecured Notes, 6.650% due 3/15/17	1,449,066
400,000		BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 5.900% due 4/1/17(a)	411,556

			Total Oil, Gas & Consumable Fuels	14,726,402

Pharmaceuticals — 3.3%
1,600,000		BBB	Actavis Funding SCS, Company Guaranteed Notes, 2.033% due 3/12/18(b)	1,610,660
1,300,000		BBB-	Baxalta Inc., Company Guaranteed Notes, 1.776% due 6/22/18(b)	1,301,621
1,500,000		A-	Bayer US Finance LLC, Company Guaranteed Notes, 1.285% due 10/6/17(a)(b)(c)	1,498,221
1,200,000		BBB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 1.400% due 7/20/18	1,192,633

			Total Pharmaceuticals	5,603,135

Technology Hardware, Storage & Peripherals — 2.1%
1,200,000		BBB-	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes, 3.480% due 6/1/19(a)	1,227,793
500,000		BB-	EMC Corp., Senior Unsecured Notes, 1.875% due 6/1/18	498,149
1,900,000		BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 2.450% due 10/5/17	1,918,002

			Total Technology Hardware, Storage & Peripherals	3,643,944

Tobacco — 1.7%
1,640,000		BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 2.050% due 2/11/18(a)	1,644,612
1,300,000		BBB	Reynolds American Inc., Company Guaranteed Notes, 2.300% due 6/12/18	1,309,500

			Total Tobacco	2,954,112

Transportation Infrastructure — 0.2%
400,000		BBB-	Asciano Finance Ltd., Company Guaranteed Notes, 5.000% due 4/7/18(a)(f)	410,406

Wireless Telecommunication Services — 0.5%
800,000		B	Sprint Communications Inc., Senior Unsecured Notes, 8.375% due 8/15/17	823,000

			TOTAL CORPORATE BONDS & NOTES (Cost — $117,863,356)	118,462,171

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.2%
133,275		AAA	American Home Mortgage Investment Trust, Series 2004-4, Class 2A1, 1.358% due 2/25/45(b)	131,854
360,410		AAA	AMMC CLO X Ltd., Series 2012-10A, Class A, 2.505% due 4/11/22(a)(b)	360,850
1,200,000		AAA	Ares XXV CLO Ltd., Series 2012-3A, Class AR, 2.243% due 1/17/24(a)(b)	1,201,906
1,000,000		AAA	BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 1.990% due 1/15/28(a)(b)	1,003,865
400,000		Aaa(g)	Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 2.200% due 11/15/33(a)(b)	400,729
1,408,275		AA+	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 1.438% due 9/25/34(b)	1,354,911
1,000,000		AAA	Cent CLO Ltd., Series 2013-19A, Class A1A, 2.369% due 10/29/25(a)(b)	1,001,082
956,973		A+	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4FL, 1.062% due 12/10/49(a)(b)	952,922
398,874		Aaa(g)	Colony Starwood Homes Trust, Series 2016-1A, Class A, 2.272% due 7/17/33(a)(b)	404,935
400,000		NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(a)	400,000
648,876	EUR	AAA	Dryden 27 Euro CLO BV, Series 2013-27A, Class A1BR, 0.763% due 12/9/25(a)(b)	687,496
550,000		A	Eagle I Ltd., Series 2014-1A, Class A1, 2.570% due 12/15/39(a)(f)	545,758
1,200,000		AAA	Finn Square CLO Ltd., Series 2012-1A, Class A1R, 2.207% due 12/24/23(a)(b)	1,204,713
304,208		AAA	Flatiron CLO Ltd., Series 2011-1A, Class A, 2.573% due 1/15/23(a)(b)	304,706

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.2% — (continued)
$388,180		AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 1.179% due 8/19/34(b)	$380,878
1,000,000		AAA	Fortress Credit BSL Ltd., Series 2013-1A, Class A, 2.205% due 1/19/25(a)(b)	1,004,389
393,982		NR	GCAT LLC, Series 2016-1, Class A1, step bond to yield, 4.500% due 3/25/21(a)	397,015
2,811,148		NR	Government National Mortgage Association (GNMA), Series 2016-H06, Class FD, 1.692% due 7/20/65(b)	2,826,430
365,469		AAA	JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class A, 2.203% due 4/30/23(a)(b)	365,707
1,200,000		Aaae(g)	JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class AR, 0.000% due 10/17/25(a)(b)(f)	1,200,000
800,000		AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 2.326% due 4/20/26(a)(b)	802,800
582,185		AA	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A1A, 5.665% due 4/15/49(b)(h)	583,338
			Palmer Square Loan Funding Ltd.:
573,021		AAA	Series 2016-2A, Class A1, 2.391% due 6/21/24(a)(b)	573,722
800,000		AAA	Series 2016-3A, Class A1, 2.113% due 1/15/25(a)(b)	799,986
973,655		AAA	RBSSP Resecuritization Trust, Series 2009-12, Class 16A1, 3.104% due 10/25/35(a)(b)	987,127
417,705		AAA	Shackleton II CLO Ltd., Series 2012-2A, Class A1R, 2.240% due 10/20/23(a)(b)	418,211
369,154		NR	Stanwich Mortgage Loan Co., Series 2016-NPA1, Class , 3.844% due 10/16/46(a)(b)	367,558
934,286		AAA	Telos CLO Ltd., Series 2016-7A, Class A, 2.673% due 4/17/25(a)(b)	935,349
600,000		Aaa(g)	Tralee CLO III Ltd., Series 2014-3A, Class A1R, 2.480% due 7/20/26(a)(b)	600,275
374,301		AAA	Venture X CLO Ltd., Series 2012-10A, Class AR, 2.080% due 7/20/22(a)(b)	374,601
760,054		NR	Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1, step bond to yield, 4.250% due 3/26/46(a)	766,040
1,372,956		NR	VOLT XLVIII LLC, Series 2016-NPL8, Class A1, step bond to yield, 3.500% due 7/25/46(a)	1,372,329
1,300,000		A+	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A4FL, 0.947% due 6/15/49(a)(b)	1,294,973
1,519,453		AA	WaMu Mortgage Pass Through Certificates Trust, Series 2005-AR13, Class A1A1, 1.068% due 10/25/45(b)	1,480,784

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $27,327,086)	27,487,239

SOVEREIGN BONDS — 9.4%
Japan — 5.4%
130,000,000	JPY	A1(g)	Fukuoka Prefecture, 0.180% due 7/27/17	1,158,580
500,000		A+	Japan Bank for International Cooperation, 1.624% due 2/24/20(b)	499,916
			Japan Finance Organization for Municipalities:
200,000,000	JPY	A+	1.770% due 12/20/17	1,806,111
3,000,000		A+	2.500% due 9/12/18(a)	3,025,158
100,000,000	JPY	NR	Major Joint Local Government Bond, 1.720% due 11/24/17	901,793
100,000,000	JPY	NR	Nuclear Damage Compensation & Decommissioning Facilitation Corp., 0.059% due 11/2/17	890,920
100,000,000	JPY	WR(g)	Tokyo Metropolitan Government, 1.770% due 3/17/17	895,231

			Total Japan	9,177,709

South Korea — 4.0%
3,000,000		Aa2(g)	Export-Import Bank of Korea, 1.452% due 5/21/18(b)	3,004,140
1,400,000		AA	Korea Development Bank (The), 2.250% due 8/7/17	1,403,979
1,000,000		AAu	Korea East-West Power Co., Ltd., 2.500% due 7/16/17(a)	1,002,319
1,300,000		AA	Korea Land & Housing Corp., 1.875% due 8/2/17(a)	1,300,144

			Total South Korea	6,710,582

			TOTAL SOVEREIGN BONDS (Cost — $16,013,391)	15,888,291

U.S. GOVERNMENT OBLIGATION — 3.3%
5,600,000			U.S. Treasury Notes, 2.250% due 2/15/27 (Cost — $5,549,250)	5,546,733

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
ASSET-BACKED SECURITIES — 2.2%
Student Loans — 2.2%
$400,000		AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 1.732% due 10/25/35(a)(b)	$400,001
387,673		Aaa(g)	Navient Student Loan Trust, Series 2016-5A, Class A, 2.028% due 6/25/65(a)(b)	393,380
1,500,000		AAA	SLM Student Loan Trust, Series 2005-5, Class A4, 1.178% due 10/25/28(b)	1,480,587
1,500,000		(P)AA+	Utah State Board of Regents, Series 2017-1, Class A, 1.521% due 1/25/57(b)	1,500,000

			Total Student Loans	3,773,968

			TOTAL ASSET-BACKED SECURITIES (Cost — $3,758,784)	3,773,968

SENIOR LOANS — 0.9%
1,200,000		NR	Energy Future Intermediate Holding Co. LLC, due 6/30/17	1,205,100
395,918		NR	Las Vegas Sands LLC, 3.040% due 12/19/20	399,167

			TOTAL SENIOR LOANS (Cost — $1,607,242)	1,604,267

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $172,119,109)	172,762,669

Face Amount†
SHORT-TERM INVESTMENTS — 21.6%
COMMERCIAL PAPERS — 5.9%
1,000,000			AutoNation Inc., 1.301% due 3/10/17(a)(i)	999,675
			Enbridge Energy Partners LP:
1,000,000			1.707% due 4/20/17(a)(i)	997,639
600,000			1.707% due 5/11/17(a)(i)	597,988
500,000			Eni Finance USA Inc., 1.730% due 7/14/17(i)	496,813
1,500,000			Entergy Corp., 1.303% due 4/7/17(a)(i)	1,497,996
1,000,000			Harris Corp., 1.250% due 3/6/17(i)	999,826
1,000,000			Monsanto Co., 1.766% due 7/31/17(i)	992,611
1,000,000			ONEOK Partners LP, 1.453% due 4/3/17(i)	998,671
500,000			Plains All American Pipeline LP, 1.752% due 3/23/17(a)(f)(i)	499,465
1,600,000			Syngenta Wilmington Inc., 2.025% due 9/14/17(i)	1,582,489
300,000			Viacom Inc., 1.402% due 3/6/17(a)(i)	299,942

			TOTAL COMMERCIAL PAPERS (Cost — $9,963,115)	9,963,115

TIME DEPOSITS — 1.0%
27,412	AUD		ANZ National Bank — London, 0.742% due 3/1/17	21,018
1,614,975			Banco Santander SA — Frankfurt, 0.270% due 3/1/17	1,614,975
			BBH — Grand Cayman:
4,192	DKK		(0.700)% due 3/1/17	597
48	EUR		(0.578)% due 3/1/17	51
1,904,228	JPY		(0.200)% due 3/1/17	16,957
887	CAD		0.050% due 3/1/17	668
17,802	GBP		Citibank — London, 0.050% due 3/1/17	22,090

			TOTAL TIME DEPOSITS (Cost — $1,676,356)	1,676,356

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount†	Security	Value
U.S. GOVERNMENT OBLIGATION — 14.7%
$25,000,000	U.S. Treasury Bill, 0.480% due 4/27/17(i) (Cost — $24,981,333)	$24,981,333

	TOTAL SHORT-TERM INVESTMENTS (Cost — $36,620,804)	36,620,804

	TOTAL INVESTMENTS — 123.4% (Cost — $208,739,913#)	209,383,473

	Liabilities in Excess of Other Assets — (23.4)%	(39,696,048)

	TOTAL NET ASSETS — 100.0%	$169,687,425

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2017.
(c)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(d)	Rating by Fitch Ratings Service. All ratings are unaudited.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Illiquid security.
(g)	Rating by Moody’s Investors Service. All ratings are unaudited.
(h)	Affiliated security (See Note 2).
(i)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
PCL	— Public Company Limited
PLC	— Public Limited Company

Summary of Investments by Security Type^
Corporate Bonds & Notes	56.6%
Collateralized Mortgage Obligations	13.1
Sovereign Bonds	7.6
U.S. Government Obligation	2.6
Asset-Backed Securities	1.8
Senior Loans	0.8
Short-Term Investments	17.5

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Schedule of Reverse Repurchase Agreements

Face Amounts	Security	Value
	Credit Suisse Securities (USA) LLC:
$8,327,000	1.100% due 3/3/17	$8,327,000
4,050,000	1.100% due 3/7/17	4,050,000
7,616,000	1.100% due 3/9/17	7,616,000

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $19,993,000)	$19,993,000

For the period ended February 28, 2017, the average borrowing and interest rate under the reverse repurchase agreements were $8,462,646 and 0.919%, respectively.

At February 28, 2017, Ultra-Short Term Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond March Futures	142	3/17	$12,153,228	$3,082

Contracts to Sell:
90-Day Sterling December Futures	162	12/18	24,992,532	(53,265)
U.S. Treasury 2-Year Note June Futures	324	6/17	70,115,625	(24,256)
U.S. Treasury 5-Year Note June Futures	23	6/17	2,707,172	(3,593)

				(81,114)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts				$(78,032)

At February 28, 2017, Ultra-Short Term Fixed Income Fund had deposited cash of $388,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At February 28, 2017, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	2,279,000	SCB	$1,747,423	3/2/17	$(8,776)
Canadian Dollar	3,262,000	SCB	2,456,140	3/2/17	(426,022)
Canadian Dollar	3,262,000	SCB	2,456,140	3/2/17	(30,540)
Euro	1,374,000	BNP	1,455,615	3/2/17	5,789
Euro	3,804,000	BNP	4,029,956	3/2/17	(6,089)
Japanese Yen	193,900,000	HSBC	1,726,702	3/2/17	2,840
Mexican Peso	2,055,000	JPM	101,581	4/17/17	1,932

					(460,866)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Australian Dollar	2,279,000	JPM	$1,747,423	3/2/17	$(18,352)
Australian Dollar	2,279,000	SCB	1,746,028	4/4/17	8,802
British Pound	70,000	BNP	86,863	3/2/17	767
Canadian Dollar	2,221,000	HSBC	1,672,314	3/2/17	17,161
Canadian Dollar	1,041,000	JPM	783,827	3/2/17	17,338
Canadian Dollar	3,262,000	SCB	2,456,760	4/4/17	426,139
Canadian Dollar	3,262,000	SCB	2,456,760	4/4/17	30,468
Euro	3,779,000	JPM	4,003,471	3/2/17	42,810
Euro	1,399,000	JPM	1,482,100	3/2/17	9,072
Euro	3,804,000	BNP	4,036,494	4/4/17	6,055
Japanese Yen	193,900,000	JPM	1,726,702	3/2/17	(19,961)
Japanese Yen	100,000,000	JPM	891,033	3/17/17	3,821
Japanese Yen	193,900,000	HSBC	1,729,340	4/4/17	(2,638)
Japanese Yen	130,000,000	JPM	1,165,752	7/27/17	6,053
Japanese Yen	100,000,000	JPM	901,594	11/2/17	68,809
Japanese Yen	100,000,000	JPM	902,711	11/24/17	68,729
Japanese Yen	200,000,000	JPM	1,808,336	12/20/17	(13,649)
Mexican Peso	4,146,057	BNP	204,944	4/17/17	(3,229)

					648,195

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$187,329

At February 28, 2017, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.798%	9/6/21	CSFB	MXN 144,000,000	$(213,469)
Pay	28-Day MXN TIIE Banxico	7.199%	12/3/21	CSFB	MXN 36,200,000	(534)
Receive	3-Month USD-LIBOR	1.500%	6/21/27	CSFB	USD 5,700,000	1,836

						$(212,167)

At February 28, 2017, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared—Credit Default Swaps on Indexes—Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at 2/28/17 (2)	Notional Amounts (3)		Unrealized (Depreciation)
Markit CDX North America High Yield Series 27 5-Year Index	(5.000%	)	12/20/21	CSFB	3.153%	USD	2,574,000	$(75,146)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 28, 2017, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $456,000 for open centrally cleared swap contracts.

At February 28, 2017, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $60,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	CSFB	— Credit Suisse Securities (USA) LLC
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	SCB	— Standard Chartered Bank
JPY	— Japanese Yen
MXN	— Mexican Peso

See pages 221-222 for definitions of ratings.

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P	— Preliminary rating.
u	— The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e	— Expected.
u	— Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Ratings

(unaudited) (continued)

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

(This page intentionally left blank)

Statements of Assets and Liabilities

February 28, 2017 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
ASSETS:
Unaffiliated investments, at value[1,3]	$1,711,561,788	$512,065,361	$1,111,230,538
Affiliated investments, at value[2]	2,533,178	—	—
Foreign currency, at value[4]	1,426	10,853	45,295
Cash	7,513,956	1,753,346	76,180
Receivable for securities sold	6,803,662	3,321,988	2,154,516
Dividends and interest receivable from unaffiliated investments	2,920,676	286,359	4,082,347
Dividends and interest receivable from affiliated investments	—	—	—
Receivable for Fund shares sold	3,132,960	1,246,922	3,392,565
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open future contracts (Note 1)	—	—	—
Variation margin on open swap contracts (Note 1)	—	—	—
Swap contracts, at value (Note 1)	—	—	—
Deposits with counterparty	508,200	120,900	79,685
Foreign capital gains tax receivable	—	—	11,438
Prepaid expenses	100,426	40,492	77,865
Other assets	—	2,697	—

Total Assets	1,735,076,272	518,848,918	1,121,150,429

LIABILITIES:
Payable for reverse repurchase agreements	—	—	—
Payable for collateral received from securities on loan	8,335,876	14,353,611	8,248,366
Payable for Fund shares repurchased	6,618,430	1,452,152	2,783,622
Payable for securities purchased	5,700,124	2,205,016	2,293,519
Investment management fee payable	476,713	183,479	346,135
Transfer agent fees payable	69,147	14,808	41,335
Interest expense payable	—	—	—
Custody fee payable	259,062	77,549	348,847
Trustees’ fees payable	7	—	10,198
Variation margin on open swap contracts (Note 1)	—	—	—
Variation margin on open future contracts (Note 1)	36,063	22,797	7,443
Forward sale commitments, at value[5] (Note 1)	—	—	—
Options contracts written, at value[6] (Note 1)	—	—	—
Swap contracts, at value (Note 1)	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits from counterparty	—	—	—
Foreign capital gains tax payable	—	—	—
Distributions payable	—	—	—
Accrued expenses	120,010	96,638	79,144
Other liabilities	—	—	—

Total Liabilities	21,615,432	18,406,050	14,158,609

Total Net Assets	$1,713,460,840	$500,442,868	$1,106,991,820

NET ASSETS:
Par value (Note 4)	$95,785	$26,593	$102,428
Paid-in capital in excess of par value	1,264,591,292	402,296,840	1,361,455,471
Accumulated net investment loss	—	—	—
Undistributed net investment income	823,339	438,332	2,669,617
Accumulated net realized gain (loss) on investments, futures contracts, options contracts written, forward sale commitments, swap contracts and foreign currency transactions	(8,497,393)	3,229,430	(336,113,252)
Net unrealized appreciation (depreciation) on investments, futures contracts, options contracts written, forward sale commitments, swap contracts and foreign currency transactions	456,447,817	94,451,673	78,877,556

Total Net Assets	$1,713,460,840	$500,442,868	$1,106,991,820

Shares Outstanding	95,784,571	26,593,471	102,428,179

Net Asset Value	$17.89	$18.82	$10.81

[1] Unaffiliated investments, at cost	$1,256,460,368	$417,648,996	$1,032,276,775

[2] Affiliated investments, at cost	$1,340,027	$—	$—

[3] Includes securities on loan	$8,190,229	$13,830,754	$7,650,579

[4] Foreign currency, at cost	$2,211	$11,116	$48,621

[5] Proceeds	$—	$—	$—

[6] Premiums received	$—	$—	$—

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund

$426,351,886	$749,837,961	$335,489,369	$209,426,254	$59,378,151	$203,069,610	$208,800,135
—	623,565	—	—	—	—	583,338
460,375	778,559	—	103,916	—	101,944	111,779
2,095	3,050	2,378	389	862	1,435,756	2,146,395
129,870	9,017,608	1,140,712	29,200,857	—	10,988,940	9,330,613
1,054,080	3,928,318	5,253,821	1,305,664	561,644	385,343	1,189,683
—	2,047	—	—	—	—	2,748
958,293	2,857,243	785,462	337,751	145,776	647,189	956,113
—	92,192	—	2,302,064	—	426,722	716,585
—	80,239	—	29,579	—	2,638	2,017
—	—	—	—	—	62,912	37,240
—	—	—	296,528	—	47,461	—
34,000	1,035,814	—	4,901,000	—	889,000	844,000
128,054	—	—	—	—	—	—
45,658	59,413	31,858	24,472	18,097	21,699	26,130
—	—	51,753	7,398	—	2,013	11,304

429,164,311	768,316,009	342,755,353	247,935,872	60,104,530	218,081,227	224,758,080

—	—	—	20,532,563	—	33,906,000	19,993,000
5,324,115	670,051	12,061,950	—	—	—	—
1,152,496	1,677,066	988,411	456,777	335,363	655,880	680,014
318,868	51,698,372	3,754,087	45,776,578	—	16,933,393	33,688,037
202,801	205,065	122,015	56,809	18,228	56,687	59,035
7,009	24,694	3,932	6,804	2,305	—	377
—	—	—	7,090	—	—	4,820
208,098	306,237	87,780	150,625	46,509	65,912	47,888
729	20,244	—	—	2,896	763	550
—	—	—	30,569	—	—	—
5,806	—	—	—	—	—	—
—	—	—	2,098,298	—	—	—
—	130,887	4,294	488,685	—	53,202	—
—	—	—	2,375,115	—	189,184	—
—	363,322	—	1,851,908	—	1,169,976	529,256
—	—	—	1,060,000	—	260,000	60,000
48,310	—	—	—	—	—	—
—	3,257	2,032	—	291	199	836
84,379	83,591	26,250	50,030	41,801	16,725	6,842
—	—	—	—	—	3,367	—

7,352,611	55,182,786	17,050,751	74,941,851	447,393	53,311,288	55,070,655

$421,811,700	$713,133,223	$325,704,602	$172,994,021	$59,657,137	$164,769,939	$169,687,425

$32,958	$88,406	$84,085	$22,716	$6,494	$16,224	$16,942
439,875,011	725,265,162	361,075,890	180,546,106	56,672,259	163,207,642	169,403,865
—	(1,144,690)	—	—	—	—	(799,843)
629,190	—	392,057	3,398,196	444,435	884,881	—
(73,316,589)	(9,137,343)	(44,508,573)	(9,426,392)	(324,122)	(2,429,028)	595,364
54,591,130	(1,938,312)	8,661,143	(1,546,605)	2,858,071	3,090,220	471,097

$421,811,700	$713,133,223	$325,704,602	$172,994,021	$59,657,137	$164,769,939	$169,687,425

32,958,100	88,406,232	84,084,951	22,715,778	6,493,763	16,224,829	16,941,513

$12.80	$8.07	$3.87	$7.62	$9.19	$10.16	$10.02

$371,816,051	$751,246,093	$326,828,226	$213,962,673	$56,520,080	$199,781,291	$208,141,331

$—	$598,946	$—	$—	$—	$—	$598,582

$5,172,435	$653,458	$11,667,931	$—	$—	$—	$—

$451,851	$754,051	$—	$125,162	$—	$101,451	$108,665

$—	$—	$—	$2,103,438	$—	$—	$—

$—	$161,948	$4,294	$370,962	$—	$79,020	$—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 28, 2017 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
INVESTMENT INCOME:

Dividends	$15,629,920 *	$2,727,444	$10,272,156
Interest	33,488	12,130	13,127
Income from securities lending	68,971	95,683	394,325
Less: Foreign taxes withheld (see Note 1q)	(21,573)	(2,450)	(622,777)
Miscellaneous income	—	—	—
Income from security litigation	—	—	—

Total Investment Income	15,710,806	2,832,807	10,056,831

EXPENSES:

Investment management fee (Note 2)	5,003,589	1,914,803	3,810,852
Transfer agent fees	124,745	35,627	76,658
Custody fees	300,509	120,613	374,056
Trustees’ fees	159,173	43,613	113,899
Shareholder reports	120,238	111,730	98,685
Insurance	35,648	7,156	18,452
Audit and tax	40,436	34,155	30,090
Legal fees	45,330	11,619	31,414
Registration fees	15,623	15,037	13,569
Organizational expense	—	—	—
Miscellaneous expense	21,577	6,245	28,809
Interest expense	—	—	—

Total Expenses	5,866,868	2,300,598	4,596,484
Less: Fee waivers and/or expense reimbursement (Note 2)	(1,775,134)	(738,679)	(980,008)

Net Expenses	4,091,734	1,561,919	3,616,476

Net Investment Income	$11,619,072	$1,270,888	$6,440,355

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Unaffiliated Investments	$34,968,560	$12,693,177	$(5,793,470)
Affiliated Investments	38,298	—	—
Futures contracts	491,476	310,427	79,217
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	—	17,728	(462,447)

Net Realized Gain (Loss)	35,498,334	13,021,332	(6,176,700)

Change in Net Unrealized Appreciation (Depreciation) From:

Unaffiliated Investments	90,703,404	33,585,896	26,955,906
Affiliated Investments	738,883	—	—
Futures contracts	154,031	35,570	15,411
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	(785)	(187)	(19,542)

Change in Net Unrealized Appreciation (Depreciation):	91,595,533	33,621,279	26,951,775

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Swap Contracts and Foreign Currency Transactions	127,093,867	46,642,611	20,775,075

Total Increase (Decrease) in Net Assets from Operations	$138,712,939	$47,913,499	$27,215,430

(a)	Includes foreign capital gains tax of $8,252 and $966 for Emerging Markets Equity Fund and International Fixed Income Fund, respectively.
(b)	Net increase (decrease) in accrued foreign capital gains taxes of $48,311 for Emerging Markets Equity Fund.
*	Includes affiliated income of $22,592, $24,983, $11,407 for Large Cap Equity Fund, Core Fixed Income Fund and Ultra-Short Term Fixed Income Fund, respectively.

See Notes to Financial Statements.

Emerging Markets Equity Fund		Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund

$3,288,331		$8,747	$125,156	$—	$—	$—	$—
18,301		10,038,104 *	10,397,774	2,923,270	1,141,246	1,829,388	1,599,973 *
49,050		2,489	49,304	266	—	—	—
(406,605)		—	—	—	—	—	—
12,999		—	—	—	—	—	—
—		—	—	35,418	—	—	—

2,962,076		10,049,340	10,572,234	2,958,954	1,141,246	1,829,388	1,599,973

1,853,353		1,413,732	1,123,261	447,342	126,540	399,988	414,262
25,127		50,576	24,094	17,036	5,729	11,710	14,062
262,632		305,828	100,056	169,420	46,305	52,739	49,835
40,252		65,978	25,652	16,850	6,731	14,423	16,311
100,822		75,845	57,222	65,038	12,521	62,662	46,131
6,824		11,889	4,447	3,939	1,169	2,163	1,382
45,944		54,667	28,712	55,632	26,398	32,598	24,501
12,219		21,205	11,727	11,498	7,516	7,613	9,869
10,057		12,999	10,744	11,477	9,166	6,160	3,408
—		—	—	—	—	51,699	—
103		31,025	13,851	14,016	1,133	39,285	54,841
—		332	—	66,225	—	208,221	40,181

2,357,333		2,044,076	1,399,766	878,473	243,208	889,261	674,783
(555,074)		(75,699)	(329,217)	(48,290)	—	(44,081)	(46,012)

1,802,259		1,968,377	1,070,549	830,183	243,208	845,180	628,771

$1,159,817		$8,080,963	$9,501,685	$2,128,771	$898,038	$984,208	$971,202

$(4,716,494	)(a)	$(5,986,695)	$3,928,283	$(5,022,410)	$(302,855)	$(767,946)	$(42,955)
—		—	—	—	—	—	—
(20,922)		1,930,940	—	(2,380,685)	—	313,555	894,001
—		449,319	—	328,275	—	58,863	—
—		(3,621)	—	(142,260)	—	44,079	(3,656)
—		(163,444)	—	(2,630,669)	—	(134,251)	26,867
(96,588)		726,565	—	7,981,265	—	(449,954)	400,861

(4,834,004)		(3,046,936)	3,928,283	(1,866,484)	(302,855)	(935,654)	1,275,118

22,571,903	(b)	(19,189,465)	4,796,428	(9,013,436)	(3,113,407)	(1,665,475)	125,192
—		(36,364)	—	—	—	—	(4,256)
59,863		(156,362)	—	(125,626)	—	(27,135)	(9,213)
—		23,781	—	(215,769)	—	7,693	—
—		—	—	9,359	—	—	—
—		752,515	—	4,851,894	—	1,436,474	(287,313)
63,909		(199,990)	—	1,890,395	—	240,243	160,887

22,695,675		(18,805,885)	4,796,428	(2,603,183)	(3,113,407)	(8,200)	(14,703)

17,861,671		(21,852,821)	8,724,711	(4,469,667)	(3,416,262)	(943,854)	1,260,415

$19,021,488		$(13,771,858)	$18,226,396	$(2,340,896)	$(2,518,224)	$40,354	$2,231,617

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2017 (unaudited) and Year Ended August 31, 2016

	Large Cap Equity Fund		Small-Mid Cap Equity Fund
	2017	2016	2017	2016
OPERATIONS:

Net investment income (loss)	$11,619,072	$17,386,610	$1,270,888	$915,164
Net realized gain (loss)	35,498,334	195,074,263	13,021,332	1,837,345
Change in unrealized appreciation (depreciation)	91,595,533	(4,212,931)	33,621,279	25,124,514

Increase (Decrease) in Net Assets From Operations	138,712,939	208,247,942	47,913,499	27,877,023

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(25,767,689)	(7,025,138)	(1,556,300)	—
Net realized gains	(31,555,578)	(301,650,427)	(8,066,172)	(52,617,603)

Decrease in Net Assets From Distributions to Shareholders	(57,323,267)	(308,675,565)	(9,622,472)	(52,617,603)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	98,157,028	78,704,964	40,335,537	160,893,040
Reinvestment of distributions	57,321,969	308,666,437	9,622,468	52,615,219
Cost of shares repurchased	(232,793,750)	(903,883,177)	(62,998,121)	(129,465,575)
Net proceeds from reorganization	—	973,690,395	—	187,304,118

Increase (Decrease) in Net Assets From Fund Share Transactions	(77,314,753)	457,178,619	(13,040,116)	271,346,802

Increase (Decrease) in Net Assets	4,074,919	356,750,996	25,250,911	246,606,222
NET ASSETS:

Beginning of year/period	1,709,385,921	1,352,634,925	475,191,957	228,585,735

End of year/period*†	$1,713,460,840	$1,709,385,921	$500,442,868	$475,191,957

* Includes undistributed net investment income of:	$823,339	$14,971,956	$438,332	$723,744

† Includes accumulated net investment loss of:	$—	$—	$—	$—

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund
2017	2016	2017	2016	2017	2016

$6,440,355	$24,624,184	$1,159,817	$4,572,660	$8,080,963	$18,875,696
(6,176,700)	(86,755,141)	(4,834,004)	(30,733,716)	(3,046,936)	7,059,016

26,951,775	90,914,644	22,695,675	73,500,807	(18,805,885)	17,127,512

27,215,430	28,783,687	19,021,488	47,339,751	(13,771,858)	43,062,224

(29,084,966)	(19,988,419)	(4,329,624)	(6,232,037)	(9,245,426)	(21,187,856)
—	—	—	—	(7,141,572)	(6,236,992)

(29,084,966)	(19,988,419)	(4,329,624)	(6,232,037)	(16,386,998)	(27,424,848)

102,074,914	402,909,238	31,862,935	120,366,330	94,835,550	204,302,357
29,084,961	19,988,419	4,329,619	6,232,035	16,386,596	27,421,877
(144,641,543)	(511,193,040)	(57,126,594)	(203,472,381)	(90,028,061)	(384,592,902)
—	—	—	—	—	—

(13,481,668)	(88,295,383)	(20,934,040)	(76,874,016)	21,194,085	(152,868,668)

(15,351,204)	(79,500,115)	(6,242,176)	(35,766,302)	(8,964,771)	(137,231,292)

1,122,343,024	1,201,843,139	428,053,876	463,820,178	722,097,994	859,329,286

$1,106,991,820	$1,122,343,024	$421,811,700	$428,053,876	$713,133,223	$722,097,994

$2,669,617	$25,314,228	$629,190	$3,798,997	$—	$19,773

$—	$—	$—	$—	$(1,144,690)	$—

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2017 (unaudited) and Year Ended August 31, 2016

	High Yield Fund		International Fixed Income Fund
	2017	2016	2017	2016
OPERATIONS:

Net investment income (loss)	$9,501,685	$15,949,781	$2,128,771	$3,544,582
Net realized gain (loss)	3,928,283	(24,162,069)	(1,866,484)	1,245,577
Change in unrealized appreciation (depreciation)	4,796,428	20,646,286	(2,603,183)	13,814,830

Increase (Decrease) in Net Assets From Operations	18,226,396	12,433,998	(2,340,896)	18,604,989

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(10,164,490)	(16,980,249)	(1,952,470)	(14,225,200)
Net realized gains	—	—	—	—

Decrease in Net Assets From Distributions to Shareholders	(10,164,490)	(16,980,249)	(1,952,470)	(14,225,200)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	25,234,011	138,664,513	8,212,320	48,037,831
Reinvestment of distributions	10,164,973	16,977,875	1,952,470	14,225,200
Cost of shares repurchased	(42,538,493)	(80,651,570)	(24,550,020)	(98,005,036)

Increase (Decrease) in Net Assets From Fund Share Transactions	(7,139,509)	74,990,818	(14,385,230)	(35,742,005)

Increase (Decrease) in Net Assets	922,397	70,444,567	(18,678,596)	(31,362,216)
NET ASSETS:

Beginning of year/period	324,782,205	254,337,638	191,672,617	223,034,833

End of year/period*†	$325,704,602	$324,782,205	$172,994,021	$191,672,617

* Includes undistributed net investment income of:	$392,057	$1,054,862	$3,398,196	$3,221,895

† Includes accumulated net investment loss of:	$—	$—	$—	$—

(a)	The period from Fund inception (March 8, 2016) through the period end August 31, 2016.

See Notes to Financial Statements.

Municipal Bond Fund		Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund
2017	2016	2017	2016(a)	2017	2016(a)

$898,038	$2,203,871	$984,208	$1,858,032	$971,202	$1,063,107
(302,855)	1,682,257	(935,654)	894,933	1,275,118	(112,254)
(3,113,407)	612,192	(8,200)	3,098,420	(14,703)	485,800

(2,518,224)	4,498,320	40,354	5,851,385	2,231,617	1,436,653

(895,204)	(2,193,237)	(1,051,649)	(3,176,335)	(1,982,859)	(1,418,793)
(1,685,563)	(180,832)	(152,952)	—	—	—

(2,580,767)	(2,374,069)	(1,204,601)	(3,176,335)	(1,982,859)	(1,418,793)

3,965,679	18,229,393	24,755,353	168,452,906	29,097,739	177,291,553
2,580,703	2,373,871	1,206,633	3,174,104	1,982,877	1,417,941
(11,002,364)	(38,612,137)	(19,215,498)	(15,114,362)	(24,095,681)	(16,273,622)

(4,455,982)	(18,008,873)	6,746,488	156,512,648	6,984,935	162,435,872

(9,554,973)	(15,884,622)	5,582,241	159,187,698	7,233,693	162,453,732

69,212,110	85,096,732	159,187,698	—	162,453,732	—

$59,657,137	$69,212,110	$164,769,939	$159,187,698	$169,687,425	$162,453,732

$444,435	$441,601	$884,881	$952,322	$—	$211,814

$—	$—	$—	$—	$(799,843)	$—

See Notes to Financial Statements.

Statement of Cash Flows

For the Six Months Ended February 28, 2017 (unaudited)

Inflation-Linked Fixed Income Fund
Cash Flows Provided by Operating Activities:
Net increase in net assets from operations	$40,354
Adjustments to reconcile net increase in net assets from operations to net cash and foreign currency from operating activities:
Purchases of long-term investments	(151,593,087)
Proceeds from the sale and maturity of long-term investments	173,080,963
Purchase of short-term investments, net	(4,249,299)
Decrease to the principal amount of inflation-indexed bonds	(295,272)
Change in net unrealized depreciation from unaffiliated investments	1,665,475
Change in net unrealized apppreciation from options contracts written	(7,693)
Change in net unrealized appreciation from OTC swap contracts	(77,773)
Net amortization (accretion) of premiums (discounts) of investments	(446,376)
Net realized loss from unaffiliated investments	767,946
Net realized gain on option contracts written	(58,863)
Increase in premiums received on written options	104,218
Increase in Variation Margin on futures contracts	(2,476)
Increase in receivable for securities sold	(6,543,180)
Decrease in Variation Margin on Centrally Cleared Swap contracts	73,080
Decrease in dividends and interest receivable	21,217
Decrease in deposits with counterparty	51,000
Increase in premiums received on OTC swaps	99,778
Increase in prepaid expenses	(21,699)
Increase in unrealized appreciation on open forward foreign currency contracts	(294,656)
Decrease in organizational expense	52,453
Decrease in other assets	1,217
Increase in payable for securities purchased	6,519,391
Decrease in deposits from counterparty	(100,000)
Decrease in investment management fee payable	(7,532)
Decrease in interest expense payable	(32,090)
Decrease in custody fee payable	(15,887)
Increase in trustees’ fees payable	465
Increase in unrealized depreciation on open forward foreign currency contracts	61,336
Increase in accrued expenses	16,534
Increase in unrealized depreciation on cash	(169,601)

Net cash and foreign currency provided by operating activities	18,639,943

Cash Flows Used in Financing Activities:
Payments on reverse repurchase agreements	(23,735,125)
Proceeds from sale of shares	24,877,426
Cost of shares repurchased	(19,112,095)

Net cash and foreign currency used in financing activities	(17,969,794)

Effect of Foreign Exchange Fluctuations on Cash:
Effect of foreign exchange fluctuations on cash	169,601

Cash and Foreign Currency:
Cash and foreign currency at beginning of the period	697,950

Cash and foreign currency at end of the period	$1,537,700

Non-Cash Financing Activities:
Reinvestment of distributions	$1,206,633

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Cap Equity Fund
	2017(1)		2016	2015		2014	2013	2012
Net Asset Value, Beginning of Period	$17.06		$20.63	$22.19		$19.29	$16.39	$14.24

Income from Operations:
Net investment income(2)	0.12		0.19	0.08		0.07	0.11	0.06
Net realized and unrealized gain	1.31		1.15	0.87		4.47	2.85	2.17

Total Income from Operations	1.43		1.34	0.95		4.54	2.96	2.23

Less Distributions From:
Net investment income	(0.27)		(0.11)	(0.07)		(0.11)	(0.06)	(0.08)
Net realized gain	(0.33)		(4.80)	(2.44)		(1.53)	—	—

Total Distributions	(0.60)		(4.91)	(2.51)		(1.64)	(0.06)	(0.08)

Net Asset Value, End of Period	$17.89		$17.06	$20.63		$22.19	$19.29	$16.39

Total Return(3)	8.58%		7.08%	4.39	%(4)	24.35%	18.11%	15.71%
Net Assets, End of Period (millions)	$1,713		$1,709	$1,353		$1,780	$1,571	$1,566
Ratios to Average Net Assets:
Gross expenses	0.70	%(5)	0.69%	0.68%		0.67%	0.69%	0.69%
Net expenses(6)	0.49	(5)	0.56	0.68		0.67	0.69	0.69
Net investment income	1.39	(5)	1.10	0.36		0.33	0.60	0.40
Portfolio Turnover Rate	7%		105%	66%		56%	57%	66%

(1)	For the six months ended February 28, 2017 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	The Manager contributed a non-recourse voluntary reimbursement to Large Cap Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the impact was less than 0.005% to the total return for Large Cap Equity Fund.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small-Mid Cap Equity Fund
	2017(1)		2016	2015		2014	2013		2012
Net Asset Value, Beginning of Period	$17.40		$24.39	$28.53		$25.22	$19.81		$17.76

Income (Loss) from Operations:
Net investment income (loss)(2)	0.05		0.05	(0.12)		(0.12)	(0.00	)(3)	(0.07)
Net realized and unrealized gain (loss)	1.73		(1.22)	1.93		4.36	5.41		2.12

Total Income (Loss) from Operations	1.78		(1.17)	1.81		4.24	5.41		2.05

Less Distributions From:
Net investment income	(0.06)		—	—		—	—		—
Net realized gain	(0.30)		(5.82)	(5.95)		(0.93)	—		—

Total Distributions	(0.36)		(5.82)	(5.95)		(0.93)	—		—

Net Asset Value, End of Period	$18.82		$17.40	$24.39		$28.53	$25.22		$19.81

Total Return(4)	10.33%		(5.51)%	7.36	%(5)	16.91%	27.31%		11.54%
Net Assets, End of Period (millions)	$500		$475	$229		$296	$311		$247
Ratios to Average Net Assets:
Gross expenses	0.96	%(6)	0.99%	0.93%		0.92%	0.97%		0.98%
Net expenses(7)	0.65	(6)	0.79	0.93		0.92	0.97		0.97
Net investment income (loss)	0.53	(6)	0.28	(0.45)		(0.42)	(0.02)		(0.40)
Portfolio Turnover Rate	14%		151%	89%		80%	90%		68%

(1)	For the six months ended February 28, 2017 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $(0.01) per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	The Manager contributed a non-recourse voluntary reimbursement to Small-Mid Cap Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the total return for Small-Mid Cap Equity Fund was 7.27%.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2017(1)		2016	2015		2014	2013	2012
Net Asset Value, Beginning of Period	$10.83		$10.91	$12.03		$10.92	$9.58	$9.77

Income (Loss) from Operations:
Net investment income(2)	0.06		0.21	0.21		0.22	0.20	0.17
Net realized and unrealized gain (loss)	0.21		(0.10)	(1.13)		1.03	1.27	(0.18)

Total Income (Loss) from Operations	0.27		0.11	(0.92)		1.25	1.47	(0.01)

Less Distributions From:
Net investment income	(0.29)		(0.19)	(0.20)		(0.14)	(0.13)	(0.18)

Total Distributions	(0.29)		(0.19)	(0.20)		(0.14)	(0.13)	(0.18)

Net Asset Value, End of Period	$10.81		$10.83	$10.91		$12.03	$10.92	$9.58

Total Return(3)	2.52%		0.96%	(7.68	)%(4)	11.45%	15.47%	(0.06)%
Net Assets, End of Period (millions)	$1,107		$1,122	$1,202		$1,149	$773	$444
Ratios to Average Net Assets:
Gross expenses	0.84	%(5)	0.82%	0.81%		0.81%	0.84%	0.91%
Net expenses(6)	0.66	(5)	0.76	0.79		0.77	0.83	0.90
Net investment income	1.18	(5)	2.02	1.80		1.83	1.88	1.80
Portfolio Turnover Rate	12%		64%	80%		95%	63%	75%

(1)	For the six months ended February 28, 2017 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	The Manager contributed a non-recourse voluntary reimbursement to International Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the total return for International Equity Fund was (7.94)%.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2017(1)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$12.36		$10.87	$14.54	$13.67	$14.46	$15.85

Income (Loss) from Operations:
Net investment income(2)	0.03		0.13	0.17	0.20	0.21	0.29
Net realized and unrealized gain (loss)	0.54		1.51	(3.64)	2.36	(0.69)	(1.33)

Total Income (Loss) from Operations	0.57		1.64	(3.47)	2.56	(0.48)	(1.04)

Less Distributions From:
Net investment income	(0.13)		(0.15)	(0.20)	(0.29)	(0.31)	(0.35)
Net realized gain	—		—	—	(1.40)	—	—

Total Distributions	(0.13)		(0.15)	(0.20)	(1.69)	(0.31)	(0.35)

Net Asset Value, End of Period	$12.80		$12.36	$10.87	$14.54	$13.67	$14.46

Total Return(3)	4.71%		15.31%	(24.08)%	19.97%	(3.54)%	(6.52)%
Net Assets, End of Period (millions)	$422		$428	$464	$385	$414	$695
Ratios to Average Net Assets:
Gross expenses	1.14	%(4)	1.13%	1.08%	1.09%	1.10%	1.06%
Net expenses(5)	0.88	(4)	0.96	0.96	0.99	0.99	0.93
Net investment income	0.56	(4)	1.15	1.34	1.49	1.39	1.98
Portfolio Turnover Rate	12%		99%	41%	29%	89%	40%

(1)	For the six months ended February 28, 2017 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2017(1)		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$8.41		$8.23		$8.44		$8.17		$8.87		$8.58

Income (Loss) from Operations:
Net investment income(2)	0.09		0.20		0.17		0.18		0.20		0.25
Net realized and unrealized gain (loss)	(0.24)		0.27		(0.06)		0.31		(0.30)		0.38

Total Income (Loss) from Operations	(0.15)		0.47		0.11		0.49		(0.10)		0.63

Less Distributions From:
Net investment income	(0.11)		(0.23)		(0.20)		(0.22)		(0.24)		(0.27)
Net realized gain	(0.08)		(0.06)		(0.12)		—		(0.36)		(0.07)

Total Distributions	(0.19)		(0.29)		(0.32)		(0.22)		(0.60)		(0.34)

Net Asset Value, End of Period	$8.07		$8.41		$8.23		$8.44		$8.17		$8.87

Total Return(3)	(1.80)%		5.84%		1.35%		6.10%		(1.31)%		7.58%
Net Assets, End of Period (millions)	$713		$722		$859		$799		$937		$1,022
Ratios to Average Net Assets:
Gross expenses	0.58	%(4)(5)	0.55	%(5)	0.54	%(5)	0.53	%(5)	0.54	%(5)	0.52%
Net expenses(6)	0.56	(4)(5)	0.54	(5)	0.55	(5)	0.53	(5)	0.54	(5)	0.52
Net investment income	2.29	(4)	2.42		2.06		2.19		2.30		2.85
Portfolio Turnover Rate	105%		245%		326%		446%		421%		429%

(1)	For the six months ended February 28, 2017 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents less than 0.01%.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2017(1)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$3.78		$3.88	$4.41	$4.27	$4.24	$4.15

Income (Loss) from Operations:
Net investment income(2)	0.11		0.23	0.24	0.24	0.27	0.29
Net realized and unrealized gain (loss)	0.10		(0.09)	(0.50)	0.17	0.07	0.16

Total Income (Loss) from Operations	0.21		0.14	(0.26)	0.41	0.34	0.45

Less Distributions From:
Net investment income	(0.12)		(0.24)	(0.27)	(0.27)	(0.31)	(0.36)

Total Distributions	(0.12)		(0.24)	(0.27)	(0.27)	(0.31)	(0.36)

Net Asset Value, End of Period	$3.87		$3.78	$3.88	$4.41	$4.27	$4.24

Total Return(3)	5.65%		4.02%	(6.14)%	9.75%	8.07%	11.57%
Net Assets, End of Period (millions)	$326		$325	$254	$258	$111	$269
Ratios to Average Net Assets:
Gross expenses	0.87	%(4)	0.88%	0.90%	0.92%	0.93%	0.97%
Net expenses(5)	0.67	(4)	0.70	0.74	0.76	0.78	0.81
Net investment income	5.92	(4)	6.21	5.74	5.53	6.25	7.58
Portfolio Turnover Rate	43%		64%	42%	57%	86%	101%

(1)	For the six months ended February 28, 2017 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2017(1)		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$7.79		$7.61		$8.04		$8.02		$8.56		$7.99

Income (Loss) from Operations:
Net investment income(2)	0.09		0.13		0.13		0.16		0.18		0.19
Net realized and unrealized gain (loss)	(0.18)		0.56		(0.09)		0.40		(0.23)		0.41

Total Income (Loss) from Operations	(0.09)		0.69		0.04		0.56		(0.05)		0.60

Less Distributions From:
Net investment income	(0.08)		(0.51)		(0.47)		(0.54)		(0.49)		(0.03)

Total Distributions	(0.08)		(0.51)		(0.47)		(0.54)		(0.49)		(0.03)

Net Asset Value, End of Period	$7.62		$7.79		$7.61		$8.04		$8.02		$8.56

Total Return(3)	(1.23)%		9.56%		0.44%		7.36%		(0.77)%		7.53%
Net Assets, End of Period (millions)	$173		$192		$223		$267		$317		$431
Ratios to Average Net Assets:
Gross expenses	0.98	%(4)(5)	0.87	%(5)	0.87	%(5)	0.76	%(5)	0.69	%(5)	0.64%
Net expenses	0.93	(4)(5)(6)	0.83	(5)(6)	0.87	(5)	0.76	(5)	0.69	(5)	0.63 (6)
Net investment income	2.38	(4)	1.71		1.61		2.00		2.12		2.25
Portfolio Turnover Rate	153%		199%		416%		397%		198%		223%

(1)	For the six months ended February 28, 2017 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents 0.07%, 0.04%, 0.10%, 0.04% and less than 0.01%, respectively.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2017(1)		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.93		$9.65	$9.76	$9.21	$9.88	$9.48

Income (Loss) from Operations:
Net investment income(2)	0.13		0.28	0.28	0.29	0.29	0.28
Net realized and unrealized gain (loss)	(0.49)		0.30	(0.06)	0.55	(0.67)	0.40

Total Income (Loss) from Operations	(0.36)		0.58	0.22	0.84	(0.38)	0.68

Less Distributions From:
Net investment income	(0.13)		(0.28)	(0.28)	(0.29)	(0.29)	(0.28)
Net realized gain	(0.25)		(0.02)	(0.05)	—	—	—

Total Distributions	(0.38)		(0.30)	(0.33)	(0.29)	(0.29)	(0.28)

Net Asset Value, End of Period	$9.19		$9.93	$9.65	$9.76	$9.21	$9.88

Total Return(3)	(3.57)%		6.14%	2.32%	9.24%	(4.01)%	7.23%
Net Assets, End of Period (millions)	$60		$69	$85	$78	$80	$89
Ratios to Average Net Assets:
Gross expenses	0.76	%(4)	0.68%	0.66%	0.59%	0.61%	0.57%
Net expenses	0.76	(4)	0.68	0.66	0.59	0.61	0.57
Net investment income	2.81	(4)	2.87	2.91	3.03	2.92	2.83
Portfolio Turnover Rate	1%		16%	8%	19%	9%	26%

(1)	For the six months ended February 28, 2017 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inflation-Linked Fixed Income Fund
	2017(1)	2016(2)
Net Asset Value, Beginning of Period	$10.23	$10.00

Income from Operations:
Net investment income(3)	0.06	0.14
Net realized and unrealized gain	(0.05)	0.32

Total Income from Operations	0.01	0.46

Less Distributions From:
Net investment income	(0.07)	(0.23)
Net realized and unrealized gain (loss)	(0.01)	—

Total Distributions	(0.08)	(0.23)

Net Asset Value, End of Period	$10.16	$10.23

Total Return(4)	0.06%	4.59%
Net Assets, End of Period (millions)	$165	$159
Ratios to Average Net Assets:
Gross expenses(5)(6)	1.11%	1.03%
Net expenses(5)(6)(7)	1.06	0.99
Net investment income(6)	1.23	2.91
Portfolio Turnover Rate	81%	35%

(1)	For the six months ended February 28, 2017 (unaudited).
(2)	For the period from Fund inception (March 8, 2016) through the period end August 31, 2016.
(3)	Per share amounts have been calculated using the average shares method.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents 0.26% and 0.19%, respectively (annualized).
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Ultra-Short Term Fixed Income Fund
	2017(1)	2016(2)
Net Asset Value, Beginning of Period	$10.00	$10.00

Income from Operations:
Net investment income(3)	0.06	0.07
Net realized and unrealized gain	0.08	0.02

Total Income from Operations	0.14	0.09

Less Distributions From:
Net investment income	(0.12)	(0.09)

Total Distributions	(0.12)	(0.09)

Net Asset Value, End of Period	$10.02	$10.00

Total Return(4)	1.39%	0.89%
Net Assets, End of Period (millions)	$170	$162
Ratios to Average Net Assets:
Gross expenses(5)(6)	0.81%	0.81%
Net expenses(5)(6)(7)	0.76	0.77
Net investment income(6)	1.17	1.47
Portfolio Turnover Rate	31%	100%

(1)	For the six months ended February 28, 2017 (unaudited).
(2)	For the period from Fund inception (March 8, 2016) through the period end August 31, 2016.
(3)	Per share amounts have been calculated using the average shares method.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents 0.05% and 0.02%, respectively (annualized).
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign

Notes to Financial Statements

(unaudited) (continued)

markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends

Notes to Financial Statements

(unaudited) (continued)

and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 28, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$190,591,273	$190,591,273	$—	$—
Consumer Staples	155,461,661	155,461,661	—	—
Energy	110,585,548	110,585,548	—	—
Financials	209,578,037	209,578,037	—	—
Health Care	239,938,549	239,938,549	—	—
Industrials	154,013,725	154,013,725	—	—
Information Technology	400,685,983	400,685,983	—	—
Materials	54,474,158	54,474,158	—	—
Real Estate	39,385,397	39,385,397	—	—
Telecommunication Services	33,205,645	33,205,645	—	—
Utilities	34,550,883	34,550,883	—	—
Closed End Mutual Fund Security:
Financials	56,321,536	56,321,536	—	—
Short-Term Investments:
Money Market Fund	8,335,876	8,335,876	—	—
Time Deposits	26,966,695	—	26,966,695	—

Total Investments, at value	$1,714,094,966	$1,687,128,271	$26,966,695	$—

Other Financial Instruments — Assets
Futures Contracts	$154,031	$154,031	$—	$—

Total Other Financial Instruments — Assets	$154,031	$154,031	$—	$—

Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$66,540,337	$66,540,337	$—	$—
Consumer Staples	10,752,425	10,752,425	—	—
Energy	14,675,000	14,675,000	—	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financials	$64,971,046		$64,971,046	$—	$—
Health Care	70,132,000		70,132,000	—	—
Industrials	96,642,104		96,642,104	—	—
Information Technology	93,109,182		93,109,182	—	—
Materials	28,156,671	*	28,156,671	—	—	*
Real Estate	30,121,886		30,121,886	—	—
Telecommunication Services	1,679,557		1,679,557	—	—
Utilities	8,852,358		8,852,358	—	—
Convertible Preferred Stock:
Utilities	219,600		219,600	—	—
Right:
Health Care	—	*	—	—	—	*
Short-Term Investments:
Money Market Fund	14,353,611		14,353,611	—	—
Time Deposits	11,859,584		—	11,859,584	—

Total Investments, at value	$512,065,361	*	$500,205,777	$11,859,584	$—	*

Other Financial Instruments — Assets
Futures Contracts	$35,570		$35,570	$—	$—

Total Other Financial Instruments — Assets	$35,570		$35,570	$—	$—

International Equity Fund
Investments, at value
Common Stocks:
France	$110,009,460		$—	$110,009,460	$—
Germany	101,671,490		—	101,671,490	—
Japan	180,736,223		—	180,736,223	—
Netherlands	59,170,354		666,723	58,503,631	—
Switzerland	119,695,499		—	119,695,499	—
United Kingdom	188,763,597		—	188,763,597	—
Other Countries**	309,117,362		53,855,125	255,262,237	—
Preferred Stocks:
Brazil	1,966,875		1,966,875	—	—
Germany	13,180,927		—	13,180,927	—
Short-Term Investments:
Money Market Fund	8,248,366		8,248,366	—	—
Time Deposits	18,670,385		—	18,670,385	—

Total Investments, at value	$1,111,230,538		$64,737,089	$1,046,493,449	$—

Other Financial Instruments — Assets
Futures Contracts	$17,815		$17,815	$—	$—

Total Other Financial Instruments — Assets	$17,815		$17,815	$—	$—

Other Financial Instruments — Liabilities
Futures Contract	$(2,404)		$(2,404)	$—	$—

Total Other Financial Instruments — Liabilities	$(2,404)		$(2,404)	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at value
Common Stocks:
Brazil	$33,649,437		$33,649,437	$—	$—
China	80,725,837		31,539,541	49,186,296	—
India	33,307,221		74,392	33,232,829	—
Russia	22,831,574	*	10,227,925	12,603,649	—	*
South Africa	31,952,414		—	31,952,414	—
South Korea	44,375,697		—	44,375,697	—
Taiwan	33,362,902		—	33,362,902	—
Other Countries**	118,246,759		35,532,827	82,713,932	—
Preferred Stocks:
Brazil	5,274,477		5,274,477	—	—
Chile	101,161		101,161	—	—
Colombia	2,038,625		2,038,625	—	—
Russia	219,414		—	219,414	—
South Korea	6,829,699		—	6,829,699	—
Rights:
Brazil	2,046		—	—	2,046
Malaysia	1,603		—	—	1,603
South Korea	2,875		—	—	2,875
Short-Term Investments:
Money Market Fund	5,324,115		5,324,115	—	—
Time Deposits	8,106,030		—	8,106,030	—

Total Investments, at value	$426,351,886	*	$123,762,500	$302,582,862	$6,524	*

Other Financial Instruments — Assets
Futures Contract	$47,237		$47,237	$—	$—

Total Other Financial Instruments — Assets	$47,237		$47,237	$—	$—

Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$209,699,242		$—	$209,699,242	$—
Corporate Bonds & Notes	198,876,895	*	—	198,876,895	—	*
Mortgage-Backed Securities	169,013,873		—	169,013,873	—
Collateralized Mortgage Obligations	76,593,720		—	76,593,720	—
Asset-Backed Securities	18,900,726		—	18,900,726	—
Sovereign Bonds	15,527,418		—	15,527,418	—
Senior Loans	8,351,284		—	8,351,284	—
Municipal Bonds	3,867,541		—	3,867,541	—
Preferred Stock:
Financials	264,916		264,916	—	—
Purchased Options	30,828		30,828	—	—
Short-Term Investments:
Money Market Fund	670,051		670,051	—	—
Repurchase Agreement	17,000,000		—	17,000,000	—
Time Deposits	18,074,041		—	18,074,041	—
U.S. Government Obligations	13,590,991		—	13,590,991	—

Total Investments, at value	$750,461,526	*	$965,795	$749,495,731	$—	*

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Assets
Futures Contracts	$134,548	$134,548	$—	$—
Forward Foreign Currency Contracts	92,192	—	92,192	—

Total Other Financial Instruments — Assets	$226,740	$134,548	$92,192	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(130,887)	$(130,887)	$—	$—
Futures Contracts	(474,563)	(474,563)	—	—
Forward Foreign Currency Contracts	(363,322)	—	(363,322)	—

Total Other Financial Instruments — Liabilities	$(968,772)	$(605,450)	$(363,322)	$—

High Yield Fund
Investments, at value
Corporate Bonds & Notes	$305,289,725 *	$—	$305,121,389	$168,336	*
Senior Loans	5,670,711	—	5,670,711	—
Collateralized Mortgage Obligations	459,953	—	459,953	—
Preferred Stocks:
Energy	617,757	—	—	617,757
Financials	1,021,315	1,021,315	—	—
Convertible Preferred Stocks:
Energy	805,527	286,527	519,000	—
Health Care	528,392	528,392	—	—
Closed End Mutual Fund Security:
Financials	882,900	882,900	—	—
Common Stocks:
Consumer Discretionary	92,065	—	—	92,065
Energy	349,941	316,491	—	33,450
Financials	26,782 *	—	—	26,782	*
Materials	— *	—	—	—	*
Short-Term Investments:
Money Market Fund	12,061,950	12,061,950	—	—
Time Deposits	7,682,351	—	7,682,351	—

Total Investments, at value	$335,489,369 *	$15,097,575	$319,453,404	$938,390	*

Other Financial Instruments — Liabilities
Option Contracts Written	$(4,294)	$—	$—	$(4,294)

Total Other Financial Instruments — Liabilities	$(4,294)	$—	$—	$(4,294)

International Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Denmark	$23,240,422	$—	$23,240,422	$—
Other Countries**	34,105,794	—	34,105,794	—
Sovereign Bonds:
Japan	17,227,076	—	17,227,076	—
Other Countries**	38,375,005	—	38,375,005	—
Collateralized Mortgage Obligations	29,851,449	—	29,851,449	—
Mortgage-Backed Securities	21,711,379	—	21,711,379	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. Government Obligations	$5,896,367	$—	$5,896,367	$—
Asset-Backed Securities	461,232	—	461,232	—
Purchased Options	309,310	1,610	307,700	—
Short-Term Investments:
Certificate of Deposit	300,000	—	300,000	—
Repurchase Agreement	400,000	—	400,000	—
Sovereign Bonds:
Japan	29,052,226	—	29,052,226	—
Time Deposits	2,500,434	—	2,500,434	—
U.S. Government Agencies	5,995,560	—	5,995,560	—

Total — Investments, at value	$209,426,254	$1,610	$209,424,644	$—

Other Financial Instruments — Assets
Futures Contracts	$482,920	$482,920	$—	$—
Forward Foreign Currency Contracts	2,302,064	—	2,302,064	—
Centrally Cleared Interest Rate Swaps	3,128,778	—	3,128,778	—
OTC Volatility Swaps	25,385	—	25,385	—
OTC Credit Default Swaps	13,505	—	13,505	—
Centrally Cleared Credit Default Swaps	56,966	—	56,966	—
OTC Cross Currency Swaps	152,569	—	152,569	—

Total Other Financial Instruments — Assets	$6,162,187	$482,920	$5,679,267	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(488,685)	$(5,467)	$(483,218)	$—
Reverse Repurchase Agreements	(20,532,563)	—	(20,532,563)	—
Forward Sale Commitment	(2,098,298)	—	(2,098,298)	—
Futures Contracts	(154,934)	(154,934)	—	—
Forward Foreign Currency Contracts	(1,851,908)	—	(1,851,908)	—
Centrally Cleared Interest Rate Swaps	(917,534)	—	(917,534)	—
OTC Volatility Swaps	(12,258)	—	(12,258)	—
OTC Credit Default Swaps	(81,266)	—	(81,266)	—
Centrally Cleared Credit Default Swaps	(62,234)	—	(62,234)	—
OTC Cross Currency Swaps	(1,073,828)	—	(1,073,828)	—

Total Other Financial Instruments — Liabilities	$(27,273,508)	$(160,401)	$(27,113,107)	$—

Municipal Bond Fund
Investments, at value
Municipal Bonds	$54,812,615	$—	$54,812,615	$—
Short-Term Investments:
Time Deposits	4,565,536	—	4,565,536	—

Total Investments, at value	$59,378,151	$—	$59,378,151	$—

Inflation-Linked Fixed Income Fund
Investments, at value
U.S. Government Obligations	$170,282,952	$—	$170,282,952	$—
Sovereign Bonds	9,318,128	—	9,318,128	—
Corporate Bonds & Notes	6,277,162	—	6,277,162	—
Mortgage-Backed Securities	6,039,241	—	6,039,241	—
Collateralized Mortgage Obligations	5,361,788	—	5,361,788	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset-Backed Security	$297,122	$—	$297,122	$—
Purchased Options	329,045	12,388	316,657	—
Short-Term Investments:
Repurchase Agreements	4,500,000	—	4,500,000	—
Time Deposits	664,172	—	664,172	—

Total — Investments, at value	$203,069,610	$12,388	$203,057,222	$—

Other Financial Instruments — Assets
Futures Contracts	$77,942	$77,942	$—	$—
Forward Foreign Currency Contracts	426,722	—	426,722	—
Centrally Cleared Interest Rate Swaps	649,269	—	649,269	—
OTC Inflation Rate Swaps	47,461	—	47,461	—
Centrally Cleared Inflation Rate Swaps	79,032	—	79,032	—
OTC Credit Default Swaps	53,429	—	53,429	—

Total Other Financial Instruments — Assets	$1,333,855	$77,942	$1,255,913	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(53,202)	$(43,750)	$(9,452)	$—
Reverse Repurchase Agreements	(33,906,000)	—	(33,906,000)	—
Futures Contracts	(118,937)	(118,937)	—	—
Forward Foreign Currency Contracts	(1,169,976)	—	(1,169,976)	—
Centrally Cleared Interest Rate Swaps	(109,141)	—	(109,141)	—
OTC Inflation Rate Swaps	(140,002)	—	(140,002)	—
Centrally Cleared Inflation Rate Swaps	(25,103)	—	(25,103)	—

Total Other Financial Instruments — Liabilities	$(35,522,361)	$(162,687)	$(35,359,674)	$—

Ultra-Short Term Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$118,462,171	$—	$118,462,171	$—
Collateralized Mortgage Obligations	27,487,239	—	27,487,239	—
Sovereign Bonds	15,888,291	—	15,888,291	—
U.S. Government Obligation	5,546,733	—	5,546,733	—
Asset-Backed Securities	3,773,968	—	3,773,968	—
Senior Loans	1,604,267	—	1,604,267	—
Short-Term Investments:
Commercial Papers	9,963,115	—	9,963,115	—
Time Deposits	1,676,356	—	1,676,356	—
U.S. Government Obligation	24,981,333	—	24,981,333	—

Total Investments, at value	$209,383,473	$—	$209,383,473	$—

Other Financial Instruments — Assets
Futures Contract	$3,082	$3,082	$—	$—
Forward Foreign Currency Contracts	716,585	—	716,585	—
Centrally Cleared Interest Rate Swap	1,836	—	1,836	—

Total Other Financial Instruments — Assets	$721,503	$3,082	$718,421	$—

Other Financial Instruments — Liabilities
Reverse Repurchase Agreements	$(19,993,000)	$—	$(19,993,000)	$—
Futures Contracts	(81,114)	(81,114)	—	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Forward Foreign Currency Contracts	$(529,256)	$—	$(529,256)	$—
Centrally Cleared Interest Rate Swaps	(214,003)	—	(214,003)	—
Centrally Cleared Credit Default Swap	(75,146)	—	(75,146)	—

Total Other Financial Instruments — Liabilities	$(20,892,519)	$(81,114)	$(20,811,405)	$—

*	Includes securities that are fair valued by the Board at $0.
**	Other Countries represents Countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended February 28, 2017, there were no transfers from Level 2 to Level 3. Emerging Markets Equity Fund had a transfer from Level 3 to Level 1 of $392,284 and from Level 1 to Level 3 of $0. High Yield Fund had transfer from Level 2 to Level 1 of $262,589.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2016, through February 28, 2017:

	Total		Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Rights		Options Contracts Written
Small-Mid Cap Equity Fund
Balance as of August 31, 2016	$42,742		$—	$42,742	$—	$—	$—		$—
Total realized gain (loss)	16,406		—	16,406	—	—	—		—
Change in unrealized appreciation (depreciation)	(16,406)		—	(16,406)	—	—	—		—
Purchases	—	*	—	—	—	—	—	*	—
(Sales)	(42,742)		—	(42,742)	—	—	—		—
Transfers In	—		—	—	—	—	—		—
Transfers Out	—		—	—	—	—	—		—

Balance as of February 28, 2017	$—	*	$—	$—	$—	$—	$—	*	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2017	$—		$—	$—	$—	$—	$—		$—

Emerging Markets Equity Fund
Balance as of August 31, 2016	$376,511	*	$—	$376,511	$—	$—	$—	*	$—
Total realized gain (loss)	—		—	—	—	—	—		—
Change in unrealized appreciation (depreciation)	(148,484)		—	(155,008)	—	—	6,524		—
Purchases	170,781		—	170,781	—	—	—		—
(Sales)	—	*	—	—	—	—	—	*	—
Transfers In	—	*	—	— *	—	—	—		—
Transfers Out	(392,284)		—	(392,284)	—	—	—		—

Balance as of February 28, 2017	$6,524	*	$—	$— *	$—	$—	$6,524		$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2017	$6,524		$—	$—	$—	$—	$6,524		$—

Notes to Financial Statements

(unaudited) (continued)

	Total		Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Rights	Options Contracts Written
Core Fixed Income Fund
Balance as of August 31, 2016	$—	*	$—	$—	$—	*	$—	$—	$—
Total realized gain (loss)	—		—	—	—		—	—	—
Change in unrealized appreciation (depreciation)	—		—	—	—		—	—	—
Purchases	—		—	—	—		—	—	—
(Sales)	—		—	—	—		—	—	—
Transfers In	—		—	—	—		—	—	—
Transfers Out	—		—	—	—		—	—	—

Balance as of February 28, 2017	$—	*	$—	$—	$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2017	$—		$—	$—	$—		$—	$—	$—

High Yield Fund
Balance as of August 31, 2016	$427,339	*	$—	$215,681 *	$211,658	*	$—	$—	$—
Total realized gain (loss)	—		—	—	—		—	—	—
Accrued discounts (premiums)	2,248		—	—	2,248		—	—	—
Change in unrealized appreciation (depreciation)	(959,468)		—	(1,061,139)	151,708		(50,037)	—	—
Purchases	1,973,698		—	1,294,466	11,438		667,794	—	—
(Sales)	(509,721)		—	(296,711)	(208,716)		—	—	(4,294)
Transfers In	—		—	—	—		—	—	—
Transfers Out	—		—	—	—		—	—	—

Balance as of February 28, 2017	$934,096	*	$—	$152,297 *	$168,336	*	$617,757	$—	$(4,294)

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2017	$(1,282,389)		$—	$(1,232,344)	$(8)		$(50,037)	$—	$—

Inflation-Linked Fixed Income Fund
Balance as of August 31, 2016	$799,906		$799,906	$—	$—		$—	$—	$—
Total realized gain (loss)	—		—	—	—		—	—	—
Change in unrealized appreciation (depreciation)	94		94	—	—		—	—	—
Purchases	—		—	—	—		—	—	—
(Sales)	(800,000)		(800,000)	—	—		—	—	—
Transfers In	—		—	—	—		—	—	—
Transfers Out	—		—	—	—		—	—	—

Balance as of February 28, 2017	$—		$—	$—	$—		$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2017	$—		$—	$—	$—		$—	$—	$—

*	Includes securities that are fair valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments.

Notes to Financial Statements

(unaudited) (continued)

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes and inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change

Notes to Financial Statements

(unaudited) (continued)

value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as

Notes to Financial Statements

(unaudited) (continued)

realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared

Notes to Financial Statements

(unaudited) (continued)

derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations. Inflation rate swap contracts are subject to movements in interest rates.

Notes to Financial Statements

(unaudited) (continued)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2017:

Large Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$154,031	$154,031

	$—	$—	$—	$154,031	$154,031

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$—	$—	$—	$491,476	$491,476

	$—	$—	$—	$491,476	$491,476

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$154,031	$154,031

	$—	$—	$—	$154,031	$154,031

Small-Mid Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$35,570	$35,570

	$—	$—	$—	$35,570	$35,570

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$—	$—	$—	$310,427	$310,427

	$—	$—	$—	$310,427	$310,427

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$35,570	$35,570

	$—	$—	$—	$35,570	$35,570

Notes to Financial Statements

(unaudited) (continued)

International Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$17,815	$17,815

	$—	$—	$—	$17,815	$17,815

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$2,404	$2,404

	$—	$—	$—	$2,404	$2,404

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$—	$—	$—	$79,217	$79,217

	$—	$—	$—	$79,217	$79,217

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$15,411	$15,411

	$—	$—	$—	$15,411	$15,411

Emerging Markets Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$47,237	$47,237

	$—	$—	$—	$47,237	$47,237

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$—	$—	$—	$(20,922)	$(20,922)

	$—	$—	$—	$(20,922)	$(20,922)

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$59,863	$59,863

	$—	$—	$—	$59,863	$59,863

Notes to Financial Statements

(unaudited) (continued)

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$30,828	$—	$—	$—	$30,828
Unrealized appreciation on open futures contracts (b)	128,040	6,508	—	—	134,548
Unrealized appreciation on forward foreign currency contracts (c)	—	92,192	—	—	92,192

	$158,868	$98,700	$—	$—	$257,568

Liability derivatives
Options contracts written outstanding (a)	$130,887	$—	$—	$—	$130,887
Unrealized depreciation on open futures contracts (b)	474,563	—	—	—	474,563
Unrealized depreciation on forward foreign currency contracts (a)	—	363,322	—	—	363,322

	$605,450	$363,322	$—	$—	$968,772

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$(297,234)	$—	$—	$—	$(297,234)
Net realized gain (loss) on futures contracts	1,867,882	63,058	—	—	1,930,940
Net realized gain (loss) on options written	449,319	—	—	—	449,319
Net realized gain (loss) on swaps contracts	(163,444)	—	—	—	(163,444)
Net realized gain (loss) on forward foreign currency contracts	—	763,265	—	—	763,265

	$1,856,523	$826,323	$—	$—	$2,682,846

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$(18,156)	$—	$—	$—	$(18,156)
Net change in unrealized appreciation (depreciation) on futures contracts	(142,545)	(13,817)	—	—	(156,362)
Net change in unrealized appreciation (depreciation) on options contracts written	23,781	—	—	—	23,781
Net change in unrealized appreciation (depreciation) on swaps contracts	752,515	—	—	—	752,515
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(241,903)	—	—	(241,903)

	$615,595	$(255,720)	$—	$—	$359,875

High Yield Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding (a)	$—	$—	$—	$4,294	$4,294

	$—	$—	$—	$4,294	$4,294

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$298,327	$10,983	$—	$—	$309,310
Unrealized appreciation on open futures contracts (b)	482,920	—	—	—	482,920
Unrealized appreciation on forward foreign currency contracts (c)	—	2,302,064	—	—	2,302,064
Unrealized appreciation on centrally cleared swaps (f)	3,128,778	—	56,966	—	3,185,744
Unrealized appreciation on OTC open swaps (c)	—	177,954	13,505	—	191,459

	$3,910,025	$2,491,001	$70,471	$—	$6,471,497

Liability derivatives
Options contracts written outstanding (a)	$337,582	$151,103	$—	$—	$488,685
Unrealized depreciation on open futures contracts (b)	154,934	—	—	—	154,934
Unrealized depreciation on forward foreign currency contracts (a)	—	1,851,908	—	—	1,851,908
Unrealized depreciation on centrally cleared swaps (f)	917,534	—	62,234	—	979,768
Unrealized depreciation on OTC open swaps (a)	—	1,086,086	81,266	—	1,167,352

	$1,410,050	$3,089,097	$143,500	$—	$4,642,647

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$78,465	$(59,365)	$—	$—	$19,100
Net realized gain (loss) on futures contracts	(2,306,293)	—	(74,392)	—	(2,380,685)
Net realized gain (loss) on options written	46,442	279,541	2,292	—	328,275
Net realized gain (loss) on swaps contracts	(510,138)	(1,848,230)	(272,301)	—	(2,630,669)
Net realized gain (loss) on forward foreign currency contracts	—	6,311,045	—	—	6,311,045

	$(2,691,524)	$4,682,991	$(344,401)	$—	$1,647,066

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$(4,217)	$39,285	$—	$—	$35,068
Net change in unrealized appreciation (depreciation) on futures contracts	(125,626)	—	—	—	(125,626)
Net change in unrealized appreciation (depreciation) on options contracts written	(127,146)	(87,556)	(1,067)	—	(215,769)
Net change in unrealized appreciation (depreciation) on swaps contracts	4,616,863	234,532	499	—	4,851,894
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	1,625,984	—	—	1,625,984

	$4,359,874	$1,812,245	$(568)	$—	$6,171,551

Notes to Financial Statements

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$329,045	$—	$—	$—	$329,045
Unrealized appreciation on open futures contracts (b)	77,942	—	—	—	77,942
Unrealized appreciation on forward foreign currency contracts (c)	—	426,722	—	—	426,722
Unrealized appreciation on centrally cleared swaps (f)	728,301	—	—	—	728,301
Unrealized appreciation on open swaps (c)	47,461	—	53,429	—	100,890

	$1,182,749	$426,722	$53,429	$—	$1,662,900

Liability derivatives
Options contracts written outstanding (a)	$43,750	$9,452	$—	$—	$53,202
Unrealized depreciation on open futures contracts (b)	118,937	—	—	—	118,937
Unrealized depreciation on forward foreign currency contracts (a)	—	1,169,976	—	—	1,169,976
Unrealized depreciation on centrally cleared swaps (f)	134,244	—	—	—	134,244
Unrealized depreciation on open swaps (a)	140,002	—	—	—	140,002

	$436,933	$1,179,428	$—	$—	$1,616,361

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$(812)	$—	$—	$—	$(812)
Net realized gain (loss) on futures contracts	313,555	—	—	—	313,555
Net realized gain (loss) on options written	9,761	43,658	5,444	—	58,863
Net realized gain (loss) on swaps contracts	(131,805)	—	(2,446)	—	(134,251)
Net realized gain (loss) on forward foreign currency contracts	—	(424,966)	—	—	(424,966)

	$190,699	$(381,308)	$2,998	$—	$(187,611)

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$77,355	$—	$—	$—	$77,355
Net change in unrealized appreciation (depreciation) on futures contracts	(27,135)	—	—	—	(27,135)
Net change in unrealized appreciation (depreciation) on options contracts written	(7,812)	15,563	(58)	—	7,693
Net change in unrealized appreciation (depreciation) on swaps contracts	1,386,715	—	49,759	—	1,436,474
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	233,320	—	—	233,320

	$1,429,123	$248,883	$49,701	$—	$1,727,707

Notes to Financial Statements

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$3,082	$—	$—	$—	$3,082
Unrealized appreciation on forward foreign currency contracts (c)	—	716,585	—	—	716,585
Unrealized appreciation on centrally cleared swaps (f)	1,836	—	—	—	1,836

	$4,918	$716,585	$—	$—	$721,503

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$81,114	$—	$—	$—	$81,114
Unrealized depreciation on forward foreign currency contracts (a)	—	529,256	—	—	529,256
Unrealized depreciation on centrally cleared swaps (f)	214,003	—	75,146	—	289,149

	$295,117	$529,256	$75,146	$—	$899,519

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$894,001	$—	$—	$—	$894,001
Net realized gain (loss) on swaps contracts	10,934	—	15,933	—	26,867
Net realized gain (loss) on forward foreign currency contracts	—	443,287	—	—	443,287

	$904,935	$443,287	$15,933	$—	$1,364,155

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$(9,213)	$—	$—	$—	$(9,213)
Net change in unrealized appreciation (depreciation) on swaps contracts	(212,167)	—	(75,146)	—	(287,313)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	150,028	—	—	150,028

	$(221,380)	$150,028	$(75,146)	$—	$(146,498)

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on open swap contracts or options contracts written, at value.
(b)	Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.
(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on open swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.
(e)	Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.
(f)	Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the “Open Swap Contracts” table in the Fund’s Schedule of Investments.

Notes to Financial Statements

(unaudited) (continued)

The average notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the average market value of options contracts written and purchased options outstanding during the period ended February 28, 2017 were as follows:

Large Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Futures contracts	$—	$—	$—	$5,595,128	$5,595,128

Small-Mid Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Futures contracts	$—	$—	$—	$1,692,684	$1,692,684

International Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Futures contracts	$—	$—	$—	$1,122,983	$1,122,983

Emerging Markets Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Futures contracts	$—	$—	$—	$786,680	$786,680

Core Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Purchased options	$44,066	$—	$—	$—	$44,066
Futures contracts	207,009,459	828,598	—	—	207,838,057
Option contracts written	83,066	—	—	—	83,066
Swap contracts	1,402,857	—	—	—	1,402,857
Forward foreign currency contracts	—	27,019,164	—	—	27,019,164

High Yield Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Option contracts written	$—	$—	$—	$613	$613

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Purchased options	$204,946	$54,638	$—	$—	$259,584
Futures contracts	197,243,432	—	—	—	197,243,432
Option contracts written	207,796	185,373	241	—	393,410
Swap contracts	206,694,515	45,813,280	71,706,145	—	324,213,940
Forward foreign currency contracts	—	334,167,056	—	—	334,167,056

Inflation-Linked Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Purchased options	$292,691	$—	$—	$—	$292,691
Futures contracts	47,250,699	—	—	—	47,250,699
Option contracts written	10,421	6,426	650	—	17,497
Swap contracts	53,536,893	—	2,414,286	—	55,951,179
Forward foreign currency contracts	—	43,462,496	—	—	43,462,496

Ultra-Short Term Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Futures contracts	$108,622,008	$—	$—	$—	$108,622,008
Swap contracts	5,413,525	—	1,110,571	—	6,524,096
Forward foreign currency contracts	—	31,724,221	—	—	31,724,221

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is

Notes to Financial Statements

(unaudited) (continued)

received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 1 (w).

The following table presents securities on loan that are subject to enforceable netting arrangements as of February 28, 2017.

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$8,190,229	$—	$(8,190,229)	$—
Small-Mid Cap Equity Fund	13,830,754	—	(13,830,754)	—
International Equity Fund	7,650,579	—	(7,650,579)	—
Emerging Markets Equity Fund	5,172,435	—	(5,172,435)	—
Core Fixed Income Fund	653,458	—	(653,458)	—
High Yield Fund	11,667,931	—	(11,667,931)	—

(a)	Represents market value of securities on loan at period end.
(b)	The Funds received cash collateral of $8,335,876, $14,353,611, $8,248,366, $5,324,115, $670,051 and $12,061,950, respectively, which was subsequently invested in Invesco STIT — Government & Agency Portfolio as reported in the Schedules of Investments.
(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2017.

	Remaining Contractual Maturity of the Agreements As of February 28, 2017
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$8,335,876	$—	$—	$—	$8,335,876

Total Borrowings	$8,335,876	$—	$—	$—	$8,335,876

Gross amount of recognized liabilities for securities lending transactions			$—	$—	$8,335,876

Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$14,353,611	$—	$—	$—	$14,353,611

Total Borrowings	$14,353,611	$—	$—	$—	$14,353,611

Gross amount of recognized liabilities for securities lending transactions			$—	$—	$14,353,611

Notes to Financial Statements

(unaudited) (continued)

	Remaining Contractual Maturity of the Agreements As of February 28, 2017
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
International Equity Fund
Securities Lending Transactions
Common Stocks	$8,248,366	$—	$—	$—	$8,248,366

Total Borrowings	$8,248,366	$—	$—	$—	$8,248,366

Gross amount of recognized liabilities for securities lending transactions			$—	$—	$8,248,366

Emerging Markets Equity Fund
Securities Lending Transactions
Common Stocks	$5,324,115	$—	$—	$—	$5,324,115

Total Borrowings	$5,324,115	$—	$—	$—	$5,324,115

Gross amount of recognized liabilities for securities lending transactions			$—	$—	$5,324,115

Core Fixed Income Fund
Securities Lending Transactions
Corporate Securities	$670,051	$—	$—	$—	$670,051

Total Borrowings	$670,051	$—	$—	$—	$670,051

Gross amount of recognized liabilities for securities lending transactions			$—	$—	$670,051

High Yield Fund
Securities Lending Transactions
Corporate Securities	$12,061,950	$—	$—	$—	$12,061,950

Total Borrowings	$12,061,950	$—	$—	$—	$12,061,950

Gross amount of recognized liabilities for securities lending transactions			$—	$—	$12,061,950

International Fixed Income Fund
Reverse Repurchase Agreements Transactions
Sovereign Bonds	$—	$—	$15,834,200	$—	$15,834,200
U.S. Government Obligations	—	—	4,698,363	—	4,698,363

Total Borrowings	$—	$—	$20,532,563	$—	$20,532,563

Gross amount of recognized liabilities for reverse repurchase agreements transactions			$—	$—	$20,532,563

Inflation-Linked Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$5,615,000	$28,291,000	$—	$33,906,000

Total Borrowings	$—	$5,615,000	$28,291,000	$—	$33,906,000

Gross amount of recognized liabilities for reverse repurchase agreements transactions			$—	$—	$33,906,000

Ultra-Short Term Fixed Income Fund
Reverse Repurchase Agreements Transactions
Corporate Securities	$—	$19,993,000	$—	$—	$19,993,000

Total Borrowings	$—	$19,993,000	$—	$—	$19,993,000

Gross amount of recognized liabilities for reverse repurchase agreements transactions			$—	$—	$19,993,000

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S.

Notes to Financial Statements

(unaudited) (continued)

government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Notes to Financial Statements

(unaudited) (continued)

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund and International Fixed Income Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Notes to Financial Statements

(unaudited) (continued)

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2016 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Notes to Financial Statements

(unaudited) (continued)

(w) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at February 28, 2017 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 28, 2017 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 28, 2017.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2017.

	Assets	Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Core Fixed Income Fund:
Forward foreign currency contracts	$92,192	$363,222

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$92,192	$363,222

High Yield Fund:
Options contracts	$—	$4,294

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$—	$4,294

Notes to Financial Statements

(unaudited) (continued)

	Assets	Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
International Fixed Income Fund:
Forward foreign currency contracts	$2,302,064	$1,851,908
Options contracts	307,469	483,218
Swap contracts (b)	191,459	1,167,352

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$2,800,992	$3,502,478

Inflation-Linked Fixed Income Fund:
Forward foreign currency contracts	$426,722	$1,169,976
Options contracts	316,657	9,452
Swap contracts (b)	100,890	140,002

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$844,269	$1,319,430

Ultra-Short Term Fixed Income Fund:
Forward foreign currency contracts	$716,585	$529,256

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$716,585	$529,256

(a)	Excludes exchange-traded derivatives.
(b)	The total value of the net amounts of assets and liabilities is comprised of Swap contracts, at value on the Statements of Assets and Liabilities less the net value of the Upfront premiums paid (received) disclosed in the Fund’s Schedules of Investments.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 28, 2017.

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Core Fixed Income Fund
Over-the-counter
Bank of America	$697	$(697)	$—	$—
Barclays Bank PLC	3,719	(3,719)	—	—
Citigroup Global Markets Inc.	87,776	(87,776)	—	—

Total Over-the-counter derivative instruments	$92,192	$(92,192)	$—	$—

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged (e)	Net Amount (d)
Core Fixed Income Fund
Over-the-counter
Bank of America	$10,225	$(697)	$—	$9,528
Barclays Bank PLC	59,055	(3,719)	—	55,336
Citigroup Global Markets Inc.	294,042	(87,776)	—	206,266

Total Over-the-counter derivative instruments	$363,322	$(92,192)	$—	$271,130

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
High Yield Fund
Over-the-counter
JPMorgan Chase & Co.	$—	$—	$—	$—

Total Over-the-counter derivative instruments	$—	$—	$—	$—

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged (e)	Net Amount (d)
High Yield Fund
Over-the-counter
JPMorgan Chase & Co.	$4,294	$—	$—	$4,294

Total Over-the-counter derivative instruments	$4,294	$—	$—	$4,294

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
International Fixed Income Fund
Over-the-counter
Bank of America	$880,962	$(880,962)	$—	$—
BNP Paribas SA	102,972	(102,972)	—	—
Citigroup Global Markets Inc.	73,576	—	—	73,576
Deutsche Bank AG	327,627	(327,627)	—	—
Goldman Sachs & Co.	383,529	(383,529)	—	—
HSBC Bank USA	299,245	(146,457)	—	152,788
JPMorgan Chase & Co.	378,743	(296,583)	(82,160)	—
Royal Bank of Scotland PLC	10,565	(10,565)	—	—
Societe Generale SA	23,437	(23,437)	—	—

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Standard Chartered Bank	$23,030	$(23,030)	$—	$—
UBS Securities LLC	297,306	(260,585)	—	36,721

Total Over-the-counter derivative instruments	$2,800,992	$(2,455,747)	$(82,160)	$263,085

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged (e)	Net Amount (d)
International Fixed Income Fund
Over-the-counter
Bank of America	$1,229,483	$(880,962)	$—	$348,521
BNP Paribas SA	403,796	(102,972)	—	300,824
Citigroup Global Markets Inc.	—	—	—	—
Deutsche Bank AG	582,643	(327,627)	—	255,016
Goldman Sachs & Co.	499,669	(383,529)	—	116,140
HSBC Bank USA	146,457	(146,457)	—	—
JPMorgan Chase & Co.	296,583	(296,583)	—	—
Royal Bank of Scotland PLC	17,812	(10,565)	—	7,247
Societe Generale SA	34,496	(23,437)	—	11,059
Standard Chartered Bank	30,954	(23,030)	—	7,924
UBS Securities LLC	260,585	(260,585)	—	—

Total Over-the-counter derivative instruments	$3,502,478	$(2,455,747)	$—	$1,046,731

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$4,031	$—	$—	$4,031
BNP Paribas SA	258,045	(258,045)	—	—
Deutsche Bank AG	142,806	(2,469)	(140,337)	—
HSBC Bank USA	75,338	(21,589)	—	53,749
JPMorgan Chase & Co.	357,804	(357,804)	—	—
Standard Chartered Bank	6,245	(6,245)	—	—

Total Over-the-counter derivative instruments	$844,269	$(646,152)	$(140,337)	$57,780

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged (e)	Net Amount (d)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$—	$—	$—	$—
BNP Paribas SA	297,391	(258,045)	—	39,346
Deutsche Bank AG	2,469	(2,469)	—	—
HSBC Bank USA	21,589	(21,589)	—	—
JPMorgan Chase & Co.	948,272	(357,804)	—	590,468
Standard Chartered Bank	49,709	(6,245)	—	43,464

Total Over-the-counter derivative instruments	$1,319,430	$(646,152)	$—	$673,278

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Ultra-Short Term Fixed Income Fund
Over-the-counter
BNP Paribas SA	$12,611	$(9,318)	$—	$3,293
HSBC Bank USA	20,001	(2,638)	—	17,363
JPMorgan Chase & Co.	218,564	(51,962)	(60,000)	106,602
Standard Chartered Bank	465,409	(465,338)	—	71

Total Over-the-counter derivative instruments	$716,585	$(529,256)	$(60,000)	$127,329

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged (e)	Net Amount (d)
Ultra-Short Term Fixed Income Fund
Over-the-counter
BNP Paribas SA	$9,318	$(9,318)	$—	$—
HSBC Bank USA	2,638	(2,638)	—	—
JPMorgan Chase & Co.	51,962	(51,962)	—	—
Standard Chartered Bank	465,338	(465,338)	—	—

Total Over-the-counter derivative instruments	$529,256	$(529,256)	$—	$—

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.
(b)	Net amount represents the new amount receivable from the counterparty in the event of default.
(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.
(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

Notes to Financial Statements

(unaudited) (continued)

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser a sub-advisory fee from its investment management fees.

Effective January 1, 2017, CGAS has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Funds’ management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver will only apply if the Funds’ total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Funds’ total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

The maximum allowable investment management fee represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the period ended February 28, 2017 are indicated below:

Fund	Subadvisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Large Cap Equity Fund	0.19%	0.20%	0.60%
Small-Mid Cap Equity Fund	0.30%	0.20%	0.80%
International Equity Fund	0.32%	0.20%	0.70%
Emerging Markets Equity Fund	0.43%	0.20%	0.90%
Core Fixed Income Fund	0.18%	0.20%	0.40%
High Yield Fund	0.30%	0.20%	0.70%
International Fixed Income Fund	0.25%	0.20%	0.50%
Municipal Bond Fund	0.20%	0.20%	0.40%
Inflation-Linked Fixed Income Fund	0.25%	0.20%	0.50%
Ultra-Short Term Fixed Income Fund	0.25%	0.20%	0.50%

The Manager has agreed to waive and/or reimburse a portion of its fee. For the period ended February 28, 2017, the amounts waived and/or reimbursed by the Manager were as follows:

Fund
Large Cap Equity Fund	$1,775,134
Small-Mid Cap Equity Fund	738,679
International Equity Fund	980,008
Emerging Markets Equity Fund	555,074
Core Fixed Income Fund	75,699
High Yield Fund	329,217
International Fixed Income Fund	48,290
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	44,081
Ultra-Short Term Fixed Income Fund	46,012

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

Notes to Financial Statements

(unaudited) (continued)

For the period ended February 28, 2017, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including MSSBH, Morgan Stanley Smith Barney LLC, the Trust’s distributor, received brokerage commissions of:

Fund Name	Commission Dollars to MS&Co.
Large Cap Equity Fund	$6,346
Small-Mid Cap Equity Fund	26
International Equity Fund	2,092
Emerging Markets Equity Fund	3,084
Core Fixed Income Fund	—
High Yield Fund	—
International Fixed Income Fund	—
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	—
Ultra-Short Term Fixed Income Fund	—

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Fund’s Chief Compliance Officer.

For the period ended February 28, 2017, the Funds assume the following to be affiliated issuers:

Large Cap Equity Fund

Underlying Security	Number of Shares held at August 31, 2016	Shares purchased	Shares sold	Number of Shares held at February 28, 2017
Morgan Stanley	57,495	—	(2,028)	55,467

Underlying Security	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Dividend/Interest Income from Affiliated Investments	Ending Value as of February 28, 2017
Morgan Stanley	$38,298	$22,592	$2,533,178

Core Fixed Income Fund

Underlying Security	Face Amount held at August 31, 2016	Face Amount purchased	Face Amount sold*	Face Amount held at February 28, 2017
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-SD3, Class A, 0.984% due 6/25/34	$17,068	$—	$(17,068)	$—
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.083% due 7/15/46	30,000	—	—	30,000
Series 2013-C13, Class A4, 4.039% due 11/15/46	500,000	—	—	500,000
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class A4FL, 0.653% due 2/12/44	723,126	—	(723,126)	—
Series 2007-IQ14, Class A4, 5.692% due 4/15/49	200,000	—	(144,695)	55,305

Notes to Financial Statements

(unaudited) (continued)

Underlying Security	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Dividend/Interest Income from Affiliated Investments	Ending Value as of February 28, 2017
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-SD3, Class A, 0.984% due 6/25/34	$—	$841	$—
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.083% due 7/15/46	—	619	32,308
Series 2013-C13, Class A4, 4.039% due 11/15/46	—	10,098	535,998
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class A4FL, 0.653% due 2/12/44	—	6,722	—
Series 2007-IQ14, Class A4, 5.692% due 4/15/49	—	6,703	55,259

	$—	$24,983	$623,565

Ultra-Short Term Fixed Income Fund

Underlying Security	Face Amount held at August 31, 2016	Face Amount purchased	Face Amount sold*	Face Amount held at February 28, 2017
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A1A, 5.665% due 4/15/49	$1,118,119	$—	$(535,934)	$582,185

Underlying Security	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Dividend/Interest Income from Affiliated Investments	Ending Value as of February 28, 2017
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A1A, 5.665% due 4/15/49	$—	$11,407	$583,338

*	Includes Paydown transactions which are not recognized as true sales.

3. Investments

During the period ended February 28, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

Fund	Investments		U.S. Government Agencies & Obligations
	Purchases	Sales	Purchases	Sales
Large Cap Equity Fund	$121,560,242	$229,127,081	$—	$—
Small-Mid Cap Equity Fund	63,540,214	78,199,571	—	—
International Equity Fund	132,796,625	166,693,316	—	—
Emerging Markets Equity Fund	49,759,940	67,542,639	—	—
Core Fixed Income Fund	70,043,409	66,070,078	687,110,830	664,960,463
High Yield Fund	140,913,038	134,455,669	—	—
International Fixed Income Fund	43,269,448	50,353,423	225,126,268	224,909,843
Municipal Bond Fund	745,577	8,504,227	—	—
Inflation-Linked Fixed Income Fund	4,691,903	11,212,568	140,687,471	153,064,103
Ultra-Short Term Fixed Income Fund	64,823,696	29,708,061	8,958,869	14,512,470

Notes to Financial Statements

(unaudited) (continued)

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$472,451,798	$(16,157,227)	$456,294,571
Small-Mid Cap Equity Fund	103,557,145	(9,140,780)	94,416,365
International Equity Fund	174,811,937	(95,858,174)	78,953,763
Emerging Markets Equity Fund	76,208,289	(21,672,454)	54,535,835
Core Fixed Income Fund	15,008,499	(16,392,012)	(1,383,513)
High Yield Fund	15,224,682	(6,563,539)	8,661,143
International Fixed Income Fund	7,703,325	(12,239,744)	(4,536,419)
Municipal Bond Fund	3,070,363	(212,292)	2,858,071
Inflation-Linked Fixed Income Fund	3,804,385	(516,066)	3,288,319
Ultra-Short Term Fixed Income Fund	1,703,739	(1,060,179)	643,560

4. Shares of Beneficial Interest

At February 28, 2017, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2017, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Period Ended February 28, 2017	Year Ended August 31, 2016
Large Cap Equity Fund
Shares sold	5,751,063	4,877,921
Shares issued on reinvestment	3,438,630	18,527,397
Shares repurchased	(13,612,365)	(56,108,836)
Shares issued from reorganization	—	67,349,198

Net Increase (Decrease)	(4,422,672)	34,645,680

Small-Mid Cap Equity Fund
Shares sold	2,268,710	9,809,644
Shares issued on reinvestment	538,169	2,932,844
Shares repurchased	(3,519,237)	(7,747,278)
Shares issued from reorganization	—	12,937,939

Net Increase (Decrease)	(712,358)	17,933,149

International Equity Fund
Shares sold	9,585,549	39,982,337
Shares issued on reinvestment	2,848,674	1,835,484
Shares repurchased	(13,609,469)	(48,415,840)

Net Decrease	(1,175,246)	(6,598,019)

Emerging Markets Equity Fund
Shares sold	2,589,772	10,381,452
Shares issued on reinvestment	368,792	578,111
Shares repurchased	(4,630,193)	(19,017,755)

Net Decrease	(1,671,629)	(8,058,192)

Notes to Financial Statements

(unaudited) (continued)

	Period Ended February 28, 2017	Year Ended August 31, 2016
Core Fixed Income Fund
Shares sold	11,580,205	24,744,796
Shares issued on reinvestment	2,025,479	3,338,003
Shares repurchased	(11,020,893)	(46,711,235)

Net Increase (Decrease)	2,584,791	(18,628,436)

High Yield Fund
Shares sold	6,624,202	38,015,916
Shares issued on reinvestment	2,671,294	4,650,646
Shares repurchased	(11,176,497)	(22,192,736)

Net Increase (Decrease)	(1,881,001)	20,473,826

International Fixed Income Fund
Shares sold	1,077,644	6,460,124
Shares issued on reinvestment	259,637	1,970,249
Shares repurchased	(3,220,164)	(13,124,472)

Net Decrease	(1,882,883)	(4,694,099)

Municipal Bond Fund
Shares sold	424,318	1,858,467
Shares issued on reinvestment	280,796	242,808
Shares repurchased	(1,183,050)	(3,943,837)

Net Decrease	(477,936)	(1,842,562)

	Period Ended February 28, 2017	Period Ended August 31, 2016*
Inflation-Linked Fixed Income Fund
Shares sold	2,444,091	16,725,951
Shares issued on reinvestment	119,868	309,874
Shares repurchased	(1,899,476)	(1,475,479)

Net Increase	664,483	15,560,346

Ultra-Short Term Fixed Income Fund
Shares sold	2,904,056	17,727,847
Shares issued on reinvestment	198,082	141,795
Shares repurchased	(2,404,259)	(1,626,008)

Net Increase	697,879	16,243,634

*	The values shown represent the period from Fund inception (March 8, 2016) through the period end August 31, 2016.

5. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

Notes to Financial Statements

(unaudited) (continued)

As of August 31, 2016, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Large Cap Equity Fund*		Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund	Core Fixed Income Fund
8/31/2016	$—		$—	$—	$—	$—
8/31/2017	24,317,714	**	—	—	—	—
8/31/2018	—		—	234,746,051	—	—
8/31/2019	—		—	—	—	—
Non-expiring:
Short-Term	—		—	22,648,825	37,722,592	—
Long-Term	—		—	49,668,941	18,574,211	—

	$24,317,714		$—	$307,063,817	$56,296,803	$—

Year of Expiration	High Yield Fund		Municipal Bond Fund	International Fixed Income Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
8/31/2016	$—		$—	$—	$—	$—
8/31/2017	6,697,249		—	—	—	—
8/31/2018	5,672,191		—	4,292,447	—	—
Non-expiring:
Short-Term	11,642,155		—	—	—	118,065
Long-Term	22,447,290		—	—	—	290,912

	$46,458,885		$—	$4,292,447	$—	$408,977

These amounts will be available to offset any future taxable capital gains.

*	Detail of Capital Loss Carryovers from February 5, 2016 merger with Large Cap Value Investments:

Year of Expiration		Caploss Utilized In Current Year	Remaining Capital Loss Carryforward
8/31/2017	$128,547,419	$104,229,705	$24,317,714
Non-expiring:
Short-Term	5,878,796	5,878,796	—
Long-Term	—	—	—

	$134,426,215	$110,108,501	$24,317,714

**	The capital loss carryovers for the Large Cap Equity Fund are subject to certain limitations upon availability, to offset future gains, pursuant to Section 381 of the Internal Revenue Code.

6. Recent Accounting Pronouncements

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The update intends to enhance the reporting model for financial instruments to provide users of financial instruments with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The ASU will also address measurement of credit losses on financial assets. ASU 2016-01 is effective for fiscal years beginning after 15 December 2017, including interim periods within those fiscal years. Early application is permitted. At this time, it is not anticipated that these changes will have an impact on the financial statements.

In October 2016, the Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial

Notes to Financial Statements

(unaudited) (continued)

statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Portfolio’s net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Portfolio, management expects that the impact of the Portfolio’s adoption will be limited to additional financial statement disclosures.

7. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any additional events or transactions that would require recognition or disclosure in the financial statements other than the distribution information below.

Subsequent to February 28, 2017, the Funds made the following distributions:

Record Date Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
3/1/17-3/31/17	$0.019974	$0.019485	$0.023248	$0.060417	$0.021064

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

At an in-person meeting of the Board of Trustees of the Trust held on September 14-15, 2016 (“September Meeting”), the Manager recommended and the Board, including all of the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”), approved an Investment Advisory Agreement (“Advisory Agreement”) between the Manager and Eaton Vance Management (“Eaton Vance”), pursuant to which Eaton Vance provides day-to-day management of an allocated portion of the assets of the High Yield Fund (“High Yield Fund”).

In determining whether to approve the Advisory Agreement, the Board considered the due diligence materials prepared by the Manager and other information, which included: (i) a copy of the Advisory Agreement; (ii) information regarding the process by which the Manager selected and recommended Eaton Vance for Board approval; (iii) information regarding the nature, extent and quality of the services Eaton Vance would provide to the High Yield Fund; (iv) information regarding Eaton Vance’s investment management business, personnel, and operations; (v) information regarding Eaton Vance’s brokerage and trading policies and practices; (vi) information regarding the sub-investment advisory fee to be paid to Eaton Vance; (vii) information regarding Eaton Vance’s compliance program; (viii) information regarding Eaton Vance’s historical performance returns managing investment mandates similar to the High Yield Fund’s investment mandate, with such performance compared to a relevant index; and (ix) information regarding Eaton Vance’s financial condition. The Independent Trustees also considered whether there were any ancillary benefits that may accrue to Eaton Vance as a result of its relationship with the High Yield Fund. The materials and information were provided in advance of and at the September Meeting. Representatives from Eaton Vance also made a presentation to and responded to questions from the Board. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and Eaton Vance.

The Independent Trustees concluded that the nature, extent and quality of the sub-investment advisory services expected to be provided by Eaton Vance were adequate and appropriate in light of Eaton Vance’s experience in managing high yield portfolios, Eaton Vance’s portfolio management and research resources to be applied in managing a portion of the High Yield Fund’s assets, and the Manager’s recommendation to engage Eaton Vance, and supported a decision to approve the Advisory Agreement. The Independent Trustees noted that the proposed fee payable to Eaton Vance would be paid by the Manager, and not the High Yield Fund, and, thus, would not impact the fees paid by the High Yield Fund. The Independent Trustees concluded that the proposed fee payable to Eaton Vance by the Manager with respect to the assets to be allocated to Eaton Vance was reasonable and appropriate. The Independent Trustees recognized that, because Eaton Vance’s fee would be paid by the Manager, and not the High Yield Fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. Accordingly, considerations of profitability and economies of scale with respect to Eaton Vance was not relevant to the Independent Trustees’ determination to approve the Advisory Agreement. The Independent Trustees also concluded that any benefits that were expected to accrue to Eaton Vance by virtue of its relationship with the High Yield Fund were reasonable.

After consideration of the factors discussed above, with no single factor identified as the principal factor, the Independent Trustees approved the Advisory Agreement. The Advisory Agreement became effective on December 2, 2016.

Additional Information

(unaudited)

Trustees and Officers of the Trust

The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

Consulting Group Advisory Services LLC (“CGAS” or “Manager”) serves as the investment adviser for each Fund. The Funds employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES

John J. Murphy Murphy Capital Management, Inc. 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Chairman and Trustee	Since 2002 (Chairman since 2010)	Founder and Senior Principal, Murphy Capital Management (investment management) (1983-present)	10	Trustee, Legg Mason Partners Equity Trust (2007-present); Trustee, UBS Funds (2009-present); and Director, Fort Dearborn Income Securities (2013-present);

Adela Cepeda PFM Financial Advisors LLC 222 North LaSalle, Suite 910 Chicago, IL 60601 Birth Year: 1958	Trustee	Since 2008	Managing Director, Public Financial Management, Inc. (September 2016-present); President, A.C. Advisory, Inc. (1995-September 2016)	10	Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (2005-present); Trustee, UBS Funds (2004-present); Director, Fort Dearborn Income Securities (2000-present); formerly, Director, Amalgamated Bank of Chicago (2003-2012); and formerly, Director, Municipal Securities Rulemaking Board (2010-2012)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

W. Thomas Matthews 453 Banks Mill Road Aiken, SC 29801 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	10	Chairman Emeritus, Congressional Medal of Honor Foundation (2009-present), formerly Treasurer (2009-2016); and Director, America’s Warrior Partnership (2013-present), formerly Chairman (2013-2016)

Mark J. Reed North American Management 1 North Brentwood Blvd., Suite 1510 St. Louis, MO 63105 Birth Year: 1964	Trustee	Since 2007	Principal and Portfolio Manager, North American Management Corp. (2013-present); and Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc. (1988-2013)	10	None

Eric T. McKissack, CFA® Channing Capital Management, LLC 10 S. LaSalle Street, Suite 2401 Chicago, IL 60603 Birth Year: 1953	Trustee	Since 2013	Founder and Chief Executive Officer, Channing Capital Management, LLC (investment management) (2004-present)	10	Trustee and Chairman, FlexShares Funds (2011-present); Trustee, The Art Institute of Chicago (2001-present); Director, Rehabilitation Institute of Chicago (2000-present); and Director, Urban Gateways (1995-present); and formerly, Director, ICMA Retirement Corp. (2005-2012)

INTERESTED TRUSTEE

Paul Ricciardelli** Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1969	Trustee and Chief Executive Officer and President Investment Officer	Since April 2017 August 2015-April 2017	Head of Manager Solutions, Morgan Stanley (2015-present); Head of IAR/GIMA, Morgan Stanley (2011- present).	10	None

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS

Francis Smith Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1965	Chief Financial Officer (“CFO”) and Treasurer	Since 2014	Managing Director 2017-Present; Executive Director, Morgan Stanley (2001-2017); Treasurer and Principal Financial Officer of various Morgan Stanley Funds (2003-present)

Eric Metallo Morgan Stanley 485 Lexington Ave, 11th Floor New York, NY 10017 Birth Year: 1976	Chief Legal Officer and Secretary	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2014-present); Senior Vice President and Associate General Counsel, Pine Bridge Investments (2011-2014).

Philip Stack Morgan Stanley 2000 Westchester Avenue, 3rd Floor Purchase, NY 10577 Birth Year: 1964	Chief Compliance Officer	Since 2013	Executive Director, Morgan Stanley (2015-Present); Vice President, Morgan Stanley (2013-2015); Vice President Corporate Audit Group – Compliance, Morgan Stanley (2012-2013).

Sara Cetron Morgan Stanley 2000 Westchester Avenue, 2nd Floor Purchase, NY 10577 Birth Year: 1980	Chief Administrative Officer	Since March 2017	Vice President, Morgan Stanley (2015-present); Vice President, Platform Management, Barclays Capital, Inc. (2008-2015)

Robert Garcia Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1983	Chief Operating Officer Investment Officer Co-Chief Operating Officer	Since May 2016 Since July 2015 August 2015-May 2016	Executive Director and Head of Portfolio Operations, Morgan Stanley (2016-present); Head of Packaged Digital Solutions, Morgan Stanley (2015-present); Head of Strategy and Development-Global Investment Solutions, Morgan Stanley (2013-2015); Overlay Portfolio Manager, Morgan Stanley (2009-2013)

Franceen Jansen Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1959	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-present)

Brian Mulley Morgan Stanley 522 Fifth Avenue, 11th Floor New York, NY 10036 Birth Year: 1977	Investment Officer	Since August 2015	Investment Analyst, Executive Director, Morgan Stanley (2005-present)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Matthew Rizzo Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1970	Investment Officer	Since August 2015	Executive Director, Manager Solutions, Morgan Stanley (2015-present); Head of Investment Strategy and Content, Morgan Stanley (2012-2015).

Sukru Saman Morgan Stanley 522 5th Avenue, 12th Floor New York, NY 10036 Birth Year: 1972	Investment Officer	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2013-present); Due Diligence Analyst, Morgan Stanley Wealth Management (2009-2013)

Lisa Shalett Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1963	Investment Officer	Since August 2015	Managing Director, Head of Investment and Portfolio Strategies, Morgan Stanley (2013-present); Chief Investment Officer, Bank of America/Merrill Lynch (2011-2013).

Drew Soffer Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1967	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2011-present)

Anthony Scaturro Morgan Stanley 485 Lexington Ave, 11th Floor New York, NY 10017 Birth Year: 1974	Anti-Money Laundering (“AML”) Compliance Officer	Since August 2015	Executive Director, AML Compliance Officer, Morgan Stanley (2014-present); Field Compliance Officer, Morgan Stanley (2009-2014)

James J. Tracy Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Product Management Officer Trustee Chief Executive Officer and President	Since May 2016 2013-2015 2013-2015	Managing Director, Director of Consulting Group Wealth Advisory Solutions (2012-present); Director, Morgan Stanley (2012-present); Managing Director, Director of National Sales and Business Development, Morgan Stanley (2011-2012).

Katen Rubeo Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1983	Product Management Officer	Since May 2016	Head of Strategic Initiatives for Consulting Group and Practice Management, Morgan Stanley (2016-Present); Head of Business Control for Consulting Group, Morgan Stanley (2015-2016); Head of Consulting Group Advisor, Morgan Stanley (2011-2015)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Steven Ross Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1971	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present); Vice President, Morgan Stanley (2005-2013)

Robert Creaney Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1974	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (1997-present)

Michael Conklin Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1977	Assistant Treasurer	Since 2014	Vice President, Morgan Stanley (2013-present); Vice President, First Trust Portfolios (2009-2013)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Practice Lead for Portfolio Compliance, Fund Administration, BBH&Co. (2015-present); Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**	Mr. Ricciardelli is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Important Tax Information

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year/period ended August 31, 2016:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund	High Yield Fund
Record Date	12/4/2015	12/4/2015	12/4/2015	12/4/2015	Monthly
Payable Date	12/7/2015	12/7/2015	12/7/2015	12/7/2015	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	100%	4.88%	100%	80.46%	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations	100%	4.78%	—	0.98%	—
Foreign Source Income	—	—	95.15%	97.06%	—
Foreign Tax Paid Per Share	—	—	0.01890	0.02413	—
Long-Term Capital Gain Dividend	4.80011	5.09118	—	—	—

	Core Fixed Income Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Record Date	Monthly	12/4/2015	Monthly	Monthly	Monthly
Payable Date	Monthly	12/7/2015	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	—	—	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations	—	—	—	—	—
Interest from Tax-Exempt Obligations	—	—	100%	—	—
Interest from Federal Obligations	32.74%	15.86%	—	—	—
Long-Term Capital Gain Dividend	0.04365	—	0.02149	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-888-454-3965 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-454-3965 (ask for “Consulting Group”), (2) on the Funds’ website at www.morganstanley.com/cgcm and (3) on the SEC’s website at

www.sec.gov.

© 2017 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Consulting Group Capital Markets Funds

2000 Westchester Avenue

Purchase, NY 10577

TK 2120A, 2/17

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Consulting Group Capital Markets Funds

Date:	May 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Consulting Group Capital Markets Funds

Date:	May 8, 2017

Consulting Group Capital Markets Funds

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer
Consulting Group Capital Markets Funds

Date:	May 8, 2017